As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-22708)

Brown Advisory Funds
(Exact name of Registrant as specified in charter)

901 South Bond Street Suite 400

Baltimore, MD 21231
(Address of principal executive offices) (Zip code)

Paul J. Chew

Principal Executive Officer

Brown Advisory Funds

901 South Bond Street Suite 400

Baltimore, MD 21231
(Name and address of agent for service)

(410) 537-5400

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Brown Advisory Growth Equity Fund
Institutional Shares | BAFGX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$73	0.72%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s underperformance was driven primarily by weakness in Communication Services and Health Care, along with select holdings in Information Technology. Netflix, Intuit, Microsoft, ServiceNow and DraftKings were the largest detractors. Marvell Technology, Palo Alto Networks, Alphabet, Datadog and Generac were the strongest contributors during the period.
POSITIONING
The Fund remained focused on premium growth companies across sectors and business models. Industrials was the largest overweight, while Information Technology remained the largest underweight compared to the Russell 1000® Growth Index. The team used periods of volatility to strengthen the Fund, adding businesses where we saw more durable competitive advantages and compelling long-term growth opportunities, while exiting positions where our conviction in the risk-reward had declined.

Top Contributors
↑	Marvell Technology, Inc.
↑	Palo Alto Networks, Inc.
↑	Alphabet Inc. Class C
↑	Datadog, Inc. Class A
↑	Generac Holdings Inc.

Top Detractors
↓	Netflix, Inc.
↓	Intuit Inc.
↓	Microsoft Corporation
↓	ServiceNow, Inc.
↓	DraftKings, Inc. Class A
PERFORMANCE
The Fund generated a positive absolute return during the period but underperformed its benchmarks. Portfolio changes made during periods of volatility were additive, with newer holdings including Palo Alto Networks contributing positively alongside strong performance from Marvell Technology, Datadog, Alphabet and Generac. While these changes supported
Brown Advisory Growth Equity Fund	PAGE 1	TSR-AR-115233702

a meaningful recovery in relative performance, weakness earlier in the period—particularly across software and Communication Services—weighed on full-year results.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	3.11	4.14	13.30
Russell 1000® Index	22.02	12.66	15.30
Russell 1000® Growth Index	17.44	13.68	18.56
Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$314,694,765
Number of Holdings	32
Net Advisory Fee	$2,585,325
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	37.2%
Industrials	16.1%
Communication Services	14.1%
Health Care	10.3%
Consumer Discretionary	9.7%
Financials	6.7%
Consumer Staples	3.1%
Cash & Other	2.8%

Top 10 Issuers	(%)
Palo Alto Networks, Inc.	5.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	5.0%
Marvell Technology, Inc.	4.9%
Hilton Worldwide Holdings, Inc.	4.5%
Broadcom, Inc.	4.3%
Arista Networks, Inc.	3.9%
Microsoft Corp.	3.7%
Spotify Technology SA	3.4%
Uber Technologies, Inc.	3.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Brown Advisory Growth Equity Fund	PAGE 2	TSR-AR-115233702

CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Growth Equity Fund	PAGE 3	TSR-AR-115233702

Brown Advisory Growth Equity Fund
Investor Shares | BIAGX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$88	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s underperformance was driven primarily by weakness in Communication Services and Health Care, along with select holdings in Information Technology. Netflix, Intuit, Microsoft, ServiceNow and DraftKings were the largest detractors. Marvell Technology, Palo Alto Networks, Alphabet, Datadog and Generac were the strongest contributors during the period.
POSITIONING
The Fund remained focused on premium growth companies across sectors and business models. Industrials was the largest overweight, while Information Technology remained the largest underweight compared to the Russell 1000® Growth Index. The team used periods of volatility to strengthen the Fund, adding businesses where we saw more durable competitive advantages and compelling long-term growth opportunities, while exiting positions where our conviction in the risk-reward had declined.

Top Contributors
↑	Marvell Technology, Inc.
↑	Palo Alto Networks, Inc.
↑	Alphabet Inc. Class C
↑	Datadog, Inc. Class A
↑	Generac Holdings Inc.

Top Detractors
↓	Netflix, Inc.
↓	Intuit Inc.
↓	Microsoft Corporation
↓	ServiceNow, Inc.
↓	DraftKings, Inc. Class A
PERFORMANCE
The Fund generated a positive absolute return during the period but underperformed its benchmarks. Portfolio changes made during periods of volatility were additive, with newer holdings including Palo Alto Networks contributing positively alongside strong performance from Marvell Technology, Datadog, Alphabet and Generac. While these changes supported
Brown Advisory Growth Equity Fund	PAGE 1	TSR-AR-115233504

a meaningful recovery in relative performance, weakness earlier in the period—particularly across software and Communication Services—weighed on full-year results.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	2.95	3.98	13.13
Russell 1000® Index	22.02	12.66	15.30
Russell 1000® Growth Index	17.44	13.68	18.56
Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$314,694,765
Number of Holdings	32
Net Advisory Fee	$2,585,325
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	37.2%
Industrials	16.1%
Communication Services	14.1%
Health Care	10.3%
Consumer Discretionary	9.7%
Financials	6.7%
Consumer Staples	3.1%
Cash & Other	2.8%

Top 10 Issuers	(%)
Palo Alto Networks, Inc.	5.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	5.0%
Marvell Technology, Inc.	4.9%
Hilton Worldwide Holdings, Inc.	4.5%
Broadcom, Inc.	4.3%
Arista Networks, Inc.	3.9%
Microsoft Corp.	3.7%
Spotify Technology SA	3.4%
Uber Technologies, Inc.	3.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Brown Advisory Growth Equity Fund	PAGE 2	TSR-AR-115233504

CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Growth Equity Fund	PAGE 3	TSR-AR-115233504

Brown Advisory Growth Equity Fund
Advisor Shares | BAGAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$113	1.12%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s underperformance was driven primarily by weakness in Communication Services and Health Care, along with select holdings in Information Technology. Netflix, Intuit, Microsoft, ServiceNow and DraftKings were the largest detractors. Marvell Technology, Palo Alto Networks, Alphabet, Datadog and Generac were the strongest contributors during the period.
POSITIONING
The Fund remained focused on premium growth companies across sectors and business models. Industrials was the largest overweight, while Information Technology remained the largest underweight compared to the Russell 1000® Growth Index. The team used periods of volatility to strengthen the Fund, adding businesses where we saw more durable competitive advantages and compelling long-term growth opportunities, while exiting positions where our conviction in the risk-reward had declined.

Top Contributors
↑	Marvell Technology, Inc.
↑	Palo Alto Networks, Inc.
↑	Alphabet Inc. Class C
↑	Datadog, Inc. Class A
↑	Generac Holdings Inc.

Top Detractors
↓	Netflix, Inc.
↓	Intuit Inc.
↓	Microsoft Corporation
↓	ServiceNow, Inc.
↓	DraftKings, Inc. Class A
PERFORMANCE
The Fund generated a positive absolute return during the period but underperformed its benchmarks. Portfolio changes made during periods of volatility were additive, with newer holdings including Palo Alto Networks contributing positively alongside strong performance from Marvell Technology, Datadog, Alphabet and Generac. While these changes supported
Brown Advisory Growth Equity Fund	PAGE 1	TSR-AR-115233603

a meaningful recovery in relative performance, weakness earlier in the period—particularly across software and Communication Services—weighed on full-year results.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	2.58	3.70	12.84
Russell 1000® Index	22.02	12.66	15.30
Russell 1000® Growth Index	17.44	13.68	18.56
Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$314,694,765
Number of Holdings	32
Net Advisory Fee	$2,585,325
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	37.2%
Industrials	16.1%
Communication Services	14.1%
Health Care	10.3%
Consumer Discretionary	9.7%
Financials	6.7%
Consumer Staples	3.1%
Cash & Other	2.8%

Top 10 Issuers	(%)
Palo Alto Networks, Inc.	5.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	5.0%
Marvell Technology, Inc.	4.9%
Hilton Worldwide Holdings, Inc.	4.5%
Broadcom, Inc.	4.3%
Arista Networks, Inc.	3.9%
Microsoft Corp.	3.7%
Spotify Technology SA	3.4%
Uber Technologies, Inc.	3.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Brown Advisory Growth Equity Fund	PAGE 2	TSR-AR-115233603

CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Growth Equity Fund	PAGE 3	TSR-AR-115233603

Brown Advisory Flexible Equity Fund
Institutional Shares | BAFFX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	0.52%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed its benchmark, the S&P 500® Index. Market returns were strong, supported by healthy corporate earnings and continued enthusiasm for artificial intelligence. Momentum became an increasingly important driver of market performance, and market leadership remained concentrated in a relatively narrow group of technology-related stocks.
WHAT FACTORS INFLUENCED PERFORMANCE
Information Technology and Communication Services were important contributors to the Fund’s return. Taiwan Semiconductor, Alphabet, KLA and Marvell were top contributors. Intuit, Microsoft, Fiserv, Meta Platforms and KKR were the largest detractors. The Fund’s underweight to Information Technology detracted from relative performance as the sector led the market.
POSITIONING
The Information Technology weighting increased with the additions of NVIDIA and SAP and strong performance from several semiconductor holdings. Communication Services increased with the addition of Spotify and appreciation in Alphabet. The Financials weighting declined with the sale of Fiserv and First Citizens BancShares. The Industrials weighting declined with the sale of Uber and Canadian National Railway.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Alphabet Inc. Class A
↑	KLA Corporation
↑	Alphabet Inc. Class C
↑	Marvell Technology, Inc.

Top Detractors
↓	Intuit Inc.
↓	Microsoft Corporation
↓	Fiserv, Inc.
↓	Meta Platforms Inc Class A
↓	KKR & Co Inc
PERFORMANCE
The Fund generated a positive return but trailed the S&P 500® Index as market gains became increasingly driven by momentum and concentrated technology and AI-related leadership.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR-AR-115233843

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	10.54	10.37	15.50
S&P 500® Index	22.32	13.41	15.51
Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$991,019,676
Number of Holdings	45
Net Advisory Fee	$4,203,169
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	27.3%
Financials	20.9%
Communication Services	14.3%
Health Care	11.5%
Consumer Discretionary	10.5%
Industrials	8.8%
Consumer Staples	3.2%
Energy	2.1%
Cash & Other	1.4%

Top 10 Issuers	(%)
Alphabet, Inc.	8.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	4.4%
Visa, Inc.	4.1%
Mastercard, Inc.	3.7%
Berkshire Hathaway, Inc.	3.4%
KLA Corp.	3.2%
NVIDIA Corp.	3.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Brown Advisory Flexible Equity Fund	PAGE 2	TSR-AR-115233843

CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Flexible Equity Fund	PAGE 3	TSR-AR-115233843

Brown Advisory Flexible Equity Fund
Investor Shares | BIAFX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$70	0.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed its benchmark, the S&P 500® Index. Market returns were strong, supported by healthy corporate earnings and continued enthusiasm for artificial intelligence. Momentum became an increasingly important driver of market performance, and market leadership remained concentrated in a relatively narrow group of technology-related stocks.
WHAT FACTORS INFLUENCED PERFORMANCE
Information Technology and Communication Services were important contributors to the Fund’s return. Taiwan Semiconductor, Alphabet, KLA and Marvell were top contributors. Intuit, Microsoft, Fiserv, Meta Platforms and KKR were the largest detractors. The Fund’s underweight to Information Technology detracted from relative performance as the sector led the market.
POSITIONING
The Information Technology weighting increased with the additions of NVIDIA and SAP and strong performance from several semiconductor holdings. Communication Services increased with the addition of Spotify and appreciation in Alphabet. The Financials weighting declined with the sale of Fiserv and First Citizens BancShares. The Industrials weighting declined with the sale of Uber and Canadian National Railway.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Alphabet Inc. Class A
↑	KLA Corporation
↑	Alphabet Inc. Class C
↑	Marvell Technology, Inc.

Top Detractors
↓	Intuit Inc.
↓	Microsoft Corporation
↓	Fiserv, Inc.
↓	Meta Platforms Inc Class A
↓	KKR & Co Inc
PERFORMANCE
The Fund generated a positive return but trailed the S&P 500® Index as market gains became increasingly driven by momentum and concentrated technology and AI-related leadership.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR-AR-115233868

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	10.36	10.19	15.33
S&P 500® Index	22.32	13.41	15.51
Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$991,019,676
Number of Holdings	45
Net Advisory Fee	$4,203,169
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	27.3%
Financials	20.9%
Communication Services	14.3%
Health Care	11.5%
Consumer Discretionary	10.5%
Industrials	8.8%
Consumer Staples	3.2%
Energy	2.1%
Cash & Other	1.4%

Top 10 Issuers	(%)
Alphabet, Inc.	8.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	4.4%
Visa, Inc.	4.1%
Mastercard, Inc.	3.7%
Berkshire Hathaway, Inc.	3.4%
KLA Corp.	3.2%
NVIDIA Corp.	3.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Brown Advisory Flexible Equity Fund	PAGE 2	TSR-AR-115233868

CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Flexible Equity Fund	PAGE 3	TSR-AR-115233868

Brown Advisory Flexible Equity Fund
Advisor Shares | BAFAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$97	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed its benchmark, the S&P 500® Index. Market returns were strong, supported by healthy corporate earnings and continued enthusiasm for artificial intelligence. Momentum became an increasingly important driver of market performance, and market leadership remained concentrated in a relatively narrow group of technology-related stocks.
WHAT FACTORS INFLUENCED PERFORMANCE
Information Technology and Communication Services were important contributors to the Fund’s return. Taiwan Semiconductor, Alphabet, KLA and Marvell were top contributors. Intuit, Microsoft, Fiserv, Meta Platforms and KKR were the largest detractors. The Fund’s underweight to Information Technology detracted from relative performance as the sector led the market.
POSITIONING
The Information Technology weighting increased with the additions of NVIDIA and SAP and strong performance from several semiconductor holdings. Communication Services increased with the addition of Spotify and appreciation in Alphabet. The Financials weighting declined with the sale of Fiserv and First Citizens BancShares. The Industrials weighting declined with the sale of Uber and Canadian National Railway.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Alphabet Inc. Class A
↑	KLA Corporation
↑	Alphabet Inc. Class C
↑	Marvell Technology, Inc.

Top Detractors
↓	Intuit Inc.
↓	Microsoft Corporation
↓	Fiserv, Inc.
↓	Meta Platforms Inc Class A
↓	KKR & Co Inc
PERFORMANCE
The Fund generated a positive return but trailed the S&P 500® Index as market gains became increasingly driven by momentum and concentrated technology and AI-related leadership.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR-AR-115233850

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	10.08	9.92	15.04
S&P 500® Index	22.32	13.41	15.51
Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$991,019,676
Number of Holdings	45
Net Advisory Fee	$4,203,169
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	27.3%
Financials	20.9%
Communication Services	14.3%
Health Care	11.5%
Consumer Discretionary	10.5%
Industrials	8.8%
Consumer Staples	3.2%
Energy	2.1%
Cash & Other	1.4%

Top 10 Issuers	(%)
Alphabet, Inc.	8.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	8.0%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	4.4%
Visa, Inc.	4.1%
Mastercard, Inc.	3.7%
Berkshire Hathaway, Inc.	3.4%
KLA Corp.	3.2%
NVIDIA Corp.	3.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Brown Advisory Flexible Equity Fund	PAGE 2	TSR-AR-115233850

CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Flexible Equity Fund	PAGE 3	TSR-AR-115233850

Brown Advisory Sustainable Growth Fund
Institutional Shares | BAFWX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$63	0.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Marvell, Taiwan Semiconductor, Monolithic Power Systems, NVIDIA and Datadog benefited from continued demand for AI infrastructure, networking and data. Intuit, Microsoft, ServiceNow, Spotify and KKR were the largest detractors. Narrow benchmark leadership, style factor headwinds, and concerns about AI disruption across software challenged results, although elevated volatility and dispersion among companies also created opportunities for bottom-up stock selection.
POSITIONING
Consistent with the Fund’s long-standing portfolio construction philosophy, we continued to balance exposure between durable and rapid growth companies while ensuring diversification by business model, end market, and growth theme. The Fund held 34 companies and was overweight Financials, Health Care and Industrials and underweight Communication Services and Information Technology. Trading activity was slightly elevated during the period as the team sought to take advantage of short-term dislocations, optimize position sizing, and execute name swaps to upgrade the portfolio.

Top Contributors
↑	Marvell Technology, Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Monolithic Power Systems, Inc.
↑	NVIDIA Corporation
↑	Datadog, Inc. Class A

Top Detractors
↓	Intuit Inc.
↓	Microsoft Corporation
↓	ServiceNow, Inc.
↓	Spotify Technology SA
↓	KKR & Co Inc
PERFORMANCE
Selected AI infrastructure and data holdings generated meaningful gains, but weakness in several large positions and lower exposure to the benchmark’s strongest technology companies resulted in underperformance.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-AR-115233207

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	2.15	7.32	15.51
Russell 1000® Index	22.02	12.66	15.30
Russell 1000® Growth Index	17.44	13.68	18.56
Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,286,685,392
Number of Holdings	35
Net Advisory Fee	$34,527,261
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	47.0%
Financials	15.2%
Industrials	10.9%
Consumer Discretionary	9.3%
Health Care	7.9%
Communication Services	6.2%
Materials	1.9%
Cash & Other	1.6%

Top 10 Issuers	(%)
NVIDIA Corp.	8.4%
Amazon.com, Inc.	6.7%
Microsoft Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.8%
Visa, Inc.	4.8%
Broadcom, Inc.	4.8%
Snowflake, Inc.	3.1%
Spotify Technology SA	2.9%
Alphabet, Inc.	2.9%
West Pharmaceutical Services, Inc.	2.7%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Brown Advisory Sustainable Growth Fund	PAGE 2	TSR-AR-115233207

CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Growth Fund	PAGE 3	TSR-AR-115233207

Brown Advisory Sustainable Growth Fund
Investor Shares | BIAWX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$78	0.77%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Marvell, Taiwan Semiconductor, Monolithic Power Systems, NVIDIA and Datadog benefited from continued demand for AI infrastructure, networking and data. Intuit, Microsoft, ServiceNow, Spotify and KKR were the largest detractors. Narrow benchmark leadership, style factor headwinds, and concerns about AI disruption across software challenged results, although elevated volatility and dispersion among companies also created opportunities for bottom-up stock selection.
POSITIONING
Consistent with the Fund’s long-standing portfolio construction philosophy, we continued to balance exposure between durable and rapid growth companies while ensuring diversification by business model, end market, and growth theme. The Fund held 34 companies and was overweight Financials, Health Care and Industrials and underweight Communication Services and Information Technology. Trading activity was slightly elevated during the period as the team sought to take advantage of short-term dislocations, optimize position sizing, and execute name swaps to upgrade the portfolio.

Top Contributors
↑	Marvell Technology, Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Monolithic Power Systems, Inc.
↑	NVIDIA Corporation
↑	Datadog, Inc. Class A

Top Detractors
↓	Intuit Inc.
↓	Microsoft Corporation
↓	ServiceNow, Inc.
↓	Spotify Technology SA
↓	KKR & Co Inc
PERFORMANCE
Selected AI infrastructure and data holdings generated meaningful gains, but weakness in several large positions and lower exposure to the benchmark’s strongest technology companies resulted in underperformance.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-AR-115233306

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	2.01	7.16	15.34
Russell 1000® Index	22.02	12.66	15.30
Russell 1000® Growth Index	17.44	13.68	18.56
Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,286,685,392
Number of Holdings	35
Net Advisory Fee	$34,527,261
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	47.0%
Financials	15.2%
Industrials	10.9%
Consumer Discretionary	9.3%
Health Care	7.9%
Communication Services	6.2%
Materials	1.9%
Cash & Other	1.6%

Top 10 Issuers	(%)
NVIDIA Corp.	8.4%
Amazon.com, Inc.	6.7%
Microsoft Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.8%
Visa, Inc.	4.8%
Broadcom, Inc.	4.8%
Snowflake, Inc.	3.1%
Spotify Technology SA	2.9%
Alphabet, Inc.	2.9%
West Pharmaceutical Services, Inc.	2.7%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Brown Advisory Sustainable Growth Fund	PAGE 2	TSR-AR-115233306

CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Growth Fund	PAGE 3	TSR-AR-115233306

Brown Advisory Sustainable Growth Fund
Advisor Shares | BAWAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$103	1.02%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Marvell, Taiwan Semiconductor, Monolithic Power Systems, NVIDIA and Datadog benefited from continued demand for AI infrastructure, networking and data. Intuit, Microsoft, ServiceNow, Spotify and KKR were the largest detractors. Narrow benchmark leadership, style factor headwinds, and concerns about AI disruption across software challenged results, although elevated volatility and dispersion among companies also created opportunities for bottom-up stock selection.
POSITIONING
Consistent with the Fund’s long-standing portfolio construction philosophy, we continued to balance exposure between durable and rapid growth companies while ensuring diversification by business model, end market, and growth theme. The Fund held 34 companies and was overweight Financials, Health Care and Industrials and underweight Communication Services and Information Technology. Trading activity was slightly elevated during the period as the team sought to take advantage of short-term dislocations, optimize position sizing, and execute name swaps to upgrade the portfolio.

Top Contributors
↑	Marvell Technology, Inc.
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	Monolithic Power Systems, Inc.
↑	NVIDIA Corporation
↑	Datadog, Inc. Class A

Top Detractors
↓	Intuit Inc.
↓	Microsoft Corporation
↓	ServiceNow, Inc.
↓	Spotify Technology SA
↓	KKR & Co Inc
PERFORMANCE
Selected AI infrastructure and data holdings generated meaningful gains, but weakness in several large positions and lower exposure to the benchmark’s strongest technology companies resulted in underperformance.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-AR-115233405

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	1.74	6.89	15.05
Russell 1000® Index	22.02	12.66	15.30
Russell 1000® Growth Index	17.44	13.68	18.56
Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,286,685,392
Number of Holdings	35
Net Advisory Fee	$34,527,261
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	47.0%
Financials	15.2%
Industrials	10.9%
Consumer Discretionary	9.3%
Health Care	7.9%
Communication Services	6.2%
Materials	1.9%
Cash & Other	1.6%

Top 10 Issuers	(%)
NVIDIA Corp.	8.4%
Amazon.com, Inc.	6.7%
Microsoft Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.8%
Visa, Inc.	4.8%
Broadcom, Inc.	4.8%
Snowflake, Inc.	3.1%
Spotify Technology SA	2.9%
Alphabet, Inc.	2.9%
West Pharmaceutical Services, Inc.	2.7%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Brown Advisory Sustainable Growth Fund	PAGE 2	TSR-AR-115233405

CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Growth Fund	PAGE 3	TSR-AR-115233405

Brown Advisory Small-Cap Growth Fund
Institutional Shares | BAFSX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$106	0.96%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns but underperformed both the Russell 1000® Index and Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the industrials and health care sectors while the consumer discretionary and communication services sectors were the biggest detractors. The largest individual contributor to performance was Oceaneering International, Inc. (OII), and the largest individual detractor to performance was CCC Intelligent Solutions Holdings Inc (CCC).
POSITIONING
We were active during the period and invested in nineteen new companies and exited twenty-three companies. We also had five additions and deletions during the period. The additions during the period were diversified across most economic sectors, but industrials, health care and information technology were particularly fruitful areas of new investment. A notable addition to the industrials sector in the fourth quarter of 2025 was Andersen Group, Inc. Class A (ANDG). Andersen Group is a leading provider of independent tax, valuation and financial advisory services to individuals, businesses and alternative investment funds. We participated in the company’s recent IPO. The business has a relatively low level of cyclicality, a strong balance sheet, and a proven record of impressive growth.

Top Contributors
↑	Oceaneering International, Inc.
↑	Establishment Labs Holdings, Inc.
↑	SiTime Corporation
↑	Lattice Semiconductor Corporation
↑	Entegris, Inc.

Top Detractors
↓	CCC Intelligent Solutions Holdings Inc
↓	Bright Horizons Family Solutions, Inc.
↓	Vertex, Inc. Class A
↓	Dynatrace, Inc.
↓	Universal Display Corporation
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-AR-115233819

PERFORMANCE
The Fund posted strong absolute returns but underperformed its regulatory benchmark, the Russell 1000® Index, during the period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	21.85	2.45	10.01
Russell 1000® Index	22.02	12.66	15.30
Russell 2000® Growth Index	38.74	5.57	11.97
Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$593,922,396
Number of Holdings	72
Net Advisory Fee	$5,964,342
Portfolio Turnover	30%
Brown Advisory Small-Cap Growth Fund	PAGE 2	TSR-AR-115233819

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	34.8%
Health Care	25.8%
Information Technology	19.1%
Financials	4.8%
Energy	3.9%
Materials	3.6%
Real Estate	3.0%
Utilities	1.2%
Consumer Discretionary	1.0%
Cash & Other	2.8%

Top 10 Issuers	(%)
Oceaneering International, Inc.	3.9%
HealthEquity, Inc.	3.3%
Prosperity Bancshares, Inc.	3.1%
Establishment Labs Holdings, Inc.	3.1%
Bio-Techne Corp.	2.8%
Waste Connections, Inc.	2.8%
CCC Intelligent Solutions Holdings, Inc.	2.4%
Andersen Group, Inc.	2.4%
Bruker Corp.	2.3%
StandardAero, Inc.	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Growth Fund	PAGE 3	TSR-AR-115233819

Brown Advisory Small-Cap Growth Fund
Investor Shares | BIASX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$123	1.11%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns but underperformed both the Russell 1000® Index and Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the industrials and health care sectors while the consumer discretionary and communication services sectors were the biggest detractors. The largest individual contributor to performance was Oceaneering International, Inc. (OII), and the largest individual detractor to performance was CCC Intelligent Solutions Holdings Inc (CCC).
POSITIONING
We were active during the period and invested in nineteen new companies and exited twenty-three companies. We also had five additions and deletions during the period. The additions during the period were diversified across most economic sectors, but industrials, health care and information technology were particularly fruitful areas of new investment. A notable addition to the industrials sector in the fourth quarter of 2025 was Andersen Group, Inc. Class A (ANDG). Andersen Group is a leading provider of independent tax, valuation and financial advisory services to individuals, businesses and alternative investment funds. We participated in the company’s recent IPO. The business has a relatively low level of cyclicality, a strong balance sheet, and a proven record of impressive growth.

Top Contributors
↑	Oceaneering International, Inc.
↑	Establishment Labs Holdings, Inc.
↑	SiTime Corporation
↑	Lattice Semiconductor Corporation
↑	Entegris, Inc.

Top Detractors
↓	CCC Intelligent Solutions Holdings Inc
↓	Bright Horizons Family Solutions, Inc.
↓	Vertex, Inc. Class A
↓	Dynatrace, Inc.
↓	Universal Display Corporation
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-AR-115233835

PERFORMANCE
The Fund posted strong absolute returns but underperformed its regulatory benchmark, the Russell 1000® Index, during the period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	21.68	2.31	9.85
Russell 1000® Index	22.02	12.66	15.30
Russell 2000® Growth Index	38.74	5.57	11.97
Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$593,922,396
Number of Holdings	72
Net Advisory Fee	$5,964,342
Portfolio Turnover	30%
Brown Advisory Small-Cap Growth Fund	PAGE 2	TSR-AR-115233835

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	34.8%
Health Care	25.8%
Information Technology	19.1%
Financials	4.8%
Energy	3.9%
Materials	3.6%
Real Estate	3.0%
Utilities	1.2%
Consumer Discretionary	1.0%
Cash & Other	2.8%

Top 10 Issuers	(%)
Oceaneering International, Inc.	3.9%
HealthEquity, Inc.	3.3%
Prosperity Bancshares, Inc.	3.1%
Establishment Labs Holdings, Inc.	3.1%
Bio-Techne Corp.	2.8%
Waste Connections, Inc.	2.8%
CCC Intelligent Solutions Holdings, Inc.	2.4%
Andersen Group, Inc.	2.4%
Bruker Corp.	2.3%
StandardAero, Inc.	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Growth Fund	PAGE 3	TSR-AR-115233835

Brown Advisory Small-Cap Growth Fund
Advisor Shares | BASAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$151	1.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns but underperformed both the Russell 1000® Index and Russell 2000® Growth Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the industrials and health care sectors while the consumer discretionary and communication services sectors were the biggest detractors. The largest individual contributor to performance was Oceaneering International, Inc. (OII), and the largest individual detractor to performance was CCC Intelligent Solutions Holdings Inc (CCC).
POSITIONING
We were active during the period and invested in nineteen new companies and exited twenty-three companies. We also had five additions and deletions during the period. The additions during the period were diversified across most economic sectors, but industrials, health care and information technology were particularly fruitful areas of new investment. A notable addition to the industrials sector in the fourth quarter of 2025 was Andersen Group, Inc. Class A (ANDG). Andersen Group is a leading provider of independent tax, valuation and financial advisory services to individuals, businesses and alternative investment funds. We participated in the company’s recent IPO. The business has a relatively low level of cyclicality, a strong balance sheet, and a proven record of impressive growth.

Top Contributors
↑	Oceaneering International, Inc.
↑	Establishment Labs Holdings, Inc.
↑	SiTime Corporation
↑	Lattice Semiconductor Corporation
↑	Entegris, Inc.

Top Detractors
↓	CCC Intelligent Solutions Holdings Inc
↓	Bright Horizons Family Solutions, Inc.
↓	Vertex, Inc. Class A
↓	Dynatrace, Inc.
↓	Universal Display Corporation
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-AR-115233827

PERFORMANCE
The Fund posted strong absolute returns but underperformed its regulatory benchmark, the Russell 1000® Index, during the period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	21.42	2.05	9.57
Russell 1000® Index	22.02	12.66	15.30
Russell 2000® Growth Index	38.74	5.57	11.97
Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$593,922,396
Number of Holdings	72
Net Advisory Fee	$5,964,342
Portfolio Turnover	30%
Brown Advisory Small-Cap Growth Fund	PAGE 2	TSR-AR-115233827

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	34.8%
Health Care	25.8%
Information Technology	19.1%
Financials	4.8%
Energy	3.9%
Materials	3.6%
Real Estate	3.0%
Utilities	1.2%
Consumer Discretionary	1.0%
Cash & Other	2.8%

Top 10 Issuers	(%)
Oceaneering International, Inc.	3.9%
HealthEquity, Inc.	3.3%
Prosperity Bancshares, Inc.	3.1%
Establishment Labs Holdings, Inc.	3.1%
Bio-Techne Corp.	2.8%
Waste Connections, Inc.	2.8%
CCC Intelligent Solutions Holdings, Inc.	2.4%
Andersen Group, Inc.	2.4%
Bruker Corp.	2.3%
StandardAero, Inc.	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Growth Fund	PAGE 3	TSR-AR-115233827

Brown Advisory Small-Cap Fundamental Value Fund
Institutional Shares | BAUUX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$111	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns, outperforming the Russell 1000® Index but underperforming the Russell 2000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the financials and industrials sectors while the consumer staples and communication services sectors were the biggest detractors. The largest individual contributor to performance was BrightSpring Health Services, Inc. (BTSG), and the largest individual detractor to performance was Nomad Foods, Ltd. (NOMD).
POSITIONING
We were active during the period and invested in twenty new companies and exited twenty companies. We also had three additions and deletions during the period. The additions during the period were diversified across most economic sectors. A notable addition to the Healthcare sector in the third quarter of 2025 was BrightSpring Health Services, Inc. (BTSG). BrightSpring Health Services offers exposure to a variety of attractive healthcare end-markets, including specialty and institutional pharmacy, as well as home & community-based provider services. These exciting exposures are complemented by a strong management team and a free cash flow profile that we believe is set to accelerate over the next 3 years.

Top Contributors
↑	BrightSpring Health Services, Inc.
↑	Oceaneering International, Inc.
↑	Ducommun Incorporated
↑	NCR Atleos Corporation
↑	Ingevity Corporation

Top Detractors
↓	Nomad Foods Ltd.
↓	Cable One, Inc.
↓	Orion S.A.
↓	NCR Voyix Corporation
↓	Albany International Corp. Class A
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-AR-115233777

PERFORMANCE
The Fund generated strong absolute returns, outperforming the Russell 1000® Index but trailing the Russell 2000® Value Index during the period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	33.83	10.05	10.29
Russell 1000® Index	22.02	12.66	15.30
Russell 2000® Value Index	43.01	8.23	10.89
Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,231,833,086
Number of Holdings	64
Net Advisory Fee	$10,027,898
Portfolio Turnover	51%
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 2	TSR-AR-115233777

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	25.8%
Health Care	13.5%
Industrials	10.9%
Consumer Discretionary	10.1%
Information Technology	7.7%
Materials	7.5%
Real Estate	6.9%
Energy	5.5%
Communication Services	4.3%
Cash & Other	7.8%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.3%
Ingevity Corp.	2.8%
Oceaneering International, Inc.	2.6%
Cushman & Wakefield Ltd.	2.4%
BrightSpring Health Services, Inc.	2.4%
CTS Corp.	2.4%
Timken Co.	2.4%
Sensata Technologies Holding PLC	2.3%
Global Net Lease, Inc.	2.3%
Talen Energy Corp.	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 3	TSR-AR-115233777

Brown Advisory Small-Cap Fundamental Value Fund
Investor Shares | BIAUX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$128	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns, outperforming the Russell 1000® Index but underperforming the Russell 2000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the financials and industrials sectors while the consumer staples and communication services sectors were the biggest detractors. The largest individual contributor to performance was BrightSpring Health Services, Inc. (BTSG), and the largest individual detractor to performance was Nomad Foods, Ltd. (NOMD).
POSITIONING
We were active during the period and invested in twenty new companies and exited twenty companies. We also had three additions and deletions during the period. The additions during the period were diversified across most economic sectors. A notable addition to the Healthcare sector in the third quarter of 2025 was BrightSpring Health Services, Inc. (BTSG). BrightSpring Health Services offers exposure to a variety of attractive healthcare end-markets, including specialty and institutional pharmacy, as well as home & community-based provider services. These exciting exposures are complemented by a strong management team and a free cash flow profile that we believe is set to accelerate over the next 3 years.

Top Contributors
↑	BrightSpring Health Services, Inc.
↑	Oceaneering International, Inc.
↑	Ducommun Incorporated
↑	NCR Atleos Corporation
↑	Ingevity Corporation

Top Detractors
↓	Nomad Foods Ltd.
↓	Cable One, Inc.
↓	Orion S.A.
↓	NCR Voyix Corporation
↓	Albany International Corp. Class A
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-AR-115233793

PERFORMANCE
The Fund generated strong absolute returns, outperforming the Russell 1000® Index but trailing the Russell 2000® Value Index during the period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	33.62	9.89	10.12
Russell 1000® Index	22.02	12.66	15.30
Russell 2000® Value Index	43.01	8.23	10.89
Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,231,833,086
Number of Holdings	64
Net Advisory Fee	$10,027,898
Portfolio Turnover	51%
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 2	TSR-AR-115233793

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	25.8%
Health Care	13.5%
Industrials	10.9%
Consumer Discretionary	10.1%
Information Technology	7.7%
Materials	7.5%
Real Estate	6.9%
Energy	5.5%
Communication Services	4.3%
Cash & Other	7.8%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.3%
Ingevity Corp.	2.8%
Oceaneering International, Inc.	2.6%
Cushman & Wakefield Ltd.	2.4%
BrightSpring Health Services, Inc.	2.4%
CTS Corp.	2.4%
Timken Co.	2.4%
Sensata Technologies Holding PLC	2.3%
Global Net Lease, Inc.	2.3%
Talen Energy Corp.	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 3	TSR-AR-115233793

Brown Advisory Small-Cap Fundamental Value Fund
Advisor Shares | BAUAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$157	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns, outperforming the Russell 1000® Index but underperforming the Russell 2000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the financials and industrials sectors while the consumer staples and communication services sectors were the biggest detractors. The largest individual contributor to performance was BrightSpring Health Services, Inc. (BTSG), and the largest individual detractor to performance was Nomad Foods, Ltd. (NOMD).
POSITIONING
We were active during the period and invested in twenty new companies and exited twenty companies. We also had three additions and deletions during the period. The additions during the period were diversified across most economic sectors. A notable addition to the Healthcare sector in the third quarter of 2025 was BrightSpring Health Services, Inc. (BTSG). BrightSpring Health Services offers exposure to a variety of attractive healthcare end-markets, including specialty and institutional pharmacy, as well as home & community-based provider services. These exciting exposures are complemented by a strong management team and a free cash flow profile that we believe is set to accelerate over the next 3 years.

Top Contributors
↑	BrightSpring Health Services, Inc.
↑	Oceaneering International, Inc.
↑	Ducommun Incorporated
↑	NCR Atleos Corporation
↑	Ingevity Corporation

Top Detractors
↓	Nomad Foods Ltd.
↓	Cable One, Inc.
↓	Orion S.A.
↓	NCR Voyix Corporation
↓	Albany International Corp. Class A
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-AR-115233785

PERFORMANCE
The Fund generated strong absolute returns, outperforming the Russell 1000® Index but trailing the Russell 2000® Value Index during the period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	33.32	9.61	9.85
Russell 1000® Index	22.02	12.66	15.30
Russell 2000® Value Index	43.01	8.23	10.89
Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,231,833,086
Number of Holdings	64
Net Advisory Fee	$10,027,898
Portfolio Turnover	51%
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 2	TSR-AR-115233785

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	25.8%
Health Care	13.5%
Industrials	10.9%
Consumer Discretionary	10.1%
Information Technology	7.7%
Materials	7.5%
Real Estate	6.9%
Energy	5.5%
Communication Services	4.3%
Cash & Other	7.8%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.3%
Ingevity Corp.	2.8%
Oceaneering International, Inc.	2.6%
Cushman & Wakefield Ltd.	2.4%
BrightSpring Health Services, Inc.	2.4%
CTS Corp.	2.4%
Timken Co.	2.4%
Sensata Technologies Holding PLC	2.3%
Global Net Lease, Inc.	2.3%
Talen Energy Corp.	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 3	TSR-AR-115233785

Brown Advisory Sustainable Small-Cap Core Fund
Institutional Shares | BAFYX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$107	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns, outperforming the Russell 1000® Index but  underperforming the Russell 2000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the industrials and health care sectors while the consumer staples sector was the lone detractor. The largest individual contributor to performance was SiTime Corporation (SITM), and the largest individual detractor to performance was Vertex, Inc. Class A (VERX).
POSITIONING
We were active during the period and invested in eighteen new companies and exited twenty-seven companies. We also had four additions and deletions during the period. The additions during the period were diversified across most economic sectors. A notable addition to the Healthcare sector in the third quarter of 2025 was BrightSpring Health Services, Inc. (BTSG). BrightSpring Health Services offers exposure to a variety of attractive healthcare end-markets, including specialty and institutional pharmacy, as well as home & community-based provider services. These exciting exposures are complemented by a strong management team and a free cash flow profile that we believe is set to accelerate over the next 3 years.

Top Contributors
↑	SiTime Corporation
↑	BrightSpring Health Services, Inc.
↑	Guardian Pharmacy Services, Inc. Class A
↑	Enpro Inc.
↑	Modine Manufacturing Company

Top Detractors
↓	Vertex, Inc. Class A
↓	Bright Horizons Family Solutions, Inc.
↓	Universal Display Corporation
↓	Nomad Foods Ltd.
↓	Phreesia, Inc.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 1	TSR-AR-115233298

PERFORMANCE
The Fund generated strong absolute returns, outperforming the Russell 1000 Index but trailing the Russell 2000 Index during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Institutional Shares	29.89	6.57
Russell 1000® Index	22.02	13.33
Russell 2000® Index	40.78	8.38
Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$118,655,684
Number of Holdings	66
Net Advisory Fee	$781,766
Portfolio Turnover	77%
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 2	TSR-AR-115233298

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Health Care	20.2%
Industrials	19.6%
Information Technology	16.8%
Financials	14.7%
Consumer Discretionary	9.0%
Materials	6.0%
Real Estate	4.7%
Energy	2.5%
Communication Services	2.1%
Cash & Other	4.4%

Top 10 Issuers	(%)
Bancorp, Inc.	2.7%
BrightSpring Health Services, Inc.	2.6%
Bristow Group, Inc.	2.5%
Guardant Health, Inc.	2.4%
Novanta, Inc.	2.4%
OPENLANE, Inc.	2.4%
Power Integrations, Inc.	2.2%
HealthEquity, Inc.	2.1%
John Wiley & Sons, Inc.	2.1%
Ingevity Corp.	2.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 3	TSR-AR-115233298

Brown Advisory Sustainable Small-Cap Core Fund
Investor Shares | BIAYX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$124	1.08%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated strong positive returns, outperforming the Russell 1000® Index but  underperforming the Russell 2000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the industrials and health care sectors while the consumer staples sector was the lone detractor. The largest individual contributor to performance was SiTime Corporation (SITM), and the largest individual detractor to performance was Vertex, Inc. Class A (VERX).
POSITIONING
We were active during the period and invested in eighteen new companies and exited twenty-seven companies. We also had four additions and deletions during the period. The additions during the period were diversified across most economic sectors. A notable addition to the Healthcare sector in the third quarter of 2025 was BrightSpring Health Services, Inc. (BTSG). BrightSpring Health Services offers exposure to a variety of attractive healthcare end-markets, including specialty and institutional pharmacy, as well as home & community-based provider services. These exciting exposures are complemented by a strong management team and a free cash flow profile that we believe is set to accelerate over the next 3 years.

Top Contributors
↑	SiTime Corporation
↑	BrightSpring Health Services, Inc.
↑	Guardian Pharmacy Services, Inc. Class A
↑	Enpro Inc.
↑	Modine Manufacturing Company

Top Detractors
↓	Vertex, Inc. Class A
↓	Bright Horizons Family Solutions, Inc.
↓	Universal Display Corporation
↓	Nomad Foods Ltd.
↓	Phreesia, Inc.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 1	TSR-AR-115233280

PERFORMANCE
The Fund generated strong absolute returns, outperforming the Russell 1000 Index but trailing the Russell 2000 Index during the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Investor Shares	29.82	6.41
Russell 1000® Index	22.02	13.33
Russell 2000® Index	40.78	8.38
Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$118,655,684
Number of Holdings	66
Net Advisory Fee	$781,766
Portfolio Turnover	77%
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 2	TSR-AR-115233280

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Health Care	20.2%
Industrials	19.6%
Information Technology	16.8%
Financials	14.7%
Consumer Discretionary	9.0%
Materials	6.0%
Real Estate	4.7%
Energy	2.5%
Communication Services	2.1%
Cash & Other	4.4%

Top 10 Issuers	(%)
Bancorp, Inc.	2.7%
BrightSpring Health Services, Inc.	2.6%
Bristow Group, Inc.	2.5%
Guardant Health, Inc.	2.4%
Novanta, Inc.	2.4%
OPENLANE, Inc.	2.4%
Power Integrations, Inc.	2.2%
HealthEquity, Inc.	2.1%
John Wiley & Sons, Inc.	2.1%
Ingevity Corp.	2.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 3	TSR-AR-115233280

Brown Advisory Sustainable Value Fund
Institutional Shares | BASVX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$77	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Dell, Flex, Applied Materials and TD SYNNEX benefited from continued AI infrastructure and capital-spending demand, while Citigroup also contributed. Fidelity National Information Services, T-Mobile, Comcast, Pentair and Equitable detracted. Gains from selected technology and financial holdings were outweighed by weakness in Communication Services and Industrials and unusually strong benchmark Information Technology performance.
POSITIONING
The Fund held 42 companies and was overweight Health Care, Materials and Industrials and underweight Consumer Discretionary, Consumer Staples and Financials. The team remained focused on strong free cash flow, sustainable competitive advantages, capital discipline and attractive valuations while rotating toward better risk and return opportunities.

Top Contributors
↑	Dell Technologies, Inc. Class C
↑	Flex Ltd
↑	Applied Materials, Inc.
↑	Citigroup Inc.
↑	TD SYNNEX Corporation

Top Detractors
↓	Fidelity National Information Services, Inc.
↓	T-Mobile US, Inc.
↓	Comcast Corporation Class A
↓	Pentair plc
↓	Equitable Holdings, Inc.
PERFORMANCE
Selected AI infrastructure and financial holdings supported returns, but concentrated benchmark leadership and weakness in several communication services and industrial positions resulted in underperformance.
Brown Advisory Sustainable Value Fund	PAGE 1	TSR-AR-115233256

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2023)
Institutional Shares	19.89	17.05
Russell 1000® Index	22.02	22.33
Russell 1000® Value Index	27.12	17.10
Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$189,575,593
Number of Holdings	43
Net Advisory Fee	$984,788
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Health Care	22.2%
Information Technology	16.8%
Financials	15.9%
Industrials	12.7%
Materials	6.5%
Consumer Discretionary	4.9%
Consumer Staples	4.5%
Energy	4.3%
Communication Services	4.0%
Cash & Other	8.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Flex Ltd.	4.7%
Dell Technologies, Inc.	4.6%
Cardinal Health, Inc.	4.0%
Pentair PLC	3.7%
First American Government Obligations Fund	3.5%
Smurfit WestRock PLC	3.4%
ICON PLC	3.3%
Citigroup, Inc.	3.2%
CRH PLC	3.0%
Bank of America Corp.	3.0%
Brown Advisory Sustainable Value Fund	PAGE 2	TSR-AR-115233256

CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Value Fund	PAGE 3	TSR-AR-115233256

Brown Advisory Sustainable Value Fund
Investor Shares | BISVX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$93	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and Russell 1000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Dell, Flex, Applied Materials and TD SYNNEX benefited from continued AI infrastructure and capital-spending demand, while Citigroup also contributed. Fidelity National Information Services, T-Mobile, Comcast, Pentair and Equitable detracted. Gains from selected technology and financial holdings were outweighed by weakness in Communication Services and Industrials and unusually strong benchmark Information Technology performance.
POSITIONING
The Fund held 42 companies and was overweight Health Care, Materials and Industrials and underweight Consumer Discretionary, Consumer Staples and Financials. The team remained focused on strong free cash flow, sustainable competitive advantages, capital discipline and attractive valuations while rotating toward better risk and return opportunities.

Top Contributors
↑	Dell Technologies, Inc. Class C
↑	Flex Ltd
↑	Applied Materials, Inc.
↑	Citigroup Inc.
↑	TD SYNNEX Corporation

Top Detractors
↓	Fidelity National Information Services, Inc.
↓	T-Mobile US, Inc.
↓	Comcast Corporation Class A
↓	Pentair plc
↓	Equitable Holdings, Inc.
PERFORMANCE
Selected AI infrastructure and financial holdings supported returns, but concentrated benchmark leadership and weakness in several communication services and industrial positions resulted in underperformance.
Brown Advisory Sustainable Value Fund	PAGE 1	TSR-AR-115233249

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2023)
Investor Shares	19.79	16.85
Russell 1000® Index	22.02	22.33
Russell 1000® Value Index	27.12	17.10
Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$189,575,593
Number of Holdings	43
Net Advisory Fee	$984,788
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Health Care	22.2%
Information Technology	16.8%
Financials	15.9%
Industrials	12.7%
Materials	6.5%
Consumer Discretionary	4.9%
Consumer Staples	4.5%
Energy	4.3%
Communication Services	4.0%
Cash & Other	8.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Flex Ltd.	4.7%
Dell Technologies, Inc.	4.6%
Cardinal Health, Inc.	4.0%
Pentair PLC	3.7%
First American Government Obligations Fund	3.5%
Smurfit WestRock PLC	3.4%
ICON PLC	3.3%
Citigroup, Inc.	3.2%
CRH PLC	3.0%
Bank of America Corp.	3.0%
Brown Advisory Sustainable Value Fund	PAGE 2	TSR-AR-115233249

CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Value Fund	PAGE 3	TSR-AR-115233249

Brown Advisory Global Leaders Fund
Institutional Shares | BAFLX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund declined and underperformed the MSCI All Country World Index (ACWI).
WHAT FACTORS INFLUENCED PERFORMANCE
Relative performance was driven primarily by AI-related market leadership and financials. The Fund’s underweight exposure to semiconductors and technology hardware was the largest detractor. Holdings in financial-market infrastructure and payments companies also lagged asset-heavy global and European banks, which led sector performance but were not held by the Fund. Since mid-2025, and most notably during the second quarter of 2026, narrow market leadership, the benchmark’s exposure to semiconductors and technology hardware, and elevated correlation among risk factors further pressured relative performance.
POSITIONING
The Fund remains focused on companies that deliver differentiated value to customers, benefit from high switching costs, generate strong profitability, and convert earnings into free cash flow. The portfolio management team continues to emphasize long-term fundamental strength and disciplined capital allocation. Holdings that no longer demonstrate durable competitive advantages, a positive moat trajectory, or an attractive five-year risk/reward profile may be reduced or replaced with higher-conviction opportunities. Recent portfolio activity reflects this ongoing reassessment.

Top Contributors
↑	Alphabet Inc. Class C
↑	ASML Holding NV Sponsored ADR
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	GE Aerospace
↑	Roche Holding Ltd

Top Detractors
↓	Microsoft Corporation
↓	London Stock Exchange Group plc
↓	Zoetis, Inc. Class A
↓	Intuit Inc.
↓	CTS Eventim AG & Co. KGaA
Brown Advisory Global Leaders Fund	PAGE 1	TSR-AR-115233355

PERFORMANCE
Underlying fundamentals remained strong at many holdings and several positions generated gains, but narrow benchmark leadership and weakness in several large holdings resulted in a negative Fund return and significant underperformance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2018)
Institutional Shares	-1.65	6.17	11.73
MSCI All Country World Index (ACWI)	23.67	10.98	13.42
Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,215,421,171
Number of Holdings	32
Net Advisory Fee	$15,902,686
Portfolio Turnover	42%
Brown Advisory Global Leaders Fund	PAGE 2	TSR-AR-115233355

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	31.0%
Industrials	24.1%
Information Technology	20.3%
Consumer Discretionary	9.1%
Communication Services	8.0%
Health Care	7.1%
Cash & Other	0.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	6.8%
Alphabet, Inc.	6.8%
Microsoft Corp.	6.3%
Visa, Inc.	5.6%
Mastercard, Inc.	5.3%
Safran SA	4.9%
ASML Holding NV	4.6%
Deutsche Boerse AG	4.4%
Experian PLC	3.8%
Roche Holding AG	3.8%

Top 10 Countries	(%)
United States	50.2%
United Kingdom	11.6%
Germany	7.4%
Taiwan	6.8%
France	4.9%
Netherlands	4.7%
Switzerland	3.8%
Sweden	2.7%
China	2.3%
India	2.2%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Global Leaders Fund	PAGE 3	TSR-AR-115233355

Brown Advisory Global Leaders Fund
Investor Shares | BIALX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$90	0.91%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund declined and underperformed the MSCI All Country World Index (ACWI).
WHAT FACTORS INFLUENCED PERFORMANCE
Relative performance was driven primarily by AI-related market leadership and financials. The Fund’s underweight exposure to semiconductors and technology hardware was the largest detractor. Holdings in financial-market infrastructure and payments companies also lagged asset-heavy global and European banks, which led sector performance but were not held by the Fund. Since mid-2025, and most notably during the second quarter of 2026, narrow market leadership, the benchmark’s exposure to semiconductors and technology hardware, and elevated correlation among risk factors further pressured relative performance.
POSITIONING
The Fund remains focused on companies that deliver differentiated value to customers, benefit from high switching costs, generate strong profitability, and convert earnings into free cash flow. The portfolio management team continues to emphasize long-term fundamental strength and disciplined capital allocation. Holdings that no longer demonstrate durable competitive advantages, a positive moat trajectory, or an attractive five-year risk/reward profile may be reduced or replaced with higher-conviction opportunities. Recent portfolio activity reflects this ongoing reassessment.

Top Contributors
↑	Alphabet Inc. Class C
↑	ASML Holding NV Sponsored ADR
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	GE Aerospace
↑	Roche Holding Ltd

Top Detractors
↓	Microsoft Corporation
↓	London Stock Exchange Group plc
↓	Zoetis, Inc. Class A
↓	Intuit Inc.
↓	CTS Eventim AG & Co. KGaA
Brown Advisory Global Leaders Fund	PAGE 1	TSR-AR-115233462

PERFORMANCE
Underlying fundamentals remained strong at many holdings and several positions generated gains, but narrow benchmark leadership and weakness in several large holdings resulted in a negative Fund return and significant underperformance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	-1.80	6.00	12.17
MSCI All Country World Index (ACWI)	23.67	10.98	12.78
Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,215,421,171
Number of Holdings	32
Net Advisory Fee	$15,902,686
Portfolio Turnover	42%
Brown Advisory Global Leaders Fund	PAGE 2	TSR-AR-115233462

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	31.0%
Industrials	24.1%
Information Technology	20.3%
Consumer Discretionary	9.1%
Communication Services	8.0%
Health Care	7.1%
Cash & Other	0.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	6.8%
Alphabet, Inc.	6.8%
Microsoft Corp.	6.3%
Visa, Inc.	5.6%
Mastercard, Inc.	5.3%
Safran SA	4.9%
ASML Holding NV	4.6%
Deutsche Boerse AG	4.4%
Experian PLC	3.8%
Roche Holding AG	3.8%

Top 10 Countries	(%)
United States	50.2%
United Kingdom	11.6%
Germany	7.4%
Taiwan	6.8%
France	4.9%
Netherlands	4.7%
Switzerland	3.8%
Sweden	2.7%
China	2.3%
India	2.2%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Global Leaders Fund	PAGE 3	TSR-AR-115233462

Brown Advisory Sustainable International Leaders Fund
Institutional Shares | BAILX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$83	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund declined and underperformed the MSCI ACWI ex U.S. Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by Information Technology and Industrials. Within Information Technology, positive absolute returns trailed the benchmark, largely due to limited exposure to memory-chip producers and CPU manufacturers that benefited from continued AI-related investment. TSMC and ASML contributed positively, although the sector’s capital intensity, cyclicality, and elevated expectations remained areas of caution. Industrials also detracted, including Wolters Kluwer and Experian, whose share prices were affected by concerns that AI could disrupt their business models.
POSITIONING
The Fund remained focused on high-quality companies with durable competitive advantages. The portfolio management team re-underwrote and added to high-conviction holdings where business moats appeared underappreciated and AI-related risks may have been misunderstood. The Fund exited Tata Consultancy Services and Booking.com due to increased competitive risks and initiated seven new positions since the beginning of 2025, including Nintendo, SAP, Games Workshop, and Universal Music Group. Portfolio activity reflected an emphasis on opportunities with attractive long-term risk/reward profiles.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	ASML Holding NV
↑	Keyence Corporation
↑	Compagnie Financiere Richemont SA
↑	Rentokil Initial plc

Top Detractors
↓	Wolters Kluwer N.V.
↓	CTS Eventim AG & Co. KGaA
↓	Experian PLC
↓	SAP SE
↓	London Stock Exchange Group plc
Brown Advisory Sustainable International Leaders Fund	PAGE 1	TSR-AR-115233272

PERFORMANCE
Selected holdings generated gains and many portfolio companies maintained durable fundamentals. However, headwinds for quality investing, AI-related benchmark concentration, and weakness in several positions resulted in a negative Fund return and underperformance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2022)
Institutional Shares	-3.93	4.31
MSCI ACWI ex USA Index	27.66	11.99
Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$29,977,370
Number of Holdings	36
Net Advisory Fee	$149,570
Portfolio Turnover	61%
Brown Advisory Sustainable International Leaders Fund	PAGE 2	TSR-AR-115233272

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	29.8%
Financials	18.9%
Consumer Discretionary	18.0%
Information Technology	13.2%
Health Care	8.5%
Communication Services	8.1%
Consumer Staples	2.2%
Cash & Other	1.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Deutsche Boerse AG	4.8%
Howden Joinery Group PLC	4.7%
Compass Group PLC	4.5%
Cie Financiere Richemont SA	4.3%
Keyence Corp.	4.0%
AIA Group Ltd.	4.0%
Canadian National Railway Co.	3.8%
AstraZeneca PLC	3.2%
London Stock Exchange Group PLC	3.2%

Top 10 Countries	(%)
United Kingdom	26.9%
Germany	10.7%
China	8.8%
France	8.6%
Switzerland	6.6%
Netherlands	6.5%
Canada	6.4%
Japan	5.8%
Taiwan	4.9%
Spain	2.8%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable International Leaders Fund	PAGE 3	TSR-AR-115233272

Brown Advisory Sustainable International Leaders Fund
Investor Shares | BISLX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$98	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund declined and underperformed the MSCI ACWI ex U.S. Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by Information Technology and Industrials. Within Information Technology, positive absolute returns trailed the benchmark, largely due to limited exposure to memory-chip producers and CPU manufacturers that benefited from continued AI-related investment. TSMC and ASML contributed positively, although the sector’s capital intensity, cyclicality, and elevated expectations remained areas of caution. Industrials also detracted, including Wolters Kluwer and Experian, whose share prices were affected by concerns that AI could disrupt their business models.
POSITIONING
The Fund remained focused on high-quality companies with durable competitive advantages. The portfolio management team re-underwrote and added to high-conviction holdings where business moats appeared underappreciated and AI-related risks may have been misunderstood. The Fund exited Tata Consultancy Services and Booking.com due to increased competitive risks and initiated seven new positions since the beginning of 2025, including Nintendo, SAP, Games Workshop, and Universal Music Group. Portfolio activity reflected an emphasis on opportunities with attractive long-term risk/reward profiles.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR
↑	ASML Holding NV
↑	Keyence Corporation
↑	Compagnie Financiere Richemont SA
↑	Rentokil Initial plc

Top Detractors
↓	Wolters Kluwer N.V.
↓	CTS Eventim AG & Co. KGaA
↓	Experian PLC
↓	SAP SE
↓	London Stock Exchange Group plc
Brown Advisory Sustainable International Leaders Fund	PAGE 1	TSR-AR-115233264

PERFORMANCE
Selected holdings generated gains and many portfolio companies maintained durable fundamentals. However, headwinds for quality investing, AI-related benchmark concentration, and weakness in several positions resulted in a negative Fund return and underperformance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2022)
Investor Shares	-4.01	4.14
MSCI ACWI ex USA Index	27.66	11.99
Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$29,977,370
Number of Holdings	36
Net Advisory Fee	$149,570
Portfolio Turnover	61%
Brown Advisory Sustainable International Leaders Fund	PAGE 2	TSR-AR-115233264

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	29.8%
Financials	18.9%
Consumer Discretionary	18.0%
Information Technology	13.2%
Health Care	8.5%
Communication Services	8.1%
Consumer Staples	2.2%
Cash & Other	1.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Deutsche Boerse AG	4.8%
Howden Joinery Group PLC	4.7%
Compass Group PLC	4.5%
Cie Financiere Richemont SA	4.3%
Keyence Corp.	4.0%
AIA Group Ltd.	4.0%
Canadian National Railway Co.	3.8%
AstraZeneca PLC	3.2%
London Stock Exchange Group PLC	3.2%

Top 10 Countries	(%)
United Kingdom	26.9%
Germany	10.7%
China	8.8%
France	8.6%
Switzerland	6.6%
Netherlands	6.5%
Canada	6.4%
Japan	5.8%
Taiwan	4.9%
Spain	2.8%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable International Leaders Fund	PAGE 3	TSR-AR-115233264

Brown Advisory Intermediate Income Fund
Investor Shares | BIAIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$54	0.53%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but modestly  underperformed both the Bloomberg U.S. Aggregate Bond Index and Bloomberg Intermediate U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher starting yields and coupon income provided a positive foundation for returns. Corporate bonds, mortgages, ABS and CMBS added income and diversification. Relative results were held back by modest headwinds from security selection, sector allocation and yield-curve positioning, while duration remained close to the performance benchmark.
POSITIONING
The Fund maintained a high-quality intermediate profile with a 4.2-year effective duration. It remained overweight corporate bonds, mortgages, ABS and CMBS and underweight Treasuries, with an emphasis on fundamental credit research, liquidity and risk-adjusted income.
PERFORMANCE
Positive carry from spread sectors supported absolute returns and helped cushion rate volatility, but it did not fully offset modest relative headwinds from positioning and security selection.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Brown Advisory Intermediate Income Fund	PAGE 1	TSR-AR-115233744

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	3.40	0.57	1.58
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.54
Bloomberg Intermediate U.S. Aggregate Bond Index	3.76	0.97	1.74
Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$144,437,052
Number of Holdings	139
Net Advisory Fee	$406,335
Portfolio Turnover	72%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	31.5%
Agency Residential Mortgage-Backed Securities	30.6%
Corporate Bonds	28.5%
Asset-Backed Securities	6.4%
Money Market Funds	4.6%
Agency Commercial Mortgage-Backed Securities	3.6%
Non-Agency Commercial Mortgage-Backed Securities	0.4%
Non-Agency Residential Mortgage-Backed Securities	0.3%
Futures Contracts	0.0%
Cash & Other	-5.9%

Top 10 Issuers	(%)
United States Treasury Note	31.5%
Federal National Mortgage Association	23.0%
Federal Home Loan Mortgage Corp.	11.1%
First American Government Obligations Fund	4.6%
AutoNation Finance Trust	1.4%
Citigroup, Inc.	1.0%
Societe Generale SA	1.0%
Dollar Tree, Inc.	1.0%
Booking Holdings, Inc.	1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.0%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Intermediate Income Fund	PAGE 2	TSR-AR-115233744

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Intermediate Income Fund	PAGE 3	TSR-AR-115233744

Brown Advisory Intermediate Income Fund
Advisor Shares | BAIAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$79	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but modestly  underperformed both the Bloomberg U.S. Aggregate Bond Index and Bloomberg Intermediate U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher starting yields and coupon income provided a positive foundation for returns. Corporate bonds, mortgages, ABS and CMBS added income and diversification. Relative results were held back by modest headwinds from security selection, sector allocation and yield-curve positioning, while duration remained close to the performance benchmark.
POSITIONING
The Fund maintained a high-quality intermediate profile with a 4.2-year effective duration. It remained overweight corporate bonds, mortgages, ABS and CMBS and underweight Treasuries, with an emphasis on fundamental credit research, liquidity and risk-adjusted income.
PERFORMANCE
Positive carry from spread sectors supported absolute returns and helped cushion rate volatility, but it did not fully offset modest relative headwinds from positioning and security selection.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Brown Advisory Intermediate Income Fund	PAGE 1	TSR-AR-115233736

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	3.23	0.33	1.33
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.54
Bloomberg Intermediate U.S. Aggregate Bond Index	3.76	0.97	1.74
Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$144,437,052
Number of Holdings	139
Net Advisory Fee	$406,335
Portfolio Turnover	72%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	31.5%
Agency Residential Mortgage-Backed Securities	30.6%
Corporate Bonds	28.5%
Asset-Backed Securities	6.4%
Money Market Funds	4.6%
Agency Commercial Mortgage-Backed Securities	3.6%
Non-Agency Commercial Mortgage-Backed Securities	0.4%
Non-Agency Residential Mortgage-Backed Securities	0.3%
Futures Contracts	0.0%
Cash & Other	-5.9%

Top 10 Issuers	(%)
United States Treasury Note	31.5%
Federal National Mortgage Association	23.0%
Federal Home Loan Mortgage Corp.	11.1%
First American Government Obligations Fund	4.6%
AutoNation Finance Trust	1.4%
Citigroup, Inc.	1.0%
Societe Generale SA	1.0%
Dollar Tree, Inc.	1.0%
Booking Holdings, Inc.	1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.0%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Intermediate Income Fund	PAGE 2	TSR-AR-115233736

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Intermediate Income Fund	PAGE 3	TSR-AR-115233736

Brown Advisory Sustainable Bond Fund
Institutional Shares | BAISX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.42%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but modestly  underperformed the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher starting yields and coupon income supported returns, while neutral duration helped moderate rate volatility. The overweight to corporate credit and security selection within agency mortgage-backed securities contributed positively. Security selection within ABS and CMBS modestly detracted, although positive agency mortgage results offset part of that weakness.
POSITIONING
The Fund maintained duration in line with the benchmark and remained overweight corporate bonds, mortgages and ABS and underweight Treasuries. The team continued to emphasize high-quality, liquid securities, active rotation as relative valuations changed and disciplined security selection rather than broad market beta.
PERFORMANCE
Positive carry and selected corporate credit and agency mortgage positions supported returns, but modest securitized-credit selection headwinds resulted in slight benchmark underperformance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Brown Advisory Sustainable Bond Fund	PAGE 1	TSR-AR-115233389

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Shares	3.55	-0.52	1.89
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	2.04
Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$537,361,086
Number of Holdings	187
Net Advisory Fee	$1,693,553
Portfolio Turnover	123%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	32.7%
Agency Residential Mortgage-Backed Securities	32.6%
U.S. Treasury Securities	23.4%
Asset-Backed Securities	7.6%
Foreign Government Agency Issues	3.8%
U.S. Treasury Bills	2.2%
Money Market Funds	2.2%
Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Cash & Other	-7.2%

Top 10 Issuers	(%)
Federal National Mortgage Association	24.5%
United States Treasury Note	13.8%
Federal Home Loan Mortgage Corp.	7.6%
United States Treasury Bond	5.3%
United States Treasury STRIP	4.3%
Asian Development Bank	2.7%
United States Treasury Bill	2.2%
First American Government Obligations Fund	2.2%
Societe Generale SA	1.6%
Revvity, Inc.	1.6%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Sustainable Bond Fund	PAGE 2	TSR-AR-115233389

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Bond Fund	PAGE 3	TSR-AR-115233389

Brown Advisory Sustainable Bond Fund
Investor Shares | BASBX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but modestly  underperformed the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Higher starting yields and coupon income supported returns, while neutral duration helped moderate rate volatility. The overweight to corporate credit and security selection within agency mortgage-backed securities contributed positively. Security selection within ABS and CMBS modestly detracted, although positive agency mortgage results offset part of that weakness.
POSITIONING
The Fund maintained duration in line with the benchmark and remained overweight corporate bonds, mortgages and ABS and underweight Treasuries. The team continued to emphasize high-quality, liquid securities, active rotation as relative valuations changed and disciplined security selection rather than broad market beta.
PERFORMANCE
Positive carry and selected corporate credit and agency mortgage positions supported returns, but modest securitized-credit selection headwinds resulted in slight benchmark underperformance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Brown Advisory Sustainable Bond Fund	PAGE 1	TSR-AR-115233447

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2017)
Investor Shares	3.50	-0.55	1.52
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.70
Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$537,361,086
Number of Holdings	187
Net Advisory Fee	$1,693,553
Portfolio Turnover	123%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Corporate Bonds	32.7%
Agency Residential Mortgage-Backed Securities	32.6%
U.S. Treasury Securities	23.4%
Asset-Backed Securities	7.6%
Foreign Government Agency Issues	3.8%
U.S. Treasury Bills	2.2%
Money Market Funds	2.2%
Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Cash & Other	-7.2%

Top 10 Issuers	(%)
Federal National Mortgage Association	24.5%
United States Treasury Note	13.8%
Federal Home Loan Mortgage Corp.	7.6%
United States Treasury Bond	5.3%
United States Treasury STRIP	4.3%
Asian Development Bank	2.7%
United States Treasury Bill	2.2%
First American Government Obligations Fund	2.2%
Societe Generale SA	1.6%
Revvity, Inc.	1.6%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Sustainable Bond Fund	PAGE 2	TSR-AR-115233447

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Bond Fund	PAGE 3	TSR-AR-115233447

Brown Advisory Maryland Bond Fund
Investor Shares | BIAMX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Maryland Bond Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$50	0.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed the Bloomberg Municipal 1-15 Year Index but underperformed the broader Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Active yield-curve positioning and security selection supported results. Longer-maturity bonds benefited as the municipal curve flattened, and the Fund’s emphasis on revenue-backed sectors added value. The broader Municipal Bond Index benefited more from long-duration market strength, which limited relative results versus the regulatory benchmark.
POSITIONING
The Fund maintained a 5.0-year effective duration and a barbell structure with meaningful ultra-short and longer-duration exposure. It remained overweight revenue bonds and underweight general obligation bonds while focusing on high-quality Maryland tax-exempt issuers and structural value.
PERFORMANCE
Curve positioning and credit selection generated excess returns versus the 1-15 Year Index and supported a strong absolute return, although the broader municipal market produced a higher return for the period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Brown Advisory Maryland Bond Fund	PAGE 1	TSR-AR-115233751

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	6.67	1.27	1.87
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal 1-15 Year Index	5.49	1.33	2.07
Visit https://www.brownadvisory.com/mf/funds/maryland-bond-fund for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$185,125,255
Number of Holdings	73
Net Advisory Fee	$517,932
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Municipal Bonds	96.4%
Money Market Funds	2.9%
Cash & Other	0.7%

Industry	(%)
Revenue Bonds	77.3%
General Obligation Bonds	19.1%
Cash & Other	3.6%

Top 10 Issuers	(%)
Maryland Economic Development Corporation	12.9%
County of Frederick MD	9.6%
Johns Hopkins Health System	7.2%
Maryland Stadium Authority	5.5%
State of Maryland Department of Transportation	4.6%
MedStar Health	4.6%
County of Baltimore MD	4.4%
State of Maryland	4.0%
Washington Suburban Sanitary Commission	3.8%
Maryland Community Development Administration	3.5%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Maryland Bond Fund	PAGE 2	TSR-AR-115233751

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Maryland Bond Fund	PAGE 3	TSR-AR-115233751

Brown Advisory Tax-Exempt Bond Fund
Institutional Shares | BTEIX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.42%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed the Bloomberg Municipal 1-15 Year Index and was broadly in line with the broader Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Active yield-curve positioning was the primary contributor as longer maturities benefited from a flatter municipal curve. Security selection and sector allocation also added value, including high-quality discount structures, Energy Prepay securities, Public Power utilities and Housing credits. Tight credit spreads limited compensation for incremental credit risk but continued to create opportunities in structural value.
POSITIONING
The Fund maintained a 5.2-year effective duration, remained overweight revenue bonds and underweight general obligation bonds and held a longer average life than the performance benchmark. The team maintained liquidity and flexibility to act when market volatility created more attractive opportunities.
PERFORMANCE
Curve positioning and credit selection generated meaningful excess returns versus the Bloomberg Municipal 1-15 Year Index, while the Fund’s positive return was broadly consistent with the wider municipal market.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Brown Advisory Tax-Exempt Bond Fund	PAGE 1	TSR-AR-115233371

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Shares	6.96	1.59	2.85
Bloomberg Municipal Bond Index	7.03	1.05	2.55
Bloomberg Municipal 1-15 Year Index	5.49	1.33	2.49
Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,295,975,436
Number of Holdings	202
Net Advisory Fee	$3,463,860
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 States	(%)
Texas	12.3%
Illinois	10.0%
New York	7.6%
Alabama	7.4%
Florida	7.2%
Wisconsin	7.0%
California	6.8%
Georgia	4.5%
Kentucky	3.9%
Cash & Other	33.3%

Top 10 Issuers	(%)
Public Finance Authority	5.5%
Black Belt Energy Gas District	4.7%
Kentucky Public Energy Authority	3.3%
California Community Choice Financing Authority	3.2%
Main Street Natural Gas, Inc.	2.7%
Miami-Dade County Florida Expressway Authority	2.5%
Tobacco Settlement Financing Corp.	2.2%
Southeast Energy Authority A Cooperative District	1.9%
Texas Municipal Gas Acquisition and Supply Corp. II	1.8%
New Jersey Transportation Trust Fund Authority	1.8%

Security Type	(%)
Municipal Bonds	99.9%
Money Market Funds	1.8%
Cash & Other	-1.7%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
Brown Advisory Tax-Exempt Bond Fund	PAGE 2	TSR-AR-115233371

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Tax-Exempt Bond Fund	PAGE 3	TSR-AR-115233371

Brown Advisory Tax-Exempt Bond Fund
Investor Shares | BIAEX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$49	0.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed the Bloomberg Municipal 1-15 Year Index and was broadly in line with the broader Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Active yield-curve positioning was the primary contributor as longer maturities benefited from a flatter municipal curve. Security selection and sector allocation also added value, including high-quality discount structures, Energy Prepay securities, Public Power utilities and Housing credits. Tight credit spreads limited compensation for incremental credit risk but continued to create opportunities in structural value.
POSITIONING
The Fund maintained a 5.2-year effective duration, remained overweight revenue bonds and underweight general obligation bonds and held a longer average life than the performance benchmark. The team maintained liquidity and flexibility to act when market volatility created more attractive opportunities.
PERFORMANCE
Curve positioning and credit selection generated meaningful excess returns versus the Bloomberg Municipal 1-15 Year Index, while the Fund’s positive return was broadly consistent with the wider municipal market.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Brown Advisory Tax-Exempt Bond Fund	PAGE 1	TSR-AR-115233108

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	7.02	1.56	2.49
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal 1-15 Year Index	5.49	1.33	2.07
Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,295,975,436
Number of Holdings	202
Net Advisory Fee	$3,463,860
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 States	(%)
Texas	12.3%
Illinois	10.0%
New York	7.6%
Alabama	7.4%
Florida	7.2%
Wisconsin	7.0%
California	6.8%
Georgia	4.5%
Kentucky	3.9%
Cash & Other	33.3%

Top 10 Issuers	(%)
Public Finance Authority	5.5%
Black Belt Energy Gas District	4.7%
Kentucky Public Energy Authority	3.3%
California Community Choice Financing Authority	3.2%
Main Street Natural Gas, Inc.	2.7%
Miami-Dade County Florida Expressway Authority	2.5%
Tobacco Settlement Financing Corp.	2.2%
Southeast Energy Authority A Cooperative District	1.9%
Texas Municipal Gas Acquisition and Supply Corp. II	1.8%
New Jersey Transportation Trust Fund Authority	1.8%

Security Type	(%)
Municipal Bonds	99.9%
Money Market Funds	1.8%
Cash & Other	-1.7%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Tax-Exempt Bond Fund	PAGE 2	TSR-AR-115233108

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Tax-Exempt Bond Fund	PAGE 3	TSR-AR-115233108

Brown Advisory Tax-Exempt Sustainable Bond Fund
Investor Shares | BITEX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Tax-Exempt Sustainable Bond Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund outperformed the Bloomberg Municipal 1-15 Year Index but underperformed the broader Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Active yield-curve positioning was the primary contributor as longer maturities benefited from a flatter municipal curve. Security selection and sector allocation also added value, including high-quality discount structures, Energy Prepay securities, Public Power utilities and Housing credits. Tight credit spreads limited compensation for incremental credit risk and reinforced the focus on structural value.
POSITIONING
The Fund maintained a 5.1-year effective duration and remained overweight revenue bonds and underweight general obligation bonds. Sustainable research continued to inform exposure across education, clean energy, health and wellness, affordable housing and clean water issuers, while the team preserved liquidity and portfolio flexibility.
PERFORMANCE
Curve positioning and credit selection produced excess returns versus the Bloomberg Municipal 1-15 Year Index and supported a positive Fund return, although the broader municipal market generated a higher return for the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?1
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
Brown Advisory Tax-Exempt Sustainable Bond Fund	PAGE 1	TSR-AR-115233348

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/02/2019)
Investor Shares	6.14	0.97	1.37
Bloomberg Municipal Bond Index	7.03	1.05	1.81
Bloomberg Municipal 1-15 Year Index	5.49	1.33	1.87
Visit https://www.brownadvisory.com/mf/funds/tax-exempt-sustainable-bond-fund for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$341,058,882
Number of Holdings	120
Net Advisory Fee	$972,030
Portfolio Turnover	43%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top 10 States	(%)
California	20.6%
New York	11.6%
Texas	10.1%
Wisconsin	8.1%
Illinois	7.7%
Florida	5.4%
Colorado	4.2%
Georgia	4.1%
Pennsylvania	3.0%
Cash & Other	25.2%

Top 10 Issuers	(%)
California Community Choice Financing Authority	11.2%
Public Finance Authority	4.4%
Tarrant County Cultural Education Facilities Finance Corp.	3.9%
California Earthquake Authority	3.2%
New York Transportation Development Corp.	3.0%
New York Energy Finance Development Corp.	2.7%
New York Liberty Development Corp.	2.5%
South Miami Health Facilities Authority, Inc.	2.4%
Northside Independent School District	2.2%
Illinois Finance Authority	2.1%

Security Type	(%)
Municipal Bonds	99.1%
Money Market Funds	1.0%
Cash & Other	-0.1%
Brown Advisory Tax-Exempt Sustainable Bond Fund	PAGE 2	TSR-AR-115233348

Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Katherine Lee was appointed as a co-portfolio manager of the Brown Advisory Tax-Exempt Sustainable Bond Fund, replacing Amy Hauter. Amy will focus on taxable fixed-income products.
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Tax-Exempt Sustainable Bond Fund	PAGE 3	TSR-AR-115233348

Brown Advisory Mortgage Securities Fund
Institutional Shares | BAFZX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.46%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return, outperformed the  Bloomberg U.S. Aggregate Bond Index and underperformed the Bloomberg Mortgage-Backed Securities Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Income from agency mortgage-backed securities and allocations to CMBS, CMO and ABS supported returns. Security selection across MBS and securitized credit benefited performance, however, this was offset by interest rate curve positioning and exposure to mortgage To-Be-Announced (TBA) securities, which detracted from performance over the year.
POSITIONING
The Fund remained concentrated in agency mortgages and securitized credit, with a 5.6-year effective duration. Agency mortgages were the largest allocation, supplemented by CMBS, CMO, and ABS exposures selected through bottom-up analysis of structure, collateral, and relative value.
PERFORMANCE
The Fund’s mortgage and securitized credit focus generated positive returns and added value relative to the broad bond market, but the Fund’s positioning resulted in modest underperformance versus the mortgage benchmark.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Brown Advisory Mortgage Securities Fund	PAGE 1	TSR-AR-115233546

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	4.78	0.48	1.61
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.54
Bloomberg Mortgage Backed Securities Index	5.21	0.50	1.38
Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$267,350,927
Number of Holdings	340
Net Advisory Fee	$833,487
Portfolio Turnover	257%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	103.5%
Money Market Funds	8.9%
Asset-Backed Securities	7.9%
Agency Commercial Mortgage-Backed Securities	5.9%
Non-Agency Commercial Mortgage-Backed Securities	0.8%
Municipal Bonds	0.1%
Futures Contracts	-0.1%
Cash & Other	-27.0%

Top 10 Issuers	(%)
Federal National Mortgage Association	73.9%
Federal Home Loan Mortgage Corp.	27.7%
First American Government Obligations Fund	8.9%
Government National Mortgage Association	3.4%
Ginnie Mae II Pool	3.2%
AutoNation Finance Trust	1.5%
Verizon Master Trust	1.1%
Hyundai Auto Receivables Trust	1.0%
Kubota Credit Owner Trust	0.9%
BX Trust	0.9%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Mortgage Securities Fund	PAGE 2	TSR-AR-115233546

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mortgage Securities Fund	PAGE 3	TSR-AR-115233546

Brown Advisory Mortgage Securities Fund
Investor Shares | BIAZX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$52	0.51%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return, outperformed the  Bloomberg U.S. Aggregate Bond Index and underperformed the Bloomberg Mortgage-Backed Securities Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Income from agency mortgage-backed securities and allocations to CMBS, CMO and ABS supported returns. Security selection across MBS and securitized credit benefited performance, however, this was offset by interest rate curve positioning and exposure to mortgage To-Be-Announced (TBA) securities, which detracted from performance over the year.
POSITIONING
The Fund remained concentrated in agency mortgages and securitized credit, with a 5.6-year effective duration. Agency mortgages were the largest allocation, supplemented by CMBS, CMO, and ABS exposures selected through bottom-up analysis of structure, collateral, and relative value.
PERFORMANCE
The Fund’s mortgage and securitized credit focus generated positive returns and added value relative to the broad bond market, but the Fund’s positioning resulted in modest underperformance versus the mortgage benchmark.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Brown Advisory Mortgage Securities Fund	PAGE 1	TSR-AR-115233587

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	4.83	0.44	1.56
Bloomberg U.S. Aggregate Bond Index	3.79	0.08	1.54
Bloomberg Mortgage Backed Securities Index	5.21	0.50	1.38
Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$267,350,927
Number of Holdings	340
Net Advisory Fee	$833,487
Portfolio Turnover	257%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	103.5%
Money Market Funds	8.9%
Asset-Backed Securities	7.9%
Agency Commercial Mortgage-Backed Securities	5.9%
Non-Agency Commercial Mortgage-Backed Securities	0.8%
Municipal Bonds	0.1%
Futures Contracts	-0.1%
Cash & Other	-27.0%

Top 10 Issuers	(%)
Federal National Mortgage Association	73.9%
Federal Home Loan Mortgage Corp.	27.7%
First American Government Obligations Fund	8.9%
Government National Mortgage Association	3.4%
Ginnie Mae II Pool	3.2%
AutoNation Finance Trust	1.5%
Verizon Master Trust	1.1%
Hyundai Auto Receivables Trust	1.0%
Kubota Credit Owner Trust	0.9%
BX Trust	0.9%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Mortgage Securities Fund	PAGE 2	TSR-AR-115233587

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mortgage Securities Fund	PAGE 3	TSR-AR-115233587

Brown Advisory - WMC Strategic European Equity Fund
Institutional Shares | BAFHX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$106	1.03%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Weak security selection was the key driver of relative underperformance. Particularly, the negative stock selection results in Industrials, Information Technology, and Consumer Discretionary detracted from relative returns. Stock selection in the Financials and Communication Services sectors contributed to performance. Sector allocation, a result of our bottom-up stock selection process, also detracted from relative returns. Negative allocation effects driven by our underweight in Information Technology and overweight in Consumer Staples and Communication Services were partially offset by our underweight position in Consumer Discretionary and Healthcare, which contributed to performance. At the issuer level, our top two relative detractors were not holding ASML and our overweight position in Pandora, which we sold during the period, while our top two relative contributors were not holding SAP and our overweight position in AIB Group.
POSITIONING
Portfolio positioning continues to be driven by bottom-up investment decisions. Over the past year, we increased our exposure in Industrials and Communication Services and reduced our exposure in Financials and Healthcare. We will continue using volatility to opportunistically adjust our positioning. We think the portfolio is well-positioned, despite the potential for near-term volatility.

Top Contributors
↑	British American Tobacco PLC
↑	AIB Group PLC
↑	Erste Group Bank AG
↑	Bank of Ireland Group PLC
↑	Galderma Group AG

Top Detractors
↓	Pandora AS
↓	RENK Group AG
↓	IONOS Group SE
↓	Jeronimo Martins, SGPS SA
↓	Capgemini SE
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR-AR-115233629

PERFORMANCE
The Fund generated a positive absolute return but underperformed the benchmark, as negative stock-selection and sector-allocation effects outweighed positive contributions from selected Financials and Communication Services holdings.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	6.44	12.16	11.69
MSCI Europe Index	18.64	9.50	9.92
Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$675,800,199
Number of Holdings	67
Net Advisory Fee	$6,490,081
Portfolio Turnover	63%
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR-AR-115233629

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	36.8%
Financials	17.9%
Consumer Staples	12.1%
Health Care	7.5%
Communication Services	6.6%
Information Technology	5.1%
Materials	4.4%
Energy	4.0%
Utilities	2.0%
Cash & Other	3.6%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
British American Tobacco PLC	4.5%
Unilever PLC	4.2%
Bunzl PLC	3.3%
Erste Group Bank AG	3.2%
Publicis Groupe SA	3.1%
AIB Group PLC	2.9%
KBC Group NV	2.8%
Brenntag SE	2.8%
Haleon PLC	2.7%
Elis SA	2.5%

Top 10 Countries	(%)
United Kingdom	27.1%
France	13.6%
Germany	12.9%
Ireland	7.3%
Switzerland	5.8%
Denmark	4.4%
Belgium	4.2%
Austria	3.9%
Italy	3.6%
Spain	3.6%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 3	TSR-AR-115233629

Brown Advisory - WMC Strategic European Equity Fund
Investor Shares | BIAHX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$122	1.18%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Weak security selection was the key driver of relative underperformance. Particularly, the negative stock selection results in Industrials, Information Technology, and Consumer Discretionary detracted from relative returns. Stock selection in the Financials and Communication Services sectors contributed to performance. Sector allocation, a result of our bottom-up stock selection process, also detracted from relative returns. Negative allocation effects driven by our underweight in Information Technology and overweight in Consumer Staples and Communication Services were partially offset by our underweight position in Consumer Discretionary and Healthcare, which contributed to performance. At the issuer level, our top two relative detractors were not holding ASML and our overweight position in Pandora, which we sold during the period, while our top two relative contributors were not holding SAP and our overweight position in AIB Group.
POSITIONING
Portfolio positioning continues to be driven by bottom-up investment decisions. Over the past year, we increased our exposure in Industrials and Communication Services and reduced our exposure in Financials and Healthcare. We will continue using volatility to opportunistically adjust our positioning. We think the portfolio is well-positioned, despite the potential for near-term volatility.

Top Contributors
↑	British American Tobacco PLC
↑	AIB Group PLC
↑	Erste Group Bank AG
↑	Bank of Ireland Group PLC
↑	Galderma Group AG

Top Detractors
↓	Pandora AS
↓	RENK Group AG
↓	IONOS Group SE
↓	Jeronimo Martins, SGPS SA
↓	Capgemini SE
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR-AR-115233611

PERFORMANCE
The Fund generated a positive absolute return but underperformed the benchmark, as negative stock-selection and sector-allocation effects outweighed positive contributions from selected Financials and Communication Services holdings.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	6.25	12.00	11.53
MSCI Europe Index	18.64	9.50	9.92
Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$675,800,199
Number of Holdings	67
Net Advisory Fee	$6,490,081
Portfolio Turnover	63%
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR-AR-115233611

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	36.8%
Financials	17.9%
Consumer Staples	12.1%
Health Care	7.5%
Communication Services	6.6%
Information Technology	5.1%
Materials	4.4%
Energy	4.0%
Utilities	2.0%
Cash & Other	3.6%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
British American Tobacco PLC	4.5%
Unilever PLC	4.2%
Bunzl PLC	3.3%
Erste Group Bank AG	3.2%
Publicis Groupe SA	3.1%
AIB Group PLC	2.9%
KBC Group NV	2.8%
Brenntag SE	2.8%
Haleon PLC	2.7%
Elis SA	2.5%

Top 10 Countries	(%)
United Kingdom	27.1%
France	13.6%
Germany	12.9%
Ireland	7.3%
Switzerland	5.8%
Denmark	4.4%
Belgium	4.2%
Austria	3.9%
Italy	3.6%
Spain	3.6%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 3	TSR-AR-115233611

Brown Advisory - WMC Strategic European Equity Fund
Advisor Shares | BAHAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$147	1.43%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Weak security selection was the key driver of relative underperformance. Particularly, the negative stock selection results in Industrials, Information Technology, and Consumer Discretionary detracted from relative returns. Stock selection in the Financials and Communication Services sectors contributed to performance. Sector allocation, a result of our bottom-up stock selection process, also detracted from relative returns. Negative allocation effects driven by our underweight in Information Technology and overweight in Consumer Staples and Communication Services were partially offset by our underweight position in Consumer Discretionary and Healthcare, which contributed to performance. At the issuer level, our top two relative detractors were not holding ASML and our overweight position in Pandora, which we sold during the period, while our top two relative contributors were not holding SAP and our overweight position in AIB Group.
POSITIONING
Portfolio positioning continues to be driven by bottom-up investment decisions. Over the past year, we increased our exposure in Industrials and Communication Services and reduced our exposure in Financials and Healthcare. We will continue using volatility to opportunistically adjust our positioning. We think the portfolio is well-positioned, despite the potential for near-term volatility.

Top Contributors
↑	British American Tobacco PLC
↑	AIB Group PLC
↑	Erste Group Bank AG
↑	Bank of Ireland Group PLC
↑	Galderma Group AG

Top Detractors
↓	Pandora AS
↓	RENK Group AG
↓	IONOS Group SE
↓	Jeronimo Martins, SGPS SA
↓	Capgemini SE
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR-AR-115233595

PERFORMANCE
The Fund generated a positive absolute return but underperformed the benchmark, as negative stock-selection and sector-allocation effects outweighed positive contributions from selected Financials and Communication Services holdings.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	5.99	11.72	11.25
MSCI Europe Index	18.64	9.50	9.92
Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$675,800,199
Number of Holdings	67
Net Advisory Fee	$6,490,081
Portfolio Turnover	63%
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR-AR-115233595

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	36.8%
Financials	17.9%
Consumer Staples	12.1%
Health Care	7.5%
Communication Services	6.6%
Information Technology	5.1%
Materials	4.4%
Energy	4.0%
Utilities	2.0%
Cash & Other	3.6%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
British American Tobacco PLC	4.5%
Unilever PLC	4.2%
Bunzl PLC	3.3%
Erste Group Bank AG	3.2%
Publicis Groupe SA	3.1%
AIB Group PLC	2.9%
KBC Group NV	2.8%
Brenntag SE	2.8%
Haleon PLC	2.7%
Elis SA	2.5%

Top 10 Countries	(%)
United Kingdom	27.1%
France	13.6%
Germany	12.9%
Ireland	7.3%
Switzerland	5.8%
Denmark	4.4%
Belgium	4.2%
Austria	3.9%
Italy	3.6%
Spain	3.6%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 3	TSR-AR-115233595

Brown Advisory Emerging Markets Select Fund
Institutional Shares | BAFQX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$132	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a strong positive return but underperformed the  MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Emerging markets advanced sharply, supported by a weaker U.S. dollar, easing monetary policy and strong AI-related semiconductor demand. The Fund benefited from exposure to several technology and semiconductor companies, as well as selected holdings in Consumer Discretionary and other sectors. Relative performance was held back by the Fund’s aggregate underweight to Information Technology, including limited or reduced exposure to several memory and semiconductor companies that led the benchmark. Mixed stock selection in Real Estate and Industrials also tempered results.
POSITIONING
At period-end, Information Technology remained the Fund’s largest sector exposure, although it was underweight the benchmark. The Fund was overweight in Real Estate, Consumer Discretionary, Industrials, and Financials, and underweight in Materials and Health Care. Taiwan Semiconductor, Samsung Electronics and SK Hynix were among the Fund’s largest holdings, reflecting continued exposure to long-term semiconductor and AI-related demand.

Top Contributors
↑	Samsung Electronics Co., Ltd.
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	SK Hynix, Inc.
↑	Hyundai Motor Co.
↑	Weichai Power Co., Ltd. Class H

Top Detractors
↓	HDFC Bank Limited
↓	Cognizant Technology Solutions Corp. - Class A
↓	Lodha Developers Ltd.
↓	Shenzhou International Group Holdings, Ltd.
↓	Globant SA
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR-AR-115233652

PERFORMANCE
The Fund’s holdings generated strong absolute gains during the period. Positive contributions from selected technology and consumer-related companies were outweighed, on a relative basis, by the benchmark’s greater exposure to several of the strongest-performing semiconductor and memory companies and by mixed results in other sectors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	40.55	8.63	8.97
MSCI Emerging Markets Index	43.51	7.20	10.07
Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,035,770,852
Number of Holdings	111
Net Advisory Fee	$7,515,493
Portfolio Turnover	63%
Brown Advisory Emerging Markets Select Fund	PAGE 2	TSR-AR-115233652

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	39.3%
Financials	18.8%
Consumer Discretionary	9.5%
Industrials	8.6%
Communication Services	5.4%
Consumer Staples	3.8%
Real Estate	3.6%
Materials	3.4%
Energy	1.9%
Cash & Other	5.7%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	9.1%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.2%
First American Government Obligations Fund	2.5%
Alibaba Group Holding Ltd.	2.3%
DBS Group Holdings Ltd.	1.6%
MediaTek, Inc.	1.6%
Weichai Power Co. Ltd.	1.4%
ZTO Express Cayman, Inc.	1.4%

Top 10 Countries	(%)
China	26.5%
South Korea	22.5%
Taiwan	22.2%
India	9.2%
United States	5.8%
Brazil	5.3%
Singapore	2.3%
Thailand	1.9%
Hungary	1.1%
Kazakhstan	0.7%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Emerging Markets Select Fund	PAGE 3	TSR-AR-115233652

Brown Advisory Emerging Markets Select Fund
Investor Shares | BIAQX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$150	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a strong positive return but underperformed the  MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Emerging markets advanced sharply, supported by a weaker U.S. dollar, easing monetary policy and strong AI-related semiconductor demand. The Fund benefited from exposure to several technology and semiconductor companies, as well as selected holdings in Consumer Discretionary and other sectors. Relative performance was held back by the Fund’s aggregate underweight to Information Technology, including limited or reduced exposure to several memory and semiconductor companies that led the benchmark. Mixed stock selection in Real Estate and Industrials also tempered results.
POSITIONING
At period-end, Information Technology remained the Fund’s largest sector exposure, although it was underweight the benchmark. The Fund was overweight in Real Estate, Consumer Discretionary, Industrials, and Financials, and underweight in Materials and Health Care. Taiwan Semiconductor, Samsung Electronics and SK Hynix were among the Fund’s largest holdings, reflecting continued exposure to long-term semiconductor and AI-related demand.

Top Contributors
↑	Samsung Electronics Co., Ltd.
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	SK Hynix, Inc.
↑	Hyundai Motor Co.
↑	Weichai Power Co., Ltd. Class H

Top Detractors
↓	HDFC Bank Limited
↓	Cognizant Technology Solutions Corp. - Class A
↓	Lodha Developers Ltd.
↓	Shenzhou International Group Holdings, Ltd.
↓	Globant SA
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR-AR-115233645

PERFORMANCE
The Fund’s holdings generated strong absolute gains during the period. Positive contributions from selected technology and consumer-related companies were outweighed, on a relative basis, by the benchmark’s greater exposure to several of the strongest-performing semiconductor and memory companies and by mixed results in other sectors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	40.35	8.47	8.80
MSCI Emerging Markets Index	43.51	7.20	10.07
Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,035,770,852
Number of Holdings	111
Net Advisory Fee	$7,515,493
Portfolio Turnover	63%
Brown Advisory Emerging Markets Select Fund	PAGE 2	TSR-AR-115233645

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	39.3%
Financials	18.8%
Consumer Discretionary	9.5%
Industrials	8.6%
Communication Services	5.4%
Consumer Staples	3.8%
Real Estate	3.6%
Materials	3.4%
Energy	1.9%
Cash & Other	5.7%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	9.1%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.2%
First American Government Obligations Fund	2.5%
Alibaba Group Holding Ltd.	2.3%
DBS Group Holdings Ltd.	1.6%
MediaTek, Inc.	1.6%
Weichai Power Co. Ltd.	1.4%
ZTO Express Cayman, Inc.	1.4%

Top 10 Countries	(%)
China	26.5%
South Korea	22.5%
Taiwan	22.2%
India	9.2%
United States	5.8%
Brazil	5.3%
Singapore	2.3%
Thailand	1.9%
Hungary	1.1%
Kazakhstan	0.7%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Emerging Markets Select Fund	PAGE 3	TSR-AR-115233645

Brown Advisory Emerging Markets Select Fund
Advisor Shares | BAQAX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$180	1.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a strong positive return but underperformed the  MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Emerging markets advanced sharply, supported by a weaker U.S. dollar, easing monetary policy and strong AI-related semiconductor demand. The Fund benefited from exposure to several technology and semiconductor companies, as well as selected holdings in Consumer Discretionary and other sectors. Relative performance was held back by the Fund’s aggregate underweight to Information Technology, including limited or reduced exposure to several memory and semiconductor companies that led the benchmark. Mixed stock selection in Real Estate and Industrials also tempered results.
POSITIONING
At period-end, Information Technology remained the Fund’s largest sector exposure, although it was underweight the benchmark. The Fund was overweight in Real Estate, Consumer Discretionary, Industrials, and Financials, and underweight in Materials and Health Care. Taiwan Semiconductor, Samsung Electronics and SK Hynix were among the Fund’s largest holdings, reflecting continued exposure to long-term semiconductor and AI-related demand.

Top Contributors
↑	Samsung Electronics Co., Ltd.
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	SK Hynix, Inc.
↑	Hyundai Motor Co.
↑	Weichai Power Co., Ltd. Class H

Top Detractors
↓	HDFC Bank Limited
↓	Cognizant Technology Solutions Corp. - Class A
↓	Lodha Developers Ltd.
↓	Shenzhou International Group Holdings, Ltd.
↓	Globant SA
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR-AR-115233637

PERFORMANCE
The Fund’s holdings generated strong absolute gains during the period. Positive contributions from selected technology and consumer-related companies were outweighed, on a relative basis, by the benchmark’s greater exposure to several of the strongest-performing semiconductor and memory companies and by mixed results in other sectors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	39.91	8.20	8.52
MSCI Emerging Markets Index	43.51	7.20	10.07
Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,035,770,852
Number of Holdings	111
Net Advisory Fee	$7,515,493
Portfolio Turnover	63%
Brown Advisory Emerging Markets Select Fund	PAGE 2	TSR-AR-115233637

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Information Technology	39.3%
Financials	18.8%
Consumer Discretionary	9.5%
Industrials	8.6%
Communication Services	5.4%
Consumer Staples	3.8%
Real Estate	3.6%
Materials	3.4%
Energy	1.9%
Cash & Other	5.7%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	9.1%
SK Hynix, Inc.	6.7%
Tencent Holdings Ltd.	3.2%
First American Government Obligations Fund	2.5%
Alibaba Group Holding Ltd.	2.3%
DBS Group Holdings Ltd.	1.6%
MediaTek, Inc.	1.6%
Weichai Power Co. Ltd.	1.4%
ZTO Express Cayman, Inc.	1.4%

Top 10 Countries	(%)
China	26.5%
South Korea	22.5%
Taiwan	22.2%
India	9.2%
United States	5.8%
Brazil	5.3%
Singapore	2.3%
Thailand	1.9%
Hungary	1.1%
Kazakhstan	0.7%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Emerging Markets Select Fund	PAGE 3	TSR-AR-115233637

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Institutional Shares | BVALX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and the Russell 1000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Relative underperformance was driven primarily by stock selection in Information Technology, Communication Services, Consumer Staples, Financials and Materials. The Fund’s lack of exposure to the outperforming Energy sector also detracted. Stock selection in Industrials, Consumer Discretionary and Health Care contributed positively, as did the Fund’s lack of exposure to the underperforming Real Estate and Utilities sectors.
POSITIONING
During the period, the Fund exited positions in The Campbell’s Company, Harley-Davidson and Interpublic Group, which was acquired by Omnicom. The Fund also sold Versant Media, which was received through its holding in Comcast. New positions were initiated in Applied Materials, AutoZone, Becton Dickinson, Marsh & McLennan, Royal Caribbean, Sysco, Union Pacific and Wells Fargo.

Top Contributors
↑	Applied Materials, Inc.
↑	Merck & Co., Inc.
↑	NetApp, Inc.
↑	Cummins Inc.
↑	eBay Inc.

Top Detractors
↓	Amdocs Limited
↓	Comcast Corporation Class A
↓	Gen Digital Inc.
↓	Kimberly-Clark Corporation
↓	Campbell’s Company
PERFORMANCE
The Fund generated positive returns during the period, reflecting contributions from selected holdings in Industrials, Consumer Discretionary and Health Care. However, these gains were outweighed by stock-selection headwinds across several sectors and the Fund’s lack of Energy exposure, resulting in underperformance relative to both benchmarks.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 1	TSR-AR-115233421

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/13/2018)
Institutional Shares	17.31	8.08	10.35
Russell 1000® Index	22.02	12.66	14.77
Russell 1000® Value Index	27.12	11.17	11.15
Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$878,290,594
Number of Holdings	33
Net Advisory Fee	$5,755,515
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	20.8%
Health Care	18.6%
Industrials	17.6%
Information Technology	13.7%
Consumer Discretionary	11.2%
Communication Services	5.3%
Materials	5.0%
Consumer Staples	3.5%
Cash & Other	4.3%

Top 10 Issuers	(%)
eBay, Inc.	5.2%
PPG Industries, Inc.	5.0%
Masco Corp.	4.5%
Chubb Ltd.	4.3%
NetApp, Inc.	4.1%
Union Pacific Corp.	4.0%
Royal Caribbean Cruises Ltd.	3.9%
First American Government Obligations Fund	3.9%
Marsh & McLennan Cos., Inc.	3.9%
Ameriprise Financial, Inc.	3.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 2	TSR-AR-115233421

CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 3	TSR-AR-115233421

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Investor Shares | BIAVX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$76	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a positive return but underperformed both the Russell 1000® Index and the Russell 1000® Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Relative underperformance was driven primarily by stock selection in Information Technology, Communication Services, Consumer Staples, Financials and Materials. The Fund’s lack of exposure to the outperforming Energy sector also detracted. Stock selection in Industrials, Consumer Discretionary and Health Care contributed positively, as did the Fund’s lack of exposure to the underperforming Real Estate and Utilities sectors.
POSITIONING
During the period, the Fund exited positions in The Campbell’s Company, Harley-Davidson and Interpublic Group, which was acquired by Omnicom. The Fund also sold Versant Media, which was received through its holding in Comcast. New positions were initiated in Applied Materials, AutoZone, Becton Dickinson, Marsh & McLennan, Royal Caribbean, Sysco, Union Pacific and Wells Fargo.

Top Contributors
↑	Applied Materials, Inc.
↑	Merck & Co., Inc.
↑	NetApp, Inc.
↑	Cummins Inc.
↑	eBay Inc.

Top Detractors
↓	Amdocs Limited
↓	Comcast Corporation Class A
↓	Gen Digital Inc.
↓	Kimberly-Clark Corporation
↓	Campbell’s Company
PERFORMANCE
The Fund generated positive returns during the period, reflecting contributions from selected holdings in Industrials, Consumer Discretionary and Health Care. However, these gains were outweighed by stock-selection headwinds across several sectors and the Fund’s lack of Energy exposure, resulting in underperformance relative to both benchmarks.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 1	TSR-AR-115233314

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2021)
Investor Shares	17.12	7.91	7.91
Russell 1000® Index	22.02	12.66	12.66
Russell 1000® Value Index	27.12	11.17	11.17
Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$878,290,594
Number of Holdings	33
Net Advisory Fee	$5,755,515
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Financials	20.8%
Health Care	18.6%
Industrials	17.6%
Information Technology	13.7%
Consumer Discretionary	11.2%
Communication Services	5.3%
Materials	5.0%
Consumer Staples	3.5%
Cash & Other	4.3%

Top 10 Issuers	(%)
eBay, Inc.	5.2%
PPG Industries, Inc.	5.0%
Masco Corp.	4.5%
Chubb Ltd.	4.3%
NetApp, Inc.	4.1%
Union Pacific Corp.	4.0%
Royal Caribbean Cruises Ltd.	3.9%
First American Government Obligations Fund	3.9%
Marsh & McLennan Cos., Inc.	3.9%
Ameriprise Financial, Inc.	3.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 2	TSR-AR-115233314

CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 3	TSR-AR-115233314

Brown Advisory - WMC Japan Equity Fund
Institutional Shares | BAFJX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory - WMC Japan Equity Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$105	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a strong positive return and modestly underperformed the TOPIX Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection in Materials and Industrials contributed positively, with Tokyo Electron, Fuso Chemical, MISUMI Group, Mizuho Financial Group and Shin-Etsu Chemical among the leading contributors. These results were partially offset by stock-selection headwinds in Consumer Discretionary and Information Technology. SIGMAXYZ Holdings, Sega Sammy Holdings, Daiichi Sankyo, Asahi Group Holdings and Toyota Motor were the largest detractors. Sector allocation also detracted, primarily due to the Fund’s overweight to Materials and underweight to Communication Services, partly offset by its overweight to Health Care and underweight to Information Technology.
POSITIONING
During the period, the Fund increased exposure to Financials and Consumer Discretionary while reducing exposure to Materials and Real Estate. At period-end, the Fund’s largest overweight positions were in Health Care, Materials and Consumer Discretionary. Its largest underweight positions were in Industrials, Information Technology and Consumer Staples.

Top Contributors
↑	Tokyo Electron Ltd.
↑	Fuso Chemical Co., Ltd.
↑	MISUMI Group Inc.
↑	Mizuho Financial Group, Inc.
↑	Shin-Etsu Chemical Co., Ltd.

Top Detractors
↓	SIGMAXYZ Holdings Inc
↓	Sega Sammy Holdings Inc.
↓	Daiichi Sankyo Co. Ltd.
↓	Asahi Group Holdings Ltd
↓	Toyota Motor Corp.
PERFORMANCE
The Fund generated strong absolute returns but modestly trailed the benchmark during a market rally led by large-cap AI and semiconductor-related companies. Positive stock selection in several Materials and Industrials holdings supported
Brown Advisory - WMC Japan Equity Fund	PAGE 1	TSR-AR-115233231

performance, but sector-allocation effects and weakness in selected Consumer Discretionary and Information Technology holdings resulted in modest relative underperformance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2024)
Institutional Shares	25.98	19.83
TOPIX Index	26.88	19.84
Visit https://www.brownadvisory.com/mf/wmc-japan-equity-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$738,901,359
Number of Holdings	74
Net Advisory Fee	$4,117,310
Portfolio Turnover	83%
Brown Advisory - WMC Japan Equity Fund	PAGE 2	TSR-AR-115233231

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	18.1%
Financials	17.3%
Consumer Discretionary	17.3%
Health Care	12.4%
Information Technology	12.2%
Materials	11.9%
Communication Services	4.1%
Real Estate	2.6%
Consumer Staples	1.3%
Cash & Other	2.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Sony Group Corp.	3.4%
Shin-Etsu Chemical Co. Ltd.	3.2%
Daiichi Sankyo Co. Ltd.	3.0%
KDDI Corp.	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.7%
First American Government Obligations Fund	2.5%
MISUMI Group, Inc.	2.5%
Mizuho Financial Group, Inc.	2.4%
Shionogi & Co. Ltd.	2.4%
GMO Payment Gateway, Inc.	2.3%

Top Countries	(%)
Japan	97.2%
United States	2.5%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Japan Equity Fund	PAGE 3	TSR-AR-115233231

Brown Advisory - WMC Japan Equity Fund
Investor Shares | BIJEX
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Brown Advisory - WMC Japan Equity Fund (the “Fund”) for the period of  July 1, 2025 to June 30, 2026. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$122	1.08%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2026, the Fund generated a strong positive return and modestly underperformed the TOPIX Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection in Materials and Industrials contributed positively, with Tokyo Electron, Fuso Chemical, MISUMI Group, Mizuho Financial Group and Shin-Etsu Chemical among the leading contributors. These results were partially offset by stock-selection headwinds in Consumer Discretionary and Information Technology. SIGMAXYZ Holdings, Sega Sammy Holdings, Daiichi Sankyo, Asahi Group Holdings and Toyota Motor were the largest detractors. Sector allocation also detracted, primarily due to the Fund’s overweight to Materials and underweight to Communication Services, partly offset by its overweight to Health Care and underweight to Information Technology.
POSITIONING
During the period, the Fund increased exposure to Financials and Consumer Discretionary while reducing exposure to Materials and Real Estate. At period-end, the Fund’s largest overweight positions were in Health Care, Materials and Consumer Discretionary. Its largest underweight positions were in Industrials, Information Technology and Consumer Staples.

Top Contributors
↑	Tokyo Electron Ltd.
↑	Fuso Chemical Co., Ltd.
↑	MISUMI Group Inc.
↑	Mizuho Financial Group, Inc.
↑	Shin-Etsu Chemical Co., Ltd.

Top Detractors
↓	SIGMAXYZ Holdings Inc
↓	Sega Sammy Holdings Inc.
↓	Daiichi Sankyo Co. Ltd.
↓	Asahi Group Holdings Ltd
↓	Toyota Motor Corp.
PERFORMANCE
The Fund generated strong absolute returns but modestly trailed the benchmark during a market rally led by large-cap AI and semiconductor-related companies. Positive stock selection in several Materials and Industrials holdings supported
Brown Advisory - WMC Japan Equity Fund	PAGE 1	TSR-AR-115233223

performance, but sector-allocation effects and weakness in selected Consumer Discretionary and Information Technology holdings resulted in modest relative underperformance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted. For comparative purposes, the performance of the Fund’s benchmark and any additional performance benchmark(s) are also shown.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2024)
Investor Shares	25.75	19.64
TOPIX Index	26.88	19.84
Visit https://www.brownadvisory.com/mf/wmc-japan-equity-fund for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$738,901,359
Number of Holdings	74
Net Advisory Fee	$4,117,310
Portfolio Turnover	83%
Brown Advisory - WMC Japan Equity Fund	PAGE 2	TSR-AR-115233223

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2026)

Top Sectors*	(%)
Industrials	18.1%
Financials	17.3%
Consumer Discretionary	17.3%
Health Care	12.4%
Information Technology	12.2%
Materials	11.9%
Communication Services	4.1%
Real Estate	2.6%
Consumer Staples	1.3%
Cash & Other	2.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Sony Group Corp.	3.4%
Shin-Etsu Chemical Co. Ltd.	3.2%
Daiichi Sankyo Co. Ltd.	3.0%
KDDI Corp.	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.7%
First American Government Obligations Fund	2.5%
MISUMI Group, Inc.	2.5%
Mizuho Financial Group, Inc.	2.4%
Shionogi & Co. Ltd.	2.4%
GMO Payment Gateway, Inc.	2.3%

Top Countries	(%)
Japan	97.2%
United States	2.5%
CHANGES TO SHAREHOLDER FEES
Effective October 17, 2025, the Fund eliminated the 1% redemption/exchange fee that was applied to redemptions/exchanges of Fund shares that were held for 14 days or less.
CHANGES IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
On February 12, 2026, the Fund’s Board of Trustees accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Fund and selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund. During the Fund’s fiscal years ended June 30, 2025 and June 30, 2024 and the period preceding resignation, there were no disagreements with Tait on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Japan Equity Fund	PAGE 3	TSR-AR-115233223

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has not designated an audit committee financial expert. The Registrant has determined that it will retain the services of an independent third party to assist it if circumstances arise that require specific investment company auditing expertise.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant.

The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by Tait, Weller & Baker LLP.

	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$0	$378,275
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$0	$61,000
(d) All Other Fees	N/A	N/A

The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by PricewaterhouseCoopers LLP (“PwC”).

	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$396,702	$0
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$79,900	$0
(d) All Other Fees	N/A	N/A

(e) (1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The percentages of fees billed by PwC applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years by Tait, Weller & Baker LLP.

Non-Audit Related Fees	FYE 6/30/2026	FYE 6/30/2025
Registrant	N/A	$61,000
Registrant’s Investment Adviser	N/A	N/A

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years by PwC.

Non-Audit Related Fees	FYE 6/30/2026	FYE 6/30/2025
Registrant	$79,900	N/A
Registrant’s Investment Adviser	$3,076,439	$2,528,846

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Sustainable Small-Cap Core Fund
Brown Advisory Sustainable Value Fund
Brown Advisory Global Leaders Fund
Brown Advisory Sustainable International Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Tax-Exempt Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory - WMC Strategic European Equity Fund
BROWN ADVISORY EMERGING MARKETS SELECT FUND
Brown Advisory - Beutel Goodman Large-Cap Value Fund
Brown Advisory - WMC Japan Equity Fund
Core Financial Statements
June 30, 2026

BROWN ADVISORY GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 97.2%
Communication Services - 14.1%
Alphabet, Inc. - Class C	44,259	$15,638,033
Meta Platforms, Inc. - Class A	17,605	9,916,720
Netflix, Inc.(a)	113,393	8,096,260
Spotify Technology SA(a)	23,391	10,739,510
		44,390,523
Consumer Discretionary - 9.7%
Amazon.com, Inc.(a)	34,270	8,167,912
Hilton Worldwide Holdings, Inc.	42,627	14,086,518
Viking Holdings Ltd.(a)	78,282	8,193,777
		30,448,207
Consumer Staples - 3.1%
Costco Wholesale Corp.	10,286	9,622,244
Financials - 6.7%
Arthur J Gallagher & Co.	34,072	7,821,909
Mastercard, Inc. - Class A	13,179	6,768,734
S&P Global, Inc.	15,775	6,424,527
		21,015,170
Health Care - 10.3%
Alnylam Pharmaceuticals, Inc.(a)	17,555	5,284,581
Danaher Corp.	48,314	9,202,851
Intuitive Surgical, Inc.(a)	21,610	8,593,865
West Pharmaceutical Services, Inc.	26,358	9,462,522
		32,543,819
Industrials - 16.1%
Axon Enterprise, Inc.(a)	14,761	8,275,164
Cintas Corp.	44,507	7,569,750
Generac Holdings, Inc.(a)	25,690	7,522,289
HEICO Corp. - Class A	33,627	8,672,740
Trane Technologies PLC	16,270	7,991,173
Uber Technologies, Inc.(a)	147,787	10,664,310
		50,695,426
Information Technology - 37.2%
Arista Networks, Inc.(a)	71,761	12,190,759
Broadcom, Inc.	35,853	13,543,471
Cadence Design Systems, Inc.(a)	22,946	8,612,093
Datadog, Inc. - Class A(a)	39,759	10,351,653
Marvell Technology, Inc.	51,774	15,422,957
Microsoft Corp.	30,907	11,528,929
NVIDIA Corp.	78,218	15,650,639
Palantir Technologies, Inc. - Class A(a)	54,457	6,353,498
Palo Alto Networks, Inc.(a)	47,396	16,162,984
Samsara, Inc. - Class A(a)	225,104	7,300,123
		117,117,106
TOTAL COMMON STOCKS (Cost $184,139,375)		305,832,495

	Shares	Value
SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund - Class Z, 3.53%(b)	9,193,522	$9,193,522
TOTAL SHORT-TERM INVESTMENTS (Cost $9,193,522)		9,193,522
TOTAL INVESTMENTS - 100.1% (Cost $193,332,897)		$315,026,017
Liabilities in Excess of Other Assets - (0.1)%		(331,252)
TOTAL NET ASSETS - 100.0%		$314,694,765

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

BROWN ADVISORY FLEXIBLE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 98.6%
Communication Services - 14.3%
Alphabet, Inc. - Class A	125,068	$44,695,551
Alphabet, Inc. - Class C	116,157	41,041,753
Meta Platforms, Inc. - Class A	76,661	43,182,375
Spotify Technology SA(a)	27,628	12,684,843
		141,604,522
Consumer Discretionary - 10.5%
Amazon.com, Inc.(a)	190,373	45,373,501
Amer Sports, Inc.(a)	496,349	16,796,450
Booking Holdings, Inc.	114,764	20,455,535
Lowe’s Cos., Inc.	35,516	7,830,923
TJX Cos., Inc.	88,514	13,409,871
		103,866,280
Consumer Staples - 3.2%
Mondelez International, Inc. - Class A	239,235	13,837,353
Nomad Foods Ltd.	346,873	3,798,259
US Foods Holding Corp.(a)	138,825	14,194,856
		31,830,468
Energy - 2.1%
Suncor Energy, Inc.	385,081	20,671,148
Financials - 20.9%
American International Group, Inc.	119,283	8,890,162
Bank of America Corp.	294,165	16,761,522
Berkshire Hathaway, Inc. - Class B(a)	66,456	33,253,918
Capital One Financial Corp.	50,030	10,037,018
Charles Schwab Corp.	212,956	19,649,450
KKR & Co., Inc.	330,392	30,323,378
Mastercard, Inc. - Class A	70,663	36,292,517
Progressive Corp.	52,784	11,530,665
Visa, Inc. - Class A	117,535	40,325,083
		207,063,713
Health Care - 11.5%
Align Technology, Inc.(a)	58,100	9,799,146
Danaher Corp.	82,903	15,791,363
Edwards Lifesciences Corp.(a)	220,475	19,944,169
Elevance Health, Inc.	69,309	26,803,870
Illumina, Inc.(a)	81,365	14,306,408
UnitedHealth Group, Inc.	65,016	27,022,600
		113,667,556
Industrials - 8.8%
Carrier Global Corp.	211,834	15,538,024
Ferguson Enterprises, Inc.	43,546	10,334,772
GE Aerospace	47,057	17,586,613
Old Dominion Freight Line, Inc.	33,783	7,317,398
United Rentals, Inc.	25,156	28,498,981
Watsco, Inc.	20,109	8,380,023
		87,655,811

	Shares	Value
Information Technology - 27.3%
Analog Devices, Inc.	52,742	$20,947,540
Apple, Inc.	47,583	13,768,617
Autodesk, Inc.(a)	43,362	8,430,440
Intuit, Inc.	33,385	8,713,485
KLA Corp.	105,597	31,859,671
Marvell Technology, Inc.	45,815	13,647,831
Microsoft Corp.	130,767	48,778,706
NVIDIA Corp.	152,525	30,518,727
SAP SE - ADR	96,254	14,833,704
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	165,814	79,187,792
		270,686,513
TOTAL COMMON STOCKS (Cost $375,155,480)		977,046,011
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Government Obligations Fund - Class Z, 3.53%(b)	16,309,859	16,309,859
TOTAL SHORT-TERM INVESTMENTS (Cost $16,309,859)		16,309,859
TOTAL INVESTMENTS - 100.2% (Cost $391,465,339)		$993,355,870
Liabilities in Excess of Other Assets - (0.2)%		(2,336,194)
TOTAL NET ASSETS - 100.0%		$991,019,676

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

BROWN ADVISORY SUSTAINABLE GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 98.4%
Communication Services - 6.2%
Alphabet, Inc. - Class C	349,069	$123,336,550
Space Exploration Technologies Corp. - Class A(a)	91,648	15,658,977
Spotify Technology SA(a)	273,360	125,507,777
		264,503,304
Consumer Discretionary - 9.3%
Airbnb, Inc. - Class A(a)	760,755	108,864,041
Amazon.com, Inc.(a)	1,212,621	289,016,089
		397,880,130
Financials - 15.2%
Ares Management Corp.	626,641	69,751,410
Arthur J Gallagher & Co.	406,132	93,235,723
Charles Schwab Corp.	1,186,312	109,461,008
KKR & Co., Inc.	907,118	83,255,290
Progressive Corp.	404,090	88,273,460
Visa, Inc. - Class A	602,140	206,588,213
		650,565,104
Health Care - 7.9%
Danaher Corp.	607,195	115,658,503
Intuitive Surgical, Inc.(a)	265,447	105,562,963
West Pharmaceutical Services, Inc.	324,579	116,523,861
		337,745,327
Industrials - 10.9%
Carrier Global Corp.	1,451,330	106,455,055
Cintas Corp.	563,238	95,795,519
Equifax, Inc.	468,493	74,359,209
GE Aerospace	277,152	103,580,017
Uber Technologies, Inc.(a)	1,239,222	89,422,260
		469,612,060
Information Technology - 47.0%
Arista Networks, Inc.(a)	563,055	95,651,783
Broadcom, Inc.	543,337	205,245,552
Cadence Design Systems, Inc.(a)	259,652	97,452,589
Datadog, Inc. - Class A(a)	397,557	103,507,940
Intuit, Inc.	203,766	53,182,926
Marvell Technology, Inc.	347,913	103,639,804
Microsoft Corp.	726,336	270,937,855
Monolithic Power Systems, Inc.	58,919	81,447,269
NVIDIA Corp.	1,810,211	362,205,119
Palo Alto Networks, Inc.(a)	261,460	89,163,089
Samsara, Inc. - Class A(a)	2,514,612	81,548,867
Shopify, Inc. - Class A(a)	783,027	89,406,023
Snowflake, Inc.(a)	522,337	132,934,766
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	517,145	246,972,938
		2,013,296,520

	Shares	Value
Materials - 1.9%
Ecolab, Inc.	299,728	$83,507,218
TOTAL COMMON STOCKS (Cost $2,515,569,085)		4,217,109,663
SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Government Obligations Fund - Class Z, 3.53%(b)	60,346,776	60,346,776
TOTAL SHORT-TERM INVESTMENTS (Cost $60,346,776)		60,346,776
TOTAL INVESTMENTS - 99.8% (Cost $2,575,915,861)		$4,277,456,439
Other Assets in Excess of Liabilities - 0.2%		9,228,953
TOTAL NET ASSETS - 100.0%		$4,286,685,392

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 96.7%
Consumer Discretionary - 1.0%
Bright Horizons Family Solutions, Inc.(a)	57,932	$4,106,220
TopBuild Corp.(a)	5,795	2,054,502
		6,160,722
Consumer Staples - 0.9%
Casey’s General Stores, Inc.	6,893	5,478,487
Energy - 3.9%
Oceaneering International, Inc.(a)	576,494	23,359,537
Financials - 4.8%
DigitalBridge Group, Inc. - Class A	110,873	1,749,576
Houlihan Lokey, Inc. - Class A	22,755	3,052,128
Lincoln International, Inc.(a)	216,722	5,173,154
Prosperity Bancshares, Inc.	255,324	18,646,312
		28,621,170
Health Care - 25.8%
Bio-Techne Corp.	238,121	16,823,249
BrightSpring Health Services, Inc.(a)	165,869	11,567,704
Bruker Corp.	222,610	13,396,670
Cytokinetics, Inc.(a)	86,687	7,384,866
Encompass Health Corp.	98,906	9,997,418
Establishment Labs Holdings, Inc.(a)	213,470	18,317,861
Guardant Health, Inc.(a)	64,367	9,656,981
HealthEquity, Inc.(a)	214,956	19,414,826
Kestra Medical Technologies Ltd.(a)	294,817	7,500,144
Lantheus Holdings, Inc.(a)	82,603	9,163,977
Lumexa Imaging Holdings, Inc.(a)	367,493	4,145,321
OrthoPediatrics Corp.(a)	351,132	6,717,155
SI-BONE, Inc.(a)	376,277	6,140,841
Vaxcyte, Inc.(a)	82,849	4,816,012
West Pharmaceutical Services, Inc.	22,978	8,249,102
		153,292,127
Industrials - 34.8%
AAON, Inc.	82,269	10,436,645
ACV Auctions, Inc. - Class A(a)	1,126,695	8,100,937
Andersen Group, Inc. - Class A(a)	370,366	13,970,206
Applied Industrial Technologies, Inc.	31,216	10,555,690
BWX Technologies, Inc.	6,025	1,172,766
Casella Waste Systems, Inc. - Class A(a)	115,624	11,212,059
Curtiss-Wright Corp.	11,837	8,969,605
Enerpac Tool Group Corp. - Class A	114,115	4,092,164
EnPro, Inc.	33,892	12,774,912
FTI Consulting, Inc.(a)	35,756	5,328,002
Generac Holdings, Inc.(a)	15,444	4,522,158
IDEX Corp.	25,210	5,721,410
Kadant, Inc.	24,863	7,812,700
MSA Safety, Inc.	54,720	9,553,018
OPENLANE, Inc.(a)	301,376	12,428,746

	Shares	Value
Parsons Corp.(a)	114,098	$5,977,594
Simpson Manufacturing Co., Inc.	53,624	11,226,184
SiteOne Landscape Supply, Inc.(a)	51,673	5,911,908
SPX Technologies, Inc.(a)	25,655	6,289,836
StandardAero, Inc.(a)	435,659	13,030,561
Valmont Industries, Inc.	19,424	11,219,302
Waste Connections, Inc.	99,981	16,665,833
Woodward, Inc.	8,042	3,421,388
Zurn Elkay Water Solutions Corp.	118,388	5,982,146
		206,375,770
Information Technology - 19.1%
CCC Intelligent Solutions Holdings, Inc.(a)	2,756,211	14,222,049
Dynatrace, Inc.(a)	228,480	10,032,557
Entegris, Inc.	66,564	11,972,201
Guidewire Software, Inc.(a)	60,584	7,454,861
Lattice Semiconductor Corp.(a)	60,546	9,261,116
Novanta, Inc.(a)	67,822	11,003,441
Plexus Corp.(a)	38,183	11,480,483
Power Integrations, Inc.	62,011	5,194,041
Q2 Holdings, Inc.(a)	113,317	5,450,548
Quantinuum, Inc. - Class A(a)	33,604	2,746,791
SiTime Corp.(a)	12,951	9,655,748
Universal Display Corp.	107,206	9,282,967
Vertex, Inc. - Class A(a)	470,840	5,405,243
		113,162,046
Materials - 3.6%
Eagle Materials, Inc.	37,110	8,349,750
HB Fuller Co.	111,439	6,495,779
James Hardie Industries PLC(a)	148,331	3,883,306
Knife River Corp.(a)	32,450	2,714,442
		21,443,277
Real Estate - 1.6%
FirstService Corp.	64,594	9,179,453
Utilities - 1.2%
Talen Energy Corp.(a)	18,433	7,083,065
TOTAL COMMON STOCKS (Cost $400,195,658)		574,155,654
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.4%
Real Estate - 1.4%
EastGroup Properties, Inc.	40,881	8,279,629
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,911,455)		8,279,629

The accompanying notes are an integral part of these financial statements.

4

BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
CONVERTIBLE NOTES IN PRIVATE COMPANIES - 0.8%
Imperative Care, Inc. (acquisition cost $5,000,000, acquired March 2026), 8.00%, 03/13/2028(b)(c)(d)	$5,000,000	$5,000,000
TOTAL CONVERTIBLE NOTES IN PRIVATE COMPANIES (Cost $5,000,000)		5,000,000
	Shares
PRIVATE PLACEMENTS - 0.1%
StepStone VC Global Partners IV-B, L.P(a)(b)(c)(d)(e)(g)	19,200	56,723
StepStone VC Global Partners V-B, L.P.(a)(b)(c)(d)(f)(g)	91,769	88,961
TOTAL PRIVATE PLACEMENTS (Cost $0)		145,684
CONTINGENT VALUE RIGHTS - 0.0%
Sanofi SA (Acquired in July 2025)(a)(b)(c)	14,431	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Government Obligations Fund - Class Z, 3.53%(h)	6,686,042	6,686,042
TOTAL SHORT-TERM INVESTMENTS (Cost $6,686,042)		6,686,042
TOTAL INVESTMENTS - 100.1% (Cost $415,793,155)		$594,267,009
Liabilities in Excess of Other Assets - (0.1)%		(344,613)
TOTAL NET ASSETS - 100.0%		$593,922,396

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
These securities are being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. These securities represented $5,145,684 or 0.9% of net assets as of June 30, 2026.

(c)	Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $5,145,684 or 0.9% of net assets.
(d)	Illiquid securities. As of the date of this report, the Fund held illiquid securities with a fair value of $5,145,684 or 0.9% of net assets.
(e)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund; however, the partnership has fully realized all portfolio investments and is working to liquidate and dissolve the fund. No further capital calls are anticipated.

(f)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

(g)
These securities are being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $9,000, or 0.0% of the Fund’s net assets as of the date of this report.

(h)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 92.4%
Communication Services - 4.3%
Cars.com, Inc.(a)	1,258,128	$13,763,920
John Wiley & Sons, Inc. - Class A	544,710	26,423,882
Nexstar Media Group, Inc.	73,743	13,169,763
		53,357,565
Consumer Discretionary - 10.1%
Arko Corp.	910,338	7,310,014
Brightstar Lottery PLC	2,103,810	22,552,843
Dorman Products, Inc.(a)	117,045	15,970,790
La-Z-Boy, Inc.	273,748	10,982,770
Murphy USA, Inc.	19,079	10,281,101
Signet Jewelers Ltd.	266,674	22,987,299
Valvoline, Inc.(a)	567,647	22,444,762
YETI Holdings, Inc.(a)	239,878	11,888,354
		124,417,933
Consumer Staples - 1.2%
Simply Good Foods Co.(a)	1,134,223	15,062,481
Energy - 5.5%
Bristow Group, Inc.	559,930	23,136,307
Oceaneering International, Inc.(a)	795,319	32,226,326
REX American Resources Corp.(a)	268,818	12,137,133
		67,499,766
Financials - 25.8%
Assured Guaranty Ltd.	184,142	14,760,823
Bancorp, Inc.(a)	425,950	26,681,508
Cass Information Systems, Inc.	272,891	14,004,766
Dime Community Bancshares, Inc.	392,080	15,938,052
Eastern Bankshares, Inc.	790,590	17,582,722
Euronet Worldwide, Inc.(a)	252,526	18,482,378
First Financial Bancorp	585,654	19,812,675
Hanover Insurance Group, Inc.	89,606	19,186,437
Horace Mann Educators Corp.	366,141	18,911,183
MGIC Investment Corp.	517,485	14,593,077
Old National Bancorp	975,804	25,273,324
Peapack-Gladstone Financial Corp.	242,879	11,495,463
Peoples Bancorp, Inc.	401,512	15,422,076
Seacoast Banking Corp. of Florida	401,726	13,357,389
Towne Bank/Portsmouth VA	679,333	24,619,028
Virtus Investment Partners, Inc.	44,268	6,352,458
White Mountains Insurance Group Ltd.	7,932	16,446,129
WSFS Financial Corp.	327,983	25,166,135
		318,085,623
Health Care - 13.5%
Acadia Healthcare Co., Inc.(a)	588,227	17,370,343
BrightSpring Health Services, Inc.(a)	432,381	30,154,251
Encompass Health Corp.	181,818	18,378,164

	Shares	Value
Guardian Pharmacy Services, Inc. - Class A(a)	280,347	$11,738,129
ICU Medical, Inc.(a)	108,899	15,964,593
Integer Holdings Corp.(a)	291,112	27,204,416
Lantheus Holdings, Inc.(a)	206,437	22,902,121
Lumexa Imaging Holdings, Inc.(a)	1,986,980	22,413,134
		166,125,151
Industrials - 10.9%
Cadre Holdings, Inc.	526,489	15,010,201
Ducommun, Inc.(a)	147,472	27,313,289
EnPro, Inc.	18,890	7,120,208
McGrath RentCorp	101,396	12,271,958
Sensata Technologies Holding PLC	594,872	28,399,189
Tennant Co.	169,565	14,843,720
Timken Co.	200,006	29,064,872
		134,023,437
Information Technology - 7.7%
Bel Fuse, Inc. - Class A	65,636	19,115,172
CTS Corp.	458,534	29,891,832
Insight Enterprises, Inc.(a)	162,009	19,732,696
NCR Voyix Corp.(a)	2,412,930	19,713,638
OSI Systems, Inc.(a)	30,664	6,706,217
		95,159,555
Materials - 7.5%
Eagle Materials, Inc.	59,594	13,408,650
Ecovyst, Inc.(a)	2,176,053	27,091,860
Ingevity Corp.(a)	458,963	34,270,767
Innospec, Inc.	218,227	17,761,496
		92,532,773
Real Estate - 2.5%
Cushman & Wakefield Ltd.(a)	2,241,435	30,012,815
Utilities - 3.4%
Portland General Electric Co.	271,176	14,055,052
Talen Energy Corp.(a)	72,028	27,677,479
		41,732,531
TOTAL COMMON STOCKS (Cost $809,791,404)		1,138,009,630
REAL ESTATE INVESTMENT TRUSTS - 4.4%
Real Estate - 4.4%
CareTrust REIT, Inc.	242,479	9,784,028
Curbline Properties Corp.	521,129	15,842,322
Global Net Lease, Inc.	3,162,790	28,275,342
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $41,606,318)		53,901,692

The accompanying notes are an integral part of these financial statements.

6

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%
First American Government Obligations Fund - Class Z, 3.53%(b)	41,245,727	$41,245,727
TOTAL SHORT-TERM INVESTMENTS (Cost $41,245,727)		41,245,727
TOTAL INVESTMENTS - 100.1% (Cost $892,643,449)		$1,233,157,049
Liabilities in Excess of Other Assets - (0.1)%		(1,323,963)
TOTAL NET ASSETS - 100.0%		$1,231,833,086

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

7

BROWN ADVISORY SUSTAINABLE SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 96.0%
Communication Services - 2.1%
John Wiley & Sons, Inc. - Class A	51,449	$2,495,791
Consumer Discretionary - 9.0%
Bright Horizons Family Solutions, Inc.(a)	18,594	1,317,943
Dorman Products, Inc.(a)	13,398	1,828,157
First Watch Restaurant Group, Inc.(a)	114,561	1,476,691
La-Z-Boy, Inc.	31,256	1,253,991
Valvoline, Inc.(a)	42,252	1,670,644
Wyndham Hotels & Resorts, Inc.	21,813	1,836,873
YETI Holdings, Inc.(a)	25,458	1,261,698
		10,645,997
Energy - 2.5%
Bristow Group, Inc.	71,109	2,938,224
Financials - 14.7%
Assured Guaranty Ltd.	17,661	1,415,706
Bancorp, Inc.(a)	51,183	3,206,103
Eastern Bankshares, Inc.	76,241	1,695,600
Euronet Worldwide, Inc.(a)	25,247	1,847,828
First Financial Bancorp	44,718	1,512,810
Horace Mann Educators Corp.	32,656	1,686,682
Old National Bancorp	89,570	2,319,863
Towne Bank/Portsmouth VA	53,449	1,936,992
WSFS Financial Corp.	24,258	1,861,316
		17,482,900
Health Care - 20.2%
BrightSpring Health Services, Inc.(a)	43,385	3,025,670
Bruker Corp.	38,720	2,330,170
Cytokinetics, Inc.(a)	15,461	1,317,123
Encompass Health Corp.	10,263	1,037,384
Guardant Health, Inc.(a)	19,327	2,899,630
HealthEquity, Inc.(a)	27,791	2,510,083
ICU Medical, Inc.(a)	9,130	1,338,458
Insmed, Inc.(a)	12,350	1,316,757
Kestra Medical Technologies Ltd.(a)	80,906	2,058,249
Lantheus Holdings, Inc.(a)	17,794	1,974,066
Neurocrine Biosciences, Inc.(a)	9,130	1,538,724
SI-BONE, Inc.(a)	77,707	1,268,178
Vaxcyte, Inc.(a)	24,058	1,398,491
		24,012,983
Industrials - 19.6%
Applied Industrial Technologies, Inc.	5,265	1,780,360
Enerpac Tool Group Corp.	47,724	1,711,383
EnPro, Inc.	2,999	1,130,413
Generac Holdings, Inc.(a)	7,731	2,263,714
Innodata, Inc.(a)	18,327	1,385,155
Kadant, Inc.	5,198	1,633,368
OPENLANE, Inc.(a)	68,310	2,817,104
Sensata Technologies Holding PLC	37,787	1,803,951

	Shares	Value
SiteOne Landscape Supply, Inc.(a)	13,263	$1,517,420
SPX Technologies, Inc.(a)	6,398	1,568,598
StandardAero, Inc.(a)	40,120	1,199,989
Tennant Co.	13,729	1,201,837
Timken Co.	14,795	2,150,009
Valmont Industries, Inc.	1,999	1,154,622
		23,317,923
Information Technology - 16.8%
CTS Corp.	32,522	2,120,109
Entegris, Inc.	12,196	2,193,573
Guidewire Software, Inc.(a)	11,796	1,451,498
Novanta, Inc.(a)	17,594	2,854,450
OSI Systems, Inc.(a)	7,864	1,719,857
Power Integrations, Inc.	31,256	2,618,003
Q2 Holdings, Inc.(a)	31,123	1,497,016
SiTime Corp.(a)	2,866	2,136,775
Universal Display Corp.	20,265	1,754,746
Vertex, Inc. - Class A(a)	133,621	1,533,969
		19,879,996
Materials - 6.0%
Ecovyst, Inc.(a)	120,559	1,500,960
HB Fuller Co.	20,660	1,204,271
Ingevity Corp.(a)	32,589	2,433,421
James Hardie Industries PLC(a)	75,000	1,963,500
		7,102,152
Real Estate - 3.3%
Cushman & Wakefield Ltd.(a)	169,927	2,275,322
FirstService Corp.	11,996	1,704,752
		3,980,074
Utilities - 1.8%
Talen Energy Corp.(a)	5,465	2,099,981
TOTAL COMMON STOCKS (Cost $87,309,516)		113,956,021
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.4%
Real Estate - 1.4%
Curbline Properties Corp.	27,791	844,846
EastGroup Properties, Inc.	3,999	809,918
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,232,891)		1,654,764
CONTINGENT VALUE RIGHTS - 0.0%(b)
Health Care - 0.0%(b)
Sanofi SA (Acquired in July 2025)(a)(c)	12,277	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

8

BROWN ADVISORY SUSTAINABLE SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class Z, 3.53%(d)	2,216,339	$2,216,339
TOTAL SHORT-TERM INVESTMENTS (Cost $2,216,339)		2,216,339
TOTAL INVESTMENTS - 99.3% (Cost $90,758,746)		$117,827,124
Other Assets in Excess of Liabilities - 0.7%		828,560
TOTAL NET ASSETS - 100.0%		$118,655,684

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

9

BROWN ADVISORY SUSTAINABLE VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 96.8%
Communication Services - 4.0%
Alphabet, Inc. - Class C	6,663	$2,354,238
T-Mobile US, Inc.	30,668	5,143,943
		7,498,181
Consumer Discretionary - 4.9%
Amazon.com, Inc.(a)	19,230	4,583,278
Expedia Group, Inc.	9,766	2,498,924
Wyndham Hotels & Resorts, Inc.	27,170	2,287,986
		9,370,188
Consumer Staples - 4.5%
Mondelez International, Inc. - Class A	57,173	3,306,886
Unilever PLC - ADR	86,133	5,178,316
		8,485,202
Energy - 4.3%
SLB Ltd.	117,773	5,475,267
Weatherford International PLC	32,829	2,675,563
		8,150,830
Financials - 15.9%
American International Group, Inc.	66,448	4,952,369
Bank of America Corp.	99,764	5,684,553
Charles Schwab Corp.	46,042	4,248,295
Citigroup, Inc.	43,782	6,127,729
Fidelity National Information Services, Inc.	55,191	2,145,826
KKR & Co., Inc.	20,841	1,912,787
Willis Towers Watson PLC	19,168	5,009,940
		30,081,499
Health Care - 22.2%
Becton Dickinson & Co.	31,968	4,837,717
Cardinal Health, Inc.	32,311	7,675,801
Cooper Cos., Inc.(a)	54,795	3,929,349
Elevance Health, Inc.	11,227	4,341,818
Gilead Sciences, Inc.	16,825	2,125,671
ICON PLC(a)	35,506	6,167,747
Labcorp Holdings, Inc.	12,748	3,569,440
Sanofi SA - ADR	96,082	4,098,858
Tenet Healthcare Corp.(a)	28,721	5,373,125
		42,119,526
Industrials - 12.7%
Ferguson Enterprises, Inc.	20,293	4,816,138
Honeywell Aerospace, Inc.(a)	9,234	2,041,453
Honeywell International, Inc.	9,234	2,067,492
Masco Corp.	21,383	1,739,935
Pentair PLC	92,053	7,056,783
Trane Technologies PLC	7,789	3,825,645
Waste Connections, Inc.	14,817	2,469,846
		24,017,292

	Shares	Value
Information Technology - 16.8%
Applied Materials, Inc.	6,481	$4,685,763
Cisco Systems, Inc.	18,407	2,162,086
Dell Technologies, Inc. - Class C	20,382	8,794,018
Flex Ltd.(a)	54,686	8,862,960
NXP Semiconductors NV	12,748	3,582,571
TD SYNNEX Corp.	14,421	3,855,310
		31,942,708
Materials - 6.5%
CRH PLC	53,852	5,762,164
Smurfit WestRock PLC	141,081	6,526,407
		12,288,571
Real Estate - 2.4%
CBRE Group, Inc. - Class A(a)	33,194	4,470,900
Utilities - 2.6%
Constellation Energy Corp.	20,050	4,979,819
TOTAL COMMON STOCKS (Cost $132,561,330)		183,404,716
SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%
First American Government Obligations Fund - Class Z, 3.53%(b)	6,684,900	6,684,900
TOTAL SHORT-TERM INVESTMENTS (Cost $6,684,900)		6,684,900
TOTAL INVESTMENTS - 100.3% (Cost $139,246,230)		$190,089,616
Liabilities in Excess of Other Assets - (0.3)%		(514,023)
TOTAL NET ASSETS - 100.0%		$189,575,593

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

10

BROWN ADVISORY GLOBAL LEADERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 99.6%
Brazil - 2.1%
B3 SA - Brasil Bolsa Balcao	16,621,031	$46,749,970
China - 2.3%
AIA Group Ltd.	5,637,730	51,614,742
France - 4.9%
Safran SA	276,529	108,974,460
Germany - 7.4%
CTS Eventim AG & Co. KGaA	448,045	26,169,661
Deutsche Boerse AG	354,546	96,702,048
Siemens Energy AG	217,885	41,537,780
		164,409,489
India - 2.2%
HDFC Bank Ltd.	5,840,227	49,288,344
Indonesia - 1.2%
Bank Central Asia Tbk PT	84,897,392	26,454,502
Netherlands - 4.7%
ASML Holding NV	51,648	102,750,597
Sweden - 2.7%
Atlas Copco AB - Class B	3,327,248	58,985,599
Switzerland - 3.8%
Roche Holding AG	202,442	83,221,149
Taiwan - 6.8%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	316,364	151,085,956
United Kingdom - 11.6%
Compass Group PLC	1,553,383	50,188,786
Experian PLC	2,527,066	85,171,476
London Stock Exchange Group PLC	648,485	70,111,503
Rentokil Initial PLC	9,076,574	51,618,339
		257,090,104
United States - 49.9%
Communication Services - 6.8%
Alphabet, Inc. - Class C	427,550	151,066,241
Consumer Discretionary - 6.8%
AutoZone, Inc.(a)	15,611	49,891,819
Booking Holdings, Inc.	312,449	55,690,910
MercadoLibre, Inc.(a)	25,911	43,981,072
		149,563,801

	Shares	Value
Financials - 15.7%
Charles Schwab Corp.	792,515	$73,125,359
Mastercard, Inc. - Class A	229,871	118,061,746
Progressive Corp.	151,564	33,109,156
Visa, Inc. - Class A	361,923	124,172,162
		348,468,423
Health Care - 3.3%
Edwards Lifesciences Corp.(a)	807,324	73,030,529
Industrials - 8.5%
Allegion PLC	320,029	44,960,874
Equifax, Inc.	250,286	39,725,394
Ferguson Enterprises, Inc.	169,194	40,154,812
GE Aerospace	170,230	63,620,058
		188,461,138
Information Technology - 8.8%
Microsoft Corp.	374,869	139,833,634
NVIDIA Corp.	273,783	54,781,241
		194,614,875
Total United States		1,105,205,007
TOTAL COMMON STOCKS (Cost $1,446,975,260)		2,205,829,919
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class Z, 3.53%(b)	7,364,438	7,364,438
TOTAL SHORT-TERM INVESTMENTS (Cost $7,364,438)		7,364,438
TOTAL INVESTMENTS - 99.9% (Cost $1,454,339,698)		$2,213,194,357
Other Assets in Excess of Liabilities - 0.1%		2,226,814
TOTAL NET ASSETS - 100.0%		$2,215,421,171

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

11

BROWN ADVISORY SUSTAINABLE INTERNATIONAL LEADERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 98.7%
Brazil - 2.3%
B3 SA - Brasil Bolsa Balcao	249,232	$701,015
Canada - 6.4%
Canadian National Railway Co.	9,468	1,129,885
Waste Connections, Inc.	4,686	781,049
		1,910,934
China - 8.8%
AIA Group Ltd.	131,272	1,201,826
ANTA Sports Products Ltd.	78,458	713,944
Tencent Holdings Ltd.	12,895	711,579
		2,627,349
Finland - 1.8%
Kone Oyj - Class B	9,524	541,771
France - 8.6%
Airbus SE	4,212	937,132
LVMH Moet Hennessy Louis Vuitton SE	1,498	828,482
Safran SA	2,023	797,223
		2,562,837
Germany - 10.7%
CTS Eventim AG & Co. KGaA	7,387	431,464
Deutsche Boerse AG	5,286	1,441,751
MTU Aero Engines Holdings AG	1,135	472,957
SAP SE	5,648	870,626
		3,216,798
India - 2.7%
HDFC Bank Ltd. - ADR	31,690	818,553
Indonesia - 1.9%
Bank Central Asia Tbk PT	1,873,200	583,700
Japan - 5.8%
Keyence Corp.	2,388	1,207,104
Nintendo Co., Ltd.	12,400	521,296
		1,728,400
Netherlands - 6.5%
ASML Holding NV	214	423,756
Universal Music Group NV	35,959	753,322
Wolters Kluwer NV	12,018	777,077
		1,954,155
Spain - 2.8%
Amadeus IT Group SA	14,391	841,889
Sweden - 2.0%
Atlas Copco AB - Class B	33,666	596,832
Switzerland - 6.6%
Cie Financiere Richemont SA	5,534	1,277,404
Roche Holding AG	1,715	705,013
		1,982,417

	Shares	Value
Taiwan - 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,068	$1,465,185
United Kingdom - 26.9%
AstraZeneca PLC	5,108	953,688
Compass Group PLC	41,305	1,334,537
ConvaTec Group PLC	314,565	897,080
Diageo PLC	32,752	659,630
Experian PLC	26,528	894,092
Games Workshop Group PLC	1,384	396,580
Howden Joinery Group PLC	126,424	1,405,458
London Stock Exchange Group PLC	8,818	953,365
Rentokil Initial PLC	98,644	560,987
		8,055,417
TOTAL COMMON STOCKS (Cost $25,152,335)		29,587,252
SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American Government Obligations Fund - Class Z, 3.53%(a)	463,248	463,248
TOTAL SHORT-TERM INVESTMENTS (Cost $463,248)		463,248
TOTAL INVESTMENTS - 100.2% (Cost $25,615,583)		$30,050,500
Liabilities in Excess of Other Assets - (0.2)%		(73,130)
TOTAL NET ASSETS - 100.0%		$29,977,370

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

12

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
U.S. TREASURY SECURITIES - 31.5%
United States Treasury Note
4.38%, 08/15/2026	$5,000,000	$5,002,781
3.75%, 08/31/2026	4,600,000	4,599,559
3.75%, 08/15/2027	7,600,000	7,568,234
2.88%, 05/15/2028	5,395,000	5,271,189
3.13%, 11/15/2028	2,800,000	2,734,977
3.50%, 12/15/2028	2,100,000	2,067,762
3.25%, 06/30/2029	3,180,000	3,098,761
0.88%, 11/15/2030	4,350,000	3,778,043
1.88%, 02/15/2032	5,250,000	4,632,100
4.25%, 06/30/2033	1,000,000	996,172
4.38%, 05/15/2034	1,850,000	1,850,903
4.63%, 02/15/2035	3,350,000	3,403,521
4.38%, 05/15/2036	500,000	497,383
TOTAL U.S. TREASURY SECURITIES (Cost $46,311,937)		45,501,385
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 30.6%
Federal Home Loan Mortgage Corp.
Pool QF0492, 5.50%, 09/01/2052	526,708	535,332
Pool RA7784, 4.50%, 08/01/2052	340,850	329,722
Pool RA7927, 4.50%, 09/01/2052	1,009,228	976,397
Pool RC3538, 5.50%, 06/01/2040	185,760	190,435
Pool SB1179, 5.50%, 05/01/2039	432,308	443,196
Pool SD0913, 2.50%, 02/01/2052	1,176,877	1,002,642
Pool SD3234, 2.50%, 12/01/2051	1,378,641	1,161,552
Pool SD3475, 5.50%, 08/01/2053	1,002,618	1,015,290
Pool SD3477, 6.50%, 08/01/2053	395,488	414,891
Pool SD3840, 5.50%, 09/01/2053	540,359	549,764
Pool SD4697, 6.00%, 02/01/2054	1,259,318	1,303,535
Pool SD5573, 3.00%, 08/01/2052	1,112,828	985,064
Pool SD8315, 5.00%, 04/01/2053	453,537	449,034
Pool SL1677, 4.50%, 05/01/2053	892,157	861,690
Pool SL4197, 5.00%, 02/01/2056	223,269	220,428
Series 4634, Class MA, 4.50%, 11/15/2054	581,701	574,364
Series 5145, Class AB, 1.50%, 09/25/2049	347,733	276,595
Federal National Mortgage Association
2.00%, 07/15/2056(a)	1,223,000	976,865
3.00%, 07/15/2056(a)	1,348,000	1,175,498
4.00%, 07/15/2056(a)	154,000	143,954
5.00%, 07/15/2056(a)	807,000	793,068
5.50%, 07/15/2056(a)	935,000	938,134
6.00%, 07/15/2056(a)	1,627,000	1,663,453
6.50%, 07/15/2056(a)	1,110,000	1,148,321
Pool 628837, 6.50%, 03/01/2032	5,722	5,925
Pool 663238, 5.50%, 09/01/2032	6,296	6,323
Pool 741373, 6.16% (1 yr. CMT Rate + 2.28%), 12/01/2033	4,621	4,733

	Par	Value
Pool 764342, 5.52% (RFUCCT6M + 1.52%), 02/01/2034	$14,393	$14,598
Pool BQ1226, 2.00%, 09/01/2050	1,132,572	916,248
Pool CA3823, 4.00%, 07/01/2049	1,699,845	1,605,484
Pool CB2548, 2.50%, 01/01/2052	1,082,919	920,719
Pool CB2859, 2.50%, 02/01/2052	430,535	366,751
Pool CB3853, 4.00%, 06/01/2052	300,614	284,278
Pool CB5497, 6.50%, 01/01/2053	406,761	425,699
Pool CB7235, 5.00%, 10/01/2053	240,626	237,939
Pool FA1423, 4.50%, 04/01/2054	1,088,886	1,053,054
Pool FA2599, 2.00%, 05/01/2052	706,165	566,914
Pool FA2601, 2.00%, 08/01/2051	528,874	426,679
Pool FA2647, 5.50%, 08/01/2055	887,601	898,361
Pool FA3407, 2.00%, 04/01/2052	520,332	426,093
Pool FA3849, 2.50%, 04/01/2052	707,075	599,773
Pool FA4232, 5.50%, 04/01/2055	364,408	367,757
Pool FA4840, 2.50%, 01/01/2052	447,544	377,340
Pool FA4942, 6.00%, 08/01/2040	702,508	721,359
Pool FA5000, 3.50%, 02/01/2052	158,520	143,983
Pool FA5912, 2.00%, 02/01/2052	1,221,496	984,458
Pool FM6555, 2.00%, 04/01/2051	841,496	683,246
Pool FM9973, 3.00%, 08/01/2051	1,094,207	969,167
Pool FS0348, 2.00%, 01/01/2052	1,208,342	982,787
Pool FS3040, 3.00%, 12/01/2051	818,754	721,677
Pool FS3239, 3.50%, 08/01/2050	1,039,525	955,689
Pool FS4862, 2.50%, 10/01/2051	1,279,704	1,079,354
Pool FS7086, 5.50%, 09/01/2053	1,388,228	1,404,786
Pool FS7276, 5.00%, 09/01/2053	1,508,532	1,491,894
Pool FS7744, 6.50%, 04/01/2054	420,640	443,765
Pool FS8384, 3.50%, 02/01/2051	1,617,827	1,499,217
Pool FS8791, 6.00%, 08/01/2054	1,012,216	1,036,168
Pool FS9203, 6.00%, 09/01/2054	361,898	371,067
Pool FS9366, 2.50%, 04/01/2052	407,790	343,369
Pool MA2998, 3.50%, 04/01/2032	182,454	177,790
Pool MA4208, 2.00%, 12/01/2050	627,199	505,933
Pool MA4492, 2.00%, 12/01/2051	972,678	781,491
Pool MA5496, 5.00%, 10/01/2054	117,752	116,066
Pool MB0291, 5.00%, 12/01/2054	1,197,323	1,179,688
Ginnie Mae I, Pool 781186, 9.00%, 06/15/2030	3,378	3,437
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $44,909,548)		44,230,283
CORPORATE BONDS - 28.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,585,000	1,449,217
American Tower Corp., 3.60%, 01/15/2028	735,000	724,733
AT&T, Inc., 5.40%, 02/15/2034	1,415,000	1,434,875
Biogen, Inc., 5.75%, 05/15/2035	1,390,000	1,449,216

The accompanying notes are an integral part of these financial statements.

13

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Booking Holdings, Inc., 5.38%, 05/07/2036	$1,450,000	$1,452,747
Boston Properties LP, 6.50%, 01/15/2034	705,000	748,501
BPCE SA, 5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031(b)	700,000	719,345
Brookfield Asset Management Ltd., 4.65%, 11/15/2030	1,465,000	1,446,334
Camden Property Trust, 4.90%, 02/28/2036	1,465,000	1,430,514
CF Industries, Inc., 5.30%, 11/26/2035	1,445,000	1,440,583
Citigroup, Inc., 3.20%, 10/21/2026	1,465,000	1,460,343
Credit Agricole SA, 4.66% to 01/12/2031 then SOFR + 1.17%, 01/12/2032(b)	1,470,000	1,447,248
Dollar Tree, Inc., 4.20%, 05/15/2028	1,465,000	1,454,151
Dominion Energy, Inc., 5.45%, 03/15/2035	715,000	726,058
Eastman Chemical Co., 5.63%, 02/20/2034	1,420,000	1,446,324
Expedia Group, Inc., 2.95%, 03/15/2031	1,575,000	1,447,860
Ferguson Finance PLC, 4.65%, 04/20/2032(b)	1,470,000	1,444,852
Goldman Sachs Group, Inc., 5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030	1,440,000	1,448,679
JB Hunt Transport Services, Inc., 4.90%, 03/15/2030	1,435,000	1,443,606
Kroger Co., 5.00%, 09/15/2034	1,460,000	1,441,286
Morgan Stanley, 5.19% to 04/17/2030 then SOFR + 1.51%, 04/17/2031	1,430,000	1,445,312
MSCI, Inc., 3.88%, 02/15/2031(b)	760,000	720,033
National Grid PLC, 5.42%, 01/11/2034	1,415,000	1,435,482
PNC Financial Services Group, Inc., 4.63% to 06/06/2032 then SOFR + 1.85%, 06/06/2033	1,470,000	1,430,976
PPG Industries, Inc., 4.38%, 03/15/2031	1,465,000	1,440,285
Revvity, Inc., 2.25%, 09/15/2031	825,000	727,512
Societe Generale SA, 5.30% (SOFR + 1.66%), 01/19/2028(b)	1,450,000	1,458,578
Sumisho Air Lease Corp., 4.85%, 03/24/2031(b)	1,450,000	1,435,249
US Bancorp, 4.48% to 01/26/2031 then SOFR + 0.87%, 01/26/2032	1,470,000	1,448,424
VeriSign, Inc., 5.25%, 06/01/2032	1,430,000	1,438,585
Vertiv Holdings Co., 4.85%, 03/15/2036	1,485,000	1,442,821
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	700,000	707,469
TOTAL CORPORATE BONDS (Cost $41,497,319)		41,187,198
ASSET-BACKED SECURITIES - 6.4%
AutoNation Finance Trust
Series 2026-1A, Class A4, 4.18%, 06/11/2031(b)	978,000	969,363

	Par	Value
Series 2026-1A, Class B, 4.42%, 06/11/2031(b)	$1,001,000	$991,134
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.68%, 03/17/2031	670,000	669,538
CarMax Select Receivables Trust, Series 2026-A, Class A2A, 4.03%, 12/17/2029	465,000	463,850
FHF Trust, Series 2024-3A, Class A2, 4.94%, 11/15/2030(b)	404,167	402,769
Ford Credit Auto Owner Trust
Series 2024-B, Class B, 5.23%, 05/15/2030	730,000	737,205
Series 2026-B, Class B, 4.66%, 07/15/2032	221,000	220,809
Hyundai Auto Receivables Trust
Series 2025-B, Class B, 4.72%, 07/15/2030	565,000	566,779
Series 2025-C, Class B, 4.13%, 01/15/2032	390,000	384,372
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029(b)	380,000	380,076
Series 2025-2A, Class A4, 4.57%, 11/15/2030(b)	390,000	390,963
Series 2026-1A, Class A4, 3.98%, 01/15/2032(b)	390,000	382,858
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	399,088	400,763
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032(b)	1,306,000	1,324,696
World Omni Auto Trust, Series 2026-B, Class B, 4.61%, 08/16/2032	925,000	923,346
TOTAL ASSET-BACKED SECURITIES (Cost $9,236,036)		9,208,521
AGENCY COMMERCIAL MORTGAGE- BACKED SECURITIES - 3.6%
Federal Home Loan Mortgage Corp.
Series K061, Class A2, 3.35%, 11/25/2026(c)	4,686,173	4,665,017
Series Q007, Class APT1, 5.82%, 10/25/2047(c)	34,763	34,739
Series Q010, Class APT1, 6.90%, 04/25/2046(c)	19,677	19,694
Federal National Mortgage Association, Pool BZ4911, 4.24%, 09/01/2032	240,000	236,144
FREMF Mortgage Trust, Series 2020-KF74, Class B, 5.86% (30 day avg SOFR US + 2.26%), 01/25/2027(b)	148,475	147,885
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,114,181)		5,103,479

The accompanying notes are an integral part of these financial statements.

14

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%
BX Trust, Series 2025-VLT6, Class A, 5.07% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)	$605,000	$604,989
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $603,488)		604,989
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.3%
JP Morgan Mortgage Trust, Series 2020-LTV2, Class A15, 3.00%, 11/25/2050(b)(c)	532,665	477,528
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $504,367)		477,528
	Shares
SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
First American Government Obligations Fund - Class Z, 3.53%(d)	6,659,586	6,659,586
TOTAL SHORT-TERM INVESTMENTS (Cost $6,659,586)		6,659,586
TOTAL INVESTMENTS - 105.9% (Cost $154,836,462)		$152,972,969
Liabilities in Excess of Other Assets - (5.9)%		(8,535,917)
TOTAL NET ASSETS - 100.0%		$144,437,052

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term
6 Months
SOFR - Secured Overnight Financing Rate
(a)	To-be-announced security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

15

Brown Advisory Intermediate Income Fund
Schedule of Futures Contracts
June 30, 2026

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra Bonds	2	09/21/2026	$232,348	$232,313	$(35)
U.S. Treasury 10 Year Notes	26	09/21/2026	2,841,619	2,857,156	15,537
U.S. Treasury 2 Year Notes	22	09/30/2026	4,537,864	4,534,922	(2,942)
U.S Treasury 5 Year Notes	49	09/30/2026	5,233,002	5,245,296	12,294
			$12,844,833	$12,869,687	$24,854

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(11)	09/21/2026	$(1,241,400)	$(1,237,156)	$4,244
U.S. Treasury Long Bonds	(9)	09/21/2026	(992,201)	(1,021,500)	(29,299)
			$(2,233,601)	$(2,258,656)	$(25,055)
Total Unrealized Appreciation (Depreciation)					$(201)

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

16

BROWN ADVISORY SUSTAINABLE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
CORPORATE BONDS - 32.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	$6,010,000	$5,495,137
AT&T, Inc., 5.40%, 02/15/2034	5,245,000	5,318,672
Banco Bilbao Vizcaya Argentaria SA, 6.03% to 03/13/2034 then 1 yr. CMT Rate + 1.95%, 03/13/2035	2,625,000	2,728,122
Biogen, Inc., 5.75%, 05/15/2035	5,295,000	5,520,573
Booking Holdings, Inc., 5.38%, 05/07/2036	5,415,000	5,425,260
Boston Properties LP, 6.50%, 01/15/2034	2,629,000	2,791,220
BPCE SA
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035(a)	5,245,000	5,458,116
6.29% to 01/14/2035 then SOFR + 2.04%, 01/14/2036(a)	2,560,000	2,675,747
Brookfield Asset Management Ltd., 4.65%, 11/15/2030	5,520,000	5,449,667
Camden Property Trust, 4.90%, 02/28/2036	5,465,000	5,336,355
Centene Corp., 3.00%, 10/15/2030	3,070,000	2,780,213
CF Industries, Inc., 5.30%, 11/26/2035	5,560,000	5,543,003
Credit Agricole SA, 6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035(a)	5,230,000	5,443,562
Dominion Energy, Inc., 5.45%, 03/15/2035	2,620,000	2,660,518
Eastman Chemical Co., 5.63%, 02/20/2034	5,240,000	5,337,140
Expedia Group, Inc., 5.50%, 04/15/2036	5,375,000	5,323,805
Ferguson Finance PLC, 4.65%, 04/20/2032(a)	5,585,000	5,489,453
Ford Motor Credit Co. LLC, 4.95%, 05/28/2027	5,365,000	5,369,029
International Bank for Reconstruction & Development, 0.75%, 11/24/2027	4,486,000	4,280,252
Intesa Sanpaolo SpA, 7.80%, 11/28/2053(a)	4,390,000	5,300,297
Keysight Technologies, Inc., 4.95%, 10/15/2034	5,525,000	5,466,736
Kroger Co., 5.00%, 09/15/2034	5,555,000	5,483,798
Minerva Luxembourg SA, 8.88%, 09/13/2033(a)	2,550,000	2,640,553
MSCI, Inc., 3.88%, 02/15/2031(a)	2,905,000	2,752,231
National Grid PLC, 5.42%, 01/11/2034	5,380,000	5,457,875
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	4,945,000	5,461,390
PPG Industries, Inc., 4.38%, 03/15/2031	5,570,000	5,476,030
Revvity, Inc., 2.25%, 09/15/2031	9,450,000	8,333,324
Societe Generale SA
5.30% (SOFR + 1.66%), 01/19/2028(a)	5,660,000	5,693,482

	Par	Value
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035(a)	$2,635,000	$2,732,488
Sprint Capital Corp., 8.75%, 03/15/2032	4,505,000	5,308,395
Sumisho Air Lease Corp., 4.85%, 03/24/2031(a)	5,400,000	5,345,066
Suzano Austria GmbH, 5.00%, 01/15/2030	2,725,000	2,691,627
United Rentals North America, Inc., 4.00%, 07/15/2030	2,885,000	2,760,373
US Bancorp, 4.97% to 07/22/2032 then SOFR + 2.11%, 07/22/2033	5,390,000	5,342,267
VeriSign, Inc., 5.25%, 06/01/2032	5,435,000	5,467,628
Vertiv Group Corp., 4.13%, 11/15/2028(a)	2,830,000	2,803,816
Vertiv Holdings Co., 4.85%, 03/15/2036	2,815,000	2,735,045
TOTAL CORPORATE BONDS (Cost $176,286,930)		175,678,265
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 32.6%
Federal Home Loan Mortgage Corp.
Pool G31063, 3.50%, 11/01/2037	408,161	389,961
Pool QD7054, 3.00%, 02/01/2052	1,388,968	1,222,888
Pool RA6064, 2.50%, 09/01/2051	3,797,230	3,252,198
Pool RA7063, 3.50%, 04/01/2052	1,131,959	1,028,315
Pool RA7784, 4.50%, 08/01/2052	3,140,742	3,038,205
Pool RA7935, 5.00%, 09/01/2052	4,397,146	4,367,892
Pool RC3538, 5.50%, 06/01/2040	499,018	511,577
Pool SB1179, 5.50%, 05/01/2039	1,970,090	2,019,710
Pool SD1641, 4.50%, 09/01/2052	2,516,810	2,442,848
Pool SD2875, 5.00%, 05/01/2053	2,547,942	2,524,579
Pool SD3234, 2.50%, 12/01/2051	6,386,459	5,380,810
Pool SD3477, 6.50%, 08/01/2053	2,051,175	2,151,808
Pool SD4053, 6.00%, 10/01/2053	956,572	984,266
Pool SD7556, 3.00%, 08/01/2052	1,629,397	1,440,052
Pool SL1677, 4.50%, 05/01/2053	2,051,962	1,981,886
Pool SL2867, 5.50%, 10/01/2054	2,535,329	2,563,226
Pool SL2893, 4.00%, 02/01/2053	1,419,531	1,338,197
Pool SL4197, 5.00%, 02/01/2056	4,014,917	3,963,831
Series 4107, Class LI, 3.00%, 08/15/2027(b)	403,653	3,396
Series 4143, Class IA, 3.50%, 09/15/2042(b)	512,626	26,512
Federal National Mortgage Association
2.00%, 07/15/2056(c)	10,694,000	8,541,781
3.00%, 07/15/2056(c)	9,997,000	8,717,696
5.00%, 07/15/2056(c)	2,450,000	2,407,704
5.50%, 07/15/2056(c)	2,404,000	2,412,057
6.00%, 07/15/2056(c)	7,509,000	7,677,240
6.50%, 07/15/2056(c)	5,423,000	5,610,221
Pool BH7686, 4.50%, 12/01/2047	62,609	60,390
Pool BK5105, 5.50%, 05/01/2048	70,238	71,563
Pool BK8032, 5.50%, 06/01/2048	151,138	154,596
Pool BN4921, 5.50%, 01/01/2049	103,779	105,565

The accompanying notes are an integral part of these financial statements.

17

BROWN ADVISORY SUSTAINABLE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool BN4936, 5.50%, 12/01/2048	$137,782	$140,508
Pool BT7699, 4.00%, 09/01/2051	1,411,601	1,363,462
Pool CA3823, 4.00%, 07/01/2049	2,974,729	2,809,597
Pool CB0235, 2.00%, 04/01/2051	1,650,088	1,338,677
Pool CB2909, 3.50%, 02/01/2052	1,220,308	1,116,062
Pool CB7235, 5.00%, 10/01/2053	999,197	988,038
Pool CB8874, 6.50%, 07/01/2054	1,250,304	1,294,696
Pool DA0025, 6.00%, 09/01/2053	2,641,505	2,730,011
Pool FA1423, 4.50%, 04/01/2054	3,779,604	3,655,229
Pool FA2601, 2.00%, 08/01/2051	2,480,558	2,001,237
Pool FA2647, 5.50%, 08/01/2055	3,994,203	4,042,622
Pool FA3407, 2.00%, 04/01/2052	1,678,307	1,374,342
Pool FA4232, 5.50%, 04/01/2055	1,484,961	1,498,609
Pool FA4789, 2.00%, 03/01/2052	3,970,880	3,235,491
Pool FA4839, 2.00%, 02/01/2052	4,957,192	4,029,748
Pool FA4942, 6.00%, 08/01/2040	2,598,563	2,668,292
Pool FA5000, 3.50%, 02/01/2052	3,087,235	2,804,105
Pool FA5912, 2.00%, 02/01/2052	4,534,581	3,654,619
Pool FS0195, 2.50%, 01/01/2052	3,226,021	2,742,839
Pool FS0348, 2.00%, 01/01/2052	1,194,127	971,225
Pool FS0731, 2.00%, 02/01/2052	857,796	701,128
Pool FS1186, 3.50%, 01/01/2050	2,428,912	2,208,100
Pool FS1480, 2.50%, 11/01/2051	482,271	411,777
Pool FS3040, 3.00%, 12/01/2051	3,037,971	2,677,766
Pool FS4270, 2.00%, 03/01/2052	3,303,801	2,685,250
Pool FS4862, 2.50%, 10/01/2051	6,439,273	5,431,142
Pool FS5458, 5.50%, 08/01/2053	5,836,959	5,880,521
Pool FS6744, 2.50%, 10/01/2051	5,352,947	4,591,939
Pool FS7086, 5.50%, 09/01/2053	3,874,124	3,920,333
Pool FS8791, 6.00%, 08/01/2054	4,318,790	4,420,984
Pool FS9155, 5.50%, 09/01/2054	1,930,266	1,949,283
Pool FS9203, 6.00%, 09/01/2054	806,557	826,991
Pool FS9366, 2.50%, 04/01/2052	1,868,812	1,573,587
Pool MA2897, 3.00%, 02/01/2037	299,386	282,901
Pool MA4565, 3.50%, 03/01/2052	1,805,686	1,645,924
Pool MA5496, 5.00%, 10/01/2054	508,280	501,003
Pool MB0291, 5.00%, 12/01/2054	2,589,954	2,551,807
Series 2012-65, Class HJ, 5.00%, 07/25/2040	113,293	113,571
Series 2021-95, Class WI, 2.14%, 02/25/2035(b)(d)	2,577,281	166,090
Ginnie Mae I Pool
Pool 723334, 5.00%, 09/15/2039	157,692	160,386
Pool 781950, 4.50%, 07/15/2035	320,410	314,981
Pool 783467, 4.00%, 10/15/2041	2,058,814	1,966,166
Ginnie Mae II Pool
Pool 784507, 4.00%, 12/20/2047	2,424,627	2,274,381
Pool MA2754, 3.50%, 04/20/2045	786,695	727,537
Pool MA7106, 2.00%, 01/20/2036	397,727	369,592
Pool MA7164, 2.00%, 02/20/2036	379,299	352,465
Pool MA7774, 6.00%, 11/20/2051	186,640	193,815

	Par	Value
Government National Mortgage Association
Series 2017-167, Class SE, 2.45% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047(b)(e)	$1,475,776	$162,607
Series 2021-125, Class UL, 1.50%, 07/20/2051	920,138	658,124
Series 2021-158, Class JD, 1.50%, 09/20/2051	1,343,418	845,221
Series 2021-160, Class DK, 2.00%, 09/20/2051	2,104,659	1,225,708
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,383,690	930,579
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,468,351	1,711,651
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $179,646,203)		175,283,689
U.S. TREASURY SECURITIES - 23.4%
United States Treasury Bond
3.88%, 02/15/2043	4,150,000	3,678,505
4.13%, 08/15/2053	6,000,000	5,242,383
4.75%, 05/15/2055	20,250,000	19,646,455
United States Treasury Note
0.75%, 08/31/2026	3,000,000	2,985,167
3.25%, 06/30/2027	2,800,000	2,776,775
3.75%, 08/15/2027	15,000,000	14,937,305
3.38%, 11/30/2027	5,000,000	4,946,680
3.88%, 03/15/2028	1,000,000	995,273
3.50%, 04/30/2028	2,980,000	2,945,253
2.88%, 05/15/2028	13,560,000	13,248,808
3.13%, 11/15/2028	18,000,000	17,581,992
4.25%, 06/30/2029	5,000,000	5,011,719
3.88%, 07/31/2030	5,000,000	4,941,406
0.88%, 11/15/2030	1,565,000	1,359,227
4.50%, 11/15/2033	2,200,000	2,222,344
United States Treasury STRIP, 4.40%, 05/15/2043(f)	54,020,000	23,095,633
TOTAL U.S. TREASURY SECURITIES (Cost $129,678,193)		125,614,925
ASSET-BACKED SECURITIES - 7.6%
AutoNation Finance Trust
Series 2026-1A, Class A4, 4.18%, 06/11/2031(a)	4,053,000	4,017,207
Series 2026-1A, Class B, 4.42%, 06/11/2031(a)	4,146,000	4,105,134
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.68%, 03/17/2031	3,020,000	3,017,916
CarMax Select Receivables Trust, Series 2026-A, Class A2A, 4.03%, 12/17/2029	1,850,000	1,845,426

The accompanying notes are an integral part of these financial statements.

18

BROWN ADVISORY SUSTAINABLE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
FHF Trust
Series 2024-1A, Class A2, 5.69%, 02/15/2030(a)	$685,376	$687,139
Series 2024-2A, Class A2, 5.89%, 06/15/2030(a)	584,952	587,652
Series 2024-3A, Class A2, 4.94%, 11/15/2030(a)	1,007,067	1,003,585
Ford Credit Auto Owner Trust
Series 2024-B, Class B, 5.23%, 05/15/2030	3,475,000	3,509,299
Series 2024-D, Class B, 4.88%, 09/15/2030	1,000,000	1,005,194
Series 2026-B, Class B, 4.66%, 07/15/2032	319,000	318,725
Hyundai Auto Receivables Trust
Series 2025-B, Class B, 4.72%, 07/15/2030	2,490,000	2,497,840
Series 2025-C, Class B, 4.13%, 01/15/2032	1,740,000	1,714,892
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029(a)	1,615,000	1,615,322
Series 2025-2A, Class A4, 4.57%, 11/15/2030(a)	1,745,000	1,749,311
Series 2026-1A, Class A4, 3.98%, 01/15/2032(a)	1,555,000	1,526,522
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	2,031,358	2,039,883
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032(a)	5,859,000	5,942,874
World Omni Auto Trust, Series 2026-B, Class B, 4.61%, 08/16/2032	3,480,000	3,473,778
TOTAL ASSET-BACKED SECURITIES (Cost $40,753,811)		40,657,699
FOREIGN GOVERNMENT AGENCY ISSUES - 3.8%
Asian Development Bank, 4.38%, 01/14/2028	14,634,000	14,682,906
European Investment Bank, 0.75%, 10/26/2026	5,785,000	5,726,975
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $20,410,845)		20,409,881
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Federal Home Loan Mortgage Corp.
Series KW03, Class A2, 3.02%, 06/25/2027	300,000	296,593
Series Q007, Class APT1, 5.82%, 10/25/2047(d)	64,179	64,134
Series Q010, Class APT1, 6.90%, 04/25/2046(d)	39,353	39,388

	Par	Value
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041	$225,254	$227,869
Pool BS6456, 3.58%, 09/01/2032	3,000,000	2,845,452
Pool BZ0435, 4.30%, 03/01/2031	575,000	569,544
Pool BZ4395, 4.62%, 07/01/2032	1,943,000	1,947,899
Pool BZ4911, 4.24%, 09/01/2032	1,855,000	1,825,195
Pool BZ5677, 4.09%, 11/01/2032	1,578,000	1,535,418
Government National Mortgage Association
Series 2014-135, Class IO, 0.42%, 01/16/2056(b)(d)	198,468	4,165
Series 2014-45, Class BI, 0.44%, 07/16/2054(b)(d)	285,953	2,157
Series 2015-172, Class IO, 0.58%, 03/16/2057(b)(d)	185,111	3,605
Series 2016-40, Class IO, 0.54%, 07/16/2057(b)(d)	347,852	6,720
Series 2016-56, Class IO, 0.94%, 11/16/2057(b)(d)	228,329	9,597
Series 2016-98, Class IO, 0.85%, 05/16/2058(b)(d)	320,599	13,509
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,615,739)		9,391,245
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
BX Trust
Series 2024-VLT4, Class A, 5.12% (1 mo. Term SOFR + 1.49%), 06/15/2041(a)	2,614,638	2,618,945
Series 2025-VLT6, Class A, 5.07% (1 mo. Term SOFR + 1.44%), 03/15/2042(a)	2,780,000	2,779,950
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,384,740)		5,398,895
MUNICIPAL BONDS - 0.9%
California Health Facilities Financing Authority, 3.03%, 06/01/2034	2,650,000	2,342,257
Colorado Health Facilities Authority, 3.36%, 12/01/2030	1,325,000	1,243,170
Honolulu City & County of Hawaii, 3.00%, 09/01/2027	100,000	98,775
Los Angeles California Wastewater System Revenue, 3.49%, 06/01/2029	430,000	419,237
New York City Housing Development Corp., 2.71%, 08/01/2031	1,000,000	919,392
TOTAL MUNICIPAL BONDS (Cost $5,511,446)		5,022,831

The accompanying notes are an integral part of these financial statements.

19

BROWN ADVISORY SUSTAINABLE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class Z, 3.53%(g)	11,570,434	$11,570,434

	Par
U.S. Treasury Bills - 2.2%
3.60%, 07/14/2026(f)	$12,000,000	11,984,521
TOTAL SHORT-TERM INVESTMENTS (Cost $23,554,889)		23,554,955
TOTAL INVESTMENTS - 108.1% (Cost $590,842,796)		$581,012,385
Liabilities in Excess of Other Assets - (8.1)%		(43,651,299)
TOTAL NET ASSETS - 100.0%		$537,361,086

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Interest only security.
(c)	To-be-announced security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(e)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)	Zero-coupon bond. The rate shown is the effective yield as of June 30, 2026.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

20

Brown Advisory Sustainable Bond Fund
Schedule of Futures Contracts
June 30, 2026

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	259	09/30/2026	$27,651,564	$27,725,141	$73,577
U.S. Treasury 2 Year Notes	53	09/30/2026	10,932,128	10,925,039	(7,089)
U.S. Treasury Ultra Bonds	50	09/21/2026	5,647,109	5,807,812	160,703
U.S. Treasury Long Bonds	14	09/21/2026	1,566,218	1,589,000	22,782
			$45,797,019	$46,046,992	$249,973

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(107)	09/21/2026	$(11,726,592)	$(11,758,297)	$(31,705)
10 Year U.S. Ultra Treasury Notes	(126)	09/21/2026	(14,078,364)	(14,171,062)	(92,698)
			$(25,804,956)	$(25,929,359)	$(124,403)
Total Unrealized Appreciation (Depreciation)					$125,570

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

21

BROWN ADVISORY MARYLAND BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
MUNICIPAL BONDS - 96.4%
General Obligation Bonds - 19.1%
Baltimore County Maryland
4.00%, 03/01/2038	$5,000,000	$5,144,883
5.00%, 03/01/2044	2,800,000	3,092,559
Cecil County Maryland, 2.50%, 08/01/2035	1,310,000	1,176,216
Frederick County Maryland
1.63%, 10/01/2035	7,295,000	6,000,439
2.00%, 10/01/2039	8,830,000	6,886,196
Hyattsville Maryland
5.00%, 01/01/2027	170,000	171,325
5.00%, 01/01/2044	2,065,000	2,069,482
Maryland State, 3.00%, 06/01/2031	7,500,000	7,474,217
Montgomery County Maryland, 3.00%, 10/01/2034	3,370,000	3,269,519
		35,284,836
Revenue Bonds - 77.3%
Anne Arundel County Maryland
5.00%, 07/01/2040	430,000	467,358
4.25%, 07/01/2044	2,000,000	2,016,751
5.00%, 07/01/2044	425,000	452,176
Austin Texas, 7.88%, 09/01/2026	225,000	226,442
Baltimore Maryland
5.00%, 06/15/2030	520,000	520,415
3.25%, 06/01/2031(a)	225,000	220,550
4.50%, 06/01/2033	1,360,000	1,395,502
5.00%, 06/15/2033	670,000	670,453
5.00%, 06/01/2036	1,250,000	1,250,774
3.50%, 06/01/2039(a)	1,260,000	1,177,529
5.25%, 06/01/2055(a)	1,225,000	1,224,384
California Municipal Finance Authority, 5.00%, 11/01/2039(a)	1,750,000	1,774,054
Central Texas Turnpike System, 3.00%, 08/15/2040	2,750,000	2,405,582
Franklin County Ohio, 5.00%, 11/15/2034	1,550,000	1,550,749
Frederick County Maryland
5.00%, 07/01/2029	1,960,000	2,059,497
5.00%, 07/01/2030	1,370,000	1,456,255
3.75%, 07/01/2039	1,410,000	1,351,509
Gaithersburg Maryland
5.00%, 01/01/2028	1,000,000	1,016,956
5.00%, 01/01/2033	2,000,000	2,030,499
Kentucky Public Energy Authority, 5.00%, 05/01/2036	2,500,000	2,636,334
Lehigh County Pennsylvania, 3.77% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	2,505,000	2,474,282
Main Street Natural Gas, Inc., 4.17% (SOFR + 1.70%), 12/01/2053	5,500,000	5,664,435

	Par	Value
Maryland Community Development Administration
1.50%, 09/01/2027	$1,270,000	$1,236,423
5.00%, 09/01/2030	1,245,000	1,304,749
4.60%, 03/01/2042	3,930,000	3,966,497
2.41%, 07/01/2043	2,634,898	1,927,773
Maryland Economic Development Corp.
5.00%, 07/01/2028	1,000,000	1,034,204
5.00%, 07/01/2029	750,000	785,664
5.00%, 06/01/2035	6,715,000	6,724,161
4.10%, 10/01/2036(b)	2,600,000	2,663,991
4.00%, 07/01/2040	1,500,000	1,455,535
4.50%, 07/01/2044	4,500,000	4,452,738
5.00%, 10/01/2050	5,000,000	5,090,121
5.25%, 07/01/2051	4,150,000	4,384,409
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	420,000	420,000
5.00%, 07/01/2034	1,955,000	1,956,679
5.00%, 01/01/2036	1,000,000	1,000,820
5.00%, 05/15/2037	5,000,000	5,004,703
5.00%, 07/01/2037	1,200,000	1,209,270
5.00%, 07/01/2038	1,500,000	1,530,876
5.00%, 05/15/2042	4,335,000	4,378,817
5.00%, 07/01/2043	1,310,000	1,332,539
5.00%, 07/01/2044	2,000,000	2,003,165
5.00%, 07/01/2044	2,000,000	2,165,852
5.00%, 07/01/2045(b)	4,000,000	4,040,318
5.25%, 07/01/2046	1,000,000	1,056,432
1.25%, 06/01/2048(b)	2,975,000	2,975,000
5.25%, 05/15/2055	5,000,000	5,333,924
5.00%, 08/15/2056(b)	3,675,000	4,049,219
Maryland Stadium Authority
4.00%, 06/01/2037	1,000,000	1,025,672
5.00%, 05/01/2038	5,000,000	5,152,987
3.00%, 06/01/2041	4,460,000	3,933,353
Maryland State Department of Transportation
5.00%, 08/01/2033	1,000,000	1,079,569
2.50%, 10/01/2033	1,395,000	1,308,153
2.13%, 10/01/2036	1,000,000	853,193
4.00%, 08/01/2038	1,150,000	1,151,933
5.00%, 08/01/2046	4,000,000	4,107,898
Metropolitan Washington DC Airports Authority Aviation Revenue, 5.00%, 10/01/2040	1,500,000	1,551,551
Miami-Dade County Florida Expressway Authority, 4.81% (1 mo. Term SOFR + 1.05%), 07/01/2032	5,000,000	5,040,489
New York Transportation Development Corp., 6.00%, 04/01/2035	3,000,000	3,351,843

The accompanying notes are an integral part of these financial statements.

22

BROWN ADVISORY MARYLAND BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Revenue Bonds - (Continued)
Washington Suburban Sanitary Commission
1.50%, 06/01/2027(b)	$1,215,000	$1,215,000
2.00%, 12/01/2039	1,000,000	776,837
2.25%, 06/01/2041	6,500,000	5,070,512
		143,145,355
TOTAL MUNICIPAL BONDS (Cost $176,952,770)		178,430,191

	Shares
SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund - Class Z, 3.53%(c)	5,380,142	5,380,142
TOTAL SHORT-TERM INVESTMENTS (Cost $5,380,142)		5,380,142
TOTAL INVESTMENTS - 99.3% (Cost $182,332,912)		$183,810,333
Other Assets in Excess of Liabilities - 0.7%		1,314,922
TOTAL NET ASSETS - 100.0%		$185,125,255

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

23

BROWN ADVISORY TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
MUNICIPAL BONDS - 99.9%
Alabama - 7.4%
Black Belt Energy Gas District
3.82% (SOFR + 1.35%), 12/01/2031	$8,000,000	$7,997,990
5.00%, 10/01/2035	10,000,000	10,549,837
5.00%, 06/01/2036	15,000,000	15,771,978
5.00%, 11/01/2036	20,000,000	21,055,428
5.00%, 12/01/2055(a)	5,000,000	5,286,501
Energy Southeast A Cooperative District, 5.25%, 07/01/2054(a)	5,500,000	5,925,383
Madison Alabama, 3.00%, 02/01/2036	2,730,000	2,595,545
Southeast Energy Authority A Cooperative District
5.00%, 09/01/2035	3,000,000	3,267,617
5.25%, 03/01/2055(a)	4,100,000	4,249,882
5.25%, 11/01/2055(a)	12,000,000	12,994,861
5.00%, 01/01/2056(a)	3,820,000	3,901,166
UAB Medicine Finance Authority, 5.00%, 09/01/2041	2,000,000	2,019,212
		95,615,400
Arizona - 2.8%
Maricopa County Industrial Development Authority, 5.00%, 01/01/2035	3,050,000	3,083,782
Maricopa County Pollution Control Corp.
Series 1, 2.40%, 06/01/2035	9,500,000	8,419,711
Series 2, 2.40%, 06/01/2035	16,555,000	14,672,455
Maricopa County Unified School District No 69 Paradise Valley, 3.00%, 07/01/2031	10,500,000	10,500,271
		36,676,219
Arkansas - 0.5%
Bentonville School District No 6
2.13%, 06/01/2041	2,680,000	1,979,244
2.13%, 06/01/2042	2,750,000	1,999,916
2.13%, 06/01/2043	2,825,000	2,025,806
		6,004,966
California - 6.8%
California Community Choice Financing Authority
Series A, 5.00%, 01/01/2056(a)	17,300,000	17,853,764
Series B2, 3.12% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	25,000,000	23,960,463
California Earthquake Authority, 5.60%, 07/01/2027	10,330,000	10,376,668
Los Angeles California Department of Airports
4.00%, 05/15/2041	4,160,000	4,137,139
4.00%, 05/15/2042	7,950,000	7,908,174

	Par	Value
Sacramento Area Flood Control Agency, 5.00%, 10/01/2047	$1,215,000	$1,218,047
San Diego California Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	1,290,000	1,302,303
San Francisco City & County Airport Comm-San Francisco International Airport, 5.50%, 05/01/2055 (e)	18,000,000	19,349,061
Temecula Valley California Unified School District, 3.00%, 08/01/2047	2,000,000	1,614,695
		87,720,314
Colorado - 2.6%
Board of Governors of Colorado State University System, 4.00%, 03/01/2036	3,255,000	3,274,428
Colorado Health Facilities Authority
5.00%, 08/01/2044	7,930,000	8,119,192
1.35%, 05/15/2064(a)	7,440,000	7,440,000
Denver City & County Colorado Pledged Excise Tax Revenue, 5.00%, 08/01/2048	5,000,000	5,002,205
Denver City & County Colorado Airport System Revenue, 5.00%, 12/01/2043	9,000,000	9,199,862
		33,035,687
District of Columbia - 1.0%
District of Columbia
5.00%, 07/15/2028	1,500,000	1,509,254
5.00%, 07/01/2048	5,000,000	5,006,599
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2032	2,660,000	2,670,996
Washington Convention & Sports Authority, 5.00%, 10/01/2029	3,565,000	3,667,291
		12,854,140
Florida - 7.2%
Cape Coral Florida Water & Sewer Revenue, 5.00%, 10/01/2039	10,000,000	10,176,648
Florida Development Finance Corp., 5.00%, 08/01/2056(a)	6,000,000	6,485,592
Greater Orlando Aviation Authority, 5.00%, 10/01/2047	3,000,000	3,021,412
Miami-Dade County Educational Facilities Authority, 5.00%, 04/01/2047	6,750,000	7,143,843
Miami-Dade County Florida Aviation Revenue
5.00%, 10/01/2031	3,500,000	3,797,315
5.00%, 10/01/2034	5,735,000	6,374,969
5.00%, 10/01/2038	12,150,000	12,176,889
Miami-Dade County Florida Expressway Authority
4.81% (1 mo. Term SOFR + 1.05%), 07/01/2026	1,050,000	1,050,000

The accompanying notes are an integral part of these financial statements.

24

BROWN ADVISORY TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Florida - (Continued)
4.81% (1 mo. Term SOFR + 1.05%), 07/01/2029	$18,260,000	$18,329,906
4.81% (1 mo. Term SOFR + 1.05%), 07/01/2032	9,260,000	9,334,986
5.00%, 07/01/2040	4,000,000	4,002,983
Tampa Bay Water, 3.38%, 10/01/2038	10,800,000	10,477,890
Tampa Florida, 3.77%, 09/01/2045(b)	1,850,000	716,023
		93,088,456
Georgia - 4.5%
Clayton County Development Authority, 5.00%, 07/01/2032	12,000,000	12,001,010
Development Authority for Fulton County
5.00%, 04/01/2047	1,425,000	1,432,961
5.25%, 06/01/2051	10,060,000	10,609,502
Main Street Natural Gas, Inc.
4.17% (SOFR + 1.70%), 12/01/2053	28,500,000	29,352,070
5.00%, 12/01/2054(a)	5,000,000	5,379,027
		58,774,570
Illinois - 10.0%
Chicago Board of Education Dedicated Capital Improvement Tax, 6.00%, 04/01/2046	1,500,000	1,518,035
Chicago Illinois Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2036	3,200,000	3,469,672
5.25%, 04/01/2037	3,700,000	3,989,890
5.25%, 04/01/2039	5,375,000	5,746,836
5.25%, 04/01/2040	5,250,000	5,591,553
5.50%, 04/01/2042	1,000,000	1,064,394
5.75%, 04/01/2048	4,000,000	4,295,494
Chicago Illinois Park District, 5.00%, 01/01/2044(e)	9,000,000	9,319,878
Chicago O’Hare International Airport
5.25%, 01/01/2036	5,000,000	5,056,067
5.25%, 01/01/2045	14,000,000	14,923,899
DuPage & Cook Counties Community Unit School District No 205 Elmhurst, 2.13%, 01/01/2040	1,600,000	1,207,862
DuPage County Illinois, 3.00%, 05/15/2047	11,095,000	8,352,540
Illinois Finance Authority
4.80%, 12/01/2043(a)(c)	6,000,000	6,219,834
4.13%, 12/01/2050(a)(c)	6,000,000	6,010,718
Illinois State
4.00%, 10/01/2033	1,700,000	1,721,175
6.73%, 04/01/2035	4,846,154	5,087,745
5.25%, 09/01/2046	10,000,000	10,520,465
Metropolitan Pier & Exposition Authority
5.53%, 12/15/2037(b)	20,365,000	13,117,703
4.98%, 12/15/2040(b)	12,360,000	6,924,754
4.79%, 06/15/2046(b)	5,420,000	2,251,471

	Par	Value
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2045	$2,500,000	$2,511,236
Sales Tax Securitization Corp., 5.00%, 01/01/2045	5,000,000	5,325,085
State of Illinois, 5.00%, 12/01/2042	5,000,000	5,076,108
		129,302,414
Indiana - 1.0%
Indiana Finance Authority, 5.00%, 10/01/2063(a)	12,000,000	13,071,940
Iowa - 0.5%
Des Moines Iowa
2.00%, 06/01/2039	4,635,000	3,547,464
1.88%, 06/01/2040	3,575,000	2,543,455
West Des Moines Iowa, 2.00%, 06/01/2040	1,280,000	949,576
		7,040,495
Kentucky - 3.9%
Campbell Kenton & Boone Counties Sanitation District No 1, 4.00%, 08/01/2035	7,930,000	7,911,094
Kentucky Public Energy Authority
5.00%, 05/01/2036	11,000,000	11,599,868
5.00%, 01/01/2055(a)	10,000,000	10,578,452
5.00%, 05/01/2055(a)	20,000,000	21,008,336
		51,097,750
Maine - 0.1%
Lewiston Maine
1.75%, 02/15/2038	1,270,000	952,977
1.75%, 02/15/2039	1,270,000	928,067
		1,881,044
Maryland - 0.5%
Maryland Community Development Administration, 2.41%, 07/01/2043	4,952,815	3,623,634
Maryland Economic Development Corp., 4.38%, 07/01/2036	3,000,000	3,000,111
		6,623,745
Massachusetts - 1.5%
Commonwealth of Massachusetts
2.00%, 03/01/2037	2,250,000	1,863,232
3.00%, 04/01/2047	7,925,000	6,366,181
Massachusetts Housing Finance Agency, 4.00%, 12/01/2033	2,045,000	2,045,142
Milford Massachusetts, 2.00%, 12/01/2037	3,000,000	2,474,322
Waltham Massachusetts
2.13%, 10/15/2038	3,455,000	2,865,325
2.13%, 10/15/2039	4,455,000	3,627,454
		19,241,656

The accompanying notes are an integral part of these financial statements.

25

BROWN ADVISORY TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Michigan - 1.8%
Michigan Finance Authority, 5.00%, 11/15/2041	$21,000,000	$21,098,687
Oakland-Macomb Interceptor Drain Drainage District, 2.00%, 07/01/2038	2,500,000	1,936,808
		23,035,495
Missouri - 1.1%
Cass County Missouri Reorganized School District No R-2
2.00%, 03/01/2039	3,375,000	2,599,207
2.00%, 03/01/2041	2,235,000	1,596,457
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	4,637,436	3,605,717
St Charles County Francis Howell R-III School District, 3.00%, 03/01/2033	6,180,000	6,177,755
		13,979,136
Multi-State - 0.9%
FHLMC Multifamily VRD Certificates
2.63%, 08/15/2051(a)	622,619	621,839
2.63%, 08/15/2051(a)	902,797	900,812
4.77%, 12/25/2042(a)	9,991,797	10,499,671
		12,022,322
Nebraska - 1.4%
Central Plains Energy Project, 4.61% (SOFR + 2.18%), 05/01/2053	10,000,000	10,332,319
Omaha Nebraska School District, 2.00%, 12/15/2039	8,010,000	6,154,344
Sarpy County Nebraska, 1.75%, 06/01/2036	2,710,000	2,197,041
		18,683,704
Nevada - 1.3%
Clark County Nevada, 2.10%, 06/01/2031	6,460,000	5,954,305
Henderson Nevada
2.00%, 06/01/2038	2,830,000	2,292,323
2.00%, 06/01/2039	1,585,000	1,257,150
Las Vegas Nevada Redevelopment Agency, 5.00%, 06/15/2028	2,280,000	2,282,670
Washoe County Nevada School District, 2.25%, 06/01/2045	7,370,000	5,314,976
		17,101,424
New Jersey - 2.6%
New Jersey Transportation Trust Fund Authority
4.92%, 12/15/2039(b)	16,355,000	9,820,056
5.25%, 06/15/2041	8,750,000	9,755,060
5.00%, 06/15/2042	3,500,000	3,823,781
Tobacco Settlement Financing Corp., 5.25%, 06/01/2046	5,500,000	5,519,608

	Par	Value
West Windsor-Plainsboro New Jersey Regional School District, 2.25%, 08/01/2033	$4,570,000	$4,169,545
		33,088,050
New Mexico - 1.1%
Farmington New Mexico, 1 .80%, 04/01/2029	15,000,000	14,134,704
New York - 7.6%
Mount Vernon New York School District, 3.00%, 08/15/2031	4,005,000	3,924,075
New York City Municipal Water Finance Authority, 5.00%, 06/15/2040	2,055,000	2,110,093
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 08/01/2039	2,125,000	2,164,849
1.50%, 11/01/2044(a)	13,005,000	13,005,000
New York Liberty Development Corp., 3.13%, 09/15/2050	13,735,000	10,502,151
New York Mortgage Agency Homeowner Mortgage Revenue
4.70%, 04/01/2036	1,745,000	1,778,489
4.65%, 10/01/2043	7,520,000	7,661,787
New York New York, 5.00%, 08/01/2038	5,500,000	5,507,373
New York Transportation Development Corp.
5.00%, 07/01/2041	11,775,000	11,779,817
5.25%, 12/31/2054	6,700,000	6,940,800
Port Authority of New York & New Jersey, 4.00%, 09/01/2043	2,970,000	2,873,451
Suffolk County Water Authority, 3.25%, 06/01/2042	19,000,000	17,494,009
TSASC, Inc. New York
5.00%, 06/01/2030	8,735,000	8,884,001
5.00%, 06/01/2031	1,070,000	1,086,967
TSASC, Inc./NY, 5.00%, 06/01/2041	3,000,000	3,020,185
		98,733,047
North Carolina - 0.8%
Cary North Carolina
1.75%, 09/01/2037	6,250,000	4,916,438
1.75%, 09/01/2038	6,250,000	4,795,171
		9,711,609
Ohio - 2.4%
American Municipal Power, Inc.
4.00%, 02/15/2037	5,510,000	5,605,215
4.00%, 02/15/2038	5,940,000	6,013,445
Buckeye Ohio Tobacco Settlement Financing Authority, 4.00%, 06/01/2037	10,325,000	10,433,974
Columbus Ohio, 3.00%, 08/15/2030	4,325,000	4,325,570

The accompanying notes are an integral part of these financial statements.

26

BROWN ADVISORY TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Ohio - (Continued)
Ohio Higher Educational Facility Commission, 1.45%, 01/01/2043(a)	$2,785,000	$2,785,000
Warren County Ohio, 5.00%, 05/15/2044	2,000,000	2,073,149
		31,236,353
Pennsylvania - 2.0%
Lehigh County Pennsylvania, 3.77% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	9,265,000	9,151,387
Pennsylvania Economic Development Financing Authority, 5.07% (SIFMA Municipal Swap Index + 0.75%), 07/01/2051	12,000,000	12,004,604
Philadelphia Pennsylvania Airport Revenue, 5.00%, 07/01/2047	4,690,000	4,710,349
		25,866,340
Puerto Rico - 1.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.62%, 07/01/2031(b)	16,249,000	13,911,243
Rhode Island - 1.8%
Tobacco Settlement Financing Corp., 5.00%, 06/01/2035	23,310,000	23,325,235
South Carolina - 1.4%
South Carolina Public Service Authority, 5.00%, 12/01/2041	9,000,000	9,051,946
South Carolina State, 2.25%, 04/01/2029	9,680,000	9,462,159
		18,514,105
Tennessee - 0.5%
Knox County Tennessee, 3.05%, 06/01/2035	4,905,000	4,788,880
Oak Ridge Tennessee, 2.00%, 06/01/2032	1,865,000	1,717,561
		6,506,441
Texas - 12.3%
Austin Texas, 7.88%, 09/01/2026	925,000	930,927
Clifton Higher Education Finance Corp., 5.00%, 02/15/2032	10,000,000	10,929,205
County of Harris TX, 5.00%, 08/15/2047	3,000,000	3,002,489
Dallas Area Rapid Transit, 5.00%, 12/01/2034	10,000,000	10,091,895
Dallas Fort Worth International Airport, 5.25%, 11/01/2041	9,000,000	9,864,116
Del Valle Texas Independent School District
2.00%, 06/15/2038	10,135,000	8,167,669
2.00%, 06/15/2039	3,085,000	2,432,828
Forney Independent School District, 5.00%, 08/15/2048	2,900,000	2,924,661

	Par	Value
Fort Worth Texas, 2.00%, 03/01/2039	$6,475,000	$4,904,480
Frisco Texas
2.00%, 02/15/2039	1,710,000	1,334,286
2.00%, 02/15/2040	1,745,000	1,321,432
Houston Texas Combined Utility System Revenue
2.70%, 05/15/2034(a)	10,000,000	10,000,000
5.00%, 11/15/2038	4,015,000	4,089,526
Joshua Texas Independent School District, 3.00%, 08/15/2035	3,105,000	3,033,548
Love Field Texas Airport Modernization Corp., 4.00%, 11/01/2036	17,720,000	17,804,395
San Antonio Texas Independent School District, 3.00%, 08/15/2038	3,800,000	3,495,654
San Marcos Texas, 2.00%, 08/15/2039	4,265,000	3,232,708
State of Texas, 5.50%, 08/01/2033	7,650,000	7,665,173
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054(a)	8,210,000	8,699,871
Texas Municipal Gas Acquisition and Supply Corp. II
3.22% (SIFMA Municipal Swap Index + 0.55%), 09/15/2027	3,845,000	3,840,499
3.28% (3 mo. Term SOFR + 0.86%), 09/15/2027	12,840,000	12,868,157
3.50% (3 mo. Term SOFR + 1.05%), 09/15/2027	7,175,000	7,197,380
Texas Municipal Power Agency
3.00%, 09/01/2035	1,630,000	1,525,661
3.00%, 09/01/2038	3,985,000	3,550,964
3.00%, 09/01/2040	3,780,000	3,254,066
Texas State, 4.50%, 08/01/2045	5,900,000	6,093,429
Travis County Water Control & Improvement District No 10, 3.00%, 08/15/2041	5,035,000	4,396,641
Willis Texas Independent School District
2.00%, 02/15/2038	1,525,000	1,231,910
2.00%, 02/15/2039	1,500,000	1,185,291
		159,068,861
Utah - 1.8%
Salt Lake City Utah Airport Revenue
5.00%, 07/01/2030	5,015,000	5,204,670
5.00%, 07/01/2042	3,000,000	3,030,446
Utah Housing Corp.
3.00%, 01/21/2052	4,582,659	4,067,398
4.50%, 06/21/2052	7,642,930	7,509,219
5.00%, 10/21/2052	3,628,753	3,650,021
		23,461,754
Virginia - 0.4%
Henrico County Economic Development Authority, 5.09%, 08/23/2027(a)	800,000	800,000

The accompanying notes are an integral part of these financial statements.

27

BROWN ADVISORY TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Virginia - (Continued)
Suffolk Virginia
1.88%, 02/01/2038	$1,645,000	$1,295,671
1.88%, 02/01/2040	1,385,000	1,039,736
Virginia Small Business Financing Authority, 4.00%, 12/01/2036	2,560,000	2,576,072
		5,711,479
West Virginia - 0.3%
Tobacco Settlement Finance Authority, 2.55%, 06/01/2029	4,505,000	4,209,407
Wisconsin - 7.0%
Neenah Joint School District, 2.00%, 03/01/2034	5,590,000	4,852,764
Oak Creek-Franklin Wisconsin Joint School District, 3.15%, 04/01/2028	5,140,000	5,141,054
Public Finance Authority
4.00%, 01/01/2055(a)(c)	8,300,000	8,290,463
4.75%, 08/01/2059(a)(c)	8,900,000	8,903,490
6.50%, 06/30/2060(a)	20,000,000	22,406,396
3.58% (SOFR + 1.15%), 12/01/2068(c)	10,000,000	10,015,096
Series 2024-2, 4.00%, 08/01/2059	21,541,405	21,588,697
University of Wisconsin Hospitals & Clinics, 1.45%, 04/01/2048(a)	3,675,000	3,675,000
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058(a)	6,000,000	6,008,164
		90,881,124
TOTAL MUNICIPAL BONDS (Cost $1,268,488,094)		1,295,210,629

	Shares
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class Z, 3.53%(d)	23,268,493	23,268,493
TOTAL SHORT-TERM INVESTMENTS (Cost $23,268,493)		23,268,493
TOTAL INVESTMENTS - 101.7% (Cost $1,291,756,587)		$1,318,479,122
Floating Rate Note Obligations - (1.4)%
Note with interest and fee rates ranging from 3.21% to 3.32% as of the date of this report and contractual maturity of collateral ranging from 01/01/2044 to 05/01/2055(f)		(18,000,000)
Liabilities in Excess of Other Assets - (0.3)%		(4,503,686)
TOTAL NET ASSETS - 100.0%		$1,295,975,436

Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(b)	Zero coupon bonds make no periodic interest payments.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(e)	Underlying security related to Tender Option Bond (“TOB”) transaction entered into by the Fund.
(f)
Floating rate note obligations related to securities held. The interest and fee rate shown reflects the rates in effect as of the date of this report. As of the date of this report, the Fund’s investments with a value of $28,668,939 are held by TOB Trusts and serve as collateral for the $18,000,000 in the floating rate note obligations outstanding at that date.

The accompanying notes are an integral part of these financial statements.

28

BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
MUNICIPAL BONDS - 99.1%
Alaska - 0.3%
Alaska Housing Finance Corp., 4.60%, 12/01/2042	$890,000	$902,585
Arizona - 2.4%
Arizona Industrial Development Authority, 4.00%, 07/01/2041	2,460,000	2,249,001
Peoria Arizona, 2.00%, 07/15/2038	3,375,000	2,693,299
Pima County Unified School District No 20 Vail, 5.00%, 07/01/2036	3,280,000	3,280,000
		8,222,300
California - 20.6%
California Community Choice Financing Authority
Series A, 5.00%, 01/01/2056(a)	5,000,000	5,160,047
Series A1, 5.00%, 04/01/2056(a)	4,000,000	4,304,037
Series A2, 3.88% (SOFR + 1.45%), 04/01/2056	1,000,000	998,444
Series B2, 3.12% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,900,000	5,654,669
Series D, 5.50%, 05/01/2054(a)	5,000,000	5,225,487
Series E, 5.00%, 07/01/2035	2,000,000	2,203,371
Series E, 5.00%, 10/01/2056(a)	5,000,000	5,413,254
Series E1, 5.00%, 09/01/2029	3,805,000	3,975,773
Series H, 5.00%, 01/01/2056(a)	5,000,000	5,400,031
California Earthquake Authority, 5.60%, 07/01/2027	10,885,000	10,934,175
California Municipal Finance Authority
5.00%, 11/01/2029(b)	845,000	860,776
5.00%, 11/01/2049(b)	1,575,000	1,518,096
California School Finance Authority, 5.00%, 07/01/2037(b)	1,180,000	1,189,345
Los Angeles Department of Water & Power, 5.00%, 07/01/2038	2,290,000	2,340,556
San Francisco City & County Airport Comm-San Francisco International Airport, 5.50%, 05/01/2055(d)	5,000,000	5,374,739
San Joaquin Valley Clean Energy Authority, 5.50%, 01/01/2056(a)	4,000,000	4,449,731
Southern California Public Power Authority, 5.00%, 11/01/2033	5,000,000	5,337,780
		70,340,311
Colorado - 4.2%
Adams & Arapahoe Colorado Joint School District 28J Aurora, 5.00%, 12/01/2031	3,000,000	3,031,832
Colorado Health Facilities Authority
4.00%, 12/01/2040	3,500,000	3,482,724
5.00%, 08/01/2044	3,000,000	3,071,574
Colorado Housing and Finance Authority, 5.75%, 11/01/2053	4,520,000	4,810,484
		14,396,614

	Par	Value
Florida - 5.4%
Lee County Florida Airport Revenue, 5.00%, 10/01/2056(a)	$6,000,000	$6,443,469
Miami-Dade County Educational Facilities Authority, 5.00%, 04/01/2047	3,500,000	3,704,215
South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2034	8,000,000	8,170,211
		18,317,895
Georgia - 4.1%
Atlanta Georgia Department of Aviation, 5.25%, 07/01/2041	3,750,000	4,130,453
Cartersville Georgia, 2.00%, 10/01/2039	3,195,000	2,509,572
Decatur Housing Authority, 3.25%, 09/01/2028(a)	2,250,000	2,257,117
Development Authority for Fulton County
5.00%, 06/01/2029	700,000	743,554
5.25%, 06/01/2051	4,000,000	4,218,490
		13,859,186
Illinois - 7.7%
Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/01/2048	5,000,000	5,262,230
Chicago Illinois Park District
Series C, 4.00%, 01/01/2036	1,000,000	1,005,064
Series D, 4.00%, 01/01/2036	2,930,000	2,956,366
Series F2, 4.00%, 01/01/2034	1,425,000	1,440,865
Du Page County Illinois, 3.00%, 05/15/2047	7,495,000	5,642,387
Illinois Finance Authority
3.68% (SOFR + 1.15%), 11/01/2034	2,415,000	2,424,007
4.80%, 12/01/2043(a)(b)	2,000,000	2,073,278
4.13%, 12/01/2050(a)(b)	2,500,000	2,504,466
Illinois Housing Development Authority, 4.85%, 10/01/2042	2,700,000	2,826,564
		26,135,227
Iowa - 0.9%
Bondurant-Farrar Iowa Community School District
2.00%, 06/01/2038	1,805,000	1,370,501
2.00%, 06/01/2039	2,555,000	1,892,178
		3,262,679
Kansas - 0.7%
Kansas Development Finance Authority, 3.05%, 12/01/2043(a)	2,300,000	2,310,043
Maine - 0.4%
Portland Maine General Airport Revenue, 4.00%, 01/01/2038	1,500,000	1,506,817

The accompanying notes are an integral part of these financial statements.

29

BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maryland - 2.2%
Baltimore County Maryland
4.00%, 01/01/2039	$1,000,000	$1,002,540
4.00%, 01/01/2040	1,525,000	1,525,982
Maryland Community Development Administration, 2.41%, 07/01/2043	2,476,408	1,811,817
Maryland Economic Development Corp., 4.00%, 07/01/2040	1,275,000	1,237,205
Maryland Health & Higher Educational Facilities Authority, 1.35%, 07/01/2041(a)	1,800,000	1,800,000
		7,377,544
Michigan - 0.7%
Michigan State Hospital Finance Authority, 5.00%, 11/15/2046	1,475,000	1,481,077
Wayne County Airport Authority, 5.75%, 12/01/2050	750,000	820,533
		2,301,610
Minnesota - 0.8%
Duluth Economic Development Authority, 5.25%, 02/15/2053	2,870,000	2,895,761
Missouri - 1.0%
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	2,782,462	2,163,431
North Kansas City School District No 74, 2.00%, 03/01/2036	1,500,000	1,234,622
		3,398,053
Montana - 0.3%
Montana Board of Housing, 4.90%, 12/01/2042	990,000	1,043,963
Multi-State - 0.7%
FHLMC Multifamily VRD Certificates, 4.77%, 12/25/2042(a)	2,198,195	2,309,928
New Hampshire - 0.5%
New Hampshire Housing Finance Authority, 4.65%, 07/01/2047	1,800,000	1,804,664
New Jersey - 0.5%
New Jersey Housing & Mortgage Finance Agency, 1.60%, 10/01/2026	1,765,000	1,754,447
New York - 11.6%
Buffalo New York Sewer Authority, 4.00%, 06/15/2051	750,000	690,338
Build NYC Resource Corp., 5.00%, 09/01/2030	1,200,000	1,286,615
Metropolitan Transportation Authority, 5.00%, 11/15/2030	1,885,000	1,899,866
New York City New York Housing Development Corp., 2.60%, 11/01/2034	1,970,000	1,806,452

	Par	Value
New York Energy Finance Development Corp., 5.00%, 07/01/2056(a)	$8,885,000	$9,186,326
New York Liberty Development Corp., 3.13%, 09/15/2050	11,000,000	8,410,896
New York Mortgage Agency Homeowner Mortgage Revenue, 4.65%, 10/01/2043	3,000,000	3,056,564
New York State Dormitory Authority
5.25%, 05/01/2040	1,205,000	1,294,261
5.50%, 05/01/2049	750,000	782,380
New York State Housing Finance Agency, 1.65%, 05/15/2039	1,121,757	932,136
New York Transportation Development Corp.
5.00%, 07/01/2041	5,000,000	5,002,045
5.25%, 12/31/2054	5,000,000	5,179,701
		39,527,580
North Carolina - 2.0%
Charlotte-Mecklenburg Hospital Authority, 1.40%, 01/15/2048(a)	1,215,000	1,215,000
North Carolina Medical Care Commission, 5.25%, 11/01/2046	2,630,000	2,762,292
Town of Cary NC, 2.00%, 06/01/2028	2,860,000	2,804,687
		6,781,979
North Dakota - 1.7%
North Dakota Housing Finance Agency, 4.60%, 07/01/2043	5,660,000	5,756,380
Ohio - 1.8%
American Municipal Power, Inc., 5.00%, 02/15/2036	1,000,000	1,040,417
Ohio Higher Educational Facility Commission, 1.45%, 01/01/2043(a)	5,000,000	5,000,000
		6,040,417
Oregon - 0.4%
Port of Portland OR Airport Revenue, 5.00%, 07/01/2042	1,305,000	1,312,009
Pennsylvania - 3.0%
Allegheny County Pennsylvania Hospital Development Authority, 3.25% (SIFMA Municipal Swap Index + 0.58%), 11/15/2026	1,750,000	1,745,986
Lancaster County Pennsylvania Hospital Authority, 5.00%, 08/15/2042	2,380,000	2,384,142
Lancaster Municipal Authority, 5.00%, 05/01/2044	2,200,000	2,277,767
Lehigh County Pennsylvania, 3.77% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	4,070,000	4,020,091
		10,427,986

The accompanying notes are an integral part of these financial statements.

30

BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Rhode Island - 1.0%
Rhode Island Housing & Mortgage Finance Corp., 3.60%, 10/01/2054(a)	$3,300,000	$3,300,813
Tennessee - 1.8%
Health Educational and Housing Facility Board of Memphis Tennessee, 5.00%, 07/01/2027(a)	6,000,000	6,000,000
Texas - 10.1%
Arlington Higher Education Finance Corp.
5.00%, 06/15/2039	225,000	245,747
4.00%, 06/15/2044	400,000	392,824
4.00%, 06/15/2049	270,000	246,493
4.13%, 06/15/2054	460,000	417,653
Austin Texas
7.88%, 09/01/2026	500,000	503,204
4.25%, 11/01/2032(b)	395,000	397,564
5.00%, 11/01/2044(b)	1,126,000	1,143,275
5.25%, 11/01/2053(b)	750,000	751,794
Clifton Texas Higher Education Finance Corp., 5.00%, 02/15/2036	5,000,000	5,533,886
Fort Bend Independent School District, 3.13%, 08/01/2056(a)	2,000,000	2,009,922
Houston Texas Combined Utility System Revenue, 2.70% (SIFMA Municipal Swap Index + 0.01%), 05/15/2034	2,000,000	2,000,000
Northside Independent School District, 3.55%, 06/01/2050(a)	7,500,000	7,598,644
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2055(a)	5,000,000	5,359,539
0.15%, 11/15/2063(a)	8,000,000	8,000,000
		34,600,545
Utah - 2.0%
Utah Housing Corp.
3.00%, 01/21/2052	1,527,553	1,355,799
4.50%, 06/21/2052	3,821,686	3,754,826
5.00%, 10/21/2052	1,814,376	1,825,011
		6,935,636
Virginia - 2.2%
Harrisonburg Virginia, 1.88%, 07/15/2038	4,150,000	3,233,341
Richmond Redevelopment & Housing Authority, 3.05%, 12/01/2055(a)	2,000,000	2,006,749
Virginia Small Business Financing Authority, 4.00%, 01/01/2036	2,250,000	2,298,066
		7,538,156

	Par	Value
Wisconsin - 8.1%
Calumet County Wisconsin
1.75%, 12/01/2037	$1,035,000	$795,978
1.88%, 12/01/2038	1,320,000	1,005,200
1.88%, 12/01/2039	2,650,000	1,970,105
New Glarus School District, 2.00%, 04/01/2039	1,510,000	1,138,387
Public Finance Authority
5.00%, 06/01/2030	750,000	775,700
5.00%, 06/01/2035	1,100,000	1,167,514
4.75%, 08/01/2059(a)(b)	4,500,000	4,501,764
3.63%, 06/15/2063(a)	5,490,000	5,506,021
3.58% (SOFR + 1.15%), 12/01/2068(b)	3,000,000	3,004,529
University of Wisconsin Hospitals & Clinics, 1.45%, 04/01/2048(a)	1,000,000	1,000,000
Westosha Wisconsin Central High School District
2.00%, 03/01/2038	1,000,000	779,325
2.00%, 03/01/2039	1,500,000	1,139,473
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058(a)	5,000,000	5,006,804
		27,790,800
TOTAL MUNICIPAL BONDS (Cost $338,679,008)		338,151,928
	Shares
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class Z, 3.53%(c)	3,369,707	3,369,707
TOTAL SHORT-TERM INVESTMENTS (Cost $3,369,707)		3,369,707
TOTAL INVESTMENTS - 100.1% (Cost $342,048,715)		$341,521,635
Floating Rate Note Obligations - (1.0)%
Note with interest and fee rate of 3.21% as of the date of this report and contractual maturity of collateral of 05/01/2055(e)		(3,335,000)
Other Assets in Excess of Liabilities - 0.9%		2,872,247
TOTAL NET ASSETS - 100.0%		$341,058,882

The accompanying notes are an integral part of these financial statements.

31

BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2026.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Underlying security related to Tender Option Bond (“TOB”) transaction entered into by the Fund.
(e)
Floating rate note obligations related to securities held. The interest and fee rate shown reflects the rates in effect as of the date of this report. As of the date of this report, the Fund’s investments with a value of $5,374,739 are held by TOB Trusts and serve as collateral for the $3,335,000 in the floating rate note obligations outstanding at that date.

The accompanying notes are an integral part of these financial statements.

32

BROWN ADVISORY MORTGAGE SECURITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 103.5%
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	$1,981,190	$1,952,959
Fannie Mae Whole Loan
Series 2003-W10, Class 3A5, 4.30%, 06/25/2043	4,123	4,085
Series 2003-W12, Class 1A8, 4.55%, 06/25/2043	6,531	6,496
Series 2003-W12, Class 1A9, 4.48%, 06/25/2043	1,089	1,081
Series 2003-W12, Class 2A6, 5.00%, 06/25/2043	4,351	4,297
Series 2003-W12, Class 2A7, 4.68%, 06/25/2043	3,730	3,620
Federal Home Loan Mortgage Corp.
Pool 1G2249, 6.28% (RFUCCT1Y + 1.78%), 10/01/2037	14,381	14,714
Pool 1H1348, 6.19% (1 yr. CMT Rate + 2.14%), 10/01/2036	7,074	7,370
Pool 1J0204, 5.94% (RFUCCT1Y + 1.75%), 05/01/2035	7,125	7,262
Pool 1J1681, 6.36% (RFUCCT1Y + 1.98%), 06/01/2037	12,776	13,144
Pool 1L1263, 5.77% (1 yr. CMT Rate + 2.25%), 03/01/2036	11,422	11,748
Pool 847727, 6.12% (RFUCCT1Y + 1.74%), 02/01/2037	2,587	2,641
Pool A14256, 5.50%, 10/01/2033	25,464	25,606
Pool A46629, 5.00%, 08/01/2035	25,868	26,133
Pool B31891, 5.38%, 01/01/2037	53,441	54,538
Pool B31900, 5.38%, 02/01/2037	70,132	71,634
Pool B31934, 5.38%, 04/01/2037	34,773	35,510
Pool B31976, 5.10%, 05/01/2037	70,475	71,094
Pool C03427, 5.50%, 10/01/2039	196,769	201,971
Pool C53878, 5.50%, 12/01/2030	20,068	20,172
Pool C66421, 6.50%, 02/01/2032	34,074	35,431
Pool C91366, 4.50%, 04/01/2031	46,223	46,047
Pool C91826, 3.00%, 05/01/2035	239,049	225,966
Pool G04540, 6.00%, 08/01/2038	77,002	80,921
Pool G04655, 6.00%, 08/01/2038	68,330	71,808
Pool G08348, 5.00%, 06/01/2039	41,397	41,822
Pool G08828, 5.50%, 04/01/2048	70,594	72,152
Pool G20028, 7.50%, 12/01/2036	32,149	32,758
Pool G30932, 4.50%, 03/01/2034	55,134	54,969
Pool G31063, 3.50%, 11/01/2037	408,161	389,960
Pool K93349, 4.00%, 11/01/2035	180,264	174,470
Pool K93365, 3.50%, 11/01/2035	125,264	120,601
Pool N30530, 5.50%, 01/01/2029	17,259	17,243
Pool N70071, 6.00%, 06/01/2035	73,472	73,655
Pool N70078, 5.50%, 01/01/2033	101,598	101,920
Pool N70082, 6.00%, 07/01/2038	232,072	234,685
Pool QF0493, 5.50%, 09/01/2052	1,794,981	1,816,929
Pool QF0773, 5.50%, 09/01/2052	2,388,492	2,417,631
Pool RA5286, 2.50%, 05/01/2051	3,198,478	2,679,809

	Par	Value
Pool RA5971, 3.00%, 09/01/2051	$2,967,604	$2,642,283
Pool RA6766, 2.50%, 02/01/2052	1,518,047	1,297,265
Pool RA7063, 3.50%, 04/01/2052	559,035	507,849
Pool RA7784, 4.50%, 08/01/2052	2,713,775	2,625,177
Pool RA7935, 5.00%, 09/01/2052	2,323,021	2,307,566
Pool RA9851, 6.00%, 09/01/2053	1,154,202	1,198,818
Pool RC3538, 5.50%, 06/01/2040	2,321,996	2,380,435
Pool SB1179, 5.50%, 05/01/2039	1,497,639	1,535,359
Pool SD0846, 2.50%, 02/01/2052	2,462,381	2,105,426
Pool SD1641, 4.50%, 09/01/2052	1,223,449	1,187,495
Pool SD3234, 2.50%, 12/01/2051	2,993,653	2,522,255
Pool SD3386, 5.50%, 07/01/2053	1,840,951	1,862,187
Pool SD3475, 5.50%, 08/01/2053	2,313,734	2,342,977
Pool SD3477, 6.50%, 08/01/2053	1,012,181	1,061,840
Pool SD3840, 5.50%, 09/01/2053	932,994	949,233
Pool SD4053, 6.00%, 10/01/2053	191,314	196,853
Pool SD4107, 5.00%, 10/01/2053	1,982,462	1,973,592
Pool SD4697, 6.00%, 02/01/2054	3,622,249	3,749,435
Pool SD5573, 3.00%, 08/01/2052	2,721,148	2,408,734
Pool SD7556, 3.00%, 08/01/2052	508,495	449,405
Pool SD8200, 2.50%, 03/01/2052	2,414,979	2,030,245
Pool SD8315, 5.00%, 04/01/2053	860,952	852,403
Pool SL0655, 6.00%, 03/01/2055	1,591,464	1,645,833
Pool SL1677, 4.50%, 05/01/2053	758,334	732,436
Pool SL1712, 6.00%, 12/01/2054	1,335,432	1,371,269
Pool SL1723, 2.00%, 03/01/2052	2,384,572	1,935,176
Pool SL2867, 5.50%, 10/01/2054	1,227,633	1,241,141
Pool SL2893, 4.00%, 02/01/2053	1,372,526	1,293,886
Pool SL4197, 5.00%, 02/01/2056	1,361,155	1,343,835
Pool SL4428, 4.50%, 12/01/2053	2,059,858	2,001,423
Pool T30346, 5.38%, 10/01/2037	60,635	61,725
Pool TA2321, 5.00%, 12/01/2055	950,336	935,211
Pool U30653, 5.13%, 07/01/2037	40,811	41,512
Pool U30681, 5.10%, 09/01/2037	168,330	170,006
Pool U30800, 5.10%, 11/01/2037	57,730	58,266
Pool U31874, 5.38%, 04/01/2038	111,966	114,103
Series 2517, Class Z, 5.50%, 10/15/2032	20,055	20,356
Series 2890, Class ZA, 5.00%, 11/15/2034	99,297	100,289
Series 2907, Class VZ, 4.50%, 05/15/2034	370,728	368,643
Series 3150, Class DZ, 5.50%, 05/15/2036	218,883	223,128
Series 3294, Class CB, 5.50%, 03/15/2037	138,826	142,093
Series 366, Class IO, 4.00%, 08/15/2049(a)	559,006	83,822
Series 4121, Class DH, 2.00%, 10/15/2042	762,057	548,078
Series 4888, Class AC, 3.50%, 01/15/2049	513,580	472,787
Series 4891, Class PA, 3.50%, 07/15/2048	55,139	54,237

The accompanying notes are an integral part of these financial statements.

33

BROWN ADVISORY MORTGAGE SECURITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 5080, Class PB, 1.25%, 03/25/2050	$1,594,380	$1,242,655
Series 5083, Class UB, 1.25%, 03/25/2051	2,202,439	1,688,087
Federal National Mortgage Association
2.00%, 07/15/2056(b)	26,010,000	20,775,363
2.50%, 07/15/2056(b)	1,550,000	1,295,340
3.00%, 07/15/2056(b)	11,854,000	10,337,058
3.50%, 07/15/2056(b)	8,446,000	7,664,085
4.00%, 07/15/2056(b)	4,458,000	4,167,175
4.50%, 07/15/2056(b)	2,250,000	2,155,781
5.00%, 07/15/2056(b)	682,000	670,226
5.50%, 07/15/2056(b)	4,008,000	4,021,433
6.00%, 07/15/2056(b)	7,700,000	7,872,519
6.50%, 07/15/2056(b)	6,505,000	6,729,576
Pool 257203, 5.00%, 05/01/2028	90,123	90,251
Pool 356329, 6.28% (1 yr. CMT Rate + 2.65%), 01/01/2027	4,602	4,605
Pool 363850, 5.66% (1 yr. CMT Rate + 2.13%), 04/01/2027	2,556	2,557
Pool 520478, 6.03% (1 yr. CMT Rate + 2.16%), 11/01/2029	4,861	4,912
Pool 628837, 6.50%, 03/01/2032	5,364	5,555
Pool 640225, 5.77% (1 yr. CMT Rate + 2.27%), 04/01/2032	9,003	9,156
Pool 642122, 5.77% (1 yr. CMT Rate + 2.27%), 03/01/2032	5,481	5,576
Pool 656181, 5.78% (1 yr. CMT Rate + 2.16%), 08/01/2031	17,816	18,034
Pool 723313, 6.67% (1 yr. CMT Rate + 2.54%), 09/01/2031	19,084	19,556
Pool 741373, 6.16% (1 yr. CMT Rate + 2.28%), 12/01/2033	11,765	12,049
Pool 745626, 5.88% (1 yr. CMT Rate + 2.14%), 05/01/2036	13,416	13,753
Pool 745818, 6.50%, 09/01/2036	43,808	45,821
Pool 751498, 5.84% (1 yr. CMT Rate + 2.22%), 11/01/2033	3,111	3,182
Pool 764342, 5.52% (RFUCCT6M + 1.52%), 02/01/2034	17,219	17,464
Pool 774969, 5.78% (1 yr. CMT Rate + 2.28%), 04/01/2034	19,798	20,258
Pool 783554, 6.21% (1 yr. CMT Rate + 2.21%), 07/01/2034	79,972	82,048
Pool 819649, 5.77% (RFUCCT1Y + 1.52%), 03/01/2035	2,160	2,196
Pool 836715, 6.27% (RFUCCT1Y + 1.77%), 10/01/2035	38,756	39,810
Pool 837329, 6.17% (1 yr. CMT Rate + 2.04%), 09/01/2035	5,359	5,479
Pool 842006, 4.25%, 10/01/2035	59,800	58,638
Pool 850232, 4.25%, 12/01/2035	127,540	125,153
Pool 868568, 5.95% (RFUCCT1Y + 1.77%), 04/01/2036	4,374	4,480

	Par	Value
Pool 877009, 6.86% (RFUCCT1Y + 2.38%), 03/01/2036	$5,143	$5,332
Pool 882017, 5.56% (RFUCCT6M + 1.56%), 05/01/2036	28,281	28,846
Pool 886163, 6.58% (RFUCCT1Y + 1.83%), 07/01/2036	12,996	13,384
Pool 889829, 5.00%, 07/01/2035	19,957	19,875
Pool 896838, 5.45%, 07/01/2036	168,596	167,618
Pool 922680, 6.40% (RFUCCT1Y + 1.91%), 11/01/2035	7,707	7,940
Pool 930507, 6.50%, 02/01/2039	57,311	58,922
Pool 941050, 6.45% (RFUCCT1Y + 1.70%), 08/01/2037	19,074	19,558
Pool 950382, 5.15% (RFUCCT6M + 1.13%), 08/01/2037	23,110	23,511
Pool 952835, 6.41% (1 yr. CMT Rate + 2.32%), 09/01/2037	19,235	19,963
Pool 955233, 6.50%, 12/01/2037	44,625	47,192
Pool 995521, 5.94% (RFUCCT1Y + 1.82%), 05/01/2037	14,770	15,199
Pool AB0577, 4.00%, 03/01/2036	118,200	114,339
Pool AD0100, 7.00%, 12/01/2038	120,336	127,164
Pool AD0427, 5.50%, 10/01/2039	96,505	98,937
Pool AD0941, 5.50%, 04/01/2040	141,317	144,880
Pool AI4717, 4.50%, 07/01/2031	544,005	539,186
Pool AL0407, 6.50%, 04/01/2039	110,771	113,851
Pool AL0898, 5.00%, 02/01/2031	25,810	25,849
Pool AL7654, 3.00%, 09/01/2035	263,312	248,144
Pool AS1429, 4.00%, 12/01/2043	116,908	111,788
Pool AS2249, 4.00%, 04/01/2039	1,010,729	981,585
Pool AV7739, 4.00%, 01/01/2044	202,765	195,278
Pool AW6485, 4.00%, 06/01/2044	74,367	71,093
Pool AW9534, 4.00%, 03/01/2045	243,311	233,359
Pool AY0382, 4.00%, 11/01/2044	91,251	87,481
Pool AZ4154, 4.00%, 06/01/2045	59,921	57,269
Pool AZ7828, 4.00%, 08/01/2045	720,051	688,251
Pool BA3674, 4.50%, 10/01/2045	454,929	446,047
Pool BC1738, 4.50%, 09/01/2043	187,002	185,035
Pool BC6366, 4.50%, 02/01/2046	291,608	285,643
Pool BD1241, 4.50%, 05/01/2046	118,849	116,431
Pool BD5189, 4.50%, 07/01/2046	301,177	295,016
Pool BD8599, 4.50%, 11/01/2046	153,262	150,223
Pool BH7686, 4.50%, 12/01/2047	187,025	180,396
Pool BJ8287, 4.50%, 01/01/2048	130,548	127,757
Pool BK5105, 5.50%, 05/01/2048	172,224	175,471
Pool BK8032, 5.50%, 06/01/2048	267,643	273,766
Pool BN4921, 5.50%, 01/01/2049	74,693	75,978
Pool BN4936, 5.50%, 12/01/2048	172,183	175,590
Pool BQ1226, 2.00%, 09/01/2050	1,359,087	1,099,498
Pool BV4128, 2.00%, 03/01/2052	3,143,921	2,524,063
Pool BY4776, 5.00%, 07/01/2053	1,805,636	1,779,136
Pool CA3823, 4.00%, 07/01/2049	1,510,974	1,427,097
Pool CB0235, 2.00%, 04/01/2051	815,691	661,751
Pool CB2539, 2.50%, 01/01/2052	2,414,608	2,063,423
Pool CB2548, 2.50%, 01/01/2052	2,449,562	2,082,665

The accompanying notes are an integral part of these financial statements.

34

BROWN ADVISORY MORTGAGE SECURITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool CB2789, 2.00%, 02/01/2052	$3,164,492	$2,541,254
Pool CB2859, 2.50%, 02/01/2052	1,633,915	1,391,851
Pool CB2909, 3.50%, 02/01/2052	1,830,463	1,674,093
Pool CB3103, 2.50%, 03/01/2052	3,188,881	2,741,126
Pool CB3631, 4.50%, 05/01/2052	1,699,909	1,656,550
Pool CB3853, 4.00%, 06/01/2052	1,379,288	1,304,334
Pool CB4838, 5.00%, 10/01/2052	1,768,599	1,757,025
Pool CB5497, 6.50%, 01/01/2053	1,825,211	1,910,187
Pool CB7235, 5.00%, 10/01/2053	492,202	486,705
Pool CB8316, 5.00%, 04/01/2054	2,625,589	2,610,249
Pool CB8494, 6.00%, 05/01/2054	1,053,107	1,083,971
Pool CB8874, 6.50%, 07/01/2054	1,306,317	1,352,699
Pool CC1442, 5.50%, 11/01/2055	583,077	586,876
Pool DA0025, 6.00%, 09/01/2053	1,287,438	1,330,574
Pool FA0345, 5.50%, 02/01/2055	2,389,475	2,420,282
Pool FA0445, 5.50%, 01/01/2055	1,822,678	1,832,553
Pool FA1423, 4.50%, 04/01/2054	1,790,813	1,731,882
Pool FA2599, 2.00%, 05/01/2052	1,694,797	1,360,594
Pool FA2601, 2.00%, 08/01/2051	468,030	377,592
Pool FA2647, 5.50%, 08/01/2055	2,466,596	2,496,497
Pool FA3407, 2.00%, 04/01/2052	1,585,594	1,298,420
Pool FA3849, 2.50%, 04/01/2052	1,683,513	1,428,032
Pool FA3887, 5.50%, 12/01/2055	1,351,632	1,365,948
Pool FA4232, 5.50%, 04/01/2055	1,257,207	1,268,761
Pool FA4789, 2.00%, 03/01/2052	1,978,259	1,611,894
Pool FA4839, 2.00%, 02/01/2052	2,466,313	2,004,890
Pool FA4840, 2.50%, 01/01/2052	3,113,347	2,624,975
Pool FA4942, 6.00%, 08/01/2040	2,598,563	2,668,292
Pool FA5000, 3.50%, 02/01/2052	1,467,782	1,333,172
Pool FA5912, 2.00%, 02/01/2052	2,268,188	1,828,033
Pool FM9097, 2.00%, 11/01/2051	1,660,388	1,344,984
Pool FM9501, 2.50%, 11/01/2051	1,514,207	1,293,173
Pool FM9973, 3.00%, 08/01/2051	2,127,917	1,884,750
Pool FS0348, 2.00%, 01/01/2052	3,344,266	2,720,007
Pool FS0731, 2.00%, 02/01/2052	857,796	701,128
Pool FS0832, 3.50%, 03/01/2052	2,197,613	2,010,682
Pool FS1186, 3.50%, 01/01/2050	1,244,759	1,131,598
Pool FS1480, 2.50%, 11/01/2051	353,834	302,114
Pool FS1521, 3.00%, 04/01/2052	2,889,927	2,561,264
Pool FS2805, 2.50%, 09/01/2052	1,037,810	871,347
Pool FS3040, 3.00%, 12/01/2051	1,527,711	1,346,574
Pool FS3166, 3.00%, 06/01/2052	2,200,687	1,966,455
Pool FS4862, 2.50%, 10/01/2051	3,015,862	2,543,699
Pool FS5126, 2.50%, 05/01/2051	1,433,107	1,203,006
Pool FS5458, 5.50%, 08/01/2053	2,584,939	2,604,231
Pool FS6260, 4.50%, 03/01/2053	2,704,336	2,615,489
Pool FS6744, 2.50%, 10/01/2051	2,731,235	2,342,946
Pool FS7086, 5.50%, 09/01/2053	2,124,311	2,149,649
Pool FS7269, 4.00%, 07/01/2050	1,233,511	1,173,143
Pool FS7276, 5.00%, 09/01/2053	2,418,571	2,391,895
Pool FS7518, 6.00%, 03/01/2053	1,520,044	1,574,524
Pool FS7622, 5.50%, 04/01/2054	1,237,909	1,257,001

	Par	Value
Pool FS7744, 6.50%, 04/01/2054	$988,081	$1,042,402
Pool FS8791, 6.00%, 08/01/2054	1,943,456	1,989,443
Pool FS9155, 5.50%, 09/01/2054	1,206,416	1,218,302
Pool FS9203, 6.00%, 09/01/2054	2,630,076	2,696,709
Pool FS9366, 2.50%, 04/01/2052	973,187	819,448
Pool MA3208, 4.50%, 10/01/2037	615,348	605,179
Pool MA4208, 2.00%, 12/01/2050	815,359	657,713
Pool MA4492, 2.00%, 12/01/2051	971,870	780,842
Pool MA4565, 3.50%, 03/01/2052	1,418,753	1,293,226
Pool MA5496, 5.00%, 10/01/2054	2,414,329	2,379,766
Pool MB0291, 5.00%, 12/01/2054	2,505,037	2,468,141
Series 2001-80, Class Z, 6.00%, 01/25/2032	28,704	28,914
Series 2003-71, Class MB, 5.50%, 08/25/2033	149,211	152,360
Series 2005-110, Class GL, 5.50%, 12/25/2035	355,251	361,326
Series 2006-112, Class QC, 5.50%, 11/25/2036	490,502	498,498
Series 2006-21, Class Z, 5.50%, 04/25/2036	160,813	163,899
Series 2007-22, Class A, 5.50%, 03/25/2037	242,549	246,817
Series 2008-2, Class PH, 5.50%, 02/25/2038	304,913	306,862
Series 2009-20, Class DS, 3.66% (-1 x 30 day avg SOFR US + 7.29%), 04/25/2039(a)(c)	387,596	47,704
Series 2012-10, Class UF, 4.29% (30 day avg SOFR US + 0.66%), 02/25/2042	40,236	40,104
Series 2012-139, Class HI, 2.50%, 12/25/2027(a)	77,091	855
Series 2012-27, Class PI, 4.50%, 02/25/2042(a)	220,948	11,874
Series 2012-65, Class HJ, 5.00%, 07/25/2040	566,467	567,853
Series 2013-15, Class QI, 3.00%, 03/25/2028(a)	7,560	116
Series 2013-34, Class IG, 3.00%, 05/25/2042(a)	181,807	12,006
Series 2014-8, Class IQ, 4.00%, 03/25/2034(a)	615,887	52,669
Series 2015-40, Class LI, 4.50%, 03/25/2045(a)	229,937	35,177
Series 2018-86, Class JA, 4.00%, 05/25/2047	60,428	60,044
Series 2019-37, Class IM, 5.00%, 07/25/2049(a)	608,406	110,269
Series 2021-95, Class WI, 2.14%, 02/25/2035(a)(d)	3,313,646	213,545
Ginnie Mae I Pool
Pool 589694, 4.50%, 08/15/2029	322,985	321,688
Pool 623145, 5.50%, 10/15/2028	45,503	45,516
Pool 728157, 3.75%, 11/15/2029	12,323	12,131
Pool 784315, 6.00%, 06/15/2036	5,750	5,843

The accompanying notes are an integral part of these financial statements.

35

BROWN ADVISORY MORTGAGE SECURITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Ginnie Mae II Pool
Pool 3160, 6.00%, 11/20/2031	$126,205	$130,082
Pool 3489, 6.00%, 12/20/2033	200,088	205,502
Pool 4194, 5.50%, 07/20/2038	77,884	79,851
Pool 770225, 4.25%, 08/20/2031	122,125	120,901
Pool 770226, 4.75%, 09/20/2036	160,514	158,825
Pool 782173, 5.50%, 05/20/2035	107,387	109,401
Pool AC0521, 5.50%, 05/20/2042	411,129	422,376
Pool BT1891, 2.50%, 12/20/2050	877,913	737,617
Pool CJ2171, 4.00%, 05/20/2052	1,450,420	1,395,096
Pool MA7106, 2.00%, 01/20/2036	397,727	369,592
Pool MA7164, 2.00%, 02/20/2036	379,299	352,465
Pool MA7834, 6.00%, 01/20/2052	229,348	242,507
Pool MA8348, 5.00%, 10/20/2052	2,720,192	2,702,779
Pool MB0025, 5.00%, 11/20/2054	1,413,934	1,396,611
Government National Mortgage Association
Series 2004-93, Class PD, 5.00%, 11/16/2034	203,667	203,331
Series 2006-40, Class B, 6.00%, 08/20/2036	39,011	39,228
Series 2010-105, Class IB, 4.50%, 01/16/2040(a)	311,864	22,568
Series 2011-156, Class PM, 2.00%, 04/20/2040	682,000	562,904
Series 2011-2, Class DP, 5.46%, 03/20/2039(d)	295,815	300,779
Series 2012-143, Class IC, 5.00%, 10/16/2041(a)	547,770	88,587
Series 2012-52, Class WA, 6.19%, 04/20/2038(d)	210,084	214,543
Series 2012-97, Class GB, 2.00%, 08/16/2042	831,612	696,426
Series 2013-168, Class IA, 2.50%, 11/16/2028(a)	39,617	412
Series 2013-86, Class IA, 5.00%, 06/20/2043(a)	321,437	31,285
Series 2014-6, Class IG, 4.50%, 01/16/2044(a)	252,843	29,685
Series 2016-112, Class AW, 6.86%, 12/20/2040(d)	102,418	106,285
Series 2016-12, Class KI, 5.00%, 09/20/2038(a)	500,453	76,189
Series 2016-68, Class IC, 6.00%, 01/20/2040(a)(d)	306,699	39,542
Series 2017-103, Class IM, 5.00%, 06/20/2043(a)	523,998	81,689
Series 2017-167, Class SE, 2.45% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047(a)(c)	1,475,776	162,607
Series 2017-83, Class ID, 7.00%, 01/20/2039(a)	139,333	12,018
Series 2017-83, Class IK, 6.00%, 05/20/2040(a)	553,308	84,173

	Par	Value
Series 2018-127, Class PB, 3.00%, 09/20/2047	$195,556	$183,815
Series 2018-153, Class QA, 3.50%, 11/20/2048	309,139	294,868
Series 2018-36, Class LI, 5.00%, 03/20/2048(a)	1,390,844	190,210
Series 2019-162, Class KB, 2.00%, 12/20/2049	579,422	364,549
Series 2021-125, Class UL, 1.50%, 07/20/2051	1,840,276	1,316,247
Series 2021-160, Class DK, 2.00%, 09/20/2051	1,049,804	611,383
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,791,418	1,204,790
Series 2021-50, Class PL, 1.25%, 03/20/2051	552,000	240,004
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,515,250	1,744,173
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $282,801,739)		276,613,656
ASSET-BACKED SECURITIES - 7.9%
AutoNation Finance Trust
Series 2026-1A, Class A4, 4.18%, 06/11/2031(e)	2,005,000	1,987,293
Series 2026-1A, Class B, 4.42%, 06/11/2031(e)	2,046,000	2,025,834
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.68%, 03/17/2031	1,510,000	1,508,958
CarMax Select Receivables Trust, Series 2026-A, Class A2A, 4.03%, 12/17/2029	935,000	932,688
FHF Trust
Series 2024-2A, Class A2, 5.89%, 06/15/2030(e)	301,339	302,730
Series 2024-3A, Class A2, 4.94%, 11/15/2030(e)	486,786	485,103
Ford Credit Auto Owner Trust
Series 2024-B, Class B, 5.23%, 05/15/2030	1,795,000	1,812,717
Series 2026-B, Class B, 4.66%, 07/15/2032	285,000	284,754
Hyundai Auto Receivables Trust
Series 2025-B, Class B, 4.72%, 07/15/2030	1,695,000	1,700,337
Series 2025-C, Class B, 4.13%, 01/15/2032	870,000	857,446
John Deere Owner Trust, Series 2025-B, Class A4, 4.34%, 06/15/2032	1,000,000	995,379
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029(e)	855,000	855,170

The accompanying notes are an integral part of these financial statements.

36

BROWN ADVISORY MORTGAGE SECURITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2025-2A, Class A4, 4.57%, 11/15/2030(e)	$865,000	$867,137
Series 2026-1A, Class A4, 3.98%, 01/15/2032(e)	785,000	770,624
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, 10/16/2028	1,058,899	1,062,203
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032(e)	2,935,000	2,977,016
World Omni Auto Trust, Series 2026-B, Class B, 4.61%, 08/16/2032	1,745,000	1,741,880
TOTAL ASSET-BACKED SECURITIES (Cost $21,221,690)		21,167,269
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9%
Federal Home Loan Mortgage Corp.
Series K061, Class A2, 3.35%, 11/25/2026(d)	5,342,237	5,318,119
Series K067, Class A2, 3.19%, 07/25/2027	1,750,000	1,729,072
Series K091, Class A1, 3.34%, 10/25/2028	1,362,387	1,349,954
Series Q007, Class APT1, 5.82%, 10/25/2047(d)	304,856	304,644
Series Q010, Class APT1, 6.90%, 04/25/2046(d)	32,795	32,824
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041	525,593	531,694
Pool 470828, 3.53%, 03/01/2032	708,611	679,425
Pool 957502, 3.98%, 07/01/2029	150,036	149,629
Pool 958720, 5.65%, 10/01/2028	683,964	699,962
Pool AN8842, 3.32%, 04/01/2028	150,000	147,213
Pool AN9931, 4.24%, 08/01/2048	957,532	851,922
Pool BL3670, 2.08%, 10/01/2026	1,310,000	1,300,372
Pool BS6456, 3.58%, 09/01/2032	1,550,000	1,470,150
Series 2006-M2, Class A2A, 5.27%, 10/25/2032(d)	29,932	29,911
FREMF Mortgage Trust
Series 2019-KF73, Class B, 6.16% (30 day avg SOFR US + 2.56%), 11/25/2029(e)	440,775	413,590
Series 2020-KF74, Class B, 5.86% (30 day avg SOFR US + 2.26%), 01/25/2027(e)	490,858	488,909
Government National Mortgage Association
Series 2014-135, Class IO, 0.42%, 01/16/2056(a)(d)	942,724	19,783

	Par	Value
Series 2015-172, Class IO, 0.58%, 03/16/2057(a)(d)	$879,277	$17,123
Series 2016-40, Class IO, 0.54%, 07/16/2057(a)(d)	1,693,842	32,724
Series 2016-56, Class IO, 0.94%, 11/16/2057(a)(d)	1,113,446	46,800
Series 2016-98, Class IO, 0.85%, 05/16/2058(a)(d)	1,522,846	64,167
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,325,250)		15,677,987
NON-AGENCY COMMERCIAL MORTGAGE- BACKED SECURITIES - 0.8%
BX Trust
Series 2024-VLT4, Class A, 5.12% (1 mo. Term SOFR + 1.49%), 06/15/2041(e)	1,367,288	1,369,540
Series 2025-VLT6, Class A, 5.07% (1 mo. Term SOFR + 1.44%), 03/15/2042(e)	915,000	914,983
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,278,880)		2,284,523
MUNICIPAL BONDS - 0.1%
Colorado Health Facilities Authority, 2.80%, 12/01/2026	230,000	227,738
TOTAL MUNICIPAL BONDS (Cost $230,000)		227,738

	Shares
SHORT-TERM INVESTMENTS - 8.9%
Money Market Funds - 8.9%
First American Government Obligations Fund - Class Z, 3.53%(f)	23,835,523	23,835,523
TOTAL SHORT-TERM INVESTMENTS (Cost $23,835,523)		23,835,523
TOTAL INVESTMENTS - 127.1% (Cost $346,693,082)		$339,806,696
Liabilities in Excess of Other Assets - (27.1)%		(72,455,769)
TOTAL NET ASSETS - 100.0%		$267,350,927

The accompanying notes are an integral part of these financial statements.

37

BROWN ADVISORY MORTGAGE SECURITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks Term
1 Year
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term
6 Months
SOFR - Secured Overnight Financing Rate
(a)	Interest only security.
(b)	To-be-announced security.
(c)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

38

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Futures Contracts
June 30, 2026

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	8	09/21/2026	$895,485	$899,750	$4,265
U.S. Treasury 10 Year Notes	35	09/21/2026	3,821,795	3,846,171	24,376
			$4,717,280	$4,745,921	$28,641

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(45)	09/30/2026	$(9,279,568)	$(9,275,977)	$3,591
U.S. Treasury 5 Year Note	(51)	09/30/2026	(5,445,322)	(5,459,391)	(14,069)
U.S. Treasury Long Bonds	(68)	09/21/2026	(7,546,700)	(7,718,000)	(171,300)
U.S. Treasury Ultra Bonds	(17)	09/21/2026	(1,913,185)	(1,974,656)	(61,471)
			$(24,184,775)	$(24,428,024)	$(243,249)
Total Unrealized Appreciation (Depreciation)					$(214,608)

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

39

BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 96.5%
Austria - 3.9%
Erste Group Bank AG	159,410	$21,335,031
Strabag SE	48,588	4,946,448
		26,281,479
Belgium - 4.2%
KBC Group NV	139,607	19,067,694
UCB SA	31,398	9,399,625
		28,467,319
Denmark - 4.4%
DSV AS	58,876	14,009,744
Netcompany Group A/S(a)	128,725	5,890,193
Royal Unibrew AS	151,460	9,984,554
		29,884,491
Finland - 2.8%
Konecranes Oyj	346,768	10,660,048
Metso Corp. Oyj	461,564	8,026,117
		18,686,165
France - 13.6%
Capgemini SE	156,928	15,754,349
Elis SA	545,004	16,882,577
JCDecaux SE	95,068	2,092,163
Publicis Groupe SA	214,843	21,231,332
Sopra Steria Group	22,218	3,550,555
SPIE SA	226,951	13,065,970
Technip Energies NV	382,383	14,454,557
Vallourec SACA(a)	212,195	4,957,570
		91,989,073
Germany - 11.9%
AlzChem Group AG	18,649	3,701,717
Bilfinger SE	92,666	8,518,164
Brenntag SE	311,271	18,927,491
Heidelberg Materials AG	41,852	7,984,079
IONOS Group SE(a)	271,339	8,465,041
RENK Group AG	192,375	9,286,216
Scout24 SE	129,707	10,733,814
United Internet AG	379,657	9,982,490
Vossloh AG	40,569	2,915,231
		80,514,243
Greece - 2.4%
Bank of Cyprus Holdings PLC	470,627	5,150,515
National Bank of Greece SA	646,572	11,170,489
		16,321,004
Ireland - 7.3%
AIB Group PLC	1,691,380	19,877,851
Bank of Ireland Group PLC	791,631	15,771,584
Permanent TSB Group Holdings PLC	467,888	1,602,614
Ryanair Holdings PLC - ADR	84,481	5,470,145
Ryanair Holdings PLC	201,080	6,285,483
		49,007,677

	Shares	Value
Italy - 3.6%
DiaSorin SpA	74,160	$5,746,850
Italgas SpA	1,168,015	13,525,859
Reply SpA	22,598	2,367,393
Tenaris SA	104,445	2,891,272
		24,531,374
Netherlands - 1.8%
Koninklijke Heijmans NV	34,349	4,482,377
Magnum Ice Cream Co. NV(a)	447,764	7,779,811
		12,262,188
Portugal - 0.8%
Jeronimo Martins SGPS SA	262,698	5,031,200
Spain - 3.6%
Bankinter SA	808,337	13,536,240
Fluidra SA	277,121	6,271,234
Tecnicas Reunidas SA(a)	130,757	4,321,781
		24,129,255
Sweden - 3.3%
Alfa Laval AB	100,314	5,984,298
Assa Abloy AB - Class B	302,689	10,694,263
Trelleborg AB - Class B	138,469	5,769,164
		22,447,725
Switzerland - 5.8%
Galderma Group AG	52,687	11,983,531
Helvetia Baloise Holding AG	40,861	10,537,980
Holcim AG	80,994	7,302,641
Implenia AG	15,590	1,374,089
Sulzer AG	47,952	7,961,318
		39,159,559
United Kingdom - 27.1%
Admiral Group PLC	60,918	2,877,087
BAE Systems PLC	586,967	14,384,622
British American Tobacco PLC	493,445	30,535,922
Bunzl PLC	636,967	22,229,451
Genus PLC	164,723	4,691,199
Haleon PLC	3,889,244	17,922,255
Hill & Smith PLC	114,449	4,167,026
IMI PLC	236,294	9,308,650
Next PLC	39,705	7,660,816
Rotork PLC	1,990,898	7,802,300
RS GROUP PLC	1,735,815	13,398,777
Serco Group PLC	2,070,515	6,014,708
Smiths Group PLC	402,889	13,686,067
Unilever PLC	473,684	28,453,141
		183,132,021
TOTAL COMMON STOCKS (Cost $517,292,568)		651,844,773

The accompanying notes are an integral part of these financial statements.

40

BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Shares	Value
PREFERRED STOCKS - 1.0%
Germany - 1.0%
FUCHS SE	158,005	$6,905,650
TOTAL PREFERRED STOCKS (Cost $6,635,444)		6,905,650
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class Z, 3.53%(b)	14,731,821	14,731,821
TOTAL SHORT-TERM INVESTMENTS (Cost $14,731,821)		14,731,821
TOTAL INVESTMENTS - 99.7% (Cost $538,659,833)		$673,482,244
Other Assets in Excess of Liabilities - 0.3%		2,317,955
TOTAL NET ASSETS - 100.0%		$675,800,199

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

41

BROWN ADVISORY EMERGING MARKETS SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 93.6%
Brazil - 3.2%
Ambev SA	3,139,400	$9,900,516
B3 SA - Brasil Bolsa Balcao	1,829,800	5,146,678
Banco do Brasil SA	1,587,200	6,133,824
Natura Cosmeticos SA(a)	3,031,800	5,085,986
Vale SA	465,900	7,033,219
		33,300,223
China - 26.5%
Advanced Micro-Fabrication Equipment, Inc. China - Class A	104,341	7,261,519
AIA Group Ltd.	957,016	8,761,706
Alibaba Group Holding Ltd.	1,977,983	23,712,955
Baidu, Inc. - Class A(a)	377,000	5,382,072
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - Class A	2,989,700	5,249,275
China Construction Bank Corp. - Class H	13,923,821	14,361,756
China Hongqiao Group Ltd.	1,076,049	2,774,855
China Merchants Bank Co., Ltd. - Class A	1,379,751	7,224,073
China Overseas Land & Investment Ltd.	5,880,246	9,075,526
Contemporary Amperex Technology Co. Ltd. - Class A	156,309	9,086,175
Fuyao Glass Industry Group Co. Ltd. - Class A	597,650	4,455,323
Fuyao Glass Industry Group Co. Ltd. - Class A	229,008	1,707,194
Galaxy Entertainment Group Ltd.	2,270,000	8,545,506
Haier Smart Home Co. Ltd. - Class H	3,565,000	9,118,948
KE Holdings, Inc. - ADR	344,984	5,012,618
KE Holdings, Inc. - Class A	703,596	3,385,035
Kunlun Energy Co. Ltd.	862,000	706,850
Midea Group Co. Ltd. - Class A	710,213	7,918,007
NAURA Technology Group Co. Ltd. - Class A	66,847	8,767,090
People’s Insurance Co. Group of China Ltd. - Class H	12,916,491	7,752,859
Ping An Insurance Group Co. of China Ltd. - Class A	133,500	941,979
Ping An Insurance Group Co. of China Ltd. - Class H	438,000	2,863,987
Shenzhou International Group Holdings, Ltd.	1,610,800	8,126,547
Sinotruk Hong Kong Ltd.	599,567	2,963,053
Sun Hung Kai Properties, Ltd.	477,083	6,866,812
Techtronic Industries Co., Ltd.	514,893	8,568,621
Tencent Holdings Ltd.	600,738	33,150,260
Trip.com Group Ltd.(a)	110,131	4,378,833
Weichai Power Co. Ltd. - Class H	3,302,057	14,484,747
WH Group Ltd.(c)	6,587,500	6,984,829
Yue Yuen Industrial Holdings Ltd.	1,101,500	1,723,597
Zhongsheng Group Holdings Ltd.(a)	5,612,000	3,476,654

	Shares	Value
Zijin Gold International Co. Ltd.	231,564	$2,646,294
Zijin Mining Group Co. Ltd. - Class H	2,454,732	8,679,928
Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class A	3,693,739	3,805,861
ZTO Express Cayman, Inc. - ADR	278,744	6,238,291
ZTO Express Cayman, Inc.	371,472	8,220,301
		274,379,936
Hungary - 1.1%
OTP Bank Nyrt	43,551	6,432,746
Richter Gedeon Nyrt	134,564	5,216,257
		11,649,003
India - 9.2%
Amber Enterprises India Ltd.(a)	41,161	3,281,497
Apollo Hospitals Enterprise Ltd.	59,717	5,481,306
Bajaj Auto Ltd.	41,161	4,233,738
Bajaj Finance Ltd.	584,613	6,217,699
Bajaj Finserv Ltd.	270,675	5,096,714
Bharti Airtel Ltd.	478,033	9,364,306
HDFC Bank Ltd.	979,828	8,269,216
ICICI Bank Ltd. - ADR	106,241	3,084,176
ICICI Bank Ltd.	492,443	7,188,305
Indraprastha Gas Ltd.	1,592,908	2,775,959
Lodha Developers Ltd.	725,252	7,335,097
Oberoi Realty Ltd.	243,068	4,550,496
REC Ltd.	381,476	1,468,532
Reliance Industries, Ltd.	626,224	8,578,402
SBI Life Insurance Co. Ltd.	404,012	7,540,934
UPL Ltd.	1,066,454	6,446,647
Varun Beverages Ltd.	833,582	4,481,525
		95,394,549
Indonesia - 0.5%
Bank Rakyat Indonesia Persero Tbk PT	30,717,800	4,703,320
Kazakhstan - 0.7%
Kaspi.KZ JSC - ADR	84,528	7,323,506
Russia - 0.1%
Sberbank of Russia PJSC - ADR(a)(b)(c)	184,769	827,063
Saudi Arabia - 0.4%
Saudi Arabian Oil Co.	644,091	4,475,577
Singapore - 2.3%
DBS Group Holdings Ltd.	330,042	16,711,611
Wilmar International Ltd.	2,636,708	7,358,744
		24,070,355
South Korea - 21.7%
DB Insurance Co. Ltd.	26,724	2,328,507
Doosan Bobcat, Inc.	148,185	5,994,031
Hankook Tire & Technology Co. Ltd.	190,147	7,670,432

The accompanying notes are an integral part of these financial statements.

42

BROWN ADVISORY EMERGING MARKETS SELECT FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Korea - (Continued)
Hanwha Aerospace Co. Ltd.	10,703	$6,926,779
HD Hyundai Electric Co. Ltd.	5,552	3,561,504
Hyosung Heavy Industries Corp.	1,951	4,433,831
Hyundai Rotem Co. Ltd.	53,315	6,008,372
KB Financial Group, Inc.	117,035	12,109,295
Kia Corp.	54,346	4,908,406
KT Corp. - ADR	314,602	5,436,322
Samsung Electronics Co. Ltd.	389,558	86,441,846
Shinhan Financial Group Co. Ltd.	77,870	4,882,422
SK Hynix, Inc.	39,247	69,254,571
SK Square Co. Ltd.	4,076	4,609,387
		224,565,705
Taiwan - 22.2%
Alchip Technologies Ltd.	40,655	5,444,935
Asia Vital Components Co. Ltd.	70,720	5,720,557
ASPEED Technology, Inc.	9,496	5,010,644
Compal Electronics, Inc.	4,962,140	5,557,802
CTBC Financial Holding Co. Ltd.	5,733,344	12,851,349
Delta Electronics, Inc.	175,649	11,031,423
Hon Hai Precision Industry Co. Ltd.	620,000	4,947,409
MediaTek, Inc.	118,949	16,208,552
Quanta Computer, Inc.	585,313	6,823,875
Realtek Semiconductor Corp.	270,590	6,906,677
SILERGY Corp.	268,068	5,123,903
Taiwan Semiconductor Manufacturing Co. Ltd.	1,835,190	144,778,655
		230,405,781
Thailand - 1.9%
Bangkok Bank PCL	916,800	4,601,869
Bangkok Bank PCL - NVDR	530,300	2,874,546
Indorama Ventures PCL - NVDR	4,102,000	2,725,414
SCB X PCL	1,429,700	6,365,592
True Corp. PCL - NVDR	7,628,021	2,969,557
		19,536,978
Turkey - 0.5%
Akbank TAS	2,803,465	4,640,615
United States - 2.7%
Cognizant Technology Solutions Corp. - Class A	186,235	7,212,881
Credicorp Ltd.	24,921	9,708,723
Globant SA(a)	92,219	2,668,818
Grab Holdings Ltd. - Class A(a)	1,045,441	3,941,313
MakeMyTrip Ltd.(a)	91,125	4,856,051
		28,387,786
Vietnam - 0.6%
Vietnam Dairy Products JSC	2,947,290	6,145,238
TOTAL COMMON STOCKS (Cost $645,388,265)		969,805,635

	Shares	Value
PREFERRED STOCKS - 2.9%
Brazil - 2.1%
Cia Energetica de Minas Gerais	3,862,343	$8,095,336
Itau Unibanco Holding SA	740,188	6,062,249
Petroleo Brasileiro SA	1,072,100	7,844,026
		22,001,611
South Korea - 0.8%
Samsung Electronics Co. Ltd.	56,739	8,001,467
TOTAL PREFERRED STOCKS (Cost $20,049,186)		30,003,078
EXCHANGE TRADED FUNDS - 0.6%
iShares MSCI All Country Asia ex Japan Exchange Traded Fund	50,078	5,975,808
TOTAL EXCHANGE TRADED FUNDS (Cost $5,862,022)		5,975,808
SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
First American Government Obligations Fund - Class Z, 3.53%(d)	25,665,938	25,665,938
TOTAL SHORT-TERM INVESTMENTS (Cost $25,665,938)		25,665,938
TOTAL INVESTMENTS - 99.6% (Cost $696,965,411)		$1,031,450,459
Other Assets in Excess of Liabilities - 0.4%		4,320,393
TOTAL NET ASSETS - 100.0%		$1,035,770,852

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $827,063 or 0.1% of net assets. Security was acquired from December 2021 to February 2022 at an acquisition cost of $2,890,347.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

43

BROWN ADVISORY - BEUTEL GOODMAN LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 95.7%
Communication Services - 5.3%
Comcast Corp. - Class A	610,598	$14,990,181
Omnicom Group, Inc.	431,707	31,441,221
		46,431,402
Consumer Discretionary - 11.2%
AutoZone, Inc.(a)	5,676	18,140,155
eBay, Inc.	407,716	45,562,263
Royal Caribbean Cruises Ltd.	108,454	34,437,399
		98,139,817
Consumer Staples - 3.5%
Kimberly-Clark Corp.	179,830	19,739,939
Sysco Corp.	130,725	10,925,996
		30,665,935
Financials - 20.8%
American Express Co.	67,191	22,727,356
Ameriprise Financial, Inc.	73,402	33,673,902
Blackrock, Inc.	13,640	13,115,678
Carlyle Group, Inc.	169,250	7,127,117
Chubb Ltd.	111,719	38,067,132
Marsh & McLennan Cos., Inc.	203,683	33,947,846
SEI Investments Co.	202,602	17,770,221
Wells Fargo & Co.	199,725	16,505,274
		182,934,526
Health Care - 18.6%
Amgen, Inc.	59,184	21,431,710
Becton Dickinson & Co.	202,032	30,573,503
Cencora, Inc.	63,340	17,923,953
Elevance Health, Inc.	67,523	26,113,170
Medtronic PLC	428,480	33,519,990
Merck & Co., Inc.	261,296	33,576,536
		163,138,862
Industrials - 17.6%
Cummins, Inc.	22,455	16,015,130
Flowserve Corp.	442,616	32,824,403
Masco Corp.	486,581	39,593,096
Union Pacific Corp.	129,128	35,122,816
Westinghouse Air Brake Technologies Corp.	115,811	31,222,646
		154,778,091
Information Technology - 13.7%
Amdocs Ltd.	506,178	25,582,236
Applied Materials, Inc.	25,530	18,458,190
Gen Digital, Inc.	788,640	19,629,249
NetApp, Inc.	233,275	36,101,639
QUALCOMM, Inc.	113,911	21,049,614
		120,820,928

	Shares	Value
Materials - 5.0%
PPG Industries, Inc.	358,935	$43,535,226
TOTAL COMMON STOCKS (Cost $594,607,400)		840,444,787
SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
First American Government Obligations Fund - Class Z, 3.53%(b)	34,379,816	34,379,816
TOTAL SHORT-TERM INVESTMENTS (Cost $34,379,816)		34,379,816
TOTAL INVESTMENTS - 99.6% (Cost $628,987,216)		$874,824,603
Other Assets in Excess of Liabilities - 0.4%		3,465,991
TOTAL NET ASSETS - 100.0%		$878,290,594

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

44

BROWN ADVISORY - WMC JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 96.5%
Japan - 96.5%
Communication Services - 4.1%
CyberAgent, Inc.	1,067,501	$8,999,578
KDDI Corp.	1,239,902	20,827,514
		29,827,092
Consumer Discretionary - 17.3%
ABC-Mart, Inc.	403,667	6,959,510
and ST HD Co. Ltd.	89,759	1,915,196
ASKUL Corp.	391,315	2,874,777
Bandai Namco Holdings, Inc.	465,852	10,798,956
Honda Motor Co. Ltd.	1,032,897	9,304,093
Isuzu Motors Ltd.	1,155,152	15,382,235
Sega Sammy Holdings, Inc.	764,487	10,407,735
Sekisui House Ltd.	321,521	6,684,304
Shimamura Co. Ltd.	176,978	3,644,320
Sony Group Corp.	1,263,716	25,431,102
Subaru Corp.	294,977	4,315,601
Suzuki Motor Corp.	1,075,003	13,002,954
Toyota Motor Corp.	1,004,621	16,829,920
		127,550,703
Consumer Staples - 1.3%
Asahi Group Holdings Ltd.	1,034,360	9,833,310
Financials - 17.3%
77 Bank Ltd.	288,516	5,934,496
Dai-ichi Life Holdings, Inc.	1,319,312	14,405,234
GMO Payment Gateway, Inc.	302,617	17,304,011
Mebuki Financial Group, Inc.	843,913	7,408,833
Mitsubishi UFJ Financial Group, Inc.	1,005,175	20,026,036
Mizuho Financial Group, Inc.	373,426	17,935,207
MS&AD Insurance Group Holdings, Inc.	659,456	17,093,077
Sumitomo Mitsui Trust Group, Inc.	382,288	14,274,625
T&D Holdings, Inc.	458,848	13,686,445
		128,067,964
Health Care - 12.4%
Chugai Pharmaceutical Co., Ltd.	318,349	14,705,560
Daiichi Sankyo Co. Ltd.	1,374,577	22,103,556
Kyowa Kirin Co. Ltd.	206,703	3,289,844
M3, Inc.	1,412,662	15,745,526
Otsuka Holdings Co. Ltd.	220,254	14,659,928
Shionogi & Co. Ltd.	1,036,824	17,715,717
Ship Healthcare Holdings, Inc.	275,000	3,672,964
		91,893,095
Industrials - 18.1%
BayCurrent, Inc.	207,600	7,748,128
dip Corp.	279,930	3,215,236
Hikari Tsushin, Inc.	36,499	8,020,111
Hoshizaki Corp.	367,935	12,037,957
JGC Holdings Corp.	316,355	4,926,295
Marubeni Corp.	398,795	11,626,301

	Shares	Value
MISUMI Group, Inc.	731,623	$18,229,889
Open Up Group, Inc.	339,314	4,016,120
OSG Corp.	290,500	6,549,831
Persol Holdings Co. Ltd.	5,034,892	7,672,988
Recruit Holdings Co., Ltd.	235,157	16,361,982
SIGMAXYZ Holdings, Inc.	967,665	3,213,123
SMC Corp.	18,965	8,478,990
THK Co. Ltd.	98,700	4,514,677
Toyo Tanso Co. Ltd.	84,461	3,889,225
Toyota Tsusho Corp.	207,867	7,737,258
Ushio, Inc.	187,539	5,241,466
		133,479,577
Information Technology - 12.2%
BIPROGY, Inc.	443,334	11,674,067
Future Corp.	335,372	3,165,885
Jeol Ltd.	155,014	7,189,934
Keyence Corp.	22,637	11,442,717
Maruwa Co. Ltd.	16,952	7,564,824
Sansan, Inc.	752,566	7,241,902
TechMatrix Corp.	404,713	4,272,907
Tokyo Electron Ltd.	32,044	15,536,667
Tri Chemical Laboratories, Inc.	374,695	8,157,709
Ulvac, Inc.	215,773	14,010,240
		90,256,852
Materials - 11.9%
ADEKA Corp.	286,328	7,465,821
Aica Kogyo Co. Ltd.	255,508	5,821,643
ARE Holdings, Inc.	377,246	6,883,623
Fujimi, Inc.	215,922	6,163,899
Fuso Chemical Co. Ltd.	283,931	7,984,383
KH Neochem Co. Ltd.	235,966	4,336,305
Mitsubishi Gas Chemical Co., Inc.	229,460	7,259,161
Nippon Soda Co. Ltd.	271,822	5,947,277
Nissan Chemical Corp.	120,422	6,334,609
Shin-Etsu Chemical Co. Ltd.	547,069	23,846,460
Yamato Kogyo Co. Ltd.	80,422	6,044,644
		88,087,825
Real Estate - 1.9%
Daito Trust Construction Co. Ltd.	410,754	7,846,738
Relo Group, Inc.	500,232	6,151,080
		13,997,818
TOTAL COMMON STOCKS (Cost $637,028,158)		712,994,236
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Japan - 0.7%
Real Estate - 0.7%
LaSalle Logiport	5,470	4,916,502
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,163,074)		4,916,502

The accompanying notes are an integral part of these financial statements.

45

BROWN ADVISORY - WMC JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 2.5%
First American Government Obligations Fund - Class Z, 3.53%(a)	18,500,422	$18,500,422
TOTAL SHORT-TERM INVESTMENTS (Cost $18,500,422)		18,500,422
TOTAL INVESTMENTS - 99.7% (Cost $660,691,654)		$736,411,160
Other Assets in Excess of Liabilities - 0.3%		2,490,199
TOTAL NET ASSETS - 100.0%		$738,901,359

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

46

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

	Brown Advisory Growth Equity Fund	Brown Advisory Flexible Equity Fund	Brown Advisory Sustainable Growth Fund
ASSETS
Investments:
Total investments, at cost	$193,332,897	$391,465,339	$2,575,915,861
Net unrealized appreciation (depreciation)	121,693,120	601,890,531	1,701,540,578
Total investments, at value	315,026,017	993,355,870	4,277,456,439
Receivables:
Investments sold	1,702,479	—	15,477,088
Fund shares sold	10,576	—	1,063,912
Interest and dividends	45,542	353,577	1,231,011
Foreign tax reclaims	—	19,708	—
Prepaid expenses and other assets	62,455	54,517	182,470
Total assets	316,847,069	993,783,672	4,295,410,920
LIABILITIES
Payables:
Investments purchased	1,609,215	—	—
Fund shares redeemed	297,190	2,227,805	6,003,610
Accrued Liabilities:
Investment advisory fees	155,476	340,603	1,964,344
Service fees	23,315	69,194	188,726
Administration, accounting and transfer agent fees	12,411	38,031	177,474
Business management fees	12,956	40,521	177,941
Trustee fees	2,153	6,819	29,481
Distribution fees	1,275	1,503	65,168
Professional fees	23,193	23,935	27,485
Custodian fees	2,578	5,436	24,531
Line of credit commitment fees	81	256	1,105
Other liabilities	12,461	9,893	65,663
Total liabilities	2,152,304	2,763,996	8,725,528
NET ASSETS	$314,694,765	$991,019,676	$4,286,685,392
COMPONENTS OF NET ASSETS
Paid-in capital	$126,110,074	$302,918,279	$1,809,338,860
Total distributable earnings (loss)	188,584,691	688,101,397	2,477,346,532
Net assets	$314,694,765	$991,019,676	$4,286,685,392

The accompanying notes are an integral part of these financial statements.

47

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026(Continued)

	Brown Advisory Growth Equity Fund	Brown Advisory Flexible Equity Fund	Brown Advisory Sustainable Growth Fund
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$126,000,415	$425,194,826	$2,770,990,565
Shares outstanding (unlimited shares authorized)	12,190,320	9,331,599	57,989,870
Net asset value per share	$10.34	$45.57	$47.78
Investor Shares:
Net assets	$182,438,532	$558,478,847	$1,199,683,508
Shares outstanding (unlimited shares authorized)	18,605,223	12,313,612	25,855,519
Net asset value per share	$9.81	$45.35	$46.40
Advisor Shares:
Net assets	$6,255,818	$7,346,003	$316,011,319
Shares outstanding (unlimited shares authorized)	784,452	163,299	7,144,431
Net asset value per share	$7.97	$44.98	$44.23

The accompanying notes are an integral part of these financial statements.

48

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026(Continued)

	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Sustainable Small-Cap Core Fund	Brown Advisory Sustainable Value Fund
ASSETS
Investments:
Total investments, at cost	$415,793,155	$892,643,449	$90,758,746	$139,246,230
Net unrealized appreciation (depreciation)	178,473,854	340,513,600	27,068,378	50,843,386
Total investments, at value	594,267,009	1,233,157,049	117,827,124	190,089,616
Receivables:
Investments sold	693,243	1,164,756	924,038	—
Fund shares sold	26,705	522,369	593	44,000
Interest and dividends	413,712	706,418	41,108	130,961
Foreign tax reclaims	1,970	—	369	36,120
Prepaid expenses and other assets	63,329	67,224	26,186	36,113
Total assets	595,465,968	1,235,617,816	118,819,418	190,336,810
LIABILITIES
Payables:
Fund shares redeemed	1,012,195	2,738,678	51,195	633,272
Accrued Liabilities:
Investment advisory fees, net	399,069	831,976	71,803	84,023
Service fees	33,375	64,848	1,118	88
Administration, accounting and transfer agent fees	23,115	46,023	5,028	7,475
Business management fees	23,475	48,940	4,717	7,768
Trustee fees	3,992	8,410	814	1,332
Distribution fees	1,303	404	—	—
Professional fees	23,472	24,161	18,628	17,914
Custodian fees	3,887	7,090	2,529	1,546
Line of credit commitment fees	154	319	31	50
Other liabilities	19,535	13,881	7,871	7,749
Total liabilities	1,543,572	3,784,730	163,734*	761,217*
*See Note 3 regarding contingent liabilities related to expenses waived by the Adviser.
NET ASSETS	$593,922,396	$1,231,833,086	$ 118,655,684	$189,575,593
COMPONENTS OF NET ASSETS
Paid-in capital	$350,673,260	$843,665,741	$87,947,327	$132,345,068
Total distributable earnings (loss)	243,249,136	388,167,345	30,708,357	57,230,525
Net assets	$593,922,396	$1,231,833,086	$118,655,684	$189,575,593

The accompanying notes are an integral part of these financial statements.

49

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026(Continued)

	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Sustainable Small-Cap Core Fund	Brown Advisory Sustainable Value Fund
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$311,365,140	$689,015,948	$109,213,886	$188,843,560
Shares outstanding (unlimited shares authorized)	6,787,547	21,472,475	8,511,195	11,785,322
Net asset value per share	$45.87	$32.09	$12.83	$16.02
Investor Shares:
Net assets	$275,895,011	$540,774,819	$9,441,798	$732,033
Shares outstanding (unlimited shares authorized)	12,149,324	16,915,680	738,831	45,819
Net asset value per share	$22.71	$31.97	$12.78	$15.98
Advisor Shares:
Net assets	$6,662,245	$2,042,319	$—	$—
Shares outstanding (unlimited shares authorized)	312,404	64,635	—	—
Net asset value per share	$21.33	$31.60	$—	$—

The accompanying notes are an integral part of these financial statements.

50

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026(Continued)

	Brown Advisory Global Leaders Fund	Brown Advisory Sustainable International Leaders Fund	Brown Advisory Intermediate Income Fund	Brown Advisory Sustainable Bond Fund
ASSETS
Investments:
Total investments, at cost	$1,454,339,698	$ 25,615,583	$ 154,836,462	$590,842,796
Net unrealized appreciation (depreciation)	758,854,659	4,434,917	(1,863,493)	(9,830,411)
Total investments, at value	2,213,194,357	30,050,500	152,972,969	581,012,385
Cash deposit at broker - futures contracts (Note 6)	—	—	176,150	461,089
Gross unrealized appreciation - futures contracts (Note 6)	—	—	32,075	257,062
Receivables:
Investments sold	16,165,071	235,568	2,031,665	8,755,257
Fund shares sold	1,277,560	22,438	503	175,086
Due from adviser, net	—	194	—	—
Interest and dividends	3,567,938	64,026	1,130,631	4,267,853
Foreign tax reclaims	2,911,746	58,313	—	—
Prepaid expenses and other assets	84,980	33,054	41,582	52,428
Total assets	2,237,201,652	30,464,093	156,385,575	594,981,160
LIABILITIES
Gross unrealized depreciation - futures contracts (Note 6)	—	—	32,276	131,492
Payables:
Investments purchased	12,626	—	11,420,525	55,810,804
Fund shares redeemed	15,728,644	451,258	46,259	136,524
Distribution to shareholders	—	—	356,754	1,317,647
Accrued Liabilities:
Non-U.S. Deferred tax	4,536,483	—	—	—
Investment advisory fees, net	1,205,698	—	35,662	132,321
Service fees	2,775	149	5,944	260
Administration, accounting and transfer agent fees	97,473	2,008	10,155	27,069
Business management fees	92,746	1,248	5,944	22,054
Trustee fees	15,611	211	1,016	3,796
Distribution fees	—	—	356	—
Professional fees	25,686	18,524	23,663	23,955
Custodian fees	48,803	6,438	2,080	3,998
Line of credit commitment fees	577	8	38	141
Other liabilities	13,359	6,879	7,851	10,013
Total Liabilities	21,780,481	486,723*	11,948,523	57,620,074
*See Note 3 regarding contingent liabilities related to expenses waived by the Adviser.
NET ASSETS	$2,215,421,171	$29,977,370	$144,437,052	$537,361,086
COMPONENTS OF NET ASSETS
Paid-in capital	$1,461,854,680	$23,882,017	$160,300,352	$672,977,836
Total distributable earnings (loss)	753,566,491	6,095,353	(15,863,300)	(135,616,750)
Net assets	$2,215,421,171	$29,977,370	$144,437,052	$537,361,086

The accompanying notes are an integral part of these financial statements.

51

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026(Continued)

	Brown Advisory Global Leaders Fund	Brown Advisory Sustainable International Leaders Fund	Brown Advisory Intermediate Income Fund	Brown Advisory Sustainable Bond Fund
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$2,194,527,240	$28,759,212	$—	$530,976,930
Shares outstanding (unlimited shares authorized)	78,343,436	2,533,041	—	63,033,238
Net asset value per share	$28.01	$11.35	$—	$8.42
Investor Shares:
Net assets	$20,893,931	$1,218,158	$142,705,370	$6,384,156
Shares outstanding (unlimited shares authorized)	749,220	107,694	14,650,223	757,447
Net asset value per share	$27.89	$11.31	$9.74	$8.43
Advisor Shares:
Net assets	$—	$—	$1,731,682	$—
Shares outstanding (unlimited shares authorized)	—	—	182,568	—
Net asset value per share	$—	$—	$9.49	$—

The accompanying notes are an integral part of these financial statements.

52

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026(Continued)

	Brown Advisory Maryland Bond Fund	Brown Advisory Tax-Exempt Bond Fund	Brown Advisory Tax-Exempt Sustainable Bond Fund	Brown Advisory Mortgage Securities Fund
ASSETS
Investments:
Total investments, at cost	$182,332,912	$1,291,756,587	$342,048,715	$346,693,082
Net unrealized appreciation (depreciation)	1,477,421	26,722,535	(527,080)	(6,886,386)
Total investments, at value	183,810,333	1,318,479,122	341,521,635	339,806,696
Cash - segregated	—	—	—	651
Cash deposit at broker - futures contracts (Note 6)	—	—	—	789,630
Gross unrealized appreciation - futures contracts (Note 6)	—	—	—	32,232
Receivables:
Investments sold	—	—	—	4,573,353
Fund shares sold	10,163	1,110,615	285,060	1,650
Interest and dividends	1,926,298	11,763,614	3,763,203	980,326
Prepaid expenses and other assets	15,293	76,760	28,935	38,356
Total assets	185,762,087	1,331,430,111	345,598,833	346,222,894
LIABILITIES
Floating rate note obligations, interest and fees	—	18,115,500	3,343,015	—
Gross unrealized depreciation - futures contracts (Note 6)	—	—	—	246,840
Payables:
Investments purchased	—	12,000,000	—	77,118,937
Fund shares redeemed	86,424	1,705,476	276,665	594,005
Distribution to shareholders	449,605	3,157,559	757,957	774,422
Accrued Liabilities:
Investment advisory fees	45,234	317,763	84,244	66,162
Service fees	7,539	1,139	14,041	29
Administration, accounting and transfer agent fees	8,596	53,564	16,314	21,805
Business management fees	7,539	52,961	14,041	11,027
Trustee fees	1,280	9,123	2,384	1,881
Professional fees	23,052	24,261	21,852	24,240
Custodian fees	905	6,510	1,902	4,190
Line of credit commitment fees	48	336	89	70
Other liabilities	6,610	10,483	7,447	8,359
Total liabilities	636,832	35,454,675	4,539,951	78,871,967
NET ASSETS	$ 185,125,255	$ 1,295,975,436	$341,058,882	$267,350,927
COMPONENTS OF NET ASSETS
Paid-in capital	$196,954,337	$ 1,373,640,107	$363,676,193	$310,091,026
Total distributable earnings (loss)	(11,829,082)	(77,664,671)	(22,617,311)	(42,740,099)
Net assets	$ 185,125,255	$ 1,295,975,436	$341,058,882	$267,350,927

The accompanying notes are an integral part of these financial statements.

53

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026(Continued)

	Brown Advisory Maryland Bond Fund	Brown Advisory Tax-Exempt Bond Fund	Brown Advisory Tax-Exempt Sustainable Bond Fund	Brown Advisory Mortgage Securities Fund
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$—	$1,267,542,782	$—	$266,637,942
Shares outstanding (unlimited shares authorized)	—	134,123,655	—	29,457,454
Net asset value per share	$—	$9.45	$—	$9.05
Investor Shares:
Net assets	$185,125,255	$28,432,654	$341,058,882	$712,985
Shares outstanding (unlimited shares authorized)	18,608,317	3,006,808	37,343,399	78,628
Net asset value per share	$9.95	$9.46	$9.13	$9.07
Advisor Shares:
Net assets	$—	$—	$—	$—
Shares outstanding (unlimited shares authorized)	—	—	—	—
Net asset value per share	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

54

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026(Continued)

	Brown Advisory - WMC Strategic European Equity Fund	Brown Advisory Emerging Markets Select Fund	Brown Advisory - Beutel Goodman Large-Cap Value Fund	Brown Advisory - WMC Japan Equity Fund
ASSETS
Investments:
Total investments, at cost	$ 538,659,833	$696,965,411	$628,987,216	$660,691,654
Net unrealized appreciation (depreciation)	134,822,411	334,485,048	245,837,387	75,719,506
Total investments, at value	673,482,244	1,031,450,459	874,824,603	736,411,160
Cash	—	357,041	—	—
Foreign currency (Cost of $266, $635,876, $—, and $24,702, respectively.)	267	635,679	—	24,634
Receivables:
Investments sold	5,346,816	—	4,256,034	2,890,247
Fund shares sold	574,525	2,373,311	5,998	4,841,061
Interest and dividends	1,718,347	2,971,913	1,898,617	2,921,571
Foreign tax reclaims	2,305,505	17,953	77,509	73,641
Prepaid expenses and other assets	51,323	57,762	58,915	44,397
Total assets	683,479,027	1,037,864,118	881,121,676	747,206,711
LIABILITIES
Payables:
Investments purchased	1,853,627	64,389	—	7,416,147
Fund shares redeemed	5,167,507	253,619	2,362,717	314,921
Accrued Liabilities:
Non-U.S. deferred tax	—	776,906	—	—
Investment advisory fees	518,275	757,974	340,298	466,148
Service fees	7,839	856	1,748	20
Administration, accounting and transfer agent fees	32,853	42,919	39,189	28,967
Business management fees	28,793	42,110	37,811	29,134
Line of credit commitment fees	178	266	229	191
Trustee fees	4,880	7,102	6,173	4,993
Distribution fees	2,047	73	—	—
Professional fees	24,704	25,090	23,811	17,791
Custodian fees	26,717	111,208	8,152	18,723
Other liabilities	11,408	10,754	10,954	8,317
Total liabilities	7,678,828	2,093,266	2,831,082	8,305,352
NET ASSETS	$ 675,800,199	$ 1,035,770,852	$878,290,594	$738,901,359
COMPONENTS OF NET ASSETS
Paid-in capital	$498,740,876	$687,263,117	$539,647,297	$613,087,567
Total distributable earnings (loss)	177,059,323	348,507,735	338,643,297	125,813,792
Net assets	$ 675,800,199	$ 1,035,770,852	$878,290,594	$738,901,359

The accompanying notes are an integral part of these financial statements.

55

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026(Continued)

	Brown Advisory - WMC Strategic European Equity Fund	Brown Advisory Emerging Markets Select Fund	Brown Advisory - Beutel Goodman Large-Cap Value Fund	Brown Advisory - WMC Japan Equity Fund
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$ 614,323,478	$1,028,830,764	$864,389,569	$738,736,604
Shares outstanding (unlimited shares authorized)	34,495,858	58,241,149	53,836,503	55,980,513
Net asset value per share	$17.81	$17.67	$16.06	$13.20
Investor Shares:
Net assets	$52,118,218	$6,587,904	$13,901,025	$164,755
Shares outstanding (unlimited shares authorized)	2,936,576	373,530	869,241	12,503
Net asset value per share	$17.75	$17.64	$15.99	$13.18
Advisor Shares:
Net assets	$9,358,503	$352,184	$—	$—
Shares outstanding (unlimited shares authorized)	536,571	19,932	—	—
Net asset value per share	$17.44	$17.67	$—	$—

The accompanying notes are an integral part of these financial statements.

56

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

	Brown Advisory Growth Equity Fund	Brown Advisory Flexible Equity Fund	Brown Advisory Sustainable Growth Fund
INVESTMENT INCOME
Dividend income	$2,553,782	$10,000,378	$41,612,857
Less: foreign taxes withheld	(7,637)	(300,260)	(602,828)
Total investment income	2,546,145	9,700,118	41,010,029
EXPENSES
Investment advisory fees	2,585,325	4,203,169	34,527,261
Service fees - Investor Shares (Note 3)	368,311	848,026	2,542,658
Business management fees	215,444	500,807	3,283,739
Administration, accounting and transfer agent fees	103,726	234,987	1,568,351
Registration fees	66,875	51,937	113,093
Miscellaneous expenses	56,632	55,976	324,107
Professional fees	40,825	68,003	303,481
Trustee fees	24,092	51,799	361,478
Custodian fees	21,137	32,749	217,439
Distribution fees - Advisor Shares (Note 3)	19,740	21,987	875,422
Service fees - Advisor Shares (Note 3)	11,844	13,192	525,253
Insurance fees	7,821	12,064	106,068
Line of credit commitment fees (Note 7)	431	1,329	6,555
Total expenses	3,522,203	6,096,025	44,754,905
Net investment income (loss)	(976,058)	3,604,093	(3,744,876)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	188,328,427	90,714,118	1,918,701,115
Net change in unrealized appreciation (depreciation) on investments	(190,889,109)	3,466,620	(1,999,395,706)
Net realized and unrealized gain (loss)	(2,560,682)	94,180,738	(80,694,591)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,536,740)	$97,784,831	$(84,439,467)

The accompanying notes are an integral part of these financial statements.

57

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026(Continued)

	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Sustainable Small-Cap Core Fund	Brown Advisory Sustainable Value Fund
INVESTMENT INCOME
Dividend income	$3,034,743	$15,783,328	$988,522	$3,350,956
Less: foreign taxes withheld	(40,235)	(8,957)	(1,908)	(99,149)
Interest Income	120,548	—	—	—
Total investment income	3,115,056	15,774,371	986,614	3,251,807
EXPENSES
Investment advisory fees	5,964,342	10,027,898	895,228	1,058,667
Service fees - Investor Shares (Note 3)	474,299	806,048	11,904	1,122
Business management fees	350,844	589,876	52,661	88,222
Administration, accounting and transfer agent fees	167,371	278,645	28,942	43,958
Miscellaneous expenses	66,223	73,027	35,939	37,093
Registration fees	63,881	55,833	35,024	35,588
Professional fees	56,103	76,757	23,270	25,616
Trustee fees	39,061	61,438	5,397	9,026
Custodian fees	28,150	48,313	15,127	8,643
Distribution fees - Advisor Shares (Note 3)	16,111	4,716	—	—
Insurance fees	12,415	14,571	1,206	1,928
Service fees - Advisor Shares (Note 3)	9,667	2,830	—	—
Line of credit commitment fees (Note 7)	808	1,571	153	250
Total Expenses	7,249,275	12,041,523	1,104,851	1,310,113
Expenses (waived) recovered by adviser - expense cap (Note 3)	—	—	(113,462)	(73,879)
Net expenses	7,249,275	12,041,523	991,389	1,236,234
Net investment income (loss)	(4,134,219)	3,732,848	(4,775)	2,015,573
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	135,444,674	155,133,733	12,403,254	7,471,295
Net change in unrealized appreciation (depreciation) on investments	(11,687,912)	184,156,896	15,681,749	22,913,005
Net realized and unrealized gain (loss)	123,756,762	339,290,629	28,085,003	30,384,300
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$119,622,543	$343,023,477	$28,080,228	$32,399,873

The accompanying notes are an integral part of these financial statements.

58

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026(Continued)

	Brown Advisory Global Leaders Fund	Brown Advisory Sustainable International Leaders Fund	Brown Advisory Intermediate Income Fund	Brown Advisory Sustainable Bond Fund
INVESTMENT INCOME
Dividend income	$36,001,183	$819,512	$198,671	$493,415
Less: foreign taxes withheld	(2,941,279)	(83,027)	—	—
Interest Income	—	—	5,551,262	25,918,472
Total investment income	33,059,904	736,485	5,749,933	26,411,887
EXPENSES
Investment advisory fees	15,902,686	292,401	406,335	1,693,553
Business management fees	1,223,284	19,493	67,723	282,259
Administration, accounting and transfer agent fees	597,694	13,149	53,877	164,337
Custodian fees	307,344	34,837	11,216	24,560
Professional fees	134,314	20,260	34,710	57,814
Miscellaneous expenses	130,994	55,753	36,669	52,599
Trustee fees	125,813	2,067	6,945	29,540
Registration fees	43,460	32,936	30,749	44,024
Service fees - Investor Shares (Note 3)	39,765	1,889	66,806	3,299
Insurance fees	28,134	516	1,557	6,925
Line of credit commitment fees (Note 7)	3,281	49	196	753
Interest expense on line of credit (Note 7)	3,102	2,759	—	—
Distribution fees - Advisor Shares (Note 3)	—	—	4,583	—
Service fees - Advisor Shares (Note 3)	—	—	917	—
Total Expenses	18,539,871	476,109	722,283	2,359,663
Expenses (waived) recovered by adviser - expense cap (Note 3)	—	(142,831)	—	—
Net expenses	18,539,871	333,278	722,283	2,359,663
Net investment income (loss)	14,520,033	403,207	5,027,650	24,052,224
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	70,366,210	2,530,937	(813,426)	1,551,330
Less: foreign capital gains taxes paid	(106,257)	—	—	—
Foreign currency translations	(199,554)	(13,924)	—	—
Futures contracts (Note 6)	—	—	(213,449)	(247,054)
Net realized gain (loss)	70,060,399	2,517,013	(1,026,875)	1,304,276
Net change in unrealized appreciation (depreciation) on:
Investments	(131,754,290)	(4,626,529)	345,111	(4,879,339)
Non-U.S. deferred tax on unrealized appreciation	(899,017)	—	—	—
Foreign currency translations	(71,571)	(3,971)	—	—
Futures contracts (Note 6)	—	—	10,438	(306,644)
Net change in unrealized appreciation (depreciation)	(132,724,878)	(4,630,500)	355,549	(5,185,983)
Net realized and unrealized gain (loss)	(62,664,479)	(2,113,487)	(671,326)	(3,881,707)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(48,144,446)	$(1,710,280)	$4,356,324	$ 20,170,517

The accompanying notes are an integral part of these financial statements.

59

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026(Continued)

	Brown Advisory Maryland Bond Fund	Brown Advisory Tax-Exempt Bond Fund	Brown Advisory Tax-Exempt Sustainable Bond Fund	Brown Advisory Mortgage Securities Fund
INVESTMENT INCOME
Dividend income	$112,399	$900,212	$411,348	$634,876
Interest Income	6,724,121	47,757,154	12,531,142	12,836,687
Total investment income	6,836,520	48,657,366	12,942,490	13,471,563
EXPENSES
Investment advisory fees	517,932	3,463,860	972,030	833,487
Service fees - Investor Shares (Note 3)	86,322	9,447	162,005	347
Business management fees	86,322	577,310	162,005	138,915
Administration, accounting and transfer agent fees	50,112	294,488	92,321	127,845
Miscellaneous expenses	32,418	62,906	39,034	40,745
Professional fees	30,759	76,452	36,393	42,711
Registration fees	13,072	43,837	29,320	36,531
Trustee fees	8,877	58,774	16,509	14,558
Custodian fees	5,379	35,833	10,610	25,685
Insurance fees	2,007	12,504	3,646	3,555
Line of credit commitment fees (Note 7)	246	1,716	471	377
Interest expense and fees on floating rate note obligations	—	213,219	8,016	—
Total expenses	833,446	4,850,346	1,532,360	1,264,756
Net investment income (loss)	6,003,074	43,807,020	11,410,130	12,206,807
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(653,197)	2,929,532	141,705	(3,594,567)
Futures contracts (Note 6)	—	—	—	(190,578)
Net realized gain (loss)	(653,197)	2,929,532	141,705	(3,785,145)
Net change in unrealized appreciation (depreciation) on:
Investments	5,710,212	28,177,736	7,183,405	4,478,918
Futures contracts (Note 6)	—	—	—	358,937
Net change in unrealized appreciation (depreciation)	5,710,212	28,177,736	7,183,405	4,837,855
Net realized and unrealized gain (loss)	5,057,015	31,107,268	7,325,110	1,052,710
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$11,060,089	$74,914,288	$18,735,240	$ 13,259,517

The accompanying notes are an integral part of these financial statements.

60

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026(Continued)

	Brown Advisory - WMC Strategic European Equity Fund	Brown Advisory Emerging Markets Select Fund	Brown Advisory - Beutel Goodman Large-Cap Value Fund	Brown Advisory - WMC Japan Equity Fund
INVESTMENT INCOME
Dividend income	$19,926,811	$21,504,458	$29,922,462	$15,015,580
Less: foreign taxes withheld	(1,559,443)	(2,104,277)	—	(1,366,274)
Interest Income	4,104	240	—	136
Total investment income	18,371,472	19,400,421	29,922,462	13,649,442
EXPENSES
Investment advisory fees	6,490,081	7,515,493	5,755,515	4,104,830
Business management fees	360,560	417,527	639,502	256,552
Administration, accounting and transfer agent fees	189,989	215,993	302,413	134,064
Custodian fees	164,217	595,363	54,010	117,054
Service fees - Investor Shares (Note 3)	103,786	8,723	23,910	237
Miscellaneous expenses	63,761	143,908	64,690	42,540
Registration fees	57,749	49,206	50,498	46,028
Professional fees	56,154	155,801	79,475	41,016
Distribution fees - Advisor Shares (Note 3)	38,778	777	—	—
Trustee fees	36,460	41,363	70,367	24,272
Service fees - Advisor Shares (Note 3)	23,267	466	—	—
Interest expense on line of credit (Note 7)	7,945	1,371	—	—
Insurance fees	6,931	7,999	21,187	2,966
Line of credit commitment fees (Note 7)	983	1,300	1,432	874
Total Expenses	7,600,661	9,155,290	7,062,999	4,770,433
Expenses (waived) recovered by adviser - expense cap (Note 3)	—	—	—	12,480
Net expenses	7,600,661	9,155,290	7,062,999	4,782,913
Net investment income (loss)	10,770,811	10,245,131	22,859,463	8,866,529
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	68,045,116	81,126,785	225,827,606	56,691,590
Less: foreign capital gains taxes paid	—	(1,261,505)	—	—
Foreign currency translations	(21,999)	162,711	—	(328,877)
Net realized gain (loss)	68,023,117	80,027,991	225,827,606	56,362,713
Net change in unrealized appreciation (depreciation) on:
Investments	(34,953,077)	185,812,671	(66,328,216)	53,568,485
Non-U.S. deferred tax on unrealized appreciation	—	3,665,302	—	—
Foreign currency translations	(117,000)	(26,566)	—	(31,951)
Net change in unrealized appreciation (depreciation)	(35,070,077)	189,451,407	(66,328,216)	53,536,534
Net realized and unrealized gain (loss)	32,953,040	269,479,398	159,499,390	109,899,247
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$43,723,851	$ 279,724,529	$ 182,358,853	$118,765,776

The accompanying notes are an integral part of these financial statements.

61

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Brown Advisory Growth Equity Fund		Brown Advisory Flexible Equity Fund
	Fiscal Year Ended June 30,		Fiscal Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS
Net investment income (loss)	$(976,058)	$(1,844,494)	$3,604,093	$2,873,662
Net realized gain (loss)	188,328,427	374,820,277	90,714,118	73,830,977
Net change in unrealized appreciation (depreciation)	(190,889,109)	(248,887,226)	3,466,620	64,613,275
Increase (decrease) in net assets from operations	(3,536,740)	124,088,557	97,784,831	141,317,914
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(84,198,164)	(191,713,498)	(24,643,444)	(20,214,575)
Investor Shares	(115,307,001)	(257,849,015)	(32,587,932)	(26,919,046)
Advisor Shares	(3,450,156)	(10,242,610)	(504,783)	(325,084)
Total distributions from earnings	(202,955,321)	(459,805,123)	(57,736,159)	(47,458,705)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	11,629,980	27,630,911	27,821,566	68,379,031
Investor Shares	20,970,992	23,865,804	14,798,482	16,638,643
Advisor Shares	1,504,500	10,717,941	189,048	1,816,198
Reinvestment of distributions:
Institutional Shares	76,475,774	154,769,055	11,197,960	13,034,043
Investor Shares	104,157,238	206,503,060	8,699,336	17,158,576
Advisor Shares	2,375,824	8,562,473	452,993	277,765
Redemption of shares:
Institutional Shares	(160,136,604)	(272,687,028)	(69,367,754)	(59,080,109)
Investor Shares	(173,171,536)	(308,792,852)	(71,262,211)	(46,210,251)
Advisor Shares	(7,494,857)	(14,447,622)	(2,785,214)	(1,046,250)
Redemption fees:
Institutional Shares	6,248	22,112	—	1,399
Investor Shares	8,934	27,360	—	1,913
Advisor Shares	284	932	—	25
Increase (decrease) from capital share transactions	(123,673,223)	(163,827,854)	(80,255,794)	10,970,983
Increase (decrease) in net assets	(330,165,284)	(499,544,420)	(40,207,122)	104,830,192
NET ASSETS
Beginning of period	644,860,049	1,144,404,469	1,031,226,798	926,396,606
End of period	$314,694,765	$644,860,049	$991,019,676	$1,031,226,798
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,013,375	1,199,000	640,419	1,648,325
Investor Shares	1,724,256	1,133,463	342,810	404,030
Advisor Shares	169,252	648,088	4,368	46,452
Reinvestment of distributions:
Institutional Shares	8,075,583	8,531,921	262,491	306,836
Investor Shares	11,585,900	11,971,192	204,855	405,268
Advisor Shares	324,566	607,699	10,751	6,605
Redemption of shares:
Institutional Shares	(12,063,610)	(11,550,406)	(1,609,954)	(1,415,754)
Investor Shares	(14,264,299)	(14,739,257)	(1,658,495)	(1,114,809)
Advisor Shares	(625,975)	(990,180)	(64,388)	(25,651)
Increase (decrease) in shares outstanding	(4,060,952)	(3,188,480)	(1,867,143)	261,302

The accompanying notes are an integral part of these financial statements.

62

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Sustainable Growth Fund		Brown Advisory Small-Cap Growth Fund
	Fiscal Year Ended June 30,		Fiscal Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS
Net investment income (loss)	$(3,744,876)	$(13,350,917)	$(4,134,219)	$(6,641,746)
Net realized gain (loss)	1,918,701,115	1,092,130,280	135,444,674	152,373,024
Net change in unrealized appreciation (depreciation)	(1,999,395,706)	(144,787,956)	(11,687,912)	(114,472,526)
Increase (decrease) in net assets from operations	(84,439,467)	933,991,407	119,622,543	31,258,752
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(968,527,694)	(342,901,666)	(62,619,268)	(38,524,053)
Investor Shares	(360,671,367)	(133,279,990)	(53,153,821)	(42,930,108)
Advisor Shares	(74,174,683)	(22,893,830)	(1,058,909)	(442,251)
Total distributions from earnings	(1,403,373,744)	(499,075,486)	(116,831,998)	(81,896,412)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	553,702,443	1,182,844,474	44,673,327	85,345,430
Investor Shares	196,514,586	379,131,057	12,377,580	66,950,868
Advisor Shares	14,128,042	36,536,239	521,857	500,929
Reinvestment of distributions:
Institutional Shares	640,232,357	253,752,368	46,456,552	30,028,509
Investor Shares	337,802,914	124,171,709	21,730,361	34,570,233
Advisor Shares	66,195,906	20,510,704	869,641	364,416
Redemption of shares:
Institutional Shares	(3,764,258,458)	(2,196,433,036)	(296,191,104)	(386,485,998)
Investor Shares	(1,191,717,107)	(1,066,330,187)	(169,621,232)	(467,255,571)
Advisor Shares	(105,876,537)	(95,237,119)	(1,952,141)	(1,734,745)
Redemption fees:
Institutional Shares	3,112	22,039	43	1,928
Investor Shares	1,112	8,263	36	1,713
Advisor Shares	209	1,400	1	25
Increase (decrease) from capital share transactions	(3,253,271,421)	(1,361,022,089)	(341,135,079)	(637,712,263)
Increase (decrease) in net assets	(4,741,084,632)	(926,106,168)	(338,344,534)	(688,349,923)
NET ASSETS
Beginning of period	9,027,770,024	9,953,876,192	932,266,930	1,620,616,853
End of period	$4,286,685,392	$9,027,770,024	$593,922,396	$932,266,930
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	11,330,482	21,875,812	1,064,008	1,878,589
Investor Shares	3,930,584	7,058,545	589,468	2,935,756
Advisor Shares	296,249	703,450	26,996	23,178
Reinvestment of distributions:
Institutional Shares	14,030,952	4,461,972	1,197,025	640,403
Investor Shares	7,616,751	2,230,897	1,130,024	1,486,252
Advisor Shares	1,563,806	381,453	48,100	16,617
Redemption of shares:
Institutional Shares	(77,353,053)	(40,533,485)	(6,912,893)	(8,696,507)
Investor Shares	(25,059,449)	(20,066,781)	(7,969,834)	(21,912,379)
Advisor Shares	(2,264,939)	(1,890,935)	(98,287)	(81,855)
Increase (decrease) in shares outstanding	(65,908,617)	(25,779,072)	(10,925,393)	(23,709,946)

The accompanying notes are an integral part of these financial statements.

63

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Small-Cap Fundamental Value Fund		Brown Advisory Sustainable Small-Cap Core Fund
	Fiscal Year Ended June 30,		Fiscal Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS
Net investment income (loss)	$3,732,848	$10,119,013	$(4,775)	$152,403
Net realized gain (loss)	155,133,733	158,915,432	12,403,254	487,721
Net change in unrealized appreciation (depreciation)	184,156,896	(115,844,686)	15,681,749	4,762,026
Increase (decrease) in net assets from operations	343,023,477	53,189,759	28,080,228	5,402,150
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(77,436,719)	(114,272,275)	(3,871,641)	(671,378)
Investor Shares	(65,770,765)	(95,475,678)	(324,619)	(50,008)
Advisor Shares	(221,613)	(376,775)	—	—
Total distributions from earnings	(143,429,097)	(210,124,728)	(4,196,260)	(721,386)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	89,651,938	117,871,522	30,365,144	34,388,090
Investor Shares	15,549,706	45,388,613	1,970,899	3,033,559
Advisor Shares	18,768	31,152	—	—
Reinvestment of distributions:
Institutional Shares	35,511,699	67,547,544	2,475,528	268,090
Investor Shares	39,406,019	57,607,026	324,480	49,986
Advisor Shares	211,852	359,801	—	—
Redemption of shares:
Institutional Shares	(176,749,094)	(192,892,531)	(38,567,570)	(16,488,544)
Investor Shares	(149,060,302)	(113,875,715)	(1,219,694)	(3,459,901)
Advisor Shares	(300,020)	(1,937,957)	—	—
Redemption fees:
Institutional Shares	—	873	2	4
Investor Shares	—	751	—	—
Advisor Shares	—	3	—	—
Increase (decrease) from capital share transactions	(145,759,434)	(19,898,918)	(4,651,211)	17,791,284
Increase (decrease) in net assets	53,834,946	(176,833,887)	19,232,757	22,472,048
NET ASSETS
Beginning of period	1,177,998,140	1,354,832,027	99,422,927	76,950,879
End of period	$ 1,231,833,086	$1,177,998,140	$118,655,684	$99,422,927
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	3,113,710	4,049,300	2,735,949	3,388,244
Investor Shares	549,982	1,563,530	177,855	304,464
Advisor Shares	671	1,088	—	—
Reinvestment of distributions:
Institutional Shares	1,304,635	2,227,110	228,573	25,609
Investor Shares	1,452,648	1,902,688	30,072	4,817
Advisor Shares	7,901	12,037	—	—
Redemption of shares:
Institutional Shares	(6,145,344)	(6,988,893)	(3,463,737)	(1,647,207)
Investor Shares	(5,236,870)	(4,045,311)	(106,880)	(348,134)
Advisor Shares	(10,534)	(65,205)	—	—
Increase (decrease) in shares outstanding	(4,963,201)	(1,343,656)	(398,168)	1,727,793

The accompanying notes are an integral part of these financial statements.

64

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Sustainable Value Fund		Brown Advisory Global Leaders Fund
	Fiscal Year Ended June 30,		Fiscal Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS
Net investment income (loss)	$2,015,573	$1,761,577	$14,520,033	$12,180,541
Net realized gain (loss)	7,471,295	2,032,574	70,060,399	76,565,073
Net change in unrealized appreciation (depreciation)	22,913,005	13,274,467	(132,724,878)	254,958,749
Increase (decrease) in net assets from operations	32,399,873	17,068,618	(48,144,446)	343,704,363
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(3,832,444)	(2,788,977)	(136,503,000)	(10,854,902)
Investor Shares	(15,178)	(19,486)	(1,504,305)	(105,331)
Total distributions from earnings	(3,847,622)	(2,808,463)	(138,007,305)	(10,960,233)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	27,294,684	64,934,572	460,961,102	343,737,328
Investor Shares	156,470	811,349	8,754,012	12,518,373
Reinvestment of distributions:
Institutional Shares	1,522,530	1,119,990	73,151,633	2,932,684
Investor Shares	12,612	9,693	1,247,249	88,388
Redemption of shares:
Institutional Shares	(26,367,051)	(22,054,797)	(544,815,351)	(212,150,869)
Investor Shares	(237,817)	(839,804)	(15,389,565)	(21,238,483)
Redemption fees:
Institutional Shares	—	—	397	1,619
Investor Shares	—	—	5	22
Increase (decrease) from capital share transactions	2,381,428	43,981,003	(16,090,518)	125,889,062
Increase (decrease) in net assets	30,933,679	58,241,158	(202,242,269)	458,633,192
NET ASSETS
Beginning of period	158,641,914	100,400,756	2,417,663,440	1,959,030,248
End of period	$ 189,575,593	$158,641,914	$2,215,421,171	$2,417,663,440
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,901,454	5,057,739	15,823,229	12,545,452
Investor Shares	10,757	61,876	297,206	442,394
Reinvestment of distributions:
Institutional Shares	104,156	85,098	2,519,384	107,899
Investor Shares	866	742	43,135	3,262
Redemption of shares:
Institutional Shares	(1,796,307)	(1,700,173)	(19,330,488)	(7,754,293)
Investor Shares	(15,803)	(64,414)	(536,538)	(753,716)
Increase (decrease) in shares outstanding	205,123	3,440,868	(1,184,072)	4,590,998

The accompanying notes are an integral part of these financial statements.

65

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Sustainable International Leaders Fund		Brown Advisory Intermediate Income Fund
	Fiscal Year Ended June 30,		Fiscal Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS
Net investment income (loss)	$403,207	$350,001	$5,027,650	$4,544,801
Net realized gain (loss)	2,517,013	1,038,297	(1,026,875)	(2,915,916)
Net change in unrealized appreciation (depreciation)	(4,630,500)	4,432,432	355,549	5,698,101
Increase (decrease) in net assets from operations	(1,710,280)	5,820,730	4,356,324	7,326,986
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(1,511,154)	(376,141)	—	—
Investor Shares	(48,112)	(19,395)	(5,034,688)	(4,461,623)
Advisor Shares	—	—	(65,527)	(88,449)
Total distributions from earnings	(1,559,266)	(395,536)	(5,100,215)	(4,550,072)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	13,763,974	12,713,628	—	—
Investor Shares	505,280	215,487	36,738,075	27,835,948
Advisor Shares	—	—	26,472	423,407
Reinvestment of distributions:
Institutional Shares	681,071	139,020	—	—
Investor Shares	45,368	19,395	1,151,769	996,948
Advisor Shares	—	—	60,399	83,764
Redemption of shares:
Institutional Shares	(23,462,090)	(14,086,090)	—	—
Investor Shares	(308,372)	(1,198,561)	(20,979,873)	(18,151,384)
Advisor Shares	—	—	(398,571)	(1,787,067)
Redemption fees:
Institutional Shares	—	—	—	—
Investor Shares	—	—	—	476
Advisor Shares	—	—	—	12
Increase (decrease) from capital share transactions	(8,774,769)	(2,197,121)	16,598,271	9,402,104
Increase (decrease) in net assets	(12,044,315)	3,228,073	15,854,380	12,179,018
NET ASSETS
Beginning of period	42,021,685	38,793,612	128,582,672	116,403,654
End of period	$29,977,370	$42,021,685	$144,437,052	$128,582,672
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,168,375	1,136,431	—	—
Investor Shares	42,880	19,590	3,721,120	2,850,714
Advisor Shares	—	—	2,734	45,004
Reinvestment of distributions:
Institutional Shares	58,183	12,998	—	—
Investor Shares	3,890	1,825	117,207	102,573
Advisor Shares	—	—	6,309	8,826
Redemption of shares:
Institutional Shares	(2,034,363)	(1,250,502)	—	—
Investor Shares	(26,401)	(109,235)	(2,128,385)	(1,860,634)
Advisor Shares	—	—	(41,657)	(190,630)
Increase (decrease) in shares outstanding	(787,436)	(188,893)	1,677,328	955,853

The accompanying notes are an integral part of these financial statements.

66

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Sustainable Bond Fund		Brown Advisory Maryland Bond Fund
	Fiscal Year Ended June 30,		Fiscal Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS
Net investment income (loss)	$24,052,224	$25,698,314	$6,003,074	$5,373,722
Net realized gain (loss)	1,304,276	(5,773,575)	(653,197)	(2,776,437)
Net change in unrealized appreciation (depreciation)	(5,185,983)	11,374,572	5,710,212	397,987
Increase (decrease) in net assets from operations	20,170,517	31,299,311	11,060,089	2,995,272
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(24,049,415)	(25,512,359)	—	—
Investor Shares	(279,876)	(318,340)	(6,239,584)	(5,785,999)
Total distributions from earnings	(24,329,291)	(25,830,699)	(6,239,584)	(5,785,999)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	81,238,691	163,113,676	—	—
Investor Shares	2,008,370	2,852,804	52,019,193	31,300,424
Reinvestment of distributions:
Institutional Shares	7,329,234	7,483,922	—	—
Investor Shares	257,590	285,547	1,058,428	967,026
Redemption of shares:
Institutional Shares	(122,964,537)	(156,539,855)	—	—
Investor Shares	(2,160,866)	(5,101,558)	(37,056,730)	(33,854,770)
Redemption fees:
Institutional Shares	1	1,796	—	—
Investor Shares	—	26	—	—
Increase (decrease) from capital share transactions	(34,291,517)	12,096,358	16,020,891	(1,587,320)
Increase (decrease) in net assets	(38,450,291)	17,564,970	20,841,396	(4,378,047)
NET ASSETS
Beginning of period	575,811,377	558,246,407	164,283,859	168,661,906
End of period	$537,361,086	$575,811,377	$185,125,255	$164,283,859
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	9,517,921	19,127,845	—	—
Investor Shares	233,703	336,708	5,278,819	3,180,589
Reinvestment of distributions:
Institutional Shares	861,002	880,775	—	—
Investor Shares	30,229	33,564	107,325	98,420
Redemption of shares:
Institutional Shares	(14,397,241)	(18,473,267)	—	—
Investor Shares	(252,240)	(600,073)	(3,766,700)	(3,435,667)
Increase (decrease) in shares outstanding	(4,006,626)	1,305,552	1,619,444	(156,658)

The accompanying notes are an integral part of these financial statements.

67

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Tax-Exempt Bond Fund		Brown Advisory Tax-Exempt Sustainable Bond Fund
	Fiscal Year Ended June 30,		Fiscal Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS
Net investment income (loss)	$43,807,020	$39,183,601	$11,410,130	$10,442,777
Net realized gain (loss)	2,929,532	(13,150,539)	141,705	(7,176,519)
Net change in unrealized appreciation (depreciation)	28,177,736	(3,972,838)	7,183,405	2,994,537
Increase (decrease) in net assets from operations	74,914,288	22,060,224	18,735,240	6,260,795
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(43,591,550)	(39,486,775)	—	—
Investor Shares	(717,013)	(414,946)	(11,410,233)	(10,442,805)
Total distributions from earnings	(44,308,563)	(39,901,721)	(11,410,233)	(10,442,805)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	419,207,663	367,248,793	—	—
Investor Shares	22,704,491	5,214,510	89,877,293	89,777,141
Reinvestment of distributions:
Institutional Shares	8,768,696	7,605,036	—	—
Investor Shares	647,432	366,798	2,513,923	2,176,514
Redemption of shares:
Institutional Shares	(199,052,161)	(258,670,892)	—	—
Investor Shares	(6,847,558)	(3,805,129)	(50,403,781)	(77,045,306)
Redemption fees:
Institutional Shares	—	—	—	—
Investor Shares	—	—	—	6,046
Increase (decrease) from capital share transactions	245,428,563	117,959,116	41,987,435	14,914,395
Increase (decrease) in net assets	276,034,288	100,117,619	49,312,442	10,732,385
NET ASSETS
Beginning of period	1,019,941,148	919,823,529	291,746,440	281,014,055
End of period	$ 1,295,975,436	$1,019,941,148	$341,058,882	$291,746,440
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	44,588,096	39,483,833	—	—
Investor Shares	2,423,025	561,326	9,899,802	10,015,551
Reinvestment of distributions:
Institutional Shares	933,301	817,956	—	—
Investor Shares	68,788	39,439	277,075	240,909
Redemption of shares:
Institutional Shares	(21,264,791)	(28,057,817)	—	—
Investor Shares	(728,165)	(412,441)	(5,560,853)	(8,618,576)
Increase (decrease) in shares outstanding	26,020,254	12,432,296	4,616,024	1,637,884

The accompanying notes are an integral part of these financial statements.

68

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Mortgage Securities Fund		Brown Advisory - WMC Strategic European Equity Fund
	Fiscal Year Ended June 30,		Fiscal Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS
Net investment income (loss)	$12,206,807	$12,517,379	$10,770,811	$9,595,932
Net realized gain (loss)	(3,785,145)	(862,853)	68,023,117	41,901,604
Net change in unrealized appreciation (depreciation)	4,837,855	5,540,877	(35,070,077)	106,649,063
Increase (decrease) in net assets from operations	13,259,517	17,195,403	43,723,851	158,146,599
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(12,539,075)	(12,826,285)	(46,266,777)	(16,478,230)
Investor Shares	(31,010)	(38,968)	(4,829,627)	(780,414)
Advisor Shares	—	—	(1,128,109)	(146,124)
Total distributions from earnings	(12,570,085)	(12,865,253)	(52,224,513)	(17,404,768)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	46,012,240	41,600,493	153,788,841	207,302,542
Investor Shares	79,582	863,223	17,141,355	90,082,427
Advisor Shares	—	—	3,795,210	16,325,526
Reinvestment of distributions:
Institutional Shares	3,538,979	3,492,985	23,999,274	9,270,962
Investor Shares	24,301	32,436	4,686,595	699,928
Advisor Shares	—	—	915,475	135,130
Redemption of shares:
Institutional Shares	(72,587,085)	(45,597,034)	(129,880,030)	(76,485,107)
Investor Shares	(83,238)	(990,822)	(59,755,936)	(28,319,129)
Advisor Shares	—	—	(14,454,759)	(2,783,878)
Redemption fees:
Institutional Shares	—	39	1,740	6,707
Investor Shares	—	—	278	928
Advisor Shares	—	—	58	164
Increase (decrease) from capital share transactions	(23,015,221)	(598,680)	238,101	216,236,200
Increase (decrease) in net assets	(22,325,789)	3,731,470	(8,262,561)	356,978,031
NET ASSETS
Beginning of period	289,676,716	285,945,246	684,062,760	327,084,729
End of period	$267,350,927	$289,676,716	$675,800,199	$684,062,760
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	5,034,501	4,567,684	8,362,206	13,350,689
Investor Shares	8,716	96,786	948,156	5,760,933
Advisor Shares	—	—	212,885	1,021,020
Reinvestment of distributions:
Institutional Shares	387,643	386,861	1,328,866	680,125
Investor Shares	2,657	3,582	260,578	51,976
Advisor Shares	—	—	51,804	10,183
Redemption of shares:
Institutional Shares	(7,936,479)	(5,046,948)	(7,088,638)	(5,129,185)
Investor Shares	(9,160)	(110,417)	(3,264,589)	(1,777,712)
Advisor Shares	—	—	(807,923)	(174,937)
Increase (decrease) in shares outstanding	(2,512,122)	(102,452)	3,345	13,793,092

The accompanying notes are an integral part of these financial statements.

69

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Emerging Markets Select Fund		Brown Advisory - Beutel Goodman Large-Cap Value Fund
	Fiscal Year Ended June 30,		Fiscal Year Ended June 30,
	2026	2025	2026	2025
OPERATIONS
Net investment income (loss)	$10,245,131	$12,076,111	$22,859,463	$35,246,637
Net realized gain (loss)	80,027,991	17,634,211	225,827,606	14,982,562
Net change in unrealized appreciation (depreciation)	189,451,407	40,005,186	(66,328,216)	(22,012,402)
Increase (decrease) in net assets from operations	279,724,529	69,715,508	182,358,853	28,216,797
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(13,464,187)	(11,936,670)	(80,971,941)	(149,863,011)
Investor Shares	(94,025)	(91,912)	(1,007,965)	(1,445,079)
Advisor Shares	(3,627)	(3,598)	—
Total distributions from earnings	(13,561,839)	(12,032,180)	(81,979,906)	(151,308,090)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	181,581,930	118,192,433	54,295,527	250,474,920
Investor Shares	1,217,734	2,268,655	2,281,578	4,667,458
Advisor Shares	158,606	42,820	—	—
Reinvestment of distributions:
Institutional Shares	3,118,973	2,679,950	30,565,956	98,185,457
Investor Shares	93,818	89,778	905,153	1,315,220
Advisor Shares	3,627	3,597	—	—
Redemption of shares:
Institutional Shares	(79,927,231)	(140,615,689)	(969,792,526)	(467,292,327)
Investor Shares	(1,389,335)	(1,096,032)	(8,769,800)	(3,385,388)
Advisor Shares	(161,195)	(37,335)	—	—
Redemption fees:
Institutional Shares	—	—	1	3,481
Investor Shares	—	—	—	34
Advisor Shares	—	—	—	—
Increase (decrease) from capital share transactions	104,696,927	(18,471,823)	(890,514,111)	(116,031,145)
Increase (decrease) in net assets	370,859,617	39,211,505	(790,135,164)	(239,122,438)
NET ASSETS
Beginning of period	664,911,235	625,699,730	1,668,425,758	1,907,548,196
End of period	$ 1,035,770,852	$664,911,235	$878,290,594	$1,668,425,758
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	11,646,239	9,795,447	3,634,746	16,480,798
Investor Shares	78,255	188,339	154,159	304,285
Advisor Shares	10,396	3,520	—	—
Reinvestment of distributions:
Institutional Shares	212,319	230,039	2,056,132	6,387,115
Investor Shares	6,391	7,713	61,295	86,271
Advisor Shares	246	308	—	—
Redemption of shares:
Institutional Shares	(5,208,856)	(11,750,202)	(65,123,581)	(32,146,777)
Investor Shares	(89,817)	(93,552)	(587,165)	(231,772)
Advisor Shares	(10,622)	(3,169)	—	—
Increase (decrease) in shares outstanding	6,644,551	(1,621,557)	(59,804,414)	(9,120,080)

The accompanying notes are an integral part of these financial statements.

70

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory - WMC Japan Equity Fund
	Fiscal Year Ended June 30,
	2026	2025*
OPERATIONS
Net investment income (loss)	$8,866,529	$1,946,400
Net realized gain (loss)	56,362,713	3,171,311
Net change in unrealized appreciation (depreciation)	53,536,534	22,155,756
Increase (decrease) in net assets from operations	118,765,776	27,273,467
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(18,972,065)	—
Investor Shares	(5,599)	—
Total distributions from earnings	(18,977,664)	—
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	349,224,461	284,640,349
Investor Shares	123,142	115,016
Reinvestment of distributions:
Institutional Shares	9,388,320	—
Investor Shares	4,930	—
Redemption of shares:
Institutional Shares	(25,815,156)	(5,720,933)
Investor Shares	(120,398)	—
Redemption fees:
Institutional Shares	49	—
Investor Shares	—	—
Increase (decrease) from capital share transactions	332,805,348	279,034,432
Increase (decrease) in net assets	432,593,460	306,307,899
NET ASSETS
Beginning of period	306,307,899	—
End of period	$ 738,901,359	$306,307,899
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	29,186,348	28,710,218
Investor Shares	10,786	11,668
Reinvestment of distributions:
Institutional Shares	791,607	—
Investor Shares	418	—
Redemption of shares:
Institutional Shares	(2,114,264)	(593,396)
Investor Shares	(10,369)	—
Increase (decrease) in shares outstanding	27,864,526	28,128,490

*	Inception date of Fund was September 30, 2024. Results of operations are for the period from October 1, 2024 to June 30, 2025.
The accompanying notes are an integral part of these financial statements.

71

Financial Highlights

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Growth Equity Fund:
Institutional Shares*
07/01/25	06/30/26	$18.71	$(0.02)	$(0.15)	$(0.17)	$—	$(8.20)	$(8.20)	$10.34	3.11%	$126,000	(0.13)%	0.72%	0.72%	48%
07/01/24	06/30/25	29.96	(0.03)	3.90	3.87	—	(15.12)	(15.12)	18.71	14.50	283,774	(0.12)	0.71	0.71	27
07/01/23	06/30/24	26.74	(0.02)	5.04	5.02	—	(1.80)	(1.80)	29.96	19.68	508,835	(0.06)	0.68	0.68	33
07/01/22	06/30/23	23.82	(0.03)	4.59	4.56	—	(1.64)	(1.64)	26.74	20.22	1,837,801	(0.14)	0.68	0.68	21
07/01/21	06/30/22	37.39	(0.09)	(9.01)	(9.10)	—	(4.47)	(4.47)	23.82	(27.88)	1,611,983	(0.26)	0.66	0.66	21
Investor Shares*
07/01/25	06/30/26	17.78	(0.04)	(0.14)	(0.18)	—	(7.79)	(7.79)	9.81	2.95	182,439	(0.28)	0.87	0.87	48
07/01/24	06/30/25	29.18	(0.06)	3.78	3.72	—	(15.12)	(15.12)	17.78	14.34	347,796	(0.27)	0.86	0.86	27
07/01/23	06/30/24	26.12	(0.06)	4.92	4.86	—	(1.80)	(1.80)	29.18	19.53	618,412	(0.21)	0.83	0.83	33
07/01/22	06/30/23	23.35	(0.07)	4.48	4.41	—	(1.64)	(1.64)	26.12	20.03	687,058	(0.29)	0.83	0.83	21
07/01/21	06/30/22	36.79	(0.13)	(8.84)	(8.97)	—	(4.47)	(4.47)	23.35	(28.02)	704,341	(0.41)	0.81	0.81	21
Advisor Shares*
07/01/25	06/30/26	14.50	(0.05)	(0.14)	(0.19)	—	(6.34)	(6.34)	7.97	2.58	6,256	(0.53)	1.12	1.12	48
07/01/24	06/30/25	26.36	(0.10)	3.36	3.26	—	(15.12)	(15.12)	14.50	14.04	13,290	(0.52)	1.11	1.11	27
07/01/23	06/30/24	23.82	(0.11)	4.45	4.34	—	(1.80)	(1.80)	26.36	19.22	17,158	(0.46)	1.08	1.08	33
07/01/22	06/30/23	21.48	(0.12)	4.10	3.98	—	(1.64)	(1.64)	23.82	19.76	13,873	(0.54)	1.08	1.08	21
07/01/21	06/30/22	34.27	(0.20)	(8.12)	(8.32)	—	(4.47)	(4.47)	21.48	(28.20)	13,940	(0.66)	1.06	1.06	21
Brown Advisory Flexible Equity Fund:
Institutional Shares*
07/01/25	06/30/26	43.65	0.19	4.24	4.43	(0.11)	(2.40)	(2.51)	45.57	10.54	425,195	0.45	0.52	0.52	17
07/01/24	06/30/25	39.64	0.16	5.88	6.04	(0.16)	(1.87)	(2.03)	43.65	15.41	438,173	0.38	0.52	0.52	17
07/01/23	06/30/24	31.94	0.16	8.51	8.67	(0.12)	(0.85)	(0.97)	39.64	27.63	376,594	0.46	0.53	0.53	15
07/01/22	06/30/23	27.31	0.13	5.55	5.68	(0.13)	(0.92)	(1.05)	31.94	21.44	259,933	0.45	0.54	0.54	12
07/01/21	06/30/22	34.26	0.09	(5.71)	(5.62)	(0.06)	(1.27)	(1.33)	27.31	(17.18)	196,675	0.29	0.53	0.53	10
Investor Shares*
07/01/25	06/30/26	43.49	0.13	4.21	4.34	(0.08)	(2.40)	(2.48)	45.35	10.36	558,479	0.30	0.67	0.67	17
07/01/24	06/30/25	39.51	0.10	5.86	5.96	(0.11)	(1.87)	(1.98)	43.49	15.22	583,865	0.23	0.67	0.67	17
07/01/23	06/30/24	31.84	0.11	8.49	8.60	(0.08)	(0.85)	(0.93)	39.51	27.46	542,524	0.31	0.68	0.68	15
07/01/22	06/30/23	27.20	0.08	5.54	5.62	(0.06)	(0.92)	(0.98)	31.84	21.24	442,013	0.30	0.69	0.69	12
07/01/21	06/30/22	34.16	0.04	(5.70)	(5.66)	(0.03)	(1.27)	(1.30)	27.20	(17.32)	400,090	0.14	0.68	0.68	10
Advisor Shares*
07/01/25	06/30/26	43.22	0.02	4.17	4.19	(0.03)	(2.40)	(2.43)	44.98	10.08	7,346	0.05	0.92	0.92	17
07/01/24	06/30/25	39.31	(0.01)	5.83	5.82	(0.04)	(1.87)	(1.91)	43.22	14.93	9,188	(0.02)	0.92	0.92	17
07/01/23	06/30/24	31.72	0.02	8.45	8.47	(0.03)	(0.85)	(0.88)	39.31	27.13	7,279	0.06	0.93	0.93	15
07/01/22	06/30/23	27.11	0.01	5.52	5.53	—	(0.92)	(0.92)	31.72	20.93	5,245	0.05	0.94	0.94	12
07/01/21	06/30/22	34.10	(0.04)	(5.68)	(5.72)	—	(1.27)	(1.27)	27.11	(17.51)	4,471	(0.11)	0.93	0.93	10
Brown Advisory Sustainable Growth Fund:
Institutional Shares*
07/01/25	06/30/26	58.02	—	0.73	0.73	—	(10.97)	(10.97)	47.78	2.15	2,770,991	0.00	0.62	0.62	45
07/01/24	06/30/25	54.91	(0.05)	6.04	5.99	—	(2.88)	(2.88)	58.02	11.02	6,380,925	(0.08)	0.60	0.60	32
07/01/23	06/30/24	43.08	(0.02)	11.86	11.84	(0.01)	—	(0.01)	54.91	27.47	6,818,542	(0.04)	0.60	0.60	35
07/01/22	06/30/23	35.42	0.03	7.63	7.66	(0.00)	—	(0.00)	43.08	21.63	5,145,711	0.08	0.63	0.63	13
07/01/21	06/30/22	44.56	(0.04)	(8.19)	(8.23)	—	(0.91)	(0.91)	35.42	(19.02)	3,378,590	(0.10)	0.63	0.63	19
Investor Shares*
07/01/25	06/30/26	56.74	(0.07)	0.70	0.63	—	(10.97)	(10.97)	46.40	2.01	1,199,684	(0.15)	0.77	0.77	45
07/01/24	06/30/25	53.84	(0.13)	5.91	5.78	—	(2.88)	(2.88)	56.74	10.84	2,233,632	(0.23)	0.75	0.75	32
07/01/23	06/30/24	42.29	(0.09)	11.64	11.55	—	—	—	53.84	27.31	2,699,561	(0.19)	0.75	0.75	35
07/01/22	06/30/23	34.83	(0.02)	7.48	7.46	—	—	—	42.29	21.42	2,150,632	(0.07)	0.78	0.78	13
07/01/21	06/30/22	43.90	(0.11)	(8.05)	(8.16)	—	(0.91)	(0.91)	34.83	(19.15)	1,714,513	(0.25)	0.78	0.78	19

The accompanying notes are an integral part of these financial statements.

72

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Sustainable Growth Fund (Continued)
Advisor Shares*
07/01/25	06/30/26	$54.74	$(0.19)	$0.65	$0.46	$—	$(10.97)	$(10.97)	$44.23	1.74%	$316,011	(0.40)%	1.02%	1.02%	45%
07/01/24	06/30/25	52.15	(0.25)	5.72	5.47	—	(2.88)	(2.88)	54.74	10.59	413,213	(0.48)	1.00	1.00	32
07/01/23	06/30/24	41.08	(0.20)	11.27	11.07	—	—	—	52.15	26.95	435,773	(0.44)	1.00	1.00	35
07/01/22	06/30/23	33.91	(0.11)	7.28	7.17	—	—	—	41.08	21.14	356,620	(0.32)	1.03	1.03	13
07/01/21	06/30/22	42.87	(0.21)	(7.84)	(8.05)	—	(0.91)	(0.91)	33.91	(19.35)	298,972	(0.50)	1.03	1.03	19
Brown Advisory Small-Cap Growth Fund:
Institutional Shares*
07/01/25	06/30/26	45.00	(0.22)	8.67	8.45	—	(7.58)	(7.58)	45.87	21.85	311,365	(0.52)	0.96	0.96	30
07/01/24	06/30/25	45.51	(0.18)	2.27	2.09	—	(2.60)	(2.60)	45.00	4.37	514,753	(0.40)	0.95	0.95	28
07/01/23	06/30/24	44.48	(0.06)	1.09	1.03	—	—	—	45.51	2.32	801,675	(0.14)	0.95	0.95	28
07/01/22	06/30/23	41.98	(0.06)	5.88	5.82	—	(3.32)	(3.32)	44.48	14.33	1,349,940	(0.13)	0.96	0.96	29
07/01/21	06/30/22	63.00	(0.32)	(13.47)	(13.79)	—	(7.23)	(7.23)	41.98	(24.11)	1,165,292	(0.59)	0.95	0.95	27
Investor Shares*
07/01/25	06/30/26	22.31	(0.14)	4.30	4.16	—	(3.76)	(3.76)	22.71	21.68	275,895	(0.67)	1.11	1.11	30
07/01/24	06/30/25	22.59	(0.12)	1.13	1.01	—	(1.29)	(1.29)	22.31	4.24	410,466	(0.55)	1.10	1.10	28
07/01/23	06/30/24	22.12	(0.06)	0.53	0.47	—	—	—	22.59	2.12	810,889	(0.29)	1.10	1.10	28
07/01/22	06/30/23	20.91	(0.06)	2.92	2.86	—	(1.65)	(1.65)	22.12	14.17	882,356	(0.28)	1.11	1.11	29
07/01/21	06/30/22	31.42	(0.20)	(6.71)	(6.91)	—	(3.60)	(3.60)	20.91	(24.23)	707,378	(0.74)	1.10	1.10	27
Advisor Shares*
07/01/25	06/30/26	21.00	(0.18)	4.04	3.86	—	(3.53)	(3.53)	21.33	21.42	6,662	(0.92)	1.36	1.36	30
07/01/24	06/30/25	21.32	(0.17)	1.07	0.90	—	(1.22)	(1.22)	21.00	3.97	7,048	(0.80)	1.35	1.35	28
07/01/23	06/30/24	20.93	(0.11)	0.50	0.39	—	—	—	21.32	1.86	8,053	(0.54)	1.35	1.35	28
07/01/22	06/30/23	19.83	(0.11)	2.78	2.67	—	(1.57)	(1.57)	20.93	13.91	9,644	(0.53)	1.36	1.36	29
07/01/21	06/30/22	29.88	(0.26)	(6.37)	(6.63)	—	(3.42)	(3.42)	19.83	(24.44)	9,309	(0.99)	1.35	1.35	27
Brown Advisory Small-Cap Fundamental Value Fund:
Institutional Shares*
07/01/25	06/30/26	27.17	0.11	8.41	8.52	(0.20)	(3.40)	(3.60)	32.09	33.83	689,016	0.39	0.95	0.95	51
07/01/24	06/30/25	30.30	0.24	1.37	1.61	(0.46)	(4.28)	(4.74)	27.17	3.93	630,241	0.81	0.95	0.95	39
07/01/23	06/30/24	27.68	0.25	4.16	4.41	(0.21)	(1.58)	(1.79)	30.30	16.33	724,560	0.86	0.95	0.95	44
07/01/22	06/30/23	26.09	0.20	3.09	3.29	(0.13)	(1.57)	(1.70)	27.68	12.67	588,594	0.71	0.95	0.95	35
07/01/21	06/30/22	29.65	0.09	(3.45)	(3.36)	(0.10)	(0.10)	(0.20)	26.09	(11.45)	562,382	0.29	0.95	0.95	27
Investor Shares*
07/01/25	06/30/26	27.10	0.07	8.37	8.44	(0.17)	(3.40)	(3.57)	31.97	33.62	540,775	0.24	1.10	1.10	51
07/01/24	06/30/25	30.23	0.20	1.37	1.57	(0.42)	(4.28)	(4.70)	27.10	3.78	545,969	0.66	1.10	1.10	39
07/01/23	06/30/24	27.62	0.20	4.15	4.35	(0.16)	(1.58)	(1.74)	30.23	16.17	626,715	0.71	1.10	1.10	44
07/01/22	06/30/23	26.04	0.16	3.08	3.24	(0.09)	(1.57)	(1.66)	27.62	12.49	591,487	0.56	1.10	1.10	35
07/01/21	06/30/22	29.60	0.04	(3.45)	(3.41)	(0.05)	(0.10)	(0.15)	26.04	(11.59)	564,689	0.14	1.10	1.10	27
Advisor Shares*
07/01/25	06/30/26	26.85	—	8.29	8.29	(0.14)	(3.40)	(3.54)	31.60	33.32	2,042	(0.01)	1.35	1.35	51
07/01/24	06/30/25	29.97	0.12	1.36	1.48	(0.32)	(4.28)	(4.60)	26.85	3.50	1,788	0.41	1.35	1.35	39
07/01/23	06/30/24	27.42	0.13	4.11	4.24	(0.11)	(1.58)	(1.69)	29.97	15.86	3,557	0.46	1.35	1.35	44
07/01/22	06/30/23	25.86	0.09	3.07	3.16	(0.03)	(1.57)	(1.60)	27.42	12.25	2,685	0.31	1.35	1.35	35
07/01/21	06/30/22	29.43	(0.03)	(3.43)	(3.46)	(0.01)	(0.10)	(0.11)	25.86	(11.82)	3,154	(0.11)	1.35	1.35	27
Brown Advisory Sustainable Small-Cap Core Fund:
Institutional Shares*
07/01/25	06/30/26	10.31	—	3.00	3.00	(0.01)	(0.47)	(0.48)	12.83	29.89	109,214	0.01	0.93	1.04	77
07/01/24	06/30/25	9.72	0.02	0.65	0.67	(0.06)	(0.02)	(0.08)	10.31	6.96	92,870	0.18	0.93	1.04	43
07/01/23	06/30/24	8.81	0.02	0.91	0.93	(0.02)	—	(0.02)	9.72	10.51	70,393	0.17	0.93	1.07	32
07/01/22	06/30/23	7.74	0.01	1.06	1.07	—	(0.00)	(0.00)	8.81	13.83	51,935	0.18	0.93	1.16	66
09/30/21^	06/30/22	10.00	(0.02)	(2.24)	(2.26)	—	—	—	7.74	(22.60)	32,915	(0.22)	0.93	1.36	19

The accompanying notes are an integral part of these financial statements.

73

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Sustainable Small-Cap Core Fund (Continued)
Investor Shares*
07/01/25	06/30/26	$10.27	$(0.02)	$3.00	$2.98	$—	$(0.47)	$(0.47)	$12.78	29.82%	$9,442	(0.14)%	1.08%	1.19%	77%
07/01/24	06/30/25	9.69	—	0.65	0.65	(0.05)	(0.02)	(0.07)	10.27	6.74	6,553	0.03	1.08	1.19	43
07/01/23	06/30/24	8.79	—	0.90	0.90	(0.00)	—	(0.00)	9.69	10.25	6,558	0.02	1.08	1.22	32
07/01/22	06/30/23	7.73	—	1.06	1.06	—	(0.00)	(0.00)	8.79	13.71	1,540	0.03	1.08	1.31	66
09/30/21^	06/30/22	10.00	(0.02)	(2.25)	(2.27)	—	—	—	7.73	(22.70)	812	(0.37)	1.08	1.51	19
Brown Advisory Sustainable Value Fund:
Institutional Shares*
07/01/25	06/30/26	13.65	0.17	2.52	2.69	(0.16)	(0.16)	(0.32)	16.02	19.89	188,844	1.14	0.70	0.74	41
07/01/24	06/30/25	12.27	0.17	1.51	1.68	(0.13)	(0.17)	(0.30)	13.65	13.76	157,962	1.34	0.70	0.76	29
07/01/23	06/30/24	10.03	0.16	2.19	2.35	(0.11)	—	(0.11)	12.27	23.55	99,767	1.42	0.70	0.81	37
02/28/23^	06/30/23	10.00	0.06	(0.03)	0.03	—	—	—	10.03	0.30	50,307	1.72	0.70	1.17	7
Investor Shares*
07/01/25	06/30/26	13.61	0.14	2.53	2.67	(0.14)	(0.16)	(0.30)	15.98	19.79	732	0.99	0.85	0.89	41
07/01/24	06/30/25	12.24	0.15	1.50	1.65	(0.11)	(0.17)	(0.28)	13.61	13.60	680	1.19	0.85	0.91	29
07/01/23	06/30/24	10.02	0.14	2.18	2.32	(0.10)	—	(0.10)	12.24	23.26	634	1.27	0.85	0.96	37
02/28/23^	06/30/23	10.00	0.05	(0.03)	0.02	—	—	—	10.02	0.20	163	1.57	0.85	1.32	7
Brown Advisory Global Leaders Fund:
Institutional Shares*
07/01/25	06/30/26	30.12	0.17	(0.61)	(0.44)	(0.13)	(1.54)	(1.67)	28.01	(1.65)	2,194,527	0.60	0.76	0.76	42
07/01/24	06/30/25	25.89	0.16	4.21	4.37	(0.14)	—	(0.14)	30.12	16.95	2,389,294	0.57	0.75	0.75	22
07/01/23	06/30/24	22.08	0.15	3.79	3.94	(0.13)	—	(0.13)	25.89	17.88	1,926,704	0.64	0.75	0.75	15
07/01/22	06/30/23	18.24	0.13	3.83	3.96	(0.12)	—	(0.12)	22.08	21.83	1,401,528	0.66	0.76	0.76	19
07/01/21	06/30/22	22.60	0.10	(4.19)	(4.09)	(0.02)	(0.25)	(0.27)	18.24	(18.34)	1,048,587	0.45	0.75	0.75	25
Investor Shares*
07/01/25	06/30/26	30.01	0.13	(0.61)	(0.48)	(0.10)	(1.54)	(1.64)	27.89	(1.80)	20,894	0.45	0.91	0.91	42
07/01/24	06/30/25	25.79	0.12	4.20	4.32	(0.10)	—	(0.10)	30.01	16.78	28,370	0.42	0.90	0.90	22
07/01/23	06/30/24	22.00	0.11	3.77	3.88	(0.09)	—	(0.09)	25.79	17.66	32,326	0.49	0.90	0.90	15
07/01/22	06/30/23	18.18	0.10	3.82	3.92	(0.10)	—	(0.10)	22.00	21.63	77,619	0.51	0.91	0.91	19
07/01/21	06/30/22	22.54	0.07	(4.17)	(4.10)	(0.01)	(0.25)	(0.26)	18.18	(18.45)	76,150	0.30	0.90	0.90	25
Brown Advisory Sustainable International Leaders Fund:
Institutional Shares*
07/01/25	06/30/26	12.26	0.12	(0.59)	(0.47)	(0.11)	(0.33)	(0.44)	11.35	(3.93)	28,759	1.04	0.85	1.22	61
07/01/24	06/30/25	10.73	0.11	1.55	1.66	(0.11)	(0.02)	(0.13)	12.26	15.64	40,955	0.94	0.85	1.16	47
07/01/23	06/30/24	10.52	0.12	0.14	0.26	(0.05)	—	(0.05)	10.73	2.49	36,921	1.15	0.85	1.18	27
07/01/22	06/30/23	8.43	0.10	2.01	2.11	(0.02)	—	(0.02)	10.52	25.09	22,884	1.04	0.85	1.58	21
02/28/22^	06/30/22	10.00	0.06	(1.63)	(1.57)	—	—	—	8.43	(15.70)	6,221	1.96	0.85	4.26	12
Investor Shares*
07/01/25	06/30/26	12.21	0.10	(0.58)	(0.48)	(0.09)	(0.33)	(0.42)	11.31	(4.01)	1,218	0.89	1.00	1.37	61
07/01/24	06/30/25	10.69	0.09	1.55	1.64	(0.10)	(0.02)	(0.12)	12.21	15.49	1,067	0.79	1.00	1.31	47
07/01/23	06/30/24	10.49	0.10	0.14	0.24	(0.04)	—	(0.04)	10.69	2.27	1,873	1.00	1.00	1.33	27
07/01/22	06/30/23	8.42	0.08	2.01	2.09	(0.02)	—	(0.02)	10.49	24.88	1,463	0.89	1.00	1.73	21
02/28/22^	06/30/22	10.00	0.05	(1.63)	(1.58)	—	—	—	8.42	(15.80)	75	1.81	1.00	4.41	12
Brown Advisory Intermediate Income Fund:
Investor Shares*
07/01/25	06/30/26	9.78	0.37	(0.04)	0.33	(0.37)	—	(0.37)	9.74	3.40	142,705	3.72	0.53	0.53	72
07/01/24	06/30/25	9.55	0.36	0.23	0.59	(0.36)	—	(0.36)	9.78	6.24	126,532	3.68	0.53	0.53	50
07/01/23	06/30/24	9.60	0.32	(0.05)	0.27	(0.32)	—	(0.32)	9.55	2.86	113,124	3.33	0.49	0.53	27
07/01/22	06/30/23	9.99	0.24	(0.38)	(0.14)	(0.25)	—	(0.25)	9.60	(1.44)	122,641	2.47	0.49	0.52	32
07/01/21	06/30/22	11.05	0.12	(0.94)	(0.82)	(0.14)	(0.10)	(0.24)	9.99	(7.60)	139,856	1.17	0.46	0.50	58

The accompanying notes are an integral part of these financial statements.

74

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Intermediate Income Fund (Continued)
Advisor Shares*
07/01/25	06/30/26	$9.53	$0.33	$(0.03)	$0.30	$(0.34)	$—	$(0.34)	$9.49	3.23%	$1,732	3.47%	0.78%	0.78%	72%
07/01/24	06/30/25	9.32	0.32	0.22	0.54	(0.33)	—	(0.33)	9.53	5.89	2,051	3.43	0.78	0.78	50
07/01/23	06/30/24	9.38	0.29	(0.05)	0.24	(0.30)	—	(0.30)	9.32	2.57	3,279	3.08	0.74	0.78	27
07/01/22	06/30/23	9.76	0.21	(0.37)	(0.16)	(0.22)	—	(0.22)	9.38	(1.62)	3,139	2.22	0.74	0.77	32
07/01/21	06/30/22	10.80	0.10	(0.93)	(0.83)	(0.11)	(0.10)	(0.21)	9.76	(7.82)	3,273	0.92	0.71	0.75	58
Brown Advisory Sustainable Bond Fund:
Institutional Shares*
07/01/25	06/30/26	8.49	0.36	(0.06)	0.30	(0.37)	—	(0.37)	8.42	3.55	530,977	4.26	0.42	0.42	123
07/01/24	06/30/25	8.40	0.38	0.09	0.47	(0.38)	—	(0.38)	8.49	5.68	569,475	4.45	0.41	0.41	104
07/01/23	06/30/24	8.60	0.35	(0.19)	0.16	(0.36)	—	(0.36)	8.40	1.90	550,052	4.15	0.41	0.41	251
07/01/22	06/30/23	9.14	0.25	(0.54)	(0.29)	(0.25)	—	(0.25)	8.60	(3.22)	723,393	2.81	0.43	0.43	277
07/01/21	06/30/22	10.42	0.14	(1.13)	(0.99)	(0.15)	(0.14)	(0.29)	9.14	(9.71)	301,917	1.43	0.44	0.44	113
Investor Shares*
07/01/25	06/30/26	8.50	0.36	(0.07)	0.29	(0.36)	—	(0.36)	8.43	3.50	6,384	4.21	0.47	0.47	123
07/01/24	06/30/25	8.40	0.37	0.11	0.48	(0.38)	—	(0.38)	8.50	5.75	6,337	4.40	0.46	0.46	104
07/01/23	06/30/24	8.61	0.35	(0.21)	0.14	(0.35)	—	(0.35)	8.40	1.73	8,195	4.10	0.46	0.46	251
07/01/22	06/30/23	9.14	0.24	(0.53)	(0.29)	(0.24)	—	(0.24)	8.61	(3.16)	12,829	2.76	0.48	0.48	277
07/01/21	06/30/22	10.42	0.13	(1.13)	(1.00)	(0.14)	(0.14)	(0.28)	9.14	(9.76)	12,667	1.38	0.49	0.49	113
Brown Advisory Maryland Bond Fund:
Investor Shares*
07/01/25	06/30/26	9.67	0.34	0.30	0.64	(0.36)	—	(0.36)	9.95	6.67	185,125	3.48	0.48	0.48	22
07/01/24	06/30/25	9.84	0.31	(0.14)	0.17	(0.34)	—	(0.34)	9.67	1.70	164,284	3.19	0.48	0.48	46
07/01/23	06/30/24	9.79	0.28	0.08	0.36	(0.31)	—	(0.31)	9.84	3.76	168,662	2.90	0.49	0.49	22
07/01/22	06/30/23	9.80	0.24	0.02	0.26	(0.27)	—	(0.27)	9.79	2.73	163,961	2.41	0.49	0.49	51
07/01/21	06/30/22	10.88	0.19	(1.04)	(0.85)	(0.23)	—	(0.23)	9.80	(7.90)	169,565	1.79	0.47	0.47	22
Brown Advisory Tax-Exempt Bond Fund:
Institutional Shares*
07/01/25	06/30/26	9.18	0.36	0.27	0.63	(0.36)	—	(0.36)	9.45	6.96	1,267,543	3.79	0.42	0.42	29
07/01/24	06/30/25	9.32	0.36	(0.13)	0.23	(0.37)	—	(0.37)	9.18	2.44	1,008,523	3.87	0.41	0.41	40
07/01/23	06/30/24	9.29	0.37	0.04	0.41	(0.38)	—	(0.38)	9.32	4.49	909,986	4.02	0.40	0.40	57
07/01/22	06/30/23	9.29	0.29	0.04	0.33	(0.33)	—	(0.33)	9.29	3.59	787,874	3.14	0.44	0.44	79
07/01/21	06/30/22	10.50	0.18	(1.08)	(0.90)	(0.26)	(0.05)	(0.31)	9.29	(8.75)	805,608	1.73	0.41	0.41	50
Investor Shares*
07/01/25	06/30/26	9.18	0.35	0.29	0.64	(0.36)	—	(0.36)	9.46	7.02	28,433	3.74	0.47	0.47	29
07/01/24	06/30/25	9.33	0.35	(0.14)	0.21	(0.36)	—	(0.36)	9.18	2.28	11,418	3.82	0.46	0.46	40
07/01/23	06/30/24	9.29	0.37	0.04	0.41	(0.37)	—	(0.37)	9.33	4.55	9,838	3.97	0.45	0.45	57
07/01/22	06/30/23	9.29	0.29	0.03	0.32	(0.32)	—	(0.32)	9.29	3.54	8,167	3.09	0.49	0.49	79
07/01/21	06/30/22	10.50	0.17	(1.07)	(0.90)	(0.26)	(0.05)	(0.31)	9.29	(8.80)	10,484	1.68	0.46	0.46	50
Brown Advisory Tax-Exempt Sustainable Bond Fund:
Investor Shares*
07/01/25	06/30/26	8.91	0.32	0.22	0.54	(0.32)	—	(0.32)	9.13	6.14	341,059	3.52	0.47	0.47	43
07/01/24	06/30/25	9.04	0.32	(0.13)	0.19	(0.32)	—	(0.32)	8.91	2.15	291,746	3.59	0.47	0.47	37
07/01/23	06/30/24	9.06	0.32	(0.02)	0.30	(0.32)	—	(0.32)	9.04	3.42	281,014	3.58	0.48	0.48	50
07/01/22	06/30/23	9.09	0.24	(0.03)	0.21	(0.24)	—	(0.24)	9.06	2.39	288,993	2.63	0.50	0.50	111
07/01/21	06/30/22	10.19	0.15	(1.01)	(0.86)	(0.14)	(0.10)	(0.24)	9.09	(8.60)	325,606	1.49	0.49	0.49	61
Brown Advisory Mortgage Securities Fund:
Institutional Shares*
07/01/25	06/30/26	9.04	0.40	0.03	0.43	(0.42)	—	(0.42)	9.05	4.78	266,638	4.39	0.46	0.46	257
07/01/24	06/30/25	8.89	0.39	0.16	0.55	(0.40)	—	(0.40)	9.04	6.29	288,985	4.32	0.45	0.45	221
07/01/23	06/30/24	9.10	0.37	(0.21)	0.16	(0.37)	—	(0.37)	8.89	1.90	285,175	4.11	0.45	0.45	335
07/01/22	06/30/23	9.59	0.28	(0.48)	(0.20)	(0.29)	—	(0.29)	9.10	(2.06)	302,293	2.98	0.45	0.45	229
07/01/21	06/30/22	10.56	0.10	(0.92)	(0.82)	(0.15)	—	(0.15)	9.59	(7.86)	310,388	0.94	0.44	0.44	204

The accompanying notes are an integral part of these financial statements.

75

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Mortgage Securities Fund (Continued)
Investor Shares*
07/01/25	06/30/26	$9.05	$0.40	$0.03	$0.43	$(0.41)	$—	$(0.41)	$9.07	4.83%	$713	4.34%	0.51%	0.51%	257%
07/01/24	06/30/25	8.91	0.39	0.15	0.54	(0.40)	—	(0.40)	9.05	6.10	692	4.27	0.50	0.50	221
07/01/23	06/30/24	9.12	0.36	(0.20)	0.16	(0.37)	—	(0.37)	8.91	1.84	771	4.06	0.50	0.50	335
07/01/22	06/30/23	9.61	0.27	(0.47)	(0.20)	(0.29)	—	(0.29)	9.12	(2.11)	1,390	2.93	0.50	0.50	229
07/01/21	06/30/22	10.57	0.09	(0.91)	(0.82)	(0.14)	—	(0.14)	9.61	(7.81)	2,211	0.89	0.49	0.49	204
Brown Advisory - WMC Strategic European Equity Fund:
Institutional Shares*
07/01/25	06/30/26	18.03	0.28	0.89	1.17	(0.27)	(1.12)	(1.39)	17.81	6.44	614,323	1.52	1.03	1.03	63
07/01/24	06/30/25	13.54	0.35	4.84	5.19	(0.28)	(0.42)	(0.70)	18.03	40.15	575,188	2.34	1.04	1.04	47
07/01/23	06/30/24	11.82	0.26	1.62	1.88	(0.16)	—	(0.16)	13.54	16.05	311,205	2.09	1.05	1.05	41
07/01/22	06/30/23	10.34	0.19	1.58	1.77	(0.21)	(0.08)	(0.29)	11.82	17.50	227,407	1.74	1.08	1.08	73
07/01/21	06/30/22	13.08	0.15	(1.68)	(1.53)	(0.11)	(1.10)	(1.21)	10.34	(12.75)	232,340	1.22	1.04	1.04	43
Investor Shares*
07/01/25	06/30/26	17.98	0.25	0.88	1.13	(0.24)	(1.12)	(1.36)	17.75	6.25	52,118	1.37	1.18	1.18	63
07/01/24	06/30/25	13.49	0.34	4.83	5.17	(0.26)	(0.42)	(0.68)	17.98	40.04	89,761	2.19	1.19	1.19	47
07/01/23	06/30/24	11.77	0.24	1.62	1.86	(0.14)	—	(0.14)	13.49	15.91	12,912	1.94	1.20	1.20	41
07/01/22	06/30/23	10.30	0.17	1.58	1.75	(0.20)	(0.08)	(0.28)	11.77	17.30	14,922	1.59	1.23	1.23	73
07/01/21	06/30/22	13.03	0.13	(1.67)	(1.54)	(0.09)	(1.10)	(1.19)	10.30	(12.89)	19,007	1.07	1.19	1.19	43
Advisor Shares*
07/01/25	06/30/26	17.70	0.20	0.87	1.07	(0.21)	(1.12)	(1.33)	17.44	5.99	9,359	1.12	1.43	1.43	63
07/01/24	06/30/25	13.28	0.30	4.75	5.05	(0.21)	(0.42)	(0.63)	17.70	39.65	19,113	1.94	1.44	1.44	47
07/01/23	06/30/24	11.60	0.21	1.59	1.80	(0.12)	—	(0.12)	13.28	15.58	2,968	1.69	1.45	1.45	41
07/01/22	06/30/23	10.17	0.14	1.56	1.70	(0.19)	(0.08)	(0.27)	11.60	17.05	2,689	1.34	1.48	1.48	73
07/01/21	06/30/22	12.88	0.10	(1.65)	(1.55)	(0.06)	(1.10)	(1.16)	10.17	(13.09)	2,387	0.82	1.44	1.44	43
Brown Advisory Emerging Markets Select Fund:
Institutional Shares*
07/01/25	06/30/26	12.79	0.19	4.94	5.13	(0.25)	—	(0.25)	17.67	40.55	1,028,831	1.23	1.10	1.10	63
07/01/24	06/30/25	11.67	0.23	1.12	1.35	(0.23)	—	(0.23)	12.79	11.76	659,820	1.91	1.10	1.10	59
07/01/23	06/30/24	10.63	0.20	1.03	1.23	(0.19)	—	(0.19)	11.67	11.74	622,254	1.81	1.09	1.09	70
07/01/22	06/30/23	10.13	0.16	0.47	0.63	(0.13)	—	(0.13)	10.63	6.27	537,466	1.55	1.11	1.11	69
07/01/21	06/30/22	12.57	0.14	(2.50)	(2.36)	(0.08)	—	(0.08)	10.13	(18.87)	504,216	1.25	1.10	1.10	70
Investor Shares*
07/01/25	06/30/26	12.77	0.16	4.95	5.11	(0.24)	—	(0.24)	17.64	40.35	6,588	1.08	1.25	1.25	63
07/01/24	06/30/25	11.66	0.21	1.12	1.33	(0.22)	—	(0.22)	12.77	11.57	4,837	1.76	1.25	1.25	59
07/01/23	06/30/24	10.62	0.18	1.03	1.21	(0.17)	—	(0.17)	11.66	11.60	3,220	1.66	1.24	1.24	70
07/01/22	06/30/23	10.13	0.14	0.46	0.60	(0.11)	—	(0.11)	10.62	6.01	2,025	1.40	1.26	1.26	69
07/01/21	06/30/22	12.56	0.13	(2.50)	(2.37)	(0.06)	—	(0.06)	10.13	(18.93)	4,368	1.10	1.25	1.25	70
Advisor Shares*
07/01/25	06/30/26	12.80	0.13	4.94	5.07	(0.20)	—	(0.20)	17.67	39.91	352	0.83	1.50	1.50	63
07/01/24	06/30/25	11.69	0.18	1.12	1.30	(0.19)	—	(0.19)	12.80	11.32	255	1.51	1.50	1.50	59
07/01/23	06/30/24	10.65	0.15	1.04	1.19	(0.15)	—	(0.15)	11.69	11.32	225	1.41	1.49	1.49	70
07/01/22	06/30/23	10.16	0.12	0.46	0.58	(0.09)	—	(0.09)	10.65	5.76	220	1.15	1.51	1.51	69
07/01/21	06/30/22	12.60	0.10	(2.50)	(2.40)	(0.04)	—	(0.04)	10.16	(19.11)	27	0.85	1.50	1.50	70
Brown Advisory - Beutel Goodman Large-Cap Value Fund:
Institutional Shares*
07/01/25	06/30/26	14.57	0.27	2.16	2.43	(0.36)	(0.58)	(0.94)	16.06	17.31	864,390	1.79	0.55	0.55	37
07/01/24	06/30/25	15.43	0.28	0.07	0.35	(0.22)	(0.99)	(1.21)	14.57	1.94	1,650,416	1.84	0.54	0.54	27
07/01/23	06/30/24	13.68	0.26	1.74	2.00	(0.25)	—	(0.25)	15.43	14.80	1,890,909	1.85	0.54	0.54	24
07/01/22	06/30/23	12.04	0.25	1.86	2.11	(0.22)	(0.25)	(0.47)	13.68	17.67	1,664,063	1.89	0.55	0.55	17
07/01/21	06/30/22	14.41	0.23	(1.42)	(1.19)	(0.20)	(0.98)	(1.18)	12.04	(8.68)	1,237,283	1.71	0.55	0.55	33

The accompanying notes are an integral part of these financial statements.

76

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory - Beutel Goodman Large-Cap Value Fund (Continued)
Investor Shares*
07/01/25	06/30/26	$14.51	$0.24	$2.16	$2.40	$(0.34)	$(0.58)	$(0.92)	$15.99	17.12%	$13,901	1.64%	0.70%	0.70%	37%
07/01/24	06/30/25	15.38	0.26	0.06	0.32	(0.20)	(0.99)	(1.19)	14.51	1.74	18,010	1.69	0.69	0.69	27
07/01/23	06/30/24	13.64	0.25	1.74	1.99	(0.25)	—	(0.25)	15.38	14.73	16,639	1.70	0.69	0.69	24
07/01/22	06/30/23	12.02	0.23	1.85	2.08	(0.21)	(0.25)	(0.46)	13.64	17.46	2,535	1.74	0.70	0.70	17
07/01/21^	06/30/22	14.41	0.21	(1.42)	(1.21)	(0.20)	(0.98)	(1.18)	12.02	(8.87)	208	1.56	0.70	0.70	33
Brown Advisory - WMC Japan Equity Fund:
Institutional Shares*
07/01/25	06/30/26	10.89	0.21	2.56	2.77	(0.22)	(0.24)	(0.46)	13.20	25.98	738,737	1.73	0.93	0.93	83
09/30/24^	06/30/25	10.00	0.12	0.77	0.89	—	—	—	10.89	8.90	306,181	1.67	1.00	1.01	73
Investor Shares*
07/01/25	06/30/26	10.88	0.19	2.55	2.74	(0.20)	(0.24)	(0.44)	13.18	25.75	165	1.58	1.08	1.08	83
09/30/24^	06/30/25	10.00	0.11	0.77	0.88	—	—	—	10.88	8.80	127	1.52	1.15	1.16	73

*	Redemption fees of less than $0.005/share are not presented and are included in net realized & unrealized gains (losses) from investment operations.
^	Information presented is for the entire history of the share class.
(a)	Calculated based on average shares outstanding during the fiscal period.
(b)
Annualized for periods less than one year. Ratios include only income and expenses of the funds themselves, as presented in the Statements of Operations, and do not include any additional or pro rata amounts of income or expenses from the ownership of any other investment companies (as applicable).

(c)	Not annualized for periods less than one year. Portfolio turnover rates are calculated at the fund level (not by individual share class).
(d)	Reflects the expense ratio excluding any expense waivers or expense recoupments.
The accompanying notes are an integral part of these financial statements.

77

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026
NOTE 1. ORGANIZATION
Brown Advisory Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-ended management investment company. The Trust offers the following series of shares (each a “Fund,” and collectively, the “Funds”):
•	Brown Advisory Growth Equity Fund (“Growth Equity Fund”) seeks to achieve capital appreciation by primarily investing in equity securities,
•	Brown Advisory Flexible Equity Fund (“Flexible Equity Fund”) seeks to achieve long-term growth of capital,
•	Brown Advisory Sustainable Growth Fund (“Sustainable Growth Fund”) seeks to achieve capital appreciation,
•	Brown Advisory Small-Cap Growth Fund (“Small-Cap Growth Fund”) seeks to achieve long-term capital appreciation by primarily investing in equity securities,
•	Brown Advisory Small-Cap Fundamental Value Fund (“Small-Cap Fundamental Value Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Sustainable Small-Cap Core Fund (“Sustainable Small-Cap Core Fund”) seeks to achieve long-term capital appreciation by investing primarily in equity securities of small-cap companies,
•	Brown Advisory Sustainable Value Fund (“Sustainable Value Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Global Leaders Fund (“Global Leaders Fund”) seeks to achieve long-term capital appreciation by investing primarily in global equities,
•	Brown Advisory Sustainable International Leaders Fund (“Sustainable International Leaders Fund”) seeks to achieve long-term capital appreciation by investing primarily in international equities,
•
Brown Advisory Intermediate Income Fund (“Intermediate Income Fund”) seeks to provide a high level of current income consistent with the preservation of principal within an intermediate-term maturity structure,

•
Brown Advisory Sustainable Bond Fund (“Sustainable Bond Fund”) seeks to provide a competitive total return consistent with the preservation of principal while giving special consideration to certain sustainable investment criteria,

•	Brown Advisory Maryland Bond Fund (“Maryland Bond Fund”) seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk,
•
Brown Advisory Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds,

•
Brown Advisory Tax-Exempt Sustainable Bond Fund (“Tax-Exempt Sustainable Bond Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds while giving special consideration to certain sustainable investment criteria,

•	Brown Advisory Mortgage Securities Fund (“Mortgage Securities Fund”) seeks to maximize total return consistent with preservation of capital,
•
Brown Advisory - WMC Strategic European Equity Fund (“WMC Strategic European Equity Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in Europe,

78

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
•
Brown Advisory Emerging Markets Select Fund (“Emerging Markets Select Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in emerging markets, and

•	Brown Advisory - Beutel Goodman Large-Cap Value Fund (“Beutel Goodman Large-Cap Value Fund”) seeks to achieve capital appreciation.
•
Brown Advisory - WMC Japan Equity Fund (“WMC Japan Equity Fund”) seeks to achieve total return by investing principally in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.

The Funds inception dates are as follows. Operations commenced the first business day after the inception date.

Fund	Institutional Shares	Investor Shares	Advisor Shares
Growth Equity.	10/19/2012	6/28/1999	5/18/2006
Flexible Equity.	10/19/2012	11/30/2006	1/24/2007
Sustainable Growth.	6/29/2012	6/29/2012	6/29/2012
Small-Cap Growth.	9/20/2002	6/28/1999	4/25/2006
Small-Cap Fundamental Value.	10/19/2012	12/31/2008	7/28/2011
Sustainable Small-Cap Core.	9/30/2021	9/30/2021	—
Sustainable Value.	2/28/2023	2/28/2023	—
Global Leaders.	10/31/2018	7/1/2015	—
Sustainable International Leaders.	2/28/2022	2/28/2022	—
Intermediate Income.	—	11/2/1995	5/13/1991
Sustainable Bond.	7/2/2018	8/7/2017	—
Maryland Bond.	—	12/21/2000	—
Tax-Exempt Bond.	7/2/2018	6/29/2012	—
Tax-Exempt Sustainable Bond.	—	12/2/2019	—
Mortgage Securities.	5/13/2014	12/26/2013	—
WMC Strategic European Equity.	10/21/2013	10/21/2013	10/21/2013
Emerging Markets Select.	12/12/2012	12/12/2012	12/12/2012
Beutel Goodman Large-Cap Value.	2/13/2018	6/30/2021	—
WMC Japan Equity.	9/30/2024	9/30/2024	—

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies, which is part of U.S. GAAP.
A. Security Valuation – The Funds have adopted pricing and valuation procedures pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the Adviser serves as the Funds Valuation Designee. The Valuation Designee performs all fair value determinations along with all other responsibilities in accordance with Rule 2a-5. As Valuation Designee, the Adviser is authorized to make all necessary determinations of fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from independent pricing services are inaccurate or unreliable.
The Funds have adopted US GAAP fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in

79

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Domestic Equity Securities – Domestic equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over- the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Such domestic equity securities are typically categorized as Level 1 securities. Investments in other domestic open-ended mutual funds are valued at their reported Net Asset Value (“NAV”) and are typically categorized as Level 1 securities. Investments in Exchange Traded Funds (“ETFs”) and Closed-End Funds are valued at their last reported sale price and are typically categorized as Level 1 securities.
Foreign Equity Securities – For foreign equity securities that are traded on foreign exchanges, the Funds have selected ICE Data Services (“ICE”) to provide pricing data. The use of ICE’s pricing services with respect to these foreign exchange traded securities is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds that are traded on those foreign exchanges. The Funds utilize a confidence interval when determining whether or not to utilize these prices provided by ICE. The confidence interval is a measure of the relationship that each foreign exchange traded security has to movements in various indices and the price of the foreign exchange traded security’s corresponding American Depositary Receipt, if one exists. ICE provides a confidence interval for each foreign exchange traded security for which it provides a price. If the confidence interval provided by ICE is equal to or greater than a predefined level utilized by the Funds, the Funds will value that foreign exchange traded security at that price. If the confidence interval provided by ICE is less than the predefined level utilized by the Funds, the Funds will value that foreign exchange traded security at the preceding closing price on its respective foreign exchange, or, if there were no transactions on the preceding day, at the mean between the bid and the asked prices. Such foreign securities are typically categorized as Level 2 securities. Foreign securities for which the local market closing prices are utilized are typically categorized as Level 1 securities.
Debt Securities – Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Fixed income debt instruments, such as commercial paper, banker’s acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost when the amortized cost value is determined to approximate fair value established using market-based and issuer-specific factors. Such debt securities are typically categorized as Level 2.
Exchange Traded Options – Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Such options are typically categorized as Level 2.

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Futures Contracts – Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1 securities.
Forward Foreign Currency Contracts – Forward foreign currency contracts are valued at the prevailing forward exchange rates of the underlying currencies and are categorized as Level 2 securities.
Securities for which quotations are not readily available, or for which quotations are deemed to be inaccurate or unreliable, are valued at their respective fair values as determined in good faith under guidelines and procedures adopted by the Board of Trustees. These are generally considered Level 3 securities when significant unobservable inputs are utilized in the determination of the fair value. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the guidelines and procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the date of this report, the Small-Cap Growth Fund and Sustainable Small-Cap Core Fund held Level 3 securities for which significant and unobservable inputs or assumptions were used in the determination of fair value. The total value of such securities held as of the date of this report was $5,145,684 or 0.9% of Small-Cap Growth Fund’s net assets and $0 or 0.0% of Sustainable Small-Cap Core Fund’s net assets. The following is a summary of inputs used to value the Funds’ investments as of June 30, 2026:

	Level 1	Level 2	Level 3
Growth Equity Fund
Common Stocks	$305,832,495	$—	$—
Short-Term Investments	9,193,522	—	—
Total Investments	$315,026,017	$—	$—
Flexible Equity Fund
Common Stocks	$977,046,011	$—	$—
Short-Term Investments	16,309,859	—	—
Total Investments	$993,355,870	$—	$—
Sustainable Growth Fund
Common Stocks	$4,217,109,663	$—	$—
Short-Term Investments	60,346,776	—	—
Total Investments	$4,277,456,439	$—	$—
Small-Cap Growth Fund†
Common Stocks	$574,155,654	$—	$—
REIT^	8,279,629	—	—
Convertible Notes	—	—	5,000,000
Private Placements	—	—	145,684
Contingent Value Rights	—	—	0
Short-Term Investments	6,686,042	—	—
Total Investments	$589,121,325	$—	$5,145,684
Small-Cap Fundamental Value Fund
Common Stocks	$1,138,009,630	$—	$—
REIT^	53,901,692	—	—
Short-Term Investments	41,245,727	—	—
Total Investments	$1,233,157,049	$—	$—

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	Level 1	Level 2	Level 3
Sustainable Small-Cap Core Fund†
Common Stocks	$113,956,021	$—	$—
REIT^	1,654,764	—	—
Contingent Value Rights	—	—	0
Short-Term Investments	2,216,339	—	—
Total Investments	$117,827,124	$—	$—
Sustainable Value Fund
Common Stocks	$183,404,716	$—	$—
Short-Term Investments	6,684,900	—	—
Total Investments	$190,089,616	$—	$—
Global Leaders Fund
Common Stocks:
Brazil	$46,749,970	$—	$—
China	—	51,614,742	—
France	—	108,974,460	—
Germany	—	164,409,489	—
India	—	49,288,344	—
Indonesia	—	26,454,502	—
Netherlands	102,750,597	—	—
Sweden	—	58,985,599	—
Switzerland	—	83,221,149	—
Taiwan	151,085,956	—	—
United Kingdom	—	257,090,104	—
United States	1,105,205,007	—	—
Short-Term Investments	7,364,438	—	—
Total Investments	$1,413,155,968	$800,038,389	$—
Sustainable International Leaders Fund
Common Stocks:
Brazil	$701,015	$—	$—
Canada	1,910,934	—	—
China	—	2,627,349	—
Finland	—	541,771	—
France	—	2,562,837	—
Germany	—	3,216,798	—
India	818,553	—	—
Indonesia	—	583,700	—
Japan	—	1,728,400	—
Netherlands	—	1,954,155	—
Spain	—	841,889	—
Sweden	—	596,832	—
Switzerland	—	1,982,417	—
Taiwan	1,465,185	—	—
United Kingdom	—	8,055,417	—
Short-Term Investments	463,248	—	—
Total Investments	$5,358,935	$24,691,565	$—

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June 30, 2026(Continued)

	Level 1	Level 2	Level 3
Intermediate Income Fund
U.S. Treasury Securities	$—	$45,501,385	$—
Agency Residential Mortgage-Backed Securities	—	44,230,283	—
Corporate Bonds	—	41,187,198	—
Asset-Backed Securities	—	9,208,521	—
Agency Commercial Mortgage-Backed Securities	—	5,103,479	—
Non-Agency Commercial Mortgage-Backed Securities	—	604,989	—
Non-Agency Residential Mortgage-Backed Securities	—	477,528	—
Short-Term Investments	6,659,586	—	—
Total Investments	$6,659,586	$146,313,383	$—
Futures Contracts - Long*	$24,854	$—	$—
Futures Contracts - Short*	$(25,055)	$—	$—
Sustainable Bond Fund
Corporate Bonds	$—	$175,678,265	$—
Agency Residential Mortgage-Backed Securities	—	175,283,689	—
U.S. Treasury Securities	—	125,614,925	—
Asset-Backed Securities	—	40,657,699	—
Foreign Government Agency Issues	—	20,409,881	—
Agency Commercial Mortgage-Backed Securities	—	9,391,245	—
Non-Agency Commercial Mortgage-Backed Securities	—	5,398,895	—
Municipal Bonds	—	5,022,831	—
Short-Term Investments	11,570,434	11,984,521	—
Total Investments	$11,570,434	$569,441,951	$—
Futures Contracts - Long*	$249,973	$—	$—
Futures Contracts - Short*	$(124,403)	$—	$—
Maryland Bond Fund
Municipal Bonds	$—	$178,430,191	$—
Short-Term Investments	5,380,142	—	—
Total Investments	$5,380,142	$178,430,191	$—
Tax-Exempt Bond Fund
Municipal Bonds	$—	$1,295,210,629	$—
Short-Term Investments	23,268,493	—	—
Total Investments	$23,268,493	$1,295,210,629	$—
Floating Rate Note Obligations+	$—	$(18,000,000)	$—
Tax-Exempt Sustainable Bond Fund
Municipal Bonds	$—	$338,151,928	$—
Short-Term Investments	3,369,707	—	—
Total Investments	$3,369,707	$338,151,928	$—
Floating Rate Note Obligations+	$—	$(3,335,000)	$—

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June 30, 2026(Continued)

	Level 1	Level 2	Level 3
Mortgage Securities Fund
Agency Residential Mortgage-Backed Securities	$—	$276,613,656	$—
Asset-Backed Securities	—	21,167,269	—
Agency Commercial Mortgage-Backed Securities	—	15,677,987	—
Non-Agency Commercial Mortgage-Backed Securities	—	2,284,523	—
Municipal Bonds	—	227,738	—
Short-Term Investments	23,835,523	—	—
Total Investments	$23,835,523	$315,971,173	$—
Futures Contracts - Long*	$28,641	$—	$—
Futures Contracts - Short*	$(243,249)	$—	$—
WMC Strategic European Equity Fund
Common Stocks:
Austria	$—	$26,281,479	$—
Belgium	—	28,467,319	—
Denmark	—	29,884,491	—
Finland	—	18,686,165	—
France	—	91,989,073	—
Germany	—	80,514,243	—
Greece	—	16,321,004
Ireland	5,470,145	43,537,532	—
Italy	13,525,859	11,005,515	—
Netherlands	—	12,262,188	—
Portugal	—	5,031,200	—
Spain	—	24,129,255	—
Sweden	—	22,447,725	—
Switzerland	—	39,159,559	—
United Kingdom	6,014,708	177,117,313	—
Preferred Stocks	—	6,905,650	—
Short-Term Investments	14,731,821	—	—
Total Investments	$39,742,533	$633,739,711	$—
Emerging Markets Select Fund
Common Stocks:
Brazil	$33,300,223	$—	$—
China	11,250,909	263,129,027	—
Hungary	—	11,649,003	—
India	3,084,176	92,310,373	—
Indonesia	—	4,703,320	—
Kazakhstan	7,323,506	—	—
Russia	—	827,063	—
Saudi Arabia	—	4,475,577	—
Singapore	—	24,070,355	—
South Korea	5,436,322	219,129,383	—
Taiwan	—	230,405,781	—
Thailand	—	19,536,978	—

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NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)

	Level 1	Level 2	Level 3
Emerging Markets Select Fund - (Continued)
Common Stocks - (Continued)
Turkey	$—	$4,640,615	$—
United States	28,387,786	—	—
Vietnam	—	6,145,238	—
Preferred Stocks	22,001,611	8,001,467	—
Exchange Traded Funds	5,975,808	—	—
Short-Term Investments	25,665,938	—	—
Total Investments	$142,426,279	$889,024,180	$—
Beutel Goodman Large-Cap Value Fund
Common Stocks	$840,444,787	$—	$—
Short-Term Investments	34,379,816	—	—
Total Investments	$874,824,603	$—	$—
WMC Japan Equity Fund
Common Stocks	$—	$712,994,236	$—
REIT^	—	4,916,502	—
Short-Term Investments	18,500,422	—	—
Total Investments	$18,500,422	$717,910,738	$—

^	Real Estate Investment Trusts
*	Amounts presented for Futures Contracts represent total unrealized appreciation (depreciation) as of the date of this report.
†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
+	Held at carrying amount which approximates fair value for financial reporting purposes.
B. Securities Transactions and Investment Income – Investment securities transactions are accounted for on trade date. Discounts/premiums on debt securities purchased are accreted/amortized to contractual maturity, estimated maturity, or next call date, as applicable. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income and capital gains on some foreign securities may be subject to foreign withholding or capital gains taxes. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes. Distributions deemed to be a return of capital are recorded as a reduction of the cost of the related investments or as realized capital gains when there is no remaining cost basis on the investments.
The Funds are subject to foreign income taxes imposed by certain countries in which some of the Funds invest. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are recognized by the Funds as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain (loss) on securities in the Statements of Operations. To the extent that a Fund may have country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability recognized by the Funds is included on the Statement of Assets and Liabilities as Non-U.S. Deferred Tax.
C. Expenses and Share Class Allocations – Expenses directly attributable to a Fund are charged to that Fund. Expenses attributable to more than one Fund are allocated to the respective Funds on the basis of relative net assets or other appropriate methods. In Funds with multiple share classes, each share class has equal rights to earnings and assets except that each share class bears different shareholder servicing and/or Rule 12b-1 distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that share class. Income, expenses (other than

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expenses attributable to a specific share class), and realized and unrealized capital gains or losses on investments are allocated to each share class on the basis of relative net assets.
D. Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. Dollar amounts on the respective dates of such transactions.
The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Some of the Funds may invest in forward foreign currency contracts. These amounts are presented separately from realized and unrealized gains and losses from investments in the financial statements.
E. Options – The Funds may invest in options. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchase by a Fund. A Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non- income producing securities. None of the Funds purchased, sold or wrote any options during the year ended June 30, 2026.
F. To-Be-Announced Securities – Some of the Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered into is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase a Fund’s exposure to interest rate risk and could also expose a Fund to counterparty default risk. In order to mitigate counterparty default risk, the Funds only enter into TBAs with counterparties for which the risk of default is determined to be remote. As a purchaser or seller of TBAs, the Funds segregate cash or cash equivalents as collateral as required in accordance with applicable industry regulations.
G. Tender Option Bonds – Maryland Bond Fund, Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund may engage in tender option bond (“TOB”) transactions up to 5% of its net assets which are accounted for by the funds as a secured borrowing. In a typical TOB transaction, a Fund or another party deposits fixed-rate municipal bonds or other securities into a special purposes entity, referred to as a tender option bond trust (a “TOB Trust”). The TOB Trust generally issues short-term floating rate interests (“Floaters”), which are generally sold to third party investors (often money market funds) and residual interests (“Residual Interests”), which are generally held by the Fund or party that contributed the securities to the TOB Trust. The interest rates payable on the Residual Interests bear an inverse relationship to the interest rate on the Floaters. The interest rate on the Floaters is reset by a remarketing process typically every 7 to 35 days. After income is paid on the Floaters at current, short- term rates, the residual income from

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June 30, 2026(Continued)
the underlying bond held by the TOB Trust goes to the Residual Interests. If a Fund is the depositor of the municipal bonds or other securities to the TOB Trust, the Fund will receive the proceeds from the TOB Trust’s sale of the Floaters, less certain transaction costs. These proceeds may be used by the Fund to invest in other securities, which would have a leveraging effect on the Fund.
Residual Interests may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the holder of the Residual Interests bears substantially all of the underlying bond’s downside investment risk and also benefits from any appreciation in the value of the underlying bond. Investments in Residual Interests typically will involve greater risk than investments in the underlying municipal bond, including the risk of loss of principal. Because changes in the interest rate on the Floaters inversely affect the residual interest paid on the Residual Interests, the value of the Residual Interests is generally more volatile than that of a fixed-rate municipal bond. Floaters and Residual Interests are subject to interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest received by the Residual Interests when short-term interest rates rise, and increase the interest received when short-term interest rates fall.
The Residual Interests held by a Fund provide the Fund with the right to: (1) cause the holders of the Floaters to tender their notes at par, and (2) cause the sale of the underlying bond held by the TOB Trust, thereby collapsing the TOB Trust. A Fund may invest in a TOB Trust on either a non-recourse and recourse basis. Each Fund does not currently intend to invest in a TOB Trust on a recourse basis, although each Fund reserves the right to do so in the future. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Floaters to tender their Floaters in exchange for payment of par plus accrued interest on any business day (subject to the non- occurrence of a TOTE, as such term is defined below). Depending on the structure of the TOB Trust, the Liquidity Provider may purchase the tendered Floaters, or the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered Floaters.
The TOB Trust may also be collapsed without the consent of a Fund, as the holder of the Residual Interest, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, or a judgment or ruling that interest on the underlying municipal bond is subject to federal income taxation. Upon the occurrence of a TOTE, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the Floaters up to par plus accrued interest owed on the Floaters and a portion of gain share, if any, with the balance paid out to the holder of the Residual Interests. In the case of a mandatory termination event, as defined in the TOB Trust agreements, after the payment of fees, the holders of the Floaters would be paid before the holders of the Residual Interests (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the holders of the Floaters and the holders of the Residual Interests would be paid pro rata in proportion to the respective face values of their certificates.
Under GAAP, securities of a Fund that are deposited into a TOB Trust continue to be treated as investments of the Fund and are presented on the Fund’s Schedule of Investments and outstanding Floaters issued by a TOB Trust are presented as “Floating rate note obligations, interest and fees” in the liabilities section of the Fund’s Statement of Assets and Liabilities and also includes interest and fees associated with the floating rate obligations. Interest income from the underlying security is recorded by the Fund on an accrual basis and included as part of “Interest Income” on the Statements of Operations. Interest expense and other fees incurred on the Floaters is included on the Statement of Operations as “Interest expense and fees on floating rate note obligations”. During the year ended as of the date of this report, the Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund engaged in TOB transactions and $213,219 and $8,016, respectively, of such expenses were incurred. As of the date of this report, the Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund have $18,000,000 and $3,335,000, respectively, in outstanding floating rate obligations related to its tender option bond transactions. The average amount of outstanding floating rate note obligations for the Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund during the period of this report was $6,953,425 and $264,973, respectively. The average rate of interest expense on the floating rate note obligations for the Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund during the period of this report was 2.53% and 2.53%, respectively.

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H. Distributions to Shareholders – For Maryland Bond Fund, Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund, distributions of net investment income, if any, are declared daily and paid monthly. Distributions to shareholders of net investment income, if any, are declared and paid monthly for the Intermediate Income Fund, Sustainable Bond Fund and Mortgage Securities Fund. The remaining Funds declare and pay net investment income, if any, at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date. If a Fund is involved in a reorganization in which it acquires, or is being acquired by another fund, an additional distribution of net investment income and/or capital gains may be made prior to such reorganization.
I. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.
J. Federal Taxes – Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.
The Funds recognize tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
The Funds have analyzed their tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for open tax years (2023-2025) as of June 30, 2026 or are expected to be taken in the Funds’ 2026 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware State; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next year.
K. Redemption Fees – Prior to close of business October 17, 2025, a shareholder who redeemed or exchanged shares of the Funds within fourteen days of purchase would incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain exceptions. The fee was charged for the benefit of the remaining shareholders and was paid to the Fund to help offset transaction costs. The fee was accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. Following approval by the Board of Trustees, the redemption fee of 1.00% was eliminated as of close of business on October 17, 2025.
L. Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
M. Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Officers of the Funds employed by the Adviser, who together serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

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NOTE 3. AFFILIATED PARTY TRANSACTIONS
Investment Adviser – Brown Advisory LLC serves as Investment Adviser (“the Adviser”) to the Funds. Pursuant to investment advisory agreements, the Adviser receives a management fee, accrued daily and payable monthly, from each Fund at an annual rate of the Fund’s average daily net assets as follows:

Fund	Breakpoint	Annual Fee
Growth Equity and	First $1.5 billion	0.60%
Sustainable Growth	$1.5 billion to $3 billion	0.55%
	$3 billion to $6 billion	0.50%
	Over $6 billion	0.45%
Flexible Equity	First $150 million	0.50%
	$150 million to $250 million	0.45%
	$250 million to $1 billion	0.40%
	Over $1 billion	0.38%

Fund	Annual Fee
Small-Cap Growth	0.85%
Small-Cap Fundamental Value	0.85%
Sustainable Small-Cap Core	0.85%
Sustainable Value	0.60%
Global Leaders[1]	0.65%
Sustainable International Leaders[1]	0.75%
Intermediate Income	0.30%
Sustainable Bond	0.30%
Maryland Bond	0.30%
Tax-Exempt Bond	0.30%
Tax-Exempt Sustainable Bond	0.30%
Mortgage Securities	0.30%
WMC Strategic European Equity[2]	0.90%
Emerging Markets Select[2,3]	0.90%
Beutel Goodman Large-Cap Value[4]	0.45%
WMC Japan Equity[2]	0.80%

[1]
Brown Advisory Limited (“BAL”) serves as sub-adviser to the Global Leaders Fund and the Sustainable International Leaders Fund and makes investment decisions on their behalf. BAL is compensated for its services by the Adviser.

[2]
Wellington Management Company LLP (“Wellington”) serves as sub-adviser to the WMC Strategic European Equity Fund, the Emerging Markets Select Fund, and the WMC Japan Equity Fund and makes investment decisions on their behalf. Wellington is compensated for its services by the Adviser.

[3]	Pzena Investment Management, LLC (“Pzena”) serves as sub-adviser to the Emerging Markets Select Fund and makes investment decisions on its behalf. Pzena is compensated for its services by the Adviser.
[4]
Beutel, Goodman & Company Ltd. (“Beutel Goodman”) serves as sub-adviser to the Beutel Goodman Large-Cap Value Fund and makes investment decisions on its behalf. Beutel Goodman is compensated for its services by the Adviser.

These fees are reported on the Funds’ Statements of Operations as “Investment advisory fees”.
Business Management Fees – The Adviser is also entitled to receive an annual business management fee of 0.05%, accrued daily and payable monthly, of the Funds’ average daily net assets in exchange for its management and oversight of the non-investment advisory services provided to the Funds and the Trust. These fees are reported on the Funds’ Statements of Operations as “Business management fees”.

89

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
Fee Waivers and Expense Reimbursements (Operating Expense Caps) – The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses to limit total annual operating expenses as follows:

Fund(s):	Institutional Shares	Investor Shares	Advisor Shares
Growth Equity, Flexible Equity, and Sustainable Growth	0.82%	0.97%	1.22%
Small-Cap Growth	1.04%	1.19%	1.44%
Small-Cap Fundamental Value	1.03%	1.18%	1.43%
Sustainable Small-Cap Core	0.93%	1.08%	1.33%
Global Leaders	0.87%	1.02%	1.27%
Sustainable International Leaders	0.85%	1.00%	1.25%
Intermediate Income	0.48%	0.53%	0.78%
Sustainable Bond	0.53%	0.58%	0.83%
Maryland Bond and Mortgage Securities	0.55%	0.60%	0.85%
Tax-Exempt Bond and Tax-Exempt Sustainable Bond	0.62%	0.67%	0.92%
WMC Strategic European Equity	1.11%	1.26%	1.51%
Emerging Markets Select	1.17%	1.32%	1.57%
Sustainable Value and Beutel Goodman Large-Cap Value	0.70%	0.85%	1.10%
WMC Japan Equity	1.00%	1.15%	1.40%

During the year ended June 30, 2026, the Adviser waived $113,462 in expenses for Sustainable Small-Cap Core Fund, $73,879 in expenses for Sustainable Value Fund and $142,831 in expenses for Sustainable International Leaders Fund. The Adviser may recoup any waived amounts from the Funds if such reimbursement does not cause the Funds to exceed their existing expense limitations or the limitation in place at the time the reduction was originally made and the amount recouped is made within three years after the date on which the Adviser waived the expense. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any recoupment of previously waived fees and/or expenses. The cumulative amounts of previously waived fees that the Adviser may recoup from the Funds are shown below:

	June 30,
	2027	2028	2029	Total
Sustainable Small-Cap Core Fund	$92,246	$100,400	$113,462	$306,108
Sustainable Value Fund	75,923	74,924	73,879	224,726
Sustainable International Leaders Fund	104,346	116,788	142,831	363,965

During the year ended June 30, 2026, the Adviser recovered $12,480 of previously waived fees in WMC Japan Equity Fund.
Distribution – ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter for shares of the Funds and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.
Rule 12b-1 Distribution Fees – Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act (“Distribution Plan”), each Fund pays ALPS Distributors, Inc. (the “Distributor”), or any other entity as authorized by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities an aggregate fee equal to 0.25% of the average daily net assets of Advisor Shares for each Fund. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to financial intermediaries or other persons, including the Adviser, for any distribution or service activity. These fees are reported in the Funds’ Statements of Operations as “Distribution fees – Advisor Shares”.
Shareholder Servicing Fees – The Trust has also adopted a Shareholder Service Plan under which each Fund may pay a fee of up to 0.15% of the average daily net assets of each Fund’s Investor and Advisor Shares (except for the Intermediate Income Fund, Sustainable Bond Fund, Maryland Bond Fund, Tax-Exempt Bond Fund, Tax-Exempt Sustainable Bond Fund and Mortgage Securities Fund, which may pay a fee of up to 0.05%) for shareholder services

90

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
provided to the Funds by financial institutions, including the Adviser. The Adviser serves as the shareholder servicing agent of the Funds. These fees are reported in the Funds’ Statements of Operations as “Service fees – Investor Shares” and “Service fees – Advisor Shares”.
Investments in Affiliates – Intermediate Income Fund – The Intermediate Income Fund and Mortgage Securities Fund are considered affiliates since Brown Advisory LLC is the Adviser to both of the Funds. In seeking to achieve its investment objective, the Intermediate Income Fund may invest a portion of its assets into the Mortgage Securities Fund. As of June 30, 2026, the Intermediate Income Fund did not own shares of the Mortgage Securities Fund.
The Intermediate Income Fund has entered into a Fee Waiver Agreement (the “Agreement”) with the Adviser. Per the Agreement, the Intermediate Income Fund will waive Advisory Fees in an amount equal to the Advisory Fees earned by the Mortgage Securities Fund on the assets invested into it by the Intermediate Income Fund. For example, if the Intermediate Income Fund owned $10,000,000 worth of the Mortgage Securities Fund for an entire year, it would waive, on an annual basis, $30,000 in Advisory Fees ($10,000,000 multiplied by 0.30%, the annual Advisory Fee ratio for the Mortgage Securities Fund). The Intermediate Income Fund did not invest in the Mortgage Securities fund during the year ended June 30, 2026.
Other Service Providers – U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”), and in that capacity, performs various administrative services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. Certain officers of the Trust are employees of Fund Services and the Funds’ custodian, U.S. Bank, N.A., is an affiliate of the Administrator. Fees paid to Fund Services and U.S. Bank, N.A. for its service can be found in the Statements of Operations as “Administration, accounting and transfer agent fees” and “Custodian fees”, respectively. Additional amounts for miscellaneous expenses may be paid by the Funds to Fund Services and included in “Miscellaneous expenses” in the Statements of Operations.
Rule 17a-7 Transactions – Each Fund is permitted to purchase and sell securities to certain affiliated parties under specified conditions outlined in procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. Pursuant to these procedures, during the year ended June 30, 2026, the WMC Strategic European Equity Fund and WMC Japan Equity Fund engaged in such securities purchases of $4,215,134 and $2,051,407, respectively. The WMC Strategic European Equity Fund and Emerging Markets Select Fund engaged in such securities sales of $1,374,053 and $373,871, resulting in realized gain (loss) of $39,418 and $38,745, respectively. These transactions are included in the purchases and sales table in Note 4.
NOTE 4. PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of investments (including maturities), other than short-term investments, for year ended June 30, 2026 were as follows:

Fund	Purchases	Sales
Growth Equity	$204,770,535	$525,786,179
Flexible Equity	163,648,812	291,159,273
Sustainable Growth	2,888,173,970	7,407,911,228
Small-Cap Growth	203,703,939	651,661,407
Small-Cap Fundamental Value	582,611,380	858,052,828
Sustainable Small-Cap Core	79,121,586	87,799,176
Sustainable Value	70,082,148	69,266,640
Global Leaders	1,019,472,053	1,116,187,284
Sustainable International Leaders	22,729,761	31,868,339
Intermediate Income	104,686,310	91,407,259
Sustainable Bond	688,825,814	700,019,495
Maryland Bond	50,818,090	36,871,858
Tax-Exempt Bond	586,209,003	334,260,365

91

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)

Fund	Purchases	Sales
Tax-Exempt Sustainable Bond	$182,527,918	$134,700,812
Mortgage Securities	787,879,179	792,515,373
WMC Strategic European Equity	439,565,104	466,199,720
Emerging Markets Select	598,459,200	512,593,422
Beutel Goodman Large-Cap Value	456,461,978	1,400,678,219
WMC Japan Equity	729,820,566	418,230,908

During the year ended June 30, 2026, Sustainable Growth Fund had in-kind sales of investment securities of $24,930,740, resulting in realized gains of $14,361,116.
Purchases and sales of U.S. Government securities are included in the totals above and include U.S. Treasury Bonds and Notes. The Funds listed below purchased and sold U.S. Government securities for the year ended June 30, 2026 as follows:

Fund	Purchases	Sales
Intermediate Income	$11,352,459	$7,333,882
Sustainable Bond	41,856,009	41,061,184

Each Fund may participate in the liquidity program offered by ReFlow Fund, LLC (“ReFlow”), which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares (the “ReFlow Liquidity Program”). The ReFlow Liquidity Program provides each Fund with a potential source of cash to meet net shareholder redemptions by standing ready each business day to purchase Fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow or at other times at ReFlow’s discretion. While ReFlow holds Fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in kind in accordance with the Fund’s redemption in kind policy. For the use of the ReFlow Liquidity Program, a Fund pays a fee to ReFlow each time ReFlow purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among funds participating in the ReFlow Liquidity Program. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Fund. ReFlow’s purchases of Fund shares through the ReFlow Liquidity Program are made on an investment-blind basis without regard to the Fund’s investment objective, policies or anticipated performance. ReFlow purchases are not subject to any investment minimum applicable to such shares. ReFlow is under no obligation to purchase Fund shares. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. The Adviser believes that the ReFlow Liquidity Program may assist in stabilizing a Fund’s net assets to the benefit of the Fund and its shareholders. To the extent a Fund’s net assets do not decline, the Adviser and Sub-Adviser may also benefit. For the year ended June 30, 2026, none of the Funds utilized ReFlow.

92

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
NOTE 5. FEDERAL INCOME TAX AND DISTRIBUTION INFORMATION
At June 30, 2026, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Growth Equity Fund	Flexible Equity Fund	Sustainable Growth Fund	Small-Cap Growth Fund	Small-Cap Fundamental Value Fund	Sustainable Small-Cap Core Fund
Cost of investments	$196,898,877	$392,980,869	$ 2,686,621,695	$417,759,911	$904,446,055	$93,721,829
Unrealized appreciation	127,910,044	615,040,491	1,799,885,670	219,325,636	362,804,363	30,631,550
Unrealized depreciation	(9,782,904)	(14,665,490)	(209,050,926)	(42,414,538)	(34,093,369)	(6,526,255)
Net unrealized app (dep)	118,127,140	600,375,001	1,590,834,744	176,911,098	328,710,994	24,105,295
Undistributed income	—	3,603,786	—	402,247	2,226,451	2,592,849
Undistributed capital gains	77,701,763	84,122,610	903,263,117	65,935,791	57,229,900	4,010,213
Total undistributed earnings	77,701,763	87,726,396	903,263,117	66,338,038	59,456,351	6,603,062
Other accumulated gains (losses)	(7,244,212)	—	(16,751,329)	—	—	—
Total distributable earnings (losses)	$188,584,691	$688,101,397	$2,477,346,532	$243,249,136	$388,167,345	$30,708,357

	Sustainable Value Fund	Global Leaders Fund	Sustainable International Leaders Fund	Intermediate Income Fund	Sustainable Bond Fund	Maryland Bond Fund
Cost of investments	$140,584,624	$ 1,468,944,954	$26,474,764	$155,091,028	$591,273,052	$ 183,900,485
Unrealized appreciation	56,367,438	823,507,936	6,197,765	398,169	2,316,476	3,448,651
Unrealized depreciation	(6,862,446)	(79,258,533)	(2,622,029)	(2,516,630)	(12,326,003)	(3,538,803)
Net unrealized app (dep)	49,504,992	744,249,403	3,575,736	(2,118,461)	(10,009,527)	(90,152)
Undistributed income	3,751,351	12,822,547	493,318	371,992	1,379,610	449,674^
Undistributed capital gains	3,974,182	917,207	2,025,294	—	—	—
Total undistributed earnings	7,725,533	13,739,754	2,518,612	371,992	1,379,610	449,674
Other accumulated gains (losses)	—	(4,422,666)	1,005	(14,116,831)	(126,986,833)	(12,188,604)
Total distributable earnings (losses)	$57,230,525	$753,566,491	$6,095,353	$(15,863,300)	$ (135,616,750)	$(11,829,082)

	Tax-Exempt Bond Fund	Tax-Exempt Sustainable Bond	Mortgage Securities Fund	WMC Strategic European Equity Fund	Emerging Markets Select Fund	Beutel Goodman Large-Cap Value Fund
Cost of investments	$ 1,294,675,638	$342,048,741	$346,263,866	$ 552,746,097	$710,024,473	$ 646,152,205
Unrealized appreciation	31,970,930	3,452,184	1,857,268	158,220,449	399,352,052	264,354,292
Unrealized depreciation	(8,167,446)	(3,979,290)	(8,743,654)	(37,484,302)	(77,926,066)	(35,681,894)
Net unrealized app (dep)	23,803,484	(527,106)	(6,886,386)	120,736,147	321,425,986	228,672,398
Undistributed income	3,158,474^	757,781^	805,423	29,576,524	11,003,384	40,488,848
Undistributed capital gains	—	—	—	26,752,376	16,838,963	69,482,051
Total undistributed earnings	3,158,474	757,781	805,423	56,328,900	27,842,347	109,970,899
Other accumulated gains (losses)	(104,626,629)	(22,847,986)	(36,659,136)	(5,724)	(760,598)	—
Total distributable earnings (losses)	$(77,664,671)	$(22,617,311)	$(42,740,099)	$177,059,323	$348,507,735	$ 338,643,297

93

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)

WMC Japan Equity Fund
Cost of investments	$ 665,817,177
Unrealized appreciation	119,620,848
Unrealized depreciation	(49,026,865)
Net unrealized app (dep)	70,593,983
Undistributed income	33,593,875
Undistributed capital gains	21,653,149
Total undistributed earnings	55,247,024
Other accumulated gains (losses)	(27,215)
Total distributable earnings (losses)	$125,813,792

^	Represents income that is exempt from federal income taxes.
At June 30, 2026 the differences between tax basis and book basis amounts were primarily due to wash sales, PFICs, timing differences related to the amortization of premium on certain fixed income securities, and distributions payable.
At June 30, 2026, the following capital loss carryforwards and tax deferrals were available and outstanding, respectively:

	Capital Loss Carryforwards			Capital Loss Carryforwards Utilized	Tax Deferrals
Fund	Short-Term	Long-Term	Total		Post-October Capital Losses	Post-December Ordinary Losses
Growth Equity	$—	$—	$—	$—	$(7,244,212)	$ —
Flexible Equity	—	—	—	—	—	—
Sustainable Growth	—	—	—	—	(16,751,329)	—
Small-Cap Growth	—	—	—	—	—	—
Small-Cap Fundamental Value	—	—	—	—	—	—
Sustainable Small-Cap Core	—	—	—	—	—	—
Sustainable Value	—	—	—	—	—	—
Global Leaders	—	—	—	—	—	—
Sustainable International Leaders	—	—	—	—	—	—
Intermediate Income	(3,583,746)	(10,176,331)	(13,760,077)	—	—	—
Sustainable Bond	(48,704,724)*	(51,122,874)*	(99,827,598)	936,262	—	—
Maryland Bond	(1,197,098)	(10,541,901)	(11,738,999)	—	—	—
Tax-Exempt Bond	(30,361,977)	(71,107,093)	(101,469,070)	2,138,131	—	—
Tax-Exempt Sustainable Bond	(3,708,621)	(18,381,407)	(22,090,028)	314,495	—	—
Mortgage Securities	(25,234,670)	(10,650,044)	(35,884,714)	194,572	—	—
WMC Strategic European Equity	—	—	—	—	—	—
Emerging Markets Select	—	—	—	54,583,600	—	—
Beutel Goodman Large-Cap Value	—	—	—	—	—	—
WMC Japan Equity	—	—	—	—	—	—

*	Subject to an annual use limitation.

94

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
Distributions during the fiscal periods ended as noted were characterized for tax purposes as follows:

	Tax Exempt Income		Ordinary Income		Long-Term Capital Gain^
Fund	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Growth Equity	$—	$—	$8,479,020	$ 43,084,378	$194,476,301	$ 416,720,745
Flexible Equity	—	—	7,370,345	6,762,519	50,365,814	40,696,186
Sustainable Growth	—	—	8,836,550	—	1,394,537,194	499,075,486
Small-Cap Growth	—	—	1,976,360	6,117,074	114,855,638	75,779,338
Small-Cap Fundamental Value	—	—	7,701,131	45,883,923	135,727,966	164,240,805
Sustainable Small-Cap Core	—	—	1,137,502	531,144	3,058,758	190,242
Sustainable Value	—	—	2,858,445	2,349,208	989,177	459,255
Global Leaders	—	—	11,662,581	10,960,233	126,344,724	—
Sustainable International Leaders	—	—	706,377	338,796	852,889	56,740
Intermediate Income	—	—	5,100,215	4,550,072	—	—
Sustainable Bond	—	—	24,329,291	25,830,699	—	—
Maryland Bond	6,139,357	5,671,998	100,227	114,001	—	—
Tax-Exempt Bond	42,441,872	37,559,015	1,866,691	2,342,706	—	—
Tax-Exempt Sustainable Bond	10,498,338	9,331,719	911,895	1,111,086	—	—
Mortgage Securities	—	—	12,570,085	12,865,253	—	—
WMC Strategic European Equity	—	—	18,869,075	9,566,606	33,355,438	7,838,162
Emerging Markets Select	—	—	13,561,839	12,032,180	—	—
Beutel Goodman Large-Cap Value	—	—	37,872,032	40,959,276	44,107,874	110,348,814
WMC Japan Equity	—	—	18,681,600	—	296,064	—

^
Designated as a long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3). The Funds, as applicable, have also designated earnings and profits distributed to shareholders on the redemption of shares as capital gains in order to reduce earnings and profits of the Fund related to net capital gains to zero as of the date of this report.

U.S GAAP requires that certain components of net assets (presented on the Statements of Assets and Liabilities) be reclassified for permanent differences between financial reporting and tax reporting. These reclassifications are primarily the result of net operating losses, investments in real estate investment trusts, PFICs, foreign currency transactions, distribution reclassifications, equalization, and income adjustments to asset-backed security transactions. These reclassifications have no impact on the net assets of the Funds or the Funds’ NAV’s. For the year ended June 30, 2026, the following reclassifications were made:

Fund	Paid-in Capital	Distributable Earnings (Loss)
Growth Equity	$80,859,015	$(80,859,015)
Flexible Equity	6,672,879	(6,672,879)
Sustainable Growth	502,943,442	(502,943,442)
Small-Cap Growth	39,954,663	(39,954,663)
Small-Cap Fundamental Value	18,434,609	(18,434,609)
Sustainable Small-Cap Core	769,550	(769,550)
Sustainable Value	543,569	(543,569)
Global Leaders	14,564,227	(14,564,227)
Sustainable International Leaders	548,435	(548,435)
Intermediate Income	(2)	2

95

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)

Fund	Paid-in Capital	Distributable Earnings (Loss)
Sustainable Bond	$—	$—
Maryland Bond	—	—
Tax-Exempt Bond	—	—
Tax-Exempt Sustainable Bond	—	—
Mortgage Securities	—	—
WMC Strategic European Equity	11,712,301	(11,712,301)
Emerging Markets Select	439,581	(439,581)
Beutel Goodman Large-Cap Value	29,812,374	(29,812,374)
WMC Japan Equity	1,172,897	(1,172,897)

NOTE 6. FUTURES CONTRACTS
The Intermediate Income Fund, Sustainable Bond Fund, and Mortgage Securities Fund invested in futures contracts during the year ended June 30, 2026. At the time a Fund purchases or enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the terms of the contract. This collateral may consist of cash and/or securities (generally U.S. Treasury Bills). Thereafter, in connection with changes in the value of the futures contracts, the Funds may send or receive collateral to or from the broker. Such amounts are included on the Statements of Assets and Liabilities as “Cash deposit at broker – futures contracts” or “Cash collateral from broker – futures contracts”. Securities pledged as collateral, if there are any, are included on the Statements of Assets and Liabilities as part of “Total investments, at value”. These securities are also tickmarked on the Schedules of Investments as being pledged in connection with open futures contracts.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in the value of the contract. These daily fluctuations are known as variation margin and are recorded by the Fund as unrealized gains or losses on futures contracts. When these futures contracts are closed, realized gains or losses on futures contracts are recorded by the Fund. The realized gains or losses are reported in the Statement of Operations as net realized gains or losses from futures contracts. Depending upon the agreement with the broker, the Funds may or may not settle variation margin daily. The Funds attempt to mitigate counterparty credit risk by only entering into futures contracts with brokers that the Funds believe have the financial resources to honor their obligations and by monitoring the financial stability of these brokers. The “Notional Amount” of futures contracts shown on the Schedule of Investments represents the notional value of the futures contracts on the day they were opened. The “Notional Value” of futures contracts shown on the Schedule of Investments represents the notional value of the futures contracts as of the date of this report. For long futures contracts, an excess of Notional Value over Notional Amount results in unrealized appreciation on the futures contract (and an excess of Notional Amount over Notional Value results in unrealized depreciation on the futures contract). The opposite is true for short futures contracts. For futures contracts denominated in foreign currencies, both the Notional Amount and Notional Value have been translated into U.S. Dollars as of the date of this report. These unrealized appreciation (depreciation) amounts represent the net impact on a Fund’s net assets as a result of open futures contracts as of the date of this report. The use of long futures contracts by the Funds subjects them to a risk of loss in excess of the gross unrealized appreciation and/or gross unrealized depreciation amounts shown on the Statements of Assets and Liabilities and up to the total Notional Amount of the futures contract as shown on the Schedule of Investments. The use of short futures contracts by the Funds subjects them to a risk of loss in excess of the gross unrealized appreciation and/or gross unrealized depreciation amounts shown on the Statements of Assets and Liabilities and, hypothetically, up to an unlimited amount of loss that could exceed the Notional Amount of the futures contracts as shown on the Schedules of Investments.

96

BROWN ADVISORY FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2026(Continued)
During the year ended June 30, 2026, investments in futures contracts were as follows:

		Average Notional Value Outstanding
Fund	Risk Type	Long Futures Contracts	Short Futures Contracts
Intermediate Income	Interest Rate	$19,833,046	$2,650,779
Sustainable Bond	Interest Rate	70,995,257	15,061,623
Mortgage Securities	Interest Rate	8,592,704	24,490,341

Investment in long futures contracts increases a Fund’s exposure to interest rate risk, while investment in short futures contracts serves to reduce a Fund’s exposure to interest rate risk. Assets and/or liabilities related to futures contracts were not subject to an arrangement wherein those assets and/or liabilities were, or could have been, settled on a net basis with any other derivative related obligations.
NOTE 7. LINE OF CREDIT
As of June 30, 2026, Brown Advisory Funds has a secured, uncommitted line of credit of up to $200,000,000 with U.S. Bank, N.A. Effective January 16, 2026, Brown Advisory Funds added an additional secured, committed line of credit of up to $20,000,000. The interest rate on both the uncommitted and committed lines of credit as of the date of this report was 6.75% (prime rate). The commitment fee on the committed line of credit is 0.25% of the unused portion of the $20,000,000 commitment and is allocated monthly to each Fund based on net assets. The total amount of commitment fees paid by the Funds during the year ended June 30, 2026 was $22,788. The following table shows the details of the Funds’ borrowing activity during the year ended June 30, 2026. Funds that are not listed did not utilize the line of credit during the period.

Fund	Maximum Outstanding Balance	Average Daily Balance	Total Interest Expense Incurred	Average Annual Interest Rate
Global Leaders	$16,542,000	$45,321	$3,102	6.75%
Sustainable International Leaders	$6,351,000	$40,307	$2,759	6.75%
WMC Strategic European Equity	$20,786,000	$111,948	$7,945	7.00%
Emerging Markets Select	$1,828,000	$20,033	$1,371	6.75%

NOTE 8. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition through the date the financial statements were issued. No material events or transactions occurred subsequent to June 30, 2026 that would require recognition or disclosure in these financial statements.

97

BROWN ADVISORY FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Brown Advisory Funds and Shareholders of each of the nineteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the nineteen funds indicated in the table below (constituting Brown Advisory Funds, hereafter collectively referred to as the “Funds”) as of June 30, 2026, and the related statements of operations, of changes in net assets, and the financial highlights for the year then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations, changes in each of their net assets and each of the financial highlights for the year then ended in accordance with accounting principles generally accepted in the United States of America.

Fund
Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value
Fund Brown Advisory Sustainable Small-Cap Core Fund
Brown Advisory Sustainable Value Fund
Brown Advisory Global Leaders Fund
Brown Advisory Sustainable International Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Tax-Exempt Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory - WMC Strategic European Equity Fund
Brown Advisory Emerging Markets Select Fund
Brown Advisory - Beutel Goodman Large-Cap Value Fund
Brown Advisory - WMC Japan Equity Fund

The financial statements of the Funds as of and for the year ended June 30, 2025 and the financial highlights for each of the periods ended on or prior to June 30, 2025 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose reports dated August 29, 2025 (for all Funds other than the Brown Advisory Emerging Markets Select Fund) and September 17, 2025 (for the Brown Advisory Emerging Markets Select Fund) expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian, transfer agent, brokers and the administrative agent for the tender option bond trust; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Baltimore, Maryland
August 26, 2026
We have served as the auditor of one or more investment companies in Brown Advisory Funds since 2026.

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Federal Tax Status of Distributions Declared during the Tax Year (Unaudited)
For Federal Income Tax purposes, distributions from short-term capital gains are classified as ordinary income. The percentage of ordinary income distributions designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualifying interest income exempt from U.S. tax for foreign shareholders (“QII”) and the qualifying short-term capital gain distributions exempt from U.S. tax for foreign shareholders (“QSTCG”) is presented below:

Fund	Income Distributions Exempt from Federal Tax	QDI	DRD	QII	QSTCG
Growth Equity	0.00%	57.42%	53.59%	0.00%	100.00%
Flexible Equity	0.00%	91.70%	73.64%	0.00%	71.78%
Sustainable Growth	0.00%	100.00%	100.00%	0.00%	100.00%
Small-Cap Growth	0.00%	100.00%	100.00%	0.00%	100.00%
Small-Cap Fundamental Value	0.00%	100.00%	100.00%	0.00%	51.53%
Sustainable Small-Cap Core	0.00%	18.37%	17.59%	0.00%	100.00%
Sustainable Value	0.00%	75.57%	49.63%	0.00%	32.95%
Global Leaders	0.00%	100.00%	60.23%	0.00%	0.00%
Sustainable International Leaders	0.00%	100.00%	1.51%	0.00%	42.00%
Intermediate Income	0.00%	0.00%	0.00%	100.00%	0.00%
Sustainable Bond	0.00%	0.00%	0.00%	100.00%	0.00%
Maryland Bond	98.39%	0.00%	0.00%	100.00%	0.00%
Tax-Exempt Bond	95.79%	0.00%	0.00%	100.00%	0.00%
Tax-Exempt Sustainable Bond	92.01%	0.00%	0.00%	100.00%	0.00%
Mortgage Securities	0.00%	0.00%	0.00%	100.00%	0.00%
WMC Strategic European Equity	0.00%	75.11%	0.00%	0.00%	45.54%
Emerging Markets Select	0.00%	56.75%	1.36%	0.00%	0.00%
Beutel Goodman Large-Cap Value	0.00%	65.48%	60.55%	0.00%	17.36%
WMC Japan Equity	0.00%	34.93%	0.00%	0.00%	50.81%

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Additional Information (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
On February 12, 2026, the Board of Trustees of the Brown Advisory Funds (the “Board”), upon the recommendation of the Audit Committee of the Board, accepted the resignation of Tait, Weller & Baker LLP (“Tait”) as independent registered public accounting firm for the Brown Advisory Funds (the “Funds”) and concurrently selected PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Funds. The reports by Tait on the financial statements of the Funds for the fiscal years ended June 30, 2025 and June 30, 2024 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended June 30, 2025, June 30, 2024 and the period preceding resignation, there were no (1) disagreements (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) with Tait on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).
During the Funds’ fiscal years ended June 30, 2025 and June 30, 2024, the Funds, nor anyone on its behalf has consulted with PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies. Trustee fees is included on the Statement of Operations for each fund.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable to any fund included in this document.

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Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Information regarding the change in the Registrant’s independent registered public accounting firm was previously reported in the Registrant’s Form N-CSRS filed on March 9, 2026 (Accession No. 0001133228-26-003289).

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brown Advisory Funds

By (Signature and Title)*	/s/ Paul J. Chew
Paul J. Chew, Principal Executive Officer

Date	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul J. Chew
Paul J. Chew, Principal Executive Officer

Date	September 4, 2026

By (Signature and Title)*	/s/ Jason T. Meix
Jason T. Meix, Principal Financial Officer

Date	September 4, 2026

* Print the name and title of each signing officer under his or her signature.